SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 27	☑
(File No. 333-42257)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 64	☑
(File No. 811-05213)
(Check appropriate box or boxes.)
Exact Name of Registrant:
RiverSource of New York Account 8
Name of Depositor:
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
Address of Depositor’s Principal Executive Offices, Zip Code
Depositor’s Telephone Number, including Area Code:
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251
Name and Address of Agent for Service:
Dixie Carroll, Esq.
5229 Ameriprise Financial Center
Minneapolis, MN 55474
Approximate Date of Proposed Public Offering N/A
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)

☑	on April 29, 2013 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A: PROSPECTUS

Prospectus

April 29, 2013

RiverSource

Succession Select® Variable Life Insurance

AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

Issued by:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY)

20 Madison Avenue Extension
Albany, NY 12203
Telephone: 1-800-541-2251
(Home Office)
Website address: riversource.com/lifeinsurance
RiverSource of New York Account 8

This prospectus contains information about the life insurance policy that you should know before investing in RiverSource Succession Select Variable Life Insurance (Succession Select – NY).

The purpose of the policy is to provide life insurance protection on the life of two insureds and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the last surviving insured’s death. You may direct your net premiums or transfers to:

•	A fixed account to which we credit interest.

•	Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

Please note that your investments in a policy and its underlying funds:

•	Are NOT deposits or obligations of a bank or financial institution;

•	Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

•	Are subject to risks including loss of the amount you invested and the policy ending without value.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS  1

2  RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy or surrender the policy.

TRANSACTION FEES

CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Premium Expense Charge	When you pay premium.	3.5% of each premium payment.

Surrender Charge(a)	When you surrender your policy for its full cash surrender value, or the policy lapses, during the first 15 policy years.
Rate per $1,000 of the initial specified amount:

Minimum: $1.81 — Female, Standard, Age 15;
Male, Standard Nonsmoker, Age 90.

Maximum: $34.51 — Female, Nonsmoker, Age 70;
Male, Nonsmoker, Age 70.

Representative Insureds: $18.69 — Male, Standard Nonsmoker, Age 55; Female, Standard Nonsmoker, Age 55.

For 2001 CSO policies:

Rate per $1,000 of the initial specified amount:

Minimum: $2.03 — Female, Standard, Age 15;
Male, Standard Nontobacco, Age 90.

Maximum: $34.38 — Female, Standard Nontobacco, Age 70;
Male, Standard Nontobacco, Age 70.

Representative Insureds: $17.17 — Female, Standard Nontobacco, Age 55; Male, Standard Nontobacco, Age 55.

Partial Surrender Charge	When you surrender part of the value of your policy.	The lesser of: $25; or 2% of the amount surrendered.

Transfer Charge	We reserve the right to charge a fee for more than 12 transfers by mail or telephone per policy year.	Maximum: Up to $25 per transfer in excess of 12. Current: No charge.

Fees for Express Mail and Electronic Fund Transfers of Loan or Surrender Proceeds	When you take a loan or surrender and proceeds are sent by express mail or electronic fund transfer.	$30 — United States. $35 — International.

(a)	This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS  3

TRANSACTION FEES (continued)

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES

CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Cost of Insurance Charge(a)	Monthly.
Monthly rate per $1,000 of net amount at risk:

Minimum: $.00006 — Female, Standard, Age 15; Female, Standard, Age 15: Duration 1.

Maximum: $83.33 — Male, Smoker, Age 85; Male, Smoker, Age 90: Duration 15.

Representative Insureds:
 $.0044 — Male, Standard Nonsmoker, Age 55; Female, Standard Nonsmoker, Age 55: Duration 1.

For 2001 CSO policies:

Monthly rate per $1,000 of net amount at risk:

Minimum: $0.00001 — Female, Standard, Age 15;
Female, Standard, Age 15: Duration 1.

Maximum: $31.51 — Male, Tobacco, Age 85;
Male, Standard Tobacco, Age 90: Duration 15.

Representative Insureds: $.00239 — Male, Standard
Nontobacco, Age 55; Female, Preferred Nontobacco, Age 55: Duration 1.

Policy Fee	Monthly.	Maximum: • $20 per month for first 10 policy years; and• $7.50 per month for policy years 11+. Current: • $20 per month for the first 10 policy years.

Administrative Charge(a)	Monthly.	Monthly rate per $1,000 of initial specified amount: Maximum: Years 1-10 $.07. Years 11+ $.02. Current: Youngest Insured’s Age Per $1,000 of initial specified amount per month

	15-39	40-59	60+
Years 1-10	$.04	$.05	$.06
Years 11+	$.00	$.00	$.00

Representative Insureds: Male, Standard Nonsmoker, Age 55; Female, Standard Nonsmoker, Age 55.
Years 1-10 $.07.
Years 11+ $.02.

(a)	This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.

4  RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS

CHARGES OTHER THAN FUND OPERATING EXPENSES (continued)

CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Mortality and Expense Risk Charge	Daily.	Maximum:
• .90% of the average daily net asset value of the subaccounts for all policy years.

Current:
• .90% of the average daily net asset value of the subaccounts for policy years 1-10; and
• .45% of the average daily net asset value of the subaccounts for policy years 11+.

Interest Rate on Loans	Charged daily and due at the end of the policy year.	Maximum: 6% per year. Current: • 6% for policy years 1-10; • 4% for policy years 11+.

Four-Year Term Insurance Rider (FYT)(a),(b)	Monthly.
Monthly rate per $1,000 of the cost of insurance amount:

Minimum: $.00006 — Female,
Standard, Age 15; Female, Standard, Age 15: Duration 1.

Maximum: $18.51 — Male, Smoker, Age 85; Male, Smoker, Age 90: Duration 4.

Representative Insureds:
$.0044 — Male, Standard Nonsmoker, Age 55; Female, Standard Nonsmoker, Age 55: Duration 1.

For 2001 CSO policies:

Monthly rate per $1,000 of the cost of insurance amount:

Minimum: $0.00001 — Female, Standard, Age 15;
Female, Standard, Age 15: Duration 1.

Maximum: $13.31 — Male, Tobacco, Age 90;
Male, Tobacco, Age 95: Duration 4.

Representative Insureds: $.00239 — Male, Standard
Nontobacco, Age 55; Female, Preferred Nontobacco, Age 55:
Duration 1.

Policy Split Option Rider (PSO)	Monthly.	Monthly rate is $.06 per $1,000 of the current base policy specified amount plus the STR specified amount.

Survivor Term Rider (STR)(a),(c)	Monthly.
Monthly rate per $1,000 of the cost of insurance amount:

Minimum: $.00006 — Female, Standard Nonsmoker, Age 15; Female, Standard Nonsmoker, Age 15: Duration 1.

Maximum: $83.33 — Male, Smoker, Age 75; Male, Smoker, Age 75: Duration 25.

Representative Insureds:
$.0044 — Male, Standard Nonsmoker, Age 55; Female, Standard Nonsmoker, Age 55: Duration 1.

(a)	This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.
(b)	This rider will terminate if one of the following circumstances occurs: (1) four year-policy anniversary date shown in the policy; or (2) if the PSO rider is exercised.
(c)	The specified amount of this rider can be decreased once per year after the first year, but not below $1,000. If the policy includes a PSO rider, the STR rider will also be split and carried over to new policies. The STR is no longer available for purchase.

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS  5

ANNUAL OPERATING EXPENSES OF THE FUNDS
The next two tables describe the operating expenses of the funds that you may pay periodically during the time that you own the policy. These operating expenses are for the fiscal year ended Dec. 31, 2012, unless otherwise noted. The first table shows the minimum and maximum total operating expenses charged by the funds. The second table shows the total annual operating expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Minimum and maximum total annual operating expenses for the funds(a)
(Including management fee, distribution and/or service (12b-1) fees and other expenses)

	Minimum	Maximum

Total expenses before fee waivers and/or expense reimbursements	0.45%	1.71%

(a)	Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund’s affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund’s distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and Statement of Additional Information (SAI).

Total annual operating expenses for each fund*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

				Acquired fund	Gross total
	Management	12b-1	Other	fees and	annual
Fund name**	fees	fees	expenses	expenses***	expenses

AllianceBernstein VPS Growth and Income Portfolio (Class B)	0.55%	0.25%	0.05%	—%	0.85%

AllianceBernstein VPS International Value Portfolio (Class B)	0.75	0.25	0.06	—	1.06

AllianceBernstein VPS Large Cap Growth Portfolio (Class B)	0.75	0.25	0.11	—	1.11

American Century VP International, Class II	1.31	0.25	0.02	—	1.58

American Century VP Value, Class II	0.88	0.25	—	—	1.13

Calvert VP SRI Balanced Portfolio	0.70	—	0.20	—	0.90

Columbia Variable Portfolio – Balanced Fund (Class 3)	0.64	0.13	0.15	—	0.92

Columbia Variable Portfolio – Cash Management Fund (Class 3)	0.33	0.13	0.14	—	0.60	(1)

Columbia Variable Portfolio – Diversified Bond Fund (Class 3)	0.41	0.13	0.13	—	0.67

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)**	0.57	0.13	0.12	—	0.82

Columbia Variable Portfolio – Emerging Markets Fund (Class 3)**	1.07	0.13	0.22	—	1.42	(1)

Columbia Variable Portfolio – Global Bond Fund (Class 3)	0.55	0.13	0.16	—	0.84

Columbia Variable Portfolio – High Yield Bond Fund (Class 3)	0.58	0.13	0.17	—	0.88	(1)

Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	0.57	0.25	0.14	—	0.96

Columbia Variable Portfolio – Income Opportunities Fund (Class 3)	0.57	0.13	0.14	—	0.84

Columbia Variable Portfolio – International Opportunity Fund (Class 3)	0.79	0.13	0.20	—	1.12

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)	0.71	0.13	0.17	—	1.01	(1)

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)**	0.66	0.13	0.14	0.01	0.94

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)	0.76	0.13	0.17	—	1.06	(1)

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)	0.74	0.13	0.14	—	1.01	(1)

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)	0.10	0.13	0.22	—	0.45

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)	0.70	0.13	0.15	—	0.98	(1)

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)	0.79	0.13	0.22	—	1.14	(1)

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)**	0.36	0.13	0.14	—	0.63

Credit Suisse Trust – Commodity Return Strategy Portfolio	0.50	0.25	0.59	—	1.34	(2)

Eaton Vance VT Floating-Rate Income Fund	0.58	0.50	0.10	—	1.18

Fidelity® VIP Contrafund® Portfolio Service Class 2	0.56	0.25	0.08	—	0.89

Fidelity® VIP Growth & Income Portfolio Service Class 2	0.46	0.25	0.13	—	0.84

Fidelity® VIP Mid Cap Portfolio Service Class 2	0.56	0.25	0.09	—	0.90

6  RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS

Total annual operating expenses for each fund* (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

				Acquired fund	Gross total
	Management	12b-1	Other	fees and	annual
Fund name**	fees	fees	expenses	expenses***	expenses

Fidelity® VIP Overseas Portfolio Service Class 2	0.71%	0.25%	0.14%	—%	1.10%

FTVIPT Franklin Global Real Estate Securities Fund – Class 2	0.80	0.25	0.31	—	1.36

FTVIPT Franklin Small Cap Value Securities Fund – Class 2	0.51	0.25	0.16	—	0.92

FTVIPT Mutual Shares Securities Fund – Class 2	0.60	0.25	0.11	—	0.96

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares	0.80	—	0.07	—	0.87	(3)

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares	0.62	—	0.10	—	0.72	(4)

Invesco V.I. American Franchise Fund, Series II Shares**	0.68	0.25	0.30	—	1.23	(5)

Invesco V.I. Comstock Fund, Series II Shares**	0.56	0.25	0.29	—	1.10	(5)

Invesco V.I. Diversified Dividend Fund, Series I Shares	0.51	—	0.17	—	0.68

Invesco V.I. International Growth Fund, Series II Shares	0.71	0.25	0.30	—	1.26

Invesco V.I. Mid Cap Growth Fund, Series I Shares**	0.75	—	0.37	—	1.12	(6)

Invesco V.I. Mid Cap Growth Fund, Series II Shares**	0.75	0.25	0.37	—	1.37	(5)

Invesco V.I. Technology Fund, Series I Shares	0.75	—	0.41	—	1.16

Janus Aspen Series Global Technology Portfolio: Service Shares	0.64	0.25	0.12	—	1.01

Janus Aspen Series Janus Portfolio: Service Shares	0.48	0.25	0.05	—	0.78

Janus Aspen Series Overseas Portfolio: Service Shares	0.44	0.25	0.05	—	0.74

MFS® Investors Growth Stock Series – Service Class	0.75	0.25	0.08	—	1.08

MFS® New Discovery Series – Service Class	0.90	0.25	0.07	—	1.22

MFS® Utilities Series – Service Class	0.74	0.25	0.08	—	1.07

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares	0.85	0.35	0.51	—	1.71	(7)

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	0.75	0.35	0.31	—	1.41	(7)

Oppenheimer Global Fund/VA, Service Shares**	0.63	0.25	0.13	—	1.01

Oppenheimer Global Strategic Income Fund/VA, Service Shares	0.58	0.25	0.14	0.06	1.03	(8)

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares**	0.69	0.25	0.14	—	1.08	(9)

PIMCO VIT All Asset Portfolio, Advisor Class	0.43	0.25	—	0.75	1.43	(10)

Putnam VT Global Health Care Fund – Class IB Shares	0.64	0.25	0.20	—	1.09

Putnam VT International Equity Fund – Class IB Shares	0.71	0.25	0.18	—	1.14

Putnam VT Multi-Cap Growth Fund – Class IB Shares	0.57	0.25	0.15	—	0.97

Variable Portfolio – Aggressive Portfolio (Class 2)	—	0.25	0.02	0.80	1.07

Variable Portfolio – Aggressive Portfolio (Class 4)	—	0.25	0.02	0.80	1.07

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)**	0.42	0.13	0.13	—	0.68

Variable Portfolio – Conservative Portfolio (Class 2)	—	0.25	0.02	0.61	0.88

Variable Portfolio – Conservative Portfolio (Class 4)	—	0.25	0.02	0.61	0.88

Variable Portfolio – Moderate Portfolio (Class 2)	—	0.25	0.02	0.72	0.99

Variable Portfolio – Moderate Portfolio (Class 4)	—	0.25	0.02	0.72	0.99

Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	—	0.25	0.02	0.76	1.03

Variable Portfolio – Moderately Aggressive Portfolio (Class 4)	—	0.25	0.02	0.76	1.03

Variable Portfolio – Moderately Conservative Portfolio (Class 2)	—	0.25	0.02	0.67	0.94

Variable Portfolio – Moderately Conservative Portfolio (Class 4)	—	0.25	0.02	0.67	0.94

Variable Portfolio – Partners Small Cap Value Fund (Class 3)	0.91	0.13	0.15	0.01	1.20	(1)

Variable Portfolio – Sit Dividend Growth Fund (Class 3)**	0.71	0.13	0.13	—	0.97	(1)

Variable Portfolio – Victory Established Value Fund (Class 3)**	0.77	0.13	0.13	—	1.03	(1)

Wanger International	0.91	—	0.16	—	1.07

Wanger USA	0.86	—	0.10	—	0.96

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2	0.55	0.25	0.33	—	1.13	(11)

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS  7

Total annual operating expenses for each fund* (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

				Acquired fund	Gross total
	Management	12b-1	Other	fees and	annual
Fund name**	fees	fees	expenses	expenses***	expenses

Wells Fargo Advantage VT International Equity Fund – Class 2	0.75%	0.25%	0.23%	0.01%	1.24	%(11)

Wells Fargo Advantage VT Opportunity Fund – Class 2	0.65	0.25	0.20	0.01	1.11	(11)

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	0.75	0.25	0.19	0.01	1.20

*	The Funds provided the information on their expenses and we have not independently verified the information.

**	The previous fund names can be found in “The Variable Account and the Funds” section of the prospectus.

***	Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

(1)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.575% for Columbia Variable Portfolio – Cash Management Fund (Class 3), 1.375% for Columbia Variable Portfolio – Emerging Markets Fund (Class 3), 0.845% for Columbia Variable Portfolio – High Yield Bond Fund (Class 3), 0.915% for Columbia Variable Portfolio – Large Cap Growth Fund (Class 3), 0.995% for Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3), 0.995% for Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3), 0.875% for Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3), 1.055% for Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3), 1.005% for Variable Portfolio – Partners Small Cap Value Fund (Class 3), 0.895% for Variable Portfolio – Sit Dividend Growth Fund (Class 3) and 1.015% for Variable Portfolio – Victory Established Value Fund (Class 3).

(2)	Credit Suisse will waive fees and reimburse expenses so that the Portfolio’s annual operating expenses will not exceed 1.05% of the Portfolio’s average daily net assets. Waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.

(3)	The Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management rate of 0.77%. Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund’s Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.054% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 29, 2014 and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.84%.

(4)	Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund’s Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 29, 2014 and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.64%.

(5)	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 1.15% for Invesco V.I. American Franchise Fund, Series II Shares, 1.03% for Invesco V.I. Comstock Fund, Series II Shares and 1.34% for Invesco V.I. Mid Cap Growth Fund, Series II Shares of average daily net assets. Acquired fund fees and expenses are also excluded in determining such obligation, if applicable. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

(6)	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series I shares to 1.09% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

(7)	The Portfolios’ Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares. In addition, the Portfolios’ Distributor, Morgan Stanley Distribution Inc., has agreed to waive 0.10% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 0.25% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares of the 0.35% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

(8)	The Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Short Duration Fund and the Master Funds. This fee waiver and/or expenses reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the board. After fee waivers, net expenses would be 0.97%.

(9)	The Manager has voluntarily agreed to limit the Fund’s expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles; so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05%.

(10)	PIMCO has contractually agreed, through May 1, 2014, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above. After fee waivers, net expenses would be 1.34%.

8  RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS

(11)	The Adviser has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s total annual fund operating expenses after fee waiver at 1.00% for Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2, 0.94% for Wells Fargo Advantage VT International Equity Fund – Class 2 and 1.00% for Wells Fargo Advantage VT Opportunity Fund – Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS  9

Policy Benefits and Risks

This summary describes the policy’s important benefits and risks. The sections in the prospectus following this summary discuss the policy’s benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the “Key Terms” section.

POLICY BENEFITS

POLICY BENEFIT	WHAT IT MEANS	HOW IT WORKS

Death Benefit	We will pay a benefit to the beneficiary of the policy when both insureds have died. Before the youngest insured’s attained insurance age 100, your policy’s death benefit on the last surviving insured’s death can never be less than the specified amount unless you change that amount or your policy has outstanding indebtedness.	The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date. You may choose either of the following death benefit options:

Option 1 (level amount): If death is prior to the youngest insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
• the specified amount; or
• a percentage of the policy value.

Option 2 (variable amount): If death is prior to the youngest insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
• the policy value plus the specified amount; or
• a percentage of the policy value.

You may change the death benefit option or specified amount within certain limits, but doing so generally will affect policy charges. We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Internal Revenue Code of 1986, as amended (Code).

Under both Option 1 and Option 2, if death is on or after the youngest insured’s attained insurance age 100, the death benefit amount will be the greater of:
• the policy value on the death benefit valuation date; or
• the policy value at the youngest insured’s attained insurance age 100.

Minimum Initial Guarantee Period and Death Benefit Guarantee (DBG)	Your policy will not lapse (end without value) if the minimum initial premium period or the DBG option is in effect, even if the cash surrender value is less than the amount needed to pay the monthly deduction.	Minimum Initial Premium Period: A period of time during the early years of the policy when you may choose to pay the minimum initial premium as long as the policy value minus indebtedness equals or exceeds the monthly deduction.

Death Benefit Guarantee: The policy has the following DBG option which remains in effect if you meet certain premium requirements and indebtedness does not exceed the policy value minus surrender charges:

• Death Benefit Guarantee To Age 100 (DBG-100) guarantees the policy will not lapse before the youngest insured’s attained insurance age 100.

10  RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS

POLICY BENEFITS (continued)

POLICY BENEFIT	WHAT IT MEANS	HOW IT WORKS

Flexible Premiums	You choose when to pay premiums and how much premium to pay.	When you apply for your policy, you state how much you intend to pay and whether you will pay quarterly, semiannually or annually. You may also make additional, unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the youngest insured’s attained insurance age 100. We may refuse premiums in order to comply with the Code. Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and the length of time your policy will remain in force as well as affect whether the DBG remains in effect.

Policy Value Credits	You may receive a credit to your policy value beginning in the second policy year.	If you have met certain premium requirements, we currently credit the policy value on a pro rata basis with an amount equal on an annual basis to .15% of the policy value. We reserve the right to change the credit percentage. No minimum credit is guaranteed. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semi-annual or annual basis as we determine.

Right to Examine Your Policy (“Free Look”)	You may return your policy for any reason and receive a full refund of all premiums paid.	You may mail or deliver the policy to our home office or to your sales representative with a written request for cancellation by the 20th day after you receive it. (If the policy is intended to replace an existing policy, your right to examine it is extended to 60 days.). On the date your request is postmarked or received, the policy will immediately be considered void from the start.

Under our current administrative practice, your request to cancel the policy under the “Free Look” provision will be honored if received at our home office within 30 days from the latest of the following dates:
• The date we mail the policy from our office.
• The policy date (only if the policy is issued in force).
• The date your sales representative delivers the policy to you as evidenced by our policy delivery receipt, which you must sign and date.

We reserve the right to change or discontinue this administrative practice at any time.

Exchange Right	For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts.	Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. This exchange does not require our underwriting approval. We do not issue a new policy. State restrictions may apply.

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS  11

POLICY BENEFITS (continued)

POLICY BENEFIT	WHAT IT MEANS	HOW IT WORKS

Investment Choices	You may direct your net premiums or transfer your policy’s value to:
	• The Variable Account which consists of subaccounts, each of which invests in a fund with a particular investment objective; or	• Under the Variable Account your policy’s value may increase or decrease daily, depending on the investment return. No minimum amount is guaranteed.
	• The Fixed Account which is our general investment account.	• The Fixed Account earns interest rates that we adjust periodically. This rate will never be lower than 4%.

Surrenders	You may cancel the policy while it is in force and receive its cash surrender value or take a partial surrender out of your policy.	The cash surrender value is the policy value minus indebtedness minus any applicable surrender charges. Partial surrenders are available within certain limits for a fee.

Loans	You may borrow against your policy’s cash surrender value.	Your policy secures the loan.

Transfers	You may transfer your policy’s value.	You may transfer policy value from one subaccount to another or between subaccounts and the fixed account. You can also arrange for automated transfers among the fixed account and subaccounts. Certain restrictions may apply.

Optional Insurance Benefits	You may add optional benefits to your policy at an additional cost, in the form of riders (if you meet certain requirements). The amounts of these benefits do not vary with investment experience of the variable account. Certain restrictions and conditions apply and are clearly described in the applicable rider.	Available riders you may add:
• Four-Year Term Insurance Rider (FYT): FYT provides a specified amount of term insurance. The FYT death benefit is paid if both insureds die during the first four policy years.
• Policy Split Option Rider (PSO): PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds, dissolution of a business owned or conducted by the insureds, dissolution of a business partnership between the insureds or certain changes in federal estate tax law. (See “Federal Taxes.”)

12  RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS

POLICY RISKS

POLICY RISK	WHAT IT MEANS	WHAT CAN HAPPEN

Investment Risk	You direct your net premiums or transfer your policy’s value to a subaccount that drops in value.
• You can lose cash values due to adverse investment experience. No minimum amount is guaranteed under the subaccounts of the variable account.
• Your death benefit under Option 2 may be lower due to adverse investment experience.
• Your policy could lapse due to adverse investment experience if neither the minimum initial premium period nor any of the DBG options are in effect and you do not pay the premiums needed to maintain coverage.

	You transfer your policy’s value between subaccounts.	• The value of the subaccount from which you transferred could increase. • The value of the subaccount to which you transferred could decrease.

Risk of Limited Policy Values in Early Years	The policy is not suitable as a short-term investment.	• If you are unable to afford the premiums needed to keep the policy in force, your policy could lapse with no value.

Your policy has little or no cash surrender value in the early policy years.
• Surrender charges apply to this policy for the first 15 policy years. Surrender charges can significantly reduce policy value. Poor investment performance can also significantly reduce policy values. During early policy years the cash surrender value may be less than the premiums you pay for the policy.

	Your ability to take partial surrenders is limited.	• You cannot take partial surrenders during the first policy year.

Lapse Risk	You do not pay the premiums needed to maintain coverage.	• We will not pay a death benefit if your policy lapses. • Also, the lapse may have adverse tax consequences. (See “Tax Risk.”)

Your policy may lapse due to surrender charges.
• Surrender charges affect the surrender value, which is a measure we use to determine whether your policy will enter a grace period (and possibly lapse, which may have adverse tax consequences). A partial surrender will reduce the policy value, will reduce the death benefit and the specified amount, and may terminate any of the DBG options.

You take a loan against your policy.
• Taking a loan increases the risk of:
 — policy lapse (which may have adverse tax consequences);
 — a permanent reduction of policy value;
 — reducing the death benefit.
• Taking a loan may also terminate the DBG.

Your policy can lapse due to poor investment performance.
• Your policy could lapse due to adverse investment experience if neither the minimum initial premium period nor any of the DBG options are in effect and you do not pay the premiums needed to maintain coverage.
• The lapse may have adverse tax consequences.

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS  13

POLICY RISKS (continued)

POLICY RISK	WHAT IT MEANS	WHAT CAN HAPPEN

Exchange/Replacement Risk	You exchange or replace another policy to buy this one.
• You may pay surrender charges on the old policy.

• The new policy has surrender charges, which may extend beyond those in the old policy.

• You may be subject to new incontestability and suicide periods on the new policy.

• You may be in a higher insurance risk rating category in the new policy which may require higher premiums.

You use cash values or dividends from another policy to buy this one, without fully surrendering the other policy.
• If you borrow from another policy to buy this one, the loan reduces the death benefit on the other policy. If you fail to repay the loan and accrued interest, you could lose the other coverage and you may be subject to income tax if the policy lapses or is surrendered with a loan against it. You may have adverse tax consequences. (See “Tax Risk.”)

• If you surrender cash value from another policy to buy this one, you could lose coverage on the other policy. Also, the surrender may be subject to income tax. You may have adverse tax consequences. (See “Tax Risk.”)

Tax Risk	A policy may be classified as a “modified endowment contract” (MEC) for federal income tax purposes when issued. If a policy is not a MEC when issued, certain changes you make to the policy may cause it to become a MEC.
• Any taxable earnings come out first on surrenders or loans from a MEC policy or an assignment or pledge of a MEC policy. Federal income tax on these earnings will apply. State income taxes may also apply. If you are under age 59 1/2, a 10% penalty tax may also apply to these earnings. After the earnings are withdrawn, then the after-tax investment in the policy is paid out.

If you exchange or replace another policy to buy this one.
• If you replace the old policy and it is not part of an exchange under Section 1035 of the Code, there may be adverse tax consequences if the total policy value (before reductions for outstanding loans, if any) exceeds your investment in the old policy.

• If you replace the old policy as part of an exchange under Section 1035 of the Code and there is a loan on the old policy, there may be adverse tax consequences if the total policy value (before reductions for the outstanding loan) exceeds your investment in the old policy.

14  RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS

POLICY RISKS (continued)

POLICY RISK	WHAT IT MEANS	WHAT CAN HAPPEN

Tax Risk (continued)
If your policy lapses or is fully surrendered with an outstanding policy loan, you may experience a significant tax risk, especially if your policy is not a MEC.	You will be taxed on any earnings in the policy. Earnings will be calculated as follows:

• For non-MEC policies, this includes earnings included in the policy’s cash surrender value and earnings previously taken via existing loans. It could be the case that a policy with a relatively small existing cash value could have significant as yet untaxed earnings that will be taxed upon lapse or surrender of the policy.

• For MEC policies, earnings are the remaining earnings (any earnings that have not been previously taxed) in the policy, which could be a significant amount depending on the policy.

	You may buy this policy to fund a tax-deferred retirement plan.	• The policy will not provide any necessary or additional tax deferral if it is used to fund a tax-deferred retirement plan.

The investments in the subaccount are not adequately diversified.
• If a policy fails to qualify as a life insurance policy because it is not adequately diversified, the policyholder
must include in gross income the “income on the contract”
(as defined in Section 7702(g) of the Code).

Congress may change how a life insurance policy is taxed at any time. The interpretation of current tax law is subject to change by the Internal Revenue Service (IRS) or the courts at any time.
• You could lose any or all of the specific federal income tax attributes and benefits of a life insurance policy including tax-deferred accrual of cash values and income tax free death benefits. For non-MEC policies you could lose your ability to take non-taxable distributions or loans from the policy.

• Typically, changes of this type are prospective only, but some or all of the attributes could be affected.

	The IRS may determine that you are the owner of the fund shares held by our Variable Account.	• You may be taxed on the income of each subaccount to the extent of your interest in the subaccount.

Variable life insurance is a complex vehicle that is subject to market risk, including the potential loss of principal invested. Before you invest, be sure to ask your sales representative about the policy’s features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

FUND RISKS
A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund’s prospectus. Please refer to the prospectuses for the funds for more information. The investment advisers cannot guarantee that the funds will meet their investment objectives.

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS  15

Loads, Fees and Charges

Policy charges primarily compensate us for:

•	providing the insurance benefits of the policy;

•	issuing the policy;

•	administering the policy;

•	assuming certain risks in connection with the policy; and

•	distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses. We may profit from one or more of the charges we collect under the policy. We may use these profits for any corporate purpose.

PREMIUM EXPENSE CHARGE
We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 3.5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with administering and distributing the policy, including agents’ commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under “Surrender Charge” below, also may partially compensate us for these expenses.) The premium expense charge also may compensate us for paying taxes imposed by the State of New York on premiums received by insurance companies.

MONTHLY DEDUCTION
On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1.	the cost of insurance for the policy month;

2.	the policy fee shown in your policy;

3.	the administrative charge shown in your policy; and

4.	charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the four components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

•	you do not specify the accounts from which the monthly deduction is to be taken; or

•	the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-100 or the minimum initial premium period is in effect. (See “Death Benefit Guarantee to Age 100,” “Minimum Initial Premium Period;” also “Grace Period,” “Reinstatement.”)

Components of the monthly deduction:

1.	Cost of insurance: the cost providing the death benefit under your policy.

The cost of insurance for a policy month is calculated as: [a x (b – c)]

where:

“a”	is the monthly cost of insurance rate based on each insured’s insurance age, duration of coverage, sex, (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases.

We set the rates based on our expectations of mortality, future investment earnings, persistency and expenses. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the guaranteed annual maximum cost of insurance rates shown in your policy. For 2001 CSO Policies, the rates are based on the 2001 Commissioners Standard Ordinary (CSO) Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday. For all other policies, the rates are based on the 1980 CSO Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

16  RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS

“b”	is the death benefit on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).

“c”	is the policy value on the monthly date. At this point, the policy value has been reduced by the policy fee, the administrative charge and any charges for optional riders.

2.	Policy fee: $20 per month for the first ten policy years. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $20 per month in the first ten policy years and $7.50 per month thereafter.

3.	Administrative charge: The monthly charge varies depending on the youngest insured’s insurance age. For insurance ages 15-39, the rate is $0.04 per $1,000 of the policy’s initial specified amount, for insurance ages 40-59, the rate is $0.05 and for insurance ages 60 and over, the rate is $0.06. This charge reimburses us for expenses associated with issuing the policy and partially compensates us for expenses associated with distribution and administration of the policy. We reserve the right to change the charge in the future, but guarantee that it will never exceed $0.07 per $1,000 of the policy’s initial specified amount for the first ten years and $.02 per $1,000 of the policy’s initial specified amount thereafter.

4.	Optional insurance benefit charges: charges for any optional benefits added to the policy by rider. (See “Fee Tables — Charges Other than Fund Operating Expenses.”)

SURRENDER CHARGE
If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge.

The surrender charge reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insureds’ insurance ages, risk classifications and initial specified amount. The maximum surrender charge will remain level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.

The following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55 qualifying for standard nonsmoker rates. We assume the specified amount to be $1,500,000.

Lapse or surrender	Maximum
at beginning of year	surrender charge

1	$28,042.27

2	28,042.27

3	28,042.27

4	28,042.27

5	28,042.27

6	27,808.48

7	25,004.24

8	22,200.13

9	19,395.89

10	16,591.65

11	13,787.44

12	10,983.17

13	8,178.92

14	5,374.68

15	2,570.44

16	0.00

The maximum surrender charge is the number of thousands of dollars of initial specified amount multiplied by a rate based on the youngest insured’s issue age multiplied by a rate based on the oldest insured’s issue age. Both rates are based on risk classifications of the insureds (i.e., standard or nonsmoker). In the example above, the initial specified amount is $1,500,000 and the insureds are male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55 qualifying

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS  17

for standard nonsmoker rates; the youngest insured’s rate is $21.0979 and the oldest insured’s rate is $0.8861. The maximum surrender charge is $1,500 multiplied by $21.0979 multiplied by $0.8861, which equals $28,042.27.

For 2001 CSO policies, the following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nontobacco rates and female, insurance age 55, qualifying for standard nontobacco rates. We assume the specified amount to be $1,200,000.

Lapse or surrender	Maximum
at beginning of year	surrender charge

1	$20,602.49

2	20,602.49

3	20,602.49

4	20,602.49

5	20,602.49

6	20,430.61

7	18,370.07

8	16,309.53

9	14,249.96

10	12,189.42

11	10,128.88

12	8,068.34

13	6,008.77

14	3,948.23

15	1,887.69

16	0.00

From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE
If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE
This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts for the first 10 policy years and .45% thereafter. We reserve the right to charge up to .90% for all policy years. Computed daily, the charge compensates us for:

•	Mortality risk — the risk that the cost of insurance charge will be insufficient to meet actual claims.

•	Expense risk — the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

TRANSFER CHARGE
We reserve the right to assess a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.

ANNUAL OPERATING EXPENSES OF THE FUNDS
Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund’s prospectus.

EFFECT OF LOADS, FEES AND CHARGES
Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

•	cost of insurance charges;

•	administrative charges;

18  RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS

•	surrender charges;

•	cost of optional insurance benefits;

•	policy fees;

•	mortality and expense risk charges; and

•	annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES
We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

RiverSource Life of NY

We are a stock life insurance company organized in 1972 under the laws of the State of New York and are located at 20 Madison Avenue Extension, Albany, NY 12203. Our mailing address is: 20 Madison Avenue Extension, P.O. Box 5144, Albany, NY 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business in the State of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

The Variable Account and the Funds

The variable account: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

The funds: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

•	Fund name and management: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund name and management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the fund providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

•	Funds available under the policy: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is a substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS  19

limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation that a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

•	Revenue we receive from the funds may create potential conflicts of interest: We or our affiliates receive from each of the funds, or the funds’ affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) and Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds).

Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on policy values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.69% of the average daily net assets invested in the underlying funds through this policy and other policies and contracts that we and our affiliate life insurance company issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this policy and other policies and contracts that we and our affiliates issue. Please see the Statement of Additional Information (SAI) for a table that ranks the underlying funds according to total dollar amounts that their affiliates paid us or our affiliates in the prior calendar year.

Expense payments, non-cash compensation and other forms of revenue may influence recommendations your sales representative makes regarding whether you should invest in the policy and whether you should allocate premiums or policy value to a subaccount that invests in a particular fund (see “Distribution of the Policy”).

The revenue we and/or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the policy (see “Fee Tables”). However, the revenue we and/or affiliates receive from a fund or its affiliates may come, at least in part, from the fund’s fees and expenses you pay indirectly when you allocate policy value to the subaccount that invests in that fund.

•	Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including, but not limited to expense payments and non-cash compensation for various purposes including:

•	Compensating, training and educating sales representatives who sell the policies.

•	Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

•	Providing sub-transfer agency and shareholder servicing to policy owners.

•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the policies.

•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

•	Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

•	Subaccounting, transaction processing, recordkeeping and administration.

•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management Investment Advisers. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

20  RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS

•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser, subadviser, transfer agent or an affiliate of these and assets of the fund’s distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

You can direct your net premiums and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

Investing In	Investment Objective and Policies	Investment Adviser
AllianceBernstein VPS Growth and Income Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

AllianceBernstein VPS International Value Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

AllianceBernstein VPS Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

American Century VP International, Class II	Seeks capital growth.	American Century Investment Management, Inc.

American Century VP Value, Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

Calvert VP SRI Balanced Portfolio	Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors.	Calvert Investment Management, Inc., adviser. New Amsterdam Partners LLC, subadviser on equity portion; no subadviser on fixed-income portion.

Columbia Variable Portfolio – Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Cash Management Fund (Class 3)	Seeks maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Diversified Bond Fund (Class 3)	Seeks high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (previously Columbia Variable Portfolio – Diversified Equity Income Fund (Class 3))	Seeks high level of current income and, as a secondary goal, steady growth of capital.	Columbia Management Investment Advisers, LLC

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS  21

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (previously Columbia Variable Portfolio – Emerging Markets Opportunity Fund (Class 3))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Global Bond Fund (Class 3)	Non-diversified fund that seeks high total return through income and growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – High Yield Bond Fund (Class 3)	Seeks high current income, with capital growth as a secondary objective.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Income Opportunities Fund (Class 3)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – International Opportunity Fund (Class 3)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, sub-adviser.

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (previously Columbia Variable Portfolio – Dynamic Equity Fund (Class 3))	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)	Seeks growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – S&P 500 Index (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC

22  RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (previously Columbia Variable Portfolio – Short Duration U.S. Government Fund (Class 3))	Seeks high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.	Columbia Management Investment Advisers, LLC

Credit Suisse Trust – Commodity Return Strategy Portfolio	The fund is designed to achieve positive total return relative to the performance of the Dow Jones-UBS Commodity Index Total Return (“DJ-UBS”).	Credit Suisse Asset Management, LLC

Eaton Vance VT Floating-Rate Income Fund	Seeks high level of current income.	Eaton Vance Management

Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value it believes is not fully recognized by the public. Invests in either “growth” stocks or “value” stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Growth & Income Portfolio Service Class 2	Seeks high total return through a combination of current income and capital appreciation. Normally invests a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Invests in domestic and foreign issuers. The Fund invests in either “growth” stocks or “value” stocks or both.	FMR is the fund’s manager. FMRC and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either “growth” or “value” common stocks or both.	FMR is the fund’s manager. FMRC and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Overseas Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks allocating investments across different countries and regions. Normally invests at least 80% of assets in non-U.S. securities.	FMR is the fund’s manager. FMRC and other investment advisers serve as sub-advisers for the fund.

FTVIPT Franklin Global Real Estate Securities Fund – Class 2	Seeks high total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.	Franklin Templeton Institutional, LLC

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS  23

Investing In	Investment Objective and Policies	Investment Adviser
FTVIPT Franklin Small Cap Value Securities Fund – Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC

FTVIPT Mutual Shares Securities Fund – Class 2	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.

Invesco V.I. American Franchise Fund, Series II Shares (previously Invesco Van Kampen V.I. – American Franchise Fund, Series II Shares)	Seeks capital growth.	Invesco Advisers, Inc.

Invesco V.I. Comstock Fund, Series II Shares (previously Invesco Van Kampen V.I. – Comstock Fund, Series II Shares)	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.

Invesco V.I. Diversified Dividend Fund, Series I Shares	Seeks to provide reasonable current income and long-term growth of income and capital.	Invesco Advisers, Inc.

Invesco V.I. International Growth Fund, Series II Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Invesco V.I. Mid Cap Growth Fund, Series I Shares (previously Invesco Van Kampen V.I. – Mid Cap Growth Fund, Series I Shares)	Seeks capital growth.	Invesco Advisers, Inc.

Invesco V.I. Mid Cap Growth Fund, Series II Shares (previously Invesco Van Kampen V.I. – Mid Cap Growth Fund, Series II Shares)	Seeks capital growth.	Invesco Advisers, Inc.

Invesco V.I. Technology Fund, Series I Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Janus Aspen Series Global Technology Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

24  RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
Janus Aspen Series Janus Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

Janus Aspen Series Overseas Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

MFS® Investors Growth Stock Series – Service Class	Seeks capital appreciation.	MFS® Investment Management

MFS® New Discovery Series – Service Class	Seeks capital appreciation.	MFS® Investment Management

MFS® Utilities Series – Service Class	Seeks total return.	MFS® Investment Management

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares	Seeks to provide current income and capital appreciation.	Morgan Stanley Investment Management Inc., adviser; Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, subadvisers.

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.

Oppenheimer Global Fund/VA, Service Shares (previously Oppenheimer Global Securities Fund/VA, Service Shares)	Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

Oppenheimer Global Strategic Income Fund/VA, Service Shares	Seeks a high level of current income principally derived from interest on debt securities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (previously Oppenheimer Main Street Small – & Mid-Cap Fund®/VA, Service Shares)	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

PIMCO VIT All Asset Portfolio, Advisor Class	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

Putnam VT Global Health Care Fund – Class IB Shares	Seeks capital appreciation.	Putnam Investment Management, LLC, adviser; Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited

Putnam VT International Equity Fund – Class IB Shares	Seeks capital appreciation.	Putnam Investment Management, LLC, adviser; Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited

Putnam VT Multi-Cap Growth Fund – Class IB Shares	Seeks long-term capital appreciation.	Putnam Investment Management, LLC

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS  25

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Aggressive Portfolio (Class 2)	Seeks high level of total return that is consistent with an aggressive level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in equity securities and also invests a small amount in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Aggressive Portfolio (Class 4)	Seeks high level of total return that is consistent with an aggressive level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in equity securities and also invests a small amount in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (previously Columbia Variable Portfolio – Global Inflation Protected Securities Fund (Class 3))	Non-diversified fund that seeks total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.

Variable Portfolio – Conservative Portfolio (Class 2)	Seeks high level of total return that is consistent with a conservative level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Conservative Portfolio (Class 4)	Seeks high level of total return that is consistent with a conservative level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderate Portfolio (Class 2)	Seeks high level of total return that is consistent with a moderate level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in a balance of underlying funds that invest in fixed income securities and underlying funds that invest in equity securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderate Portfolio (Class 4)	Seeks high level of total return that is consistent with a moderate level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in a balance of underlying funds that invest in fixed income securities and underlying funds that invest in equity securities.	Columbia Management Investment Advisers, LLC

26  RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	Seeks high level of total return that is consistent with a moderately aggressive level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in equity securities and also invests a moderate amount in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Aggressive Portfolio (Class 4)	Seeks high level of total return that is consistent with a moderately aggressive level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in equity securities and also invests a moderate amount in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Conservative Portfolio (Class 2)	Seeks high level of total return that is consistent with a moderately conservative level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in fixed income securities and also invests a moderate amount in underlying funds that invest in equity securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Conservative Portfolio (Class 4)	Seeks high level of total return that is consistent with a moderately conservative level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in fixed income securities and also invests a moderate amount in underlying funds that invest in equity securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Partners Small Cap Value (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Barrow, Hanley, Mewhinney & Strauss, Inc., Denver Investment Advisors LLC, Donald Smith & Co., Inc., River Road Asset Management, LLC and Turner Investment Partners, Inc., subadvisers.

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (previously Variable Portfolio – Davis New York Venture Fund (Class 3))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Sit Investment Associates, Inc., subadviser.

Variable Portfolio – Victory Established Value Fund (Class 3) (previously Variable Portfolio – Goldman Sachs Mid Cap Value Fund (Class 3))	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management, Inc., subadviser.

Wanger International	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS  27

Investing In	Investment Objective and Policies	Investment Adviser
Wanger USA	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2	Seeks long-term total return, consisting of capital appreciation and current income.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Wells Fargo Advantage VT International Equity Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Wells Fargo Advantage VT Opportunity Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Please refer to the prospectuses for the funds for more information. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS
Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS
We may substitute the funds in which the subaccounts invest if:

•	laws or regulations change;

•	the existing funds become unavailable; or

•	in our judgment, the funds no longer are suitable (or are no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the Columbia Variable Portfolio – Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. A reallocation and subsequent transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. (See “Transfers Between the Fixed Account and Subaccounts.”)

If the Columbia Variable Portfolio – Cash Management Fund liquidates, we will delay payments of any transfer, surrender, loan or death benefit from the fund until the fund is liquidated.

In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance department.

VOTING RIGHTS
As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you

28  RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS

notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

The Fixed Account

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in “Transfers Between the Fixed Account and Subaccounts”). Amounts allocated to the fixed account become part of our general account. The general account includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested. The assets held in our general account support the guarantees under your policy, including the death benefits. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

Placing policy value in the fixed account does not entitle you to share in the fixed account’s investment experience, nor does it expose you to the account’s investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on reasonable assumptions as to investment income, mortality, persistency and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Purchasing Your Policy

APPLICATION
Your sales representative will help you complete an application and send it along with your initial premium payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:

•	select a specified amount of insurance;

•	select a death benefit option;

•	designate a beneficiary; and

•	state how premiums are to be allocated among the fixed account and/or the subaccounts.

Insurability: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

Age limit: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.

Risk classification: The risk classification is based on the insured’s health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See “Loads, Fees and Charges.”)

Other conditions: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS  29

Incontestability: We will have two years from the effective date of your policy or from reinstatement of your policy (see “Keeping the Policy in Force — Reinstatement”) to contest the truth of statements or representations in your application. After the policy has been in force during the insured’s lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

PREMIUMS
Payment of premiums: In applying for your policy, you decide how much you intend to pay and how often you will make payments. During the early policy years until the policy value is sufficient to cover the surrender charge, we require that you pay the minimum initial premiums.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-100 or the minimum initial premium period in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-100 or the minimum initial premium period remain in effect.

Premium limitations: You may make unscheduled premium payments at any time and in an amount of at least $50. We reserve the right to limit the number and amount of unscheduled premium payments.

No premium payments, scheduled or unscheduled, are allowed on or after the youngest insured’s attained insurance age 100.

Allocation of premiums: Until the policy date, we hold premiums, if any, in the fixed account, and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under “Policy Value.” Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.

Additional premiums: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

LIMITATIONS ON USE OF THE POLICY
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner’s access to policy values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.

Policy Value

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

•	the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

•	interest credited; minus

30  RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS

•	the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

•	any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.

We determine the net investment factor by:

•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Factors that affect subaccount accumulation units: Accumulation units may change in two ways — in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

•	additional net premiums allocated to the subaccounts;

•	transfers into or out of the subaccounts;

•	partial surrenders and partial surrender fees;

•	surrender charges; and/or

•	monthly deductions.

Accumulation unit values will fluctuate due to:

•	changes in underlying fund net asset value;

•	fund dividends distributed to the subaccounts;

•	fund capital gains or losses;

•	fund operating expenses; and

•	mortality and expense risk charges.

When valuations occur: We calculate all policy values allocated to subaccounts and all transactions in good order under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

Transactions include:

•	premium payments;

•	loan requests and repayments;

•	surrender requests; and

•	transfers.

We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request in good order. On the other hand, if we receive your transaction request in good order at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS  31

unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

Policy Value Credits

If you have met certain premium requirements, we will periodically apply a credit to your policy value as early as policy year two while the policy is in force.

The policy value credit will be applied, as long as:

•	the sum of premiums paid; minus

•	partial surrenders; minus

•	outstanding indebtedness; equals or exceeds

•	$500,000

Currently, the policy value credit percent is 0.15%. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semiannual or annual basis as well as lower the policy value credit percentage down to 0% at any time.

The policy value credit amount shall be applied to the policy value on a pro rata basis. We pay these credit amounts out of revenues from charges for policies that have premiums paid in of $500,000 or more.

Keeping the Policy in Force

MINIMUM INITIAL PREMIUM PERIOD
To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness, equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under “Policy Data,” if:

1.	on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

2.	the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under “Policy Data,” times the number of months since the policy date, including the current month.

The minimum initial period is five years.

DEATH BENEFIT GUARANTEE
A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. The policy has the following DBG option:

Death Benefit Guarantee to Age 100
If you wish to have a guarantee that the policy will remain in force until the youngest insured’s attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums. The DBG-100 provides that your policy will remain in force until the youngest insured’s attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:

•	the sum of premiums paid; minus

•	partial surrenders; minus

•	outstanding indebtedness; equals or exceeds

•	the DBG-100 premiums due since the policy date.

The DBG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If the DBG-100 is not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.

32  RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS

GRACE PERIOD
If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither the DBG-100 nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.

We will then mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add any remaining balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See “Federal Taxes.”) If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

REINSTATEMENT
Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

•	a written request;

•	evidence satisfactory to us that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;

•	payment of a premium that will keep the policy in force for at least three months;

•	payment of the monthly deductions that were not collected during the grace period; and

•	payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT
During the first two years after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not be charged a fee if we elect to charge a fee for more than twelve transfers by mail or telephone per year. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

A transfer for this purpose has no effect on the policy’s death benefit, specified amount, net amount at risk, risk classifications or issue age. Only the method of funding the policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

Proceeds Payable upon Death

We will pay a benefit to the beneficiary of the policy when the last surviving insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

Option 1 (level amount): Under the Option 1 death benefit, if death is prior to the youngest insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

•	the specified amount; or

•	the applicable percentage of the policy value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

Option 2 (variable amount): Under the Option 2 death benefit, if death is prior to the youngest insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

•	the policy value plus the specified amount; or

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS  33

•	the applicable percentage of policy value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

Example	Option 1	Option 2

Specified amount	$1,000,000	$1,000,000

Policy value	$50,000	$50,000

Death benefit	$1,000,000	$1,050,000

Policy value increases to	$80,000	$80,000

Death benefit	$1,000,000	$1,080,000

Policy value decreases to	$30,000	$30,000

Death benefit	$1,000,000	$1,030,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option 1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the youngest insured’s attained insurance age 100, the death benefit amount will be the greater of:

•	the policy value on the death benefit valuation date; or

•	the policy value at the youngest insured’s attained insurance age 100.

CHANGE IN DEATH BENEFIT OPTION
You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

If you change from Option 1 to Option 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in the policy.

If you change from Option 2 to Option 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

•	Monthly deduction (because the cost of insurance charges depends upon the specified amount).

•	Minimum monthly premium.

•	Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT
Subject to certain limitations, you may make a written request to decrease the specified amount at any time.

Increases: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.

Decreases: After the first policy year, you may decrease your specified amount. Any decrease in specified amount will take effect on the monthly date on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy.

•	In policy years 2-5, the specified amount remaining after the decrease may not be less than 80% for 2001 CSO Policies (50% for all other policies) of the initial specified amount.

•	In policy years 6-10, the specified amount remaining after the decrease may not be less than 60% for 2001 CSO Policies (50% for all other policies) of the initial specified amount.

•	In policy years 11-15, the specified amount remaining after the decrease may not be less than 40% of the initial specified amount.

•	In policy years 16+, the specified amount remaining after the decrease must be at least $1,000.

34  RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS

•	The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.

If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

A decrease in specified amount will affect your costs as follows:

•	Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

•	Charges for certain optional insurance benefits may decrease.

•	The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

MISSTATEMENT OF AGE OR SEX
If an insured’s age or sex has been misstated, the proceeds payable upon the last surviving insured’s death will be:

•	the policy value on the date of death; plus

•	the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

•	the amount of any outstanding indebtedness on the date of death.

SUICIDE
If either of the insureds dies by suicide within two years from the policy date, the only amount payable by us will be the premium paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide. We will pay any amount payable to you, if living, otherwise to your estate.

You may purchase a new life insurance policy from us on the life of the last surviving insured. You must request, in writing, the new policy no later than 60 days after the date of the first death by suicide. If you are not living, the request and purchase may be made by the surviving insured. The new policy must be an individual permanent plan of insurance we are then issuing. The initial death benefit of the new policy cannot exceed one half of the death benefit of this policy.

BENEFICIARY
Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

Transfers Between the Fixed Account and Subaccounts

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.

RESTRICTIONS ON TRANSFERS
Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.

We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a policy if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the policy. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the policy, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS  35

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

•	diluting the value of an investment in an underlying fund in which a subaccount invests;

•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.

Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

In order to help protect you and the underlying fund from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of policy value among the subaccounts of the variable account:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging or an asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a policy owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

•	requiring transfer requests to be submitted only by first-class U.S. mail;

•	not accepting hand-delivered transfer requests or requests made by overnight mail;

•	not accepting telephone or electronic transfer requests;

•	requiring a minimum time period between each transfer;

•	not accepting transfer requests of an agent acting under power of attorney;

•	limiting the dollar amount that you may transfer at any one time;

•	suspending the transfer privilege; or

•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each policy, we will apply the transfer policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.

In addition to the market timing policy described above, which applies to transfers among the subaccounts within your policy, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your policy and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include, but not be limited to, providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your policy transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of policy value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed

36  RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS

by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the policy in several ways, including but not limited to:

•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

•	Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

•	Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.

For more information about the market timing policies and procedures of an underlying fund, and the risks that market timing pose to that fund and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.

FIXED ACCOUNT TRANSFER POLICIES

•	You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

•	If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

•	If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

•	We will not accept requests for transfers from the fixed account at any other time.

•	If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy’s right to exchange provision. (See “Exchange Right.”)

MINIMUM TRANSFER AMOUNTS
From a subaccount to another subaccount or the fixed account:

•	For mail and telephone transfers — $250 or the entire subaccount balance, whichever is less.

•	For automated transfers — $50.

From the fixed account to a subaccount:

•	For mail and telephone transfers — $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

•	For automated transfers — $50.

MAXIMUM TRANSFER AMOUNTS
From a subaccount to another subaccount or the fixed account:

•	None.

From the fixed account to a subaccount:

•	Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR
You may make transfers by mail or telephone. However, we reserve the right to charge a fee for more than 12 transfers by mail or telephone per policy year. In addition to transfers by mail or telephone, you may make automated transfers subject to the restrictions described below.

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS  37

AUTOMATED TRANSFERS
In addition to written and telephone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.

Automated transfer policies

•	Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

•	You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

•	You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

•	If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

•	If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

•	If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

•	The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

•	If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

•	Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (Exception: The maximum number of transfers per year provision does not apply to automated transfers.)

•	You may make automated transfers by choosing a schedule we provide.

AUTOMATED DOLLAR-COST AVERAGING
You can use automated transfers to take advantage of dollar-cost averaging — investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works

					Number
By investing an equal number			Amount	Accumulation	of units
of dollars each month...		Month	invested	unit value	purchased

		Jan	$100	$20	5.00

		Feb	100	18	5.56

you automatically buy		Mar	100	17	5.88

more units when the	è	Apr	100	15	6.67

per unit market price is low...		May	100	16	6.25

		June	100	18	5.56

		July	100	17	5.88

and fewer units		Aug	100	19	5.26

when the per unit	è	Sept	100	21	4.76

market price is high.		Oct	100	20	5.00

You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend

38  RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS

upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.

ASSET REBALANCING
Subject to availability, you can ask us in writing to reallocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the maximum number of transfers provisions above.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

Policy Loans

You may borrow against your policy by written or telephone request. (See “Two Ways to Request a Transfer, Loan or Surrender” for the address and telephone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request in good order at our home office (for exceptions — see “Deferral of Payments,” under “Payment of Policy Proceeds”). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS
$500 or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

•	90% of the policy value minus surrender charges.

•	For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS
Unless you specify otherwise, we will make the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS
We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.

OVERDUE INTEREST
If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take that interest from the fixed account and the subaccounts with value on a pro-rata basis. If the value in the fixed account or any subaccount is not enough to pay the interest allocated, we will take all of the interest from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS
A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG-100 or the minimum initial premium period to terminate.

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A loan may impact payment of the policy value credit.

Policy Surrenders

You may take a full or a partial surrender by written request. We may, but are not required to, accept a full or partial surrender request from you by phone. (See “Two Ways to Request a Transfer, Loan or Surrender” for address and telephone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office in good order at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions — see “Deferral of Payments” under “Payment of Policy Proceeds”). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request an electronic fund transfer to your bank. For instructions, please contact your sales representative.

TOTAL SURRENDERS
If you surrender your policy, you receive its cash surrender value, which is the policy value minus outstanding indebtedness and applicable surrender charges. (See “Loads, Fees and Charges.”)

PARTIAL SURRENDERS
After the first policy year, you may take any amount from $500 up to 90% of the policy’s cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, as described under “Loads, Fees and Charges.” Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

Effects of partial surrenders

•	A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See “Fee Tables” and “Loads, Fees and Charges.”)

•	A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

•	A partial surrender may terminate the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-100 or the minimum initial premium period in effect.

•	If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See “Decreases,” under “Proceeds Payable upon Death.”)

•	If Option 2 is in effect, a partial surrender does not affect the specified amount.

Two Ways to Request a Transfer, Loan or Surrender

Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.

 1  By mail

Regular mail:

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5144
Albany, NY 12203

Express mail:

40  RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

*	Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory income tax withholding on the taxable portion of the distribution.

 2  By phone
1-800-541-2251 (toll free)
1-518-869-8613 (local)

•	We answer telephone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

•	We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

•	We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

Payment of Policy Proceeds

We will pay proceeds when:

•	you surrender the policy; or

•	the last surviving insured dies; or

•	the youngest insured attains insurance age 100.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year on death proceeds, from the date of the last surviving insured’s death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

PAYMENT OPTIONS
During the insured’s lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option, unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum: $5,000). We will transfer any such amount to our general investment account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, payments under all options must be made to a natural person.

Option A — Interest Payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

Option B — Payments for a specified period: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

Option C — Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS
We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

•	the payment includes a premium payment check that has not cleared;

•	the NYSE is closed, except for normal holiday and weekend closings;

•	trading on the NYSE is restricted, according to SEC rules;

•	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

•	the SEC permits us to delay payments for the protection of security holders.

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•	the Columbia Variable Portfolio – Cash Management Fund suspends payments of redemption proceeds in connection with a liquidation of the fund. In that case we will delay payment of any transfer, surrender, loan or death benefit from the fund until the fund is liquidated.

We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request in good order. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

Federal Taxes

The following is a general discussion of the policy’s federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of current federal income tax laws and of how the IRS currently interprets them. Both the laws and their interpretation may change.

You should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate or inheritance tax and also your ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

Federal income tax reporting and withholding: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax and possibly a tax penalty, and may be subject to withholding pursuant to the Code. (See “Taxation of Policy Proceeds.”) Such amounts will also be subject to tax reporting. Reporting may also be required in the event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax. State income tax reporting and withholding may also apply.

Diversification and investor control: A variable life insurance policy must meet a diversification test under Section 817(h) of the Code and is subject to an investor control rule. Failure to meet either of these tests means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The diversification test requires the underlying funds to be invested in a diversified portfolio of assets based on IRS rules. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that investor control does not exist. The IRS has to date not yet ruled on several other issues. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts’ assets.

RIVERSOURCE LIFE OF NY’S TAX STATUS
We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we then understand it.

TAXATION OF POLICY PROCEEDS
Death benefit proceeds: The death benefit paid to the beneficiary generally is not considered income to the beneficiary and is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured’s attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

Death benefit proceeds under Payment Option A: The death benefit proceeds are not subject to income tax, but payments of interest are taxable and may be reported to the IRS.

Death benefit proceeds under Payment Options B and C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary’s investment in the policy and will not be taxed. The beneficiary’s investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax. Any taxable earnings may be reported to the IRS.

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Pre-death proceeds (See the following table.): Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan, assignment of policy value, or payment options may be subject to federal income tax as ordinary income to the extent of any earnings in the contract. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained in the following table). The taxable amount may also be subject to an additional 10% IRS penalty tax if the policy is a modified endowment contract and you are younger than age 59 1/2. (See “Penalty tax” under “Modified Endowment Contracts.”)

Source of Proceeds	Taxable Portion of Pre-death Proceeds

Non-Modified Endowment Contracts:	Taxable portion of pre-death proceeds:

Full surrender:	You will be taxed on the amount received, plus any indebtedness, minus your investment in the policy.(1) You will be taxed on any earnings generated in the policy — earnings in policy cash value and earnings previously taken via existing loans. It could be the case that a policy with a relatively small existing cash surrender value could have significant earnings that will be taxed upon surrender of the policy.

Lapse:	You will be taxed on any indebtedness minus your investment in the policy.(1) You will be taxed on any earnings generated in the policy — earnings in policy cash value and earnings previously taken via existing loans. It could be the case that a policy with a relatively small existing cash surrender value could have significant earnings that will be taxed upon lapse of the policy.

Partial Surrenders:	Generally, if the amount received is greater than your investment in the policy,(1) the amount in excess of your investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.

Policy loans and assignments and pledges:	None.(2)

Modified Endowment Contracts:(3)	Taxable portion of pre-death proceeds:

Full surrender:	You will be taxed on the amount received, plus any indebtedness, minus your investment in the policy.(1) You will be taxed on any earnings generated in the policy — earnings in policy cash value and earnings previously taken via existing loans.

Lapse:	You will be taxed on any indebtedness minus your investment in the policy.(1)

Partial Surrenders:	You will be taxed on the lesser of: • the amount received; or • policy value minus your investment in the policy.(1)

Policy loans and assignments and pledges:	You will be taxed on the lesser of: • the amount of the loan/assignment; or • policy value minus your investment in the policy.(1)

Payment Options: Pre-death proceeds (applicable to non-modified endowment contracts and modified endowment contracts):	Option A: Treated as a full surrender; earnings are taxed and may be subject to an additional 10% penalty tax for modified endowment contracts. Interest is taxed (but not subject to an additional 10% IRS penalty tax).

Options B and C: A portion of each payment is taxed and a portion is considered a return on investment in the policy(1) and not taxed. Any indebtedness at the time the option is elected is treated as a partial surrender and earnings are taxed (and may be subject to an additional 10% penalty tax for modified endowment contracts). Payments made after the investment in the policy(1) is fully recovered are taxed (and may be subject to an additional 10% penalty tax for modified endowment contracts).

(1)	Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).

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(2)	However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to “full surrender” or “lapse” under “Source of Proceeds” in the “Non-Modified Endowment Contracts” section shown above for the explanation of tax treatment.

(3)	Any taxable portion of pre-death proceeds may be subject to a 10% IRS penalty tax (exceptions apply — see “Penalty tax” under “Modified Endowment Contracts.”)

MODIFIED ENDOWMENT CONTRACTS
Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy exceed certain limits.

If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract. If you exchanged a policy that is a non-modified endowment contract, your new policy may become a modified endowment contract.

We have procedures for monitoring whether your policy becomes a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification, sex and age of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

•	ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

•	ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.

You do not have to choose either of these options. If you do not choose one of these options, your policy will remain a modified endowment contract for the life of the policy. (See “Modified Endowment Contracts” in the table under “Taxation of Policy Proceeds.”)

Reductions in benefits: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had been in effect since the issuance of the policy. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy will become a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

Distributions affected: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract, because the IRS presumes that you took a distribution in anticipation of that event.

Serial purchase of modified endowment contracts: The IRS treats all modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year as one policy in determining the amount of any loan or distribution that is taxable.

Penalty tax: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:

•	the distribution occurs on or after the date that the owner attains age 59 1/2;

•	the distribution is attributable to the owner becoming disabled (within the meaning of Section 72(m)(7) of the Code); or

•	the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner’s beneficiary.

(See “Taxation of Policy Proceeds” “Pre-death proceeds” and accompanying table.)

OTHER TAX CONSIDERATIONS
Policy Split Option Rider (PSO): PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds, dissolution of a business owned or conducted by the insureds, dissolution of a business partnership between the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Section 1035 or non-taxable transfer under Section 1041 (in the event of a split between spouses or incident to a divorce) of the Code. If a policy split is not treated as a nontaxable exchange or transfer, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear how, in all circumstances, to apply the rules in Section 7702 of the Code in defining a life insurance contract. Therefore it is not clear if the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes. It is also not clear whether the individual contracts would be classified as modified

44  RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS

endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.

Interest paid on policy loans: Generally, no deduction is allowed for interest paid or accrued on any indebtedness with respect to life insurance policies. However, a deduction is allowed under Section 264(e) of the Code for interest (subject to certain interest rate limitations) on policy loans of a business with respect to certain key person insurance. The aggregate amount of indebtedness that can be borrowed on that key individual (who must be an officer or 20-percent owner of the business) may not exceed $50,000. The amount of key persons is limited to a maximum of 20 with respect to any controlled group of companies. A business that falls within the exception of Section 264(e) and is allowed a deduction for interest with respect to key-person insurance up to $50,000 nonetheless must also not fall within the either of the prohibitions of Sections 264(a)(2) (with respect to certain single premium policies), and (a)(3) (indebtedness incurred or continued to purchase or carry a life insurance contract pursuant to a plan of purchase which contemplates the systematic borrowing of part or all of the increases in the cash value).

Policy changes: Changing ownership, exchanging or assigning the policy may have income, gift and/or estate tax consequences, depending on the circumstances.

1035 exchanges: See “Exchange/Replacement Risk” under “Policy Risk” for potential risks associated with 1035 exchanges. Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old policy or contract. If the life insurance policy has an outstanding loan, there may be tax consequences. Currently, partial exchanges of life insurance policies are not allowed under the Code.

Other taxes: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. All of these laws are subject to change.

Tax-deferred retirement plans: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, (iii) any limitation on the amount of life insurance that is allowed to be purchased by a qualified plan in order for a plan to maintain its qualified status, and (iv) the tax treatment of the policy should the policy be distributed by a qualified plan to a participant in the qualified plan. The policy will not provide any necessary or additional tax deferral if it is used to fund a tax-deferred retirement plan.

On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy’s cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment-related insurance or benefit program.

Employer-owned life insurance: The Pension Protection Act (PPA) of 2006 amended Section 101 of the Code by adding a new Section 101(j) that addresses the tax treatment of “employer-owned life insurance” (EOLI). Unless one of four specified conditions is met and the notice and consent requirements are met, any death benefits in excess of the premiums paid are taxed. In general, an EOLI contract is any life insurance contract owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the contract and that covers the life of an employee of the employer (or certain related persons). Additionally, an applicable policyholder owning 1 or more employer-owned life insurance contracts is required to file a Form 8925 with the IRS. The applicable policyholder is required to keep records necessary to determine whether the requirements of the reporting rule and the income inclusion rule are met.

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The four specified conditions are:

•	The insured was an employee at any time during the 12-month period before the insured’s death;

•	The insured is, at the time the contract is issued a director, a highly compensated employee as defined by reference to the qualified plan rules in Section 414(q) or one of the 35% most highly compensated individuals within the meaning of self-insured health plans;

•	The death benefits are paid to a member of the family of the insured, any individual who is the designated beneficiary of the insured under the contract (other than the employer), a trust established for the benefit of any such member of the family or designated beneficiary, or the estate of the insured; or

•	The amount is used to purchase an equity (or capital or profits) interest in the employer from a family member of the insured, an individual who is a designated beneficiary, a trust established for the benefit of a family member or designated beneficiary, or the estate of the insured.

The notice and consent requirements are met if, before the issuance of the policy, the employee:

•	Is notified in writing that the applicable policyholder intends to insure the employee’s life and of the maximum face amount for which the employee could be insured at the time the contract was issued;

•	Provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment; and

•	Is informed in writing that an applicable policyholder will be a beneficiary of any proceeds payable upon the death of the employee.

SPLIT DOLLAR ARRANGEMENTS
The following is a general discussion of the federal income tax implications of a split dollar arrangement entered into or materially modified after Sept. 17, 2003. You should consult your legal and tax advisors before developing or entering into a split dollar arrangement.

A typical split-dollar life insurance agreement is an arrangement under which two parties agree to share the costs and benefits of a permanent life insurance contract which provides both a death benefit and cash values. The arrangement divides or “splits” between two parties the death benefit and the cash value of the policy or other economic benefits under the contract. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. The typical split dollar arrangement is between an employer and an employee, but the arrangement may be used in other relationships, such as between a corporation-shareholder, a parent and a child, or a donor and a charity.

Traditionally, there have been two types of split dollar arrangements. In the “endorsement” system, the employer owns the policy and is responsible for the payment of the annual premiums. The employee is then required to reimburse the employer for his or her share, if any, of the premiums. The “collateral assignment system” is described as a system in which the employee in form owns the policy and pays the entire premium. The employer in form makes annual loans (sometimes without interest or below the fair rate of interest), to the employee of amounts equal to the yearly increases in the cash surrender value, but not exceeding the annual premiums. The employee executes an assignment of the policy to the employer as collateral security for the loans. The loans are generally payable at the termination of employment or the death of the employee. In a reverse split dollar plan, the payor of the premiums retains the life insurance protection and another party owns the rights to the cash value of the policy.

The Treasury regulations define a split dollar life insurance arrangement as any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract. The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements or key-person plans.

Under a special rule, any arrangement between an owner and a non-owner of a life insurance contract is treated as a split-dollar life insurance arrangement (regardless of whether the criteria set forth above are satisfied) if the arrangement is entered into in connection with the performance of services and is not part of a group-term life insurance plan described in Section 79, the employer or service recipient pays, directly or indirectly, all or any portion of the premiums; and either (1) the beneficiary of all or any portion of the death benefit is designated by the employee or service provider or is any person whom the employee or service provider would reasonably be expected to designate as the beneficiary; or (2) the employee or service provider has any interest in the policy cash value of the life insurance contract. For example, in a compensatory context in which the employer owns the contract, the employee must include in gross income the value of any interest in the cash surrender value of the contract provided to the employee during a taxable year.

46  RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS

Another special rule provides that an arrangement is a split-dollar arrangement (regardless of whether the criteria set forth above are satisfied) if the arrangement is entered into between a corporation and another person in that person’s capacity as a shareholder in the corporation; the corporation pays, directly or indirectly, all or any portion of the premiums; and either (1) the beneficiary of all or any portion of the death benefit is designated by the shareholder or is any person whom the shareholder would reasonably be expected to designate as the beneficiary; or (2) the shareholder has any interest in the policy cash value of the life insurance contract.

Mutually Exclusive Regimes
The regulations provide for two mutually exclusive regimes for taxing split-dollar life insurance arrangements. The regulations apply for purposes of income tax, gift tax, FICA, FUTA, RRTA, SECA, and wage withholding. The regulations require both the owner and non-owner of a life insurance contract to fully account for all amounts under the arrangement under the rules that apply to the regime under which the arrangement is taxed.

•	Economic Benefit Split Dollar: As a general rule for split-dollar life insurance arrangements that are taxed under the economic benefit regime, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract. The economic benefit regime generally will govern the taxation of endorsement arrangements. Also, a special rule requires the economic benefit regime to apply (and the loan regime not to apply) to any split-dollar life insurance arrangement if: (i) the arrangement is entered into in connection with the performance of services, and the employee or service provider is not the owner of the life insurance contract; or (ii) the arrangement is entered into between a donor and a donee (for example, a life insurance trust) and the donee is not the owner of the life insurance contract.

The value of the economic benefits, reduced by any consideration paid by the non-owner to the owner, is treated as transferred from the owner to the non-owner. The possible economic benefits provided to the non-owner can include the value of current life insurance coverage, any portion of the cash surrender value available to the non-owner, and any other economic benefit. The tax consequences of that transfer will depend on the relationship between the owner and the non-owner. Thus, the transfer may constitute a payment of compensation, a dividend distribution, a gift, or a transfer having a different tax character. Further, depending on the relationship between or among a non-owner and one or more other persons (including a non-owner or non-owners), the economic benefits may be treated as provided from the owner to the non-owner and as separately provided from the non-owner to such other person or persons (for example, as a payment of compensation from an employer to an employee and as a gift from the employee to the employee’s child).

•	Loan (Collateral Assignment) Split Dollar: Under loan regime, the non-owner of the life insurance contract is treated as loaning premium payments to the owner of the contract. Except for specified arrangements, the loan regime applies to any split-dollar loan. A payment made pursuant to a split-dollar life insurance arrangement is a split-dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is a loan under general principles of Federal tax law or, if not a loan under general principles of Federal tax law, a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy’s death benefit proceeds or its cash surrender value, or both. A borrower generally may not deduct any interest on a split-dollar. If the split-dollar loan provides for sufficient interest, then the loan generally is subject to the general rules for debt instruments.

If a split-dollar loan is a below-market loan, then, in general, the loan is recharacterized as a loan with interest at the applicable Federal rate (AFR), coupled with an imputed transfer by the lender to the borrower. The timing, amount, and characterization of the imputed transfers between the lender and borrower of the loan will depend upon the relationship between the lender and the borrower (for example, the imputed transfer is generally characterized as a compensation payment if the lender is the borrower’s employer), and whether the loan is a demand loan or a term loan.

EOLI Requirements May Apply
A contract that is subject to a split dollar arrangement is an employer-owned life insurance contract if the contract is owned by a person engaged in a trade or business and is otherwise described in Section 101(j) of the Code. However, the general rule of Section 101(j) does not apply to the extent any amount received by reason of the death of the insured is paid to a family member of the insured, an individual who is a designated beneficiary, a trust established for the benefit of a family member or designated beneficiary. Notice 2008-42 provides guidance regarding the application of Sections 101(j) to life insurance contracts that are subject to split-dollar life insurance arrangements.

Taxation — Determined by Policy ownership
The regulations provide rules for determining the owner and the non-owner of the life insurance contract. The general rule is that the owner is the person named as the policy owner. If two or more persons are designated as the policy owners, the first-named person generally is treated as the owner of the entire contract. If two or more persons are named as the policy owners

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS  47

and each such person has at all times, all the incidents of ownership with respect to an undivided interest in the contract, however, those persons are treated as owners of separate contracts. The general rule that the person named as the policy owner is treated as the owner of the life insurance contract is subject to two exceptions involving situations in which the only benefit available under the split-dollar life insurance arrangement is the value of current life insurance protection (that is, non-equity arrangements).

The regulations add attribution rules to determine the owner of a policy. Under these rules, if a split-dollar life insurance arrangement is entered into in connection with the performance of services, the employer or service recipient is treated as the owner of the life insurance contract if the owner under the split-dollar life insurance arrangement is: (a) a trust described in Section 402(b); (b) A grantor trust that is treated as owned by either the employer or the service recipient; (c) a welfare benefit fund within the meaning of Section 419(e)(1); or (d) certain related parties.

If you are considering a split dollar arrangement, you should consult your legal and tax advisor.

Section 409A
The Section 409A regulations explain that a split-dollar life insurance arrangement may provide for deferred compensation, as determined through application of the general rules defining deferred compensation and a nonqualified deferred compensation plan. Notice 2007-34 was issued concurrently with the regulations under Section 409A to provide guidance regarding the application of Section 409A to split-dollar life insurance arrangements. The Notice confirms that many split-dollar arrangements are not subject to Section 409A and provides that certain modifications of these arrangements necessary to comply with, or avoid application of, Section 409A will not be treated as material modifications under the split dollar rules. The Notice further clarifies that a split-dollar arrangement generally provides for deferred compensation if the service provider has a legally binding right during a taxable year to compensation that is payable to or on behalf of the provider in a later year. In addition, the regulations under Section 409A provide additional categories of plans for purposes of the aggregation rules, including a separate category for split-dollar arrangements.

Distribution of the Policy

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Sales of the Policy

•	Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the policy.

•	The policies are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the policies to the public. We agree to pay the selling firm (or an affiliated insurance agency) for policies its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when policies are returned under the free look period.

Payments to the Selling Firms

•	We may use compensation plans which vary by selling firm. In general, we pay selling firms a commission of up to 90% of the initial target premium when the policy is sold, plus 3.6% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender, and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we also pay selling firms a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to selling firms if an increase in coverage occurs. We do not pay or withhold payment of commissions based on which subaccounts you choose to allocate your premiums.

•	We may utilize other or additional compensation plans, including compensation plans that pay additional compensation when volume goals we set are achieved. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest.

•	In addition to commissions, we may, in order to promote sales of the policies, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

—	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

48  RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS

—	marketing support related to sales of the policy including for example, the creation of marketing materials, advertising and newsletters;

—	providing services to policy owners; and

—	funding other events sponsored by a selling firm that may encourage the selling firm’s sales representatives to sell the policy.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the policies.

Sources of Payments to Selling Firms

•	We pay the commissions and other compensation described above from our assets.

•	Our assets may include:

—	revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see “Fee Tables”);

—	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — The funds”);

—	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The funds”); and

—	revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

•	You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:

—	fees and expenses we collect from policy owners, including surrender charges; and

—	fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:

•	give selling firms a heightened financial incentive to sell the policy offered in this prospectus over another investment with lower compensation to the selling firm.

•	cause selling firms to encourage their sales representatives to sell you the policy offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

•	cause a selling firm to grant us access to its sales representatives to promote sales of the policy offered in this prospectus, while denying that access to other firms offering similar policies or other alternative investments which may pay lower compensation to the selling firm.

Payments to Sales Representatives

•	The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.

•	To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the policy.

Legal Proceedings

Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures.

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS  49

outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

Policy Illustrations

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or telephone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS
Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

Expenses: The policy values illustrated reflect the deduction of the following expenses:

•	Premium expense charges, which includes the sales charges, premium tax charges and federal tax charges;

•	Cost of insurance charges;

•	Administrative charges;

•	Policy fees;

•	Mortality and expense risk charges; and

•	Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

•	Current charges in all years illustrated; and

•	Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled “Fee Tables” and “Loads, Fees and Charges.” These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see “Fee Tables”) would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the fee tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.03% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund operating expenses.

Risk classification of the insureds: The illustration assumes the insureds are a male, age 55, in our standard nonsmoker risk classification, and a female, age 55, in our standard nonsmoker risk classification. Illustrated policy values would be lower if these assumed insureds did not qualify as a nonsmoker risk.

Death benefit: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

Premiums: The illustrations assume that a premium of $16,000 is paid in full at the beginning of each policy year. Results would differ if:

•	Premiums were not paid in full at the beginning of each policy year;

•	Premium amounts paid were different.

Loans and partial surrenders: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

50  RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS

Illustration For 2001 CSO policies

Initial specified amount $1,200,000			Male — insurance age 55 — nonsmoker					Current costs assumed
Death benefit Option 1			Female — insurance age 55 — nonsmoker					Annual premium $16,000

	Premium(1)
	accumulated	Death benefit			Policy value			Cash surrender value
End of	with annual	assuming hypothetical gross			assuming hypothetical gross			assuming hypothetical gross
policy	interest	annual investment return of			annual investment return of			annual investment return of
year	at 5%	0%	6%	12%	0%	6%	12%	0%	6%	12%

1	$16,800	$1,200,000	$1,200,000	$1,200,000	$14,159	$15,053	$15,948	$—	$—	$—
2	34,440	1,200,000	1,200,000	1,200,000	27,964	30,636	33,417	7,362	10,034	12,814
3	52,962	1,200,000	1,200,000	1,200,000	41,404	46,751	52,540	20,801	26,149	31,937
4	72,410	1,200,000	1,200,000	1,200,000	54,463	63,398	73,462	33,860	42,796	52,860
5	92,831	1,200,000	1,200,000	1,200,000	67,122	80,574	96,341	46,519	59,971	75,739

6	114,272	1,200,000	1,200,000	1,200,000	79,356	98,266	121,342	60,814	79,724	102,800
7	136,786	1,200,000	1,200,000	1,200,000	91,131	116,457	148,644	74,650	99,975	132,163
8	160,425	1,200,000	1,200,000	1,200,000	102,419	135,132	178,450	87,999	120,711	164,029
9	185,246	1,200,000	1,200,000	1,200,000	113,168	154,256	210,964	100,806	141,894	198,603
10	211,309	1,200,000	1,200,000	1,200,000	123,340	173,806	246,436	113,039	163,505	236,135

15	362,520	1,200,000	1,200,000	1,200,000	172,340	288,348	495,141	172,340	288,348	495,141
20	555,508	1,200,000	1,200,000	1,200,000	201,433	417,068	900,274	201,433	417,068	900,274
25	801,815	1,200,000	1,200,000	1,659,509	195,123	555,447	1,580,485	195,123	555,447	1,580,485
30	1,116,173	1,200,000	1,200,000	2,826,659	99,220	684,720	2,692,056	99,220	684,720	2,692,056
35	1,517,381	—	1,200,000	4,702,674	—	786,641	4,478,737	—	786,641	4,478,737

40	2,029,436	—	1,200,000	7,466,027	—	852,520	7,392,106	—	852,520	7,392,106
45	2,682,963	—	1,200,000	12,294,389	—	856,959	12,294,389	—	856,959	12,294,389

(1)	This information is for comparative purposes only. There is no such option available under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS  51

Illustration For 2001 CSO policies

Initial specified amount $1,200,000			Male — insurance age 55 — standard nonsmoker					Guaranteed costs assumed
Death benefit Option 1			Female — insurance age 55 — standard nonsmoker					Annual premium $16,000

	Premium(1)
	accumulated	Death benefit			Policy value			Cash surrender value
End of	with annual	assuming hypothetical gross			assuming hypothetical gross			assuming hypothetical gross
policy	interest	annual investment return of			annual investment return of			annual investment return of
year	at 5%	0%	6%	12%	0%	6%	12%	0%	6%	12%

1	$16,800	$1,200,000	$1,200,000	$1,200,000	$13,874	$14,758	$15,644	$—	$—	$—
2	34,440	1,200,000	1,200,000	1,200,000	27,400	30,036	32,779	6,797	9,433	12,177
3	52,962	1,200,000	1,200,000	1,200,000	40,565	45,832	51,534	19,963	25,229	30,932
4	72,410	1,200,000	1,200,000	1,200,000	53,355	62,147	72,052	32,752	41,544	51,449
5	92,831	1,200,000	1,200,000	1,200,000	65,750	78,976	94,484	45,147	58,374	73,882

6	114,272	1,200,000	1,200,000	1,200,000	77,724	96,308	118,994	59,182	77,766	100,452
7	136,786	1,200,000	1,200,000	1,200,000	89,243	114,121	145,751	72,762	97,640	129,270
8	160,425	1,200,000	1,200,000	1,200,000	100,266	132,390	174,944	85,845	117,969	160,523
9	185,246	1,200,000	1,200,000	1,200,000	110,746	151,081	206,775	98,385	138,720	194,414
10	211,309	1,200,000	1,200,000	1,200,000	120,634	170,161	241,473	110,333	159,860	231,173

15	362,520	1,200,000	1,200,000	1,200,000	163,139	274,585	473,690	163,139	274,585	473,690
20	555,508	1,200,000	1,200,000	1,200,000	175,715	378,611	836,981	175,715	378,611	836,981
25	801,815	1,200,000	1,200,000	1,507,472	126,525	459,684	1,435,688	126,525	459,684	1,435,688
30	1,116,173	—	1,200,000	2,514,852	—	462,571	2,395,097	—	462,571	2,395,097
35	1,517,381	—	1,200,000	4,080,170	—	230,175	3,885,876	—	230,175	3,885,876

40	2,029,436	—	—	6,320,074	—	—	6,257,499	—	—	6,257,499
45	2,682,963	—	—	10,211,336	—	—	10,211,336	—	—	10,211,336

(1)	This information is for comparative purposes only. There is no such option available under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

52  RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS

									For prior policies,
									as defined in the
									“Key Terms” Section
Illustration									of this prospectus

Initial specified amount $1,200,000			Male — insurance age 55 — standard nonsmoker					Current costs assumed
Death benefit Option 1			Female — insurance age 55 — standard nonsmoker					Annual premium $16,000

	Premium(1)
	accumulated	Death benefit			Policy value			Cash surrender value
End of	with annual	assuming hypothetical gross			assuming hypothetical gross			assuming hypothetical gross
policy	interest	annual investment return of			annual investment return of			annual investment return of
year	at 5%	0%	6%	12%	0%	6%	12%	0%	6%	12%

1	$16,800	$1,200,000	$1,200,000	$1,200,000	$14,146	$15,039	$15,934	$—	$—	$—
2	34,440	1,200,000	1,200,000	1,200,000	27,911	30,580	33,358	5,477	8,146	10,924
3	52,962	1,200,000	1,200,000	1,200,000	41,281	46,621	52,401	18,847	24,187	29,967
4	72,410	1,200,000	1,200,000	1,200,000	54,238	63,156	73,200	31,804	40,722	50,766
5	92,831	1,200,000	1,200,000	1,200,000	66,760	80,176	95,905	44,326	57,742	73,471

6	114,272	1,200,000	1,200,000	1,200,000	78,826	97,673	120,681	58,635	77,483	100,491
7	136,786	1,200,000	1,200,000	1,200,000	90,405	115,631	147,706	72,458	97,684	129,759
8	160,425	1,200,000	1,200,000	1,200,000	101,479	134,043	177,188	85,775	118,340	161,484
9	185,246	1,200,000	1,200,000	1,200,000	112,001	152,878	209,335	98,540	139,418	195,875
10	211,309	1,200,000	1,200,000	1,200,000	121,932	172,111	244,390	110,715	160,894	233,173

15	362,520	1,200,000	1,200,000	1,200,000	169,897	284,987	490,465	169,897	284,987	490,465
20	555,508	1,200,000	1,200,000	1,200,000	198,146	411,807	891,621	198,146	411,807	891,621
25	801,815	1,200,000	1,200,000	1,644,054	190,851	547,578	1,565,766	190,851	547,578	1,565,766
30	1,116,173	1,200,000	1,200,000	2,801,219	93,415	672,480	2,667,828	93,415	672,480	2,667,828
35	1,517,381	—	1,200,000	4,689,035	—	770,791	4,465,747	—	770,791	4,465,747

40	2,029,436	—	1,200,000	7,500,342	—	827,632	7,426,082	—	827,632	7,426,082
45	2,682,963	—	1,200,000	12,443,086	—	798,152	12,443,086	—	798,152	12,443,086
50	3,517,046	—	—	—	—	—	—	—	—	—
55	4,581,572	—	—	—	—	—	—	—	—	—
60	5,940,206	—	—	—	—	—	—	—	—	—

(1)	This information is for comparative purposes only. There is no such option available under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS  53

									For prior policies,
									as defined in the
									“Key Terms” Section
Illustration									of this prospectus

Initial specified amount $1,200,000			Male — insurance age 55 — standard nonsmoker					Guaranteed costs assumed
Death benefit Option 1			Female — insurance age 55 — standard nonsmoker					Annual premium $16,000

	Premium(1)
	accumulated	Death benefit			Policy value			Cash surrender value
End of	with annual	assuming hypothetical gross			assuming hypothetical gross			assuming hypothetical gross
policy	interest	annual investment return of			annual investment return of			annual investment return of
year	at 5%	0%	6%	12%	0%	6%	12%	0%	6%	12%

1	$16,800	$1,200,000	$1,200,000	$1,200,000	$13,846	$14,730	$15,614	$—	$—	$—
2	34,440	1,200,000	1,200,000	1,200,000	27,284	29,914	32,652	4,850	7,480	10,218
3	52,962	1,200,000	1,200,000	1,200,000	40,294	45,544	51,228	17,860	23,110	28,795
4	72,410	1,200,000	1,200,000	1,200,000	52,854	61,606	71,468	30,420	39,172	49,034
5	92,831	1,200,000	1,200,000	1,200,000	64,934	78,081	93,503	42,500	55,647	71,069

6	114,272	1,200,000	1,200,000	1,200,000	76,496	94,939	117,471	56,305	74,749	97,280
7	136,786	1,200,000	1,200,000	1,200,000	87,486	112,137	143,512	69,539	94,190	125,565
8	160,425	1,200,000	1,200,000	1,200,000	97,833	129,610	171,766	82,129	113,907	156,063
9	185,246	1,200,000	1,200,000	1,200,000	107,443	147,273	202,375	93,983	133,812	188,915
10	211,309	1,200,000	1,200,000	1,200,000	116,214	165,026	235,493	104,997	153,809	224,276

15	362,520	1,200,000	1,200,000	1,200,000	147,280	255,835	451,660	147,280	255,835	451,660
20	555,508	1,200,000	1,200,000	1,200,000	127,712	322,741	776,352	127,712	322,741	776,352
25	801,815	—	1,200,000	1,377,613	—	299,678	1,312,012	—	299,678	1,312,012
30	1,116,173	—	—	2,288,683	—	—	2,179,698	—	—	2,179,698
35	1,517,381	—	—	3,665,665	—	—	3,491,110	—	—	3,491,110

40	2,029,436	—	—	5,606,935	—	—	5,551,421	—	—	5,551,421
45	2,682,963	—	—	9,070,567	—	—	9,070,567	—	—	9,070,567
50	3,517,046	—	—	—	—	—	—	—	—	—
55	4,581,572	—	—	—	—	—	—	—	—	—
60	5,940,206	—	—	—	—	—	—	—	—	—

(1)	This information is for comparative purposes only. There is no such option available under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

54  RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS

Key Terms

These terms can help you understand details about your policy.

Accumulation unit: An accounting unit used to calculate the policy value of the subaccounts prior to the insured’s death.

Attained insurance age: The insured’s insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

Cash surrender value: Proceeds received if the policy is surrendered in full. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.

Close of business: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.

Code: The Internal Revenue Code of 1986, as amended.

Death benefit guarantee to age 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured’s attained insurance age 100. This feature is in effect if you meet certain premium payment requirements.

Death benefit guarantee to age 100 (DBG-100) premium: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured’s sex, insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

Death benefit valuation date: The date of the last surviving insured’s death when death occurs on a valuation date. If the last surviving insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the last surviving insured’s death.

Duration: The number of years a policy is in force. For example, Duration 1 is the first year the policy is in force and Duration 15 is the 15th year the policy is in force.

Fixed account: The general investment account of RiverSource Life of NY. The fixed account is made up of all of RiverSource Life of NY’s assets other than those held in any separate account.

Fixed account value: The portion of the policy value that you allocate to the fixed account, including indebtedness.

Funds: Mutual funds or portfolios, each with a different investment objective. (See “The Variable Account and the Funds.”) Each of the subaccounts of the variable account invests in a specific one of these funds.

Good order: We cannot process your transaction request relating to the policy until we have received the request in good order at our home office. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order,” your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the policy number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all policy owners, exactly as registered on the policy, if necessary; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Indebtedness: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

Insurance age: Each insured’s age based upon his or her last birthday on the date of the application.

Insureds: The persons whose lives are insured by the policy.

Lapse: The policy ends without value and no death benefit is paid.

Minimum initial premium: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.

Minimum initial premium period: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

Monthly date: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

Net amount at risk: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS  55

Net premium: The premium paid minus the premium expense charge.

Owner: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus “you” and “your” refer to the owner.

Policy anniversary: The same day and month as the policy date each year the policy remains in force.

Policy date: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

Policy value: The sum of the fixed account value plus the variable account value.

Prior policies: Policies issued based on applications signed before October 1, 2008, where approved, and any policy issued before January 1, 2009, regardless of the date of application.

Proceeds: The amount payable under the policy as follows:

•	Upon death of the last surviving insured prior to the youngest insured’s attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured’s death, minus any indebtedness.

•	Upon the death of the last surviving insured on or after the youngest insured’s attained insurance age 100, proceeds will be the greater of:

—	the policy value on the date of death of the last surviving insured minus any indebtedness on the date of death of the last surviving insured’s death.

—	the policy value at the youngest insured’s attained insurance age 100 minus any indebtedness on the date of the last surviving insured death.

•	On surrender of the policy, the proceeds will be the cash surrender value.

Risk classification: A group of insureds that RiverSource Life of NY expects will have similar mortality experience.

RiverSource Life of NY: In this prospectus, “we,” “us,” “our” and “RiverSource Life of NY” refer to RiverSource Life Insurance Co. of New York.

Scheduled premium: A premium you select at the time of application, of a level amount, at a fixed interval of time.

Specified amount: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured’s attained insurance age 100. We show the initial specified amount in your policy.

Subaccounts: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

Surrender charge: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.

Valuation date: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.

Valuation period: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.

Variable account: RiverSource of New York Account 8 consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

Variable account value: The sum of the values that you allocate to the subaccounts of the variable account.

2001 CSO policies: Policies issued based on applications signed on or after October 1, 2008, where approved, and any policy issued on or after January 1, 2009, regardless of the date of the application.

Financial Statements

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new (if any) and have no activity as of the financial statement date.

56  RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE NEW YORK — PROSPECTUS

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RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251

Additional information about RiverSource of New York Account 8 (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or RiverSource Life Insurance Co. of New York at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension, Albany, NY 12203
1-800-541-2251
riversource.com/life insurance

You may review and copy information about the Registrant, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.
(for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the
EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC,
100 F. Street, N.E., Washington, D.C. 20549.

Investment Company Act File #811-5213

RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York, Albany, New York. Both companies are affiliated with Ameriprise Financial Services, Inc. Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.

© 2008-2013 RiverSource Life Insurance Company. All rights reserved.

S-6203 R (4/13)

PART B: STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION
FOR

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE
(SUCCESSION SELECT – NY)

RIVERSOURCE® VARIABLE UNIVERSAL LIFE INSURANCE (VUL – NY)

RIVERSOURCE® VARIABLE UNIVERSAL LIFE IV (VUL IV – NY)

RIVERSOURCE® VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES
(VUL IV ES – NY)

RIVERSOURCE® VARIABLE UNIVERSAL LIFE 5 (VUL 5 – NY)

RIVERSOURCE® VARIABLE UNIVERSAL LIFE 5 – ESTATE SERIES
(VUL 5 ES – NY)

April 29, 2013

Issued by:	RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5144
Albany, NY 12203
Telephone: 1-800-541-2251
(Home Office)
Website address: riversource.com/lifeinsurance
RiverSource of New York Account 8

RiverSource of New York Account 8 is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number above.

S-6337 N (4/13)

Information about RiverSource Life of NY	p. 3
Principal Underwriter	p. 4
The Variable Account	p. 4
Additional Information about the Operation of the Policies	p. 4
Revenues Received During Calendar Year 2012	p. 8
Independent Registered Public Accounting Firms	p. 8
Financial Statements

 2  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Information about RiverSource Life of NY

We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, NY 12203. Our mailing address is: 20 Madison Avenue Extension, P.O. Box 5144, Albany, NY 12205.

We conduct a conventional life insurance business in the state of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

OWNERSHIP
RiverSource Life of NY, a New York corporation is a wholly-owned subsidiary of RiverSource Life Insurance Company, a Minnesota Corporation which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

STATE REGULATION
We are subject to the laws of New York governing insurance companies and to regulation by the New York State Department of Financial Services (the Department). We file an annual statement in a prescribed form with the Department. Our books and accounts are subject to review by the Department at all times and a full examination of our operations is conducted periodically.

REPORTS
At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES
Generally, RiverSource Life of NY does not receive individual ratings from rating agencies but receives the same ratings as its parent, RiverSource Life Insurance Company. Rating agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. These ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us, see “Debt & Ratings Information” under “Investors Relations” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com
Moody’s	www.moodys.com/insurance
Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s — Rates insurance companies for their financial strength.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  3

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the policy, which is offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The policies are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life of NY for the variable accounts in 2012 was $24,714,946; in 2011 was $26,901,811; and in 2010 was $22,718,221. RiverSource Distributors retains no underwriting commissions from the sale of the policy.

The Variable Account

We established the variable account on Sept. 12, 1985, under New York law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account’s management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this statement of additional information also invest in subaccounts of the variable account.

Additional Information about the Operation of the Policies

ADDITIONAL INFORMATION ON PAYMENT OPTIONS FOR SUCCESSION SELECT – NY, VUL – NY, VUL IV – NY, VUL IV ES – NY, VUL 5 – NY and VUL 5 ES – NY

SUCCESSION SELECT – NY

Option B — Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

Payment Period	Monthly Payment per $1,000
(Years)	Placed Under Option B

10	$9.61
15	6.87
20	5.51
25	4.71
30	4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

Option C — Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for five, ten or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

 4  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Option C Table

	Life Income per $1,000 with Payments Guaranteed for
Age	Beginning	5 Years		10 Years		15 Years
Payee	in Year	Male	Female	Male	Female	Male	Female

65	2010	$5.19	$4.61	$5.08	$4.57	$4.90	$4.49
	2015	5.11	4.55	5.01	4.51	4.84	4.43
	2020	5.03	4.49	4.94	4.45	4.78	4.39
	2025	4.95	4.43	4.87	4.40	4.73	4.34
	2030	4.88	4.38	4.81	4.35	4.68	4.30
70	2010	6.03	5.28	5.79	5.18	5.42	5.00
	2015	5.92	5.19	5.70	5.10	5.36	4.94
	2020	5.81	5.10	5.61	5.03	5.30	4.88
	2025	5.71	5.03	5.53	4.96	5.24	4.83
	2030	5.61	4.95	5.45	4.89	5.18	4.77
75	2010	7.14	6.23	6.63	5.99	5.95	5.60
	2015	6.99	6.10	6.52	5.89	5.90	5.54
	2020	6.84	5.99	6.42	5.79	5.84	5.47
	2025	6.71	5.88	6.32	5.71	5.78	5.41
	2030	6.58	5.78	6.23	5.62	5.73	5.35
85	2010	10.45	9.41	8.44	8.04	6.72	6.62
	2015	10.22	9.19	8.36	7.93	6.70	6.59
	2020	10.00	8.98	8.27	7.83	6.68	6.57
	2025	9.79	8.78	8.19	7.74	6.67	6.54
	2030	9.60	8.59	8.11	7.64	6.65	6.52

VUL – NY

Option B — Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

Payment Period	Monthly Payment per $1,000
(Years)	Placed Under Option B

5	$18.32
10	10.06
15	7.34
20	6.00
25	5.22
30	4.72

We will furnish monthly amounts for other payment periods at your request, without charge.

Option C — Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee’s nearest birthday) minus an adjustment as follows:

Calendar Year of Payee’s Birth	Adjustment	Calendar Year of Payee’s Birth	Adjustment

Before 1920	0	1945-1949	6
1920-1924	1	1950-1959	7
1925-1929	2	1960-1969	8
1930-1934	3	1970-1979	9
1935-1939	4	1980-1989	10
1940-1944	5	After 1989	11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  5

Option C Table

	Life Income per $1,000 with Payments Guaranteed for
	10 Years		15 Years		20 Years
Adjusted Age Payee	Male	Female	Male	Female	Male	Female

50	$4.81	$4.47	$4.74	$4.45	$4.65	$4.40
55	5.20	4.80	5.09	4.74	4.94	4.87
60	5.70	5.22	5.51	5.12	5.25	4.98
65	6.35	5.77	5.98	5.58	5.54	5.32
70	7.14	6.50	6.47	6.12	5.77	5.63
75	8.00	7.40	6.87	6.64	5.91	5.85

VUL IV – NY/VUL IV ES – NY

Option B — Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

Payment Period	Monthly Payment per $1,000
(Years)	Placed Under Option B

10	$9.61
15	6.87
20	5.51
25	4.71
30	4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

Option C — Lifetime income: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

Option C Table

	Life Income per $1,000 with Payments Guaranteed for
Age	Beginning	5 Years		10 Years		15 Years
Payee	in Year	Male	Female	Male	Female	Male	Female

65	2010	$5.19	$4.61	$5.08	$4.57	$4.90	$4.49
	2015	5.11	4.55	5.01	4.51	4.84	4.43
	2020	5.03	4.49	4.94	4.45	4.78	4.39
	2025	4.95	4.43	4.87	4.40	4.73	4.34
	2030	4.88	4.38	4.81	4.35	4.68	4.30
70	2010	6.03	5.28	5.79	5.18	5.42	5.00
	2015	5.92	5.19	5.70	5.10	5.36	4.94
	2020	5.81	5.10	5.61	5.03	5.30	4.88
	2025	5.71	5.03	5.53	4.96	5.24	4.83
	2030	5.61	4.95	5.45	4.89	5.18	4.77
75	2010	7.14	6.23	6.63	5.99	5.95	5.60
	2015	6.99	6.10	6.52	5.89	5.90	5.54
	2020	6.84	5.99	6.42	5.79	5.84	5.47
	2025	6.71	5.88	6.32	5.71	5.78	5.41
	2030	6.58	5.78	6.23	5.62	5.73	5.35
85	2010	10.45	9.41	8.44	8.04	6.72	6.62
	2015	10.22	9.19	8.36	7.93	6.70	6.59
	2020	10.00	8.98	8.27	7.83	6.68	6.57
	2025	9.79	8.78	8.19	7.74	6.67	6.54
	2030	9.60	8.59	8.11	7.64	6.65	6.52

The table above is based on the “1983 Individual Annuitant Mortality Table A” at 3% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.

 6  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

VUL 5 – NY/VUL 5 ES – NY

Option B — Payments for a specified period: We will make fixed monthly payments for any number of years you specify.

Here are examples of monthly payments for each $1,000 placed under this option:

Payment Period	Monthly Payment per $1,000
(Years)	Placed Under Option B

10	$9.18
15	6.42
20	5.04
25	4.22
30	3.68

We will furnish monthly amounts for other payment periods at your request, without charge.

Option C — Lifetime income: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

Option C Table

	Life Income per $1,000 with Payments Guaranteed for
Age	Beginning	5 Years		10 Years		15 Years
Payee	in Year	Male	Female	Male	Female	Male	Female

65	2015	4.54	4.10	4.46	4.06	4.31	3.99
	2025	4.39	3.97	4.32	3.94	4.19	3.88
	2035	4.25	3.86	4.19	3.84	4.08	3.79
75	2015	6.41	5.77	5.99	5.53	5.39	5.14
	2025	6.13	5.52	5.78	5.33	5.27	5.01
	2035	5.88	5.30	5.59	5.15	5.16	4.88
85	2015	9.63	9.02	7.85	7.61	6.22	6.16
	2025	9.20	8.56	7.68	7.40	6.18	6.10
	2035	8.81	8.16	7.50	7.20	6.14	6.05

The table above is based on the “Annuity 2000 Mortality Table” with 100% Projection Scale G at 2.00% annual effective interest rate. Settlement rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates upon request.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  7

Revenues Received During Calendar Year 2012

The following table shows the funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to RiverSource Life Insurance Company and its affiliates* in 2012. Some of these funds may not be available under your policy. Please see your policy prospectus regarding the investment options available to you.

Affiliated Funds**	$407,314,788
Fidelity® Variable Insurance Products	$9,239,062
Oppenheimer Variable Account Funds	$6,775,356
Invesco Variable Insurance Funds/Invesco Van Kampen Variable Insurance Funds	$5,524,654
Franklin® Templeton® Variable Insurance Products Trust	$3,190,143
AllianceBernstein Variable Products Series Fund, Inc.	$3,007,278
American Century® Variable Portfolios, Inc.	$2,926,764
MFS® Variable Insurance TrustSM	$2,535,757
Goldman Sachs Variable Insurance Trust	$2,406,627
Wells Fargo Advantage Variable Trust Funds	$1,991,995
PIMCO Variable Insurance Trust	$1,635,110
Janus Aspen Series	$1,457,904
Eaton Vance Variable Trust	$1,301,112
Putnam Variable Trust	$889,568
Morgan Stanley UIF	$854,978
Credit Suisse Trust	$502,578
Royce Capital Fund	$230,656
Third Avenue Variable Series Trust	$168,273
Neuberger Berman Advisers Management Trust	$100,226
Calvert Variable Series, Inc.	$93,078
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund	$90,440
Legg Mason Partners Variable Trusts	$46,157
BlackRock Variable Series Funds, Inc.	$12,979
DWS Variable Series II	$4,988
Lincoln Variable Insurance Products Trust	$1,983
Lazard Retirement Series, Inc.	$1,389
J.P. Morgan Series Trust II	$1,213

*	RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. are affiliates of RiverSource Life insurance Company.

**	Affiliated Funds include funds offered under: Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II and Wanger Advisors Trust.

Independent Registered Public Accounting Firms

The financial statements of RiverSource Life Insurance Co. of New York as of December 31, 2012 and December 31, 2011 and for each of the two periods then ended and the financial statements of each of the divisions of RiverSource of New York Account 8 as of December 31, 2012 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2011 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP’s principal business address is 225 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.

The statements of income, comprehensive income, cash flows and shareholder’s equity of RiverSource Life Insurance Co. of New York for the year ended December 31, 2010, included in this Statement of Additional Information have been included in reliance on the report of Ernst & Young LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

 8  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS OF
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Account 8 (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, at December 31, 2012, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the divisions of the Account, including the financial highlights which appear in the footnotes, for the periods ended December 31, 2010 and prior were audited by another independent registered public accounting firm whose report dated April 22, 2011 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

April 22, 2013

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  9

Statements of Assets and Liabilities

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Intl,
Dec. 31, 2012	Cl B	Cl B	Cl B	Cl I	Cl II

Assets

Investments, at fair value(1),(2)	$1,161,276	$3,068,850	$106,200	$882,947	$554,717
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	91	248	2	—	231
Receivable for share redemptions	884	2,252	65	3,248	420

Total assets	1,162,251	3,071,350	106,267	886,195	555,368

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	884	2,252	64	560	420
Contract terminations	—	—	1	2,688	—
Payable for investments purchased	91	248	2	—	231

Total liabilities	975	2,500	67	3,248	651

Net assets applicable to Variable Life contracts in accumulation period	1,161,276	3,068,850	106,074	882,947	554,717
Net assets applicable to seed money	—	—	126	—	—

Total net assets	$1,161,276	$3,068,850	$106,200	$882,947	$554,717

(1) Investment shares	56,209	239,007	3,496	98,874	62,188
(2) Investments, at cost	$1,126,333	$3,512,368	$97,008	$773,838	$504,019

	AC VP	AC VP	BlackRock	Calvert	Col VP
	Val,	Val,	Global Alloc,	VP SRI	Bal,
Dec. 31, 2012 (continued)	Cl I	Cl II	Cl III	Bal	Cl 3

Assets

Investments, at fair value(1),(2)	$3,444,266	$1,416,088	$76	$331,186	$13,737,919
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,724	376	—	—	255
Receivable for share redemptions	2,274	1,074	—	364	—

Total assets	3,448,264	1,417,538	76	331,550	13,738,174

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,274	1,074	—	223	10,210
Contract terminations	—	—	—	141	5,802
Payable for investments purchased	1,724	376	—	—	—

Total liabilities	3,998	1,450	—	364	16,012

Net assets applicable to Variable Life contracts in accumulation period	3,444,266	1,416,011	—	331,186	13,722,152
Net assets applicable to seed money	—	77	76	—	10

Total net assets	$3,444,266	$1,416,088	$76	$331,186	$13,722,162

(1) Investment shares	528,262	216,859	5	173,487	849,068
(2) Investments, at cost	$3,442,812	$1,397,076	$76	$304,564	$12,071,533

See accompanying notes to financial statements.

 10  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Assets and Liabilities

	Col VP	Col VP	Col VP	Col VP	Col VP
	Cash Mgmt,	Cash Mgmt,	Div Bond,	Div Bond,	Divd Opp,
Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Assets

Investments, at fair value(1),(2)	$2,000	$3,720,648	$75	$11,266,092	$10
Dividends receivable	—	3	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	4,057	—
Receivable for share redemptions	—	—	—	—	—

Total assets	2,000	3,720,651	75	11,270,149	10

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	2,584	—	8,032	—
Contract terminations	—	11,709	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	—	14,293	—	8,032	—

Net assets applicable to Variable Life contracts in accumulation period	—	3,706,358	—	11,262,117	—
Net assets applicable to seed money	2,000	—	75	—	10

Total net assets	$2,000	$3,706,358	$75	$11,262,117	$10

(1) Investment shares	2,000	3,720,648	7	999,653	1
(2) Investments, at cost	$2,000	$3,720,222	$75	$10,680,713	$10

	Col VP	Col VP	Col VP	Col VP	Col VP
	Divd Opp,	Emer Mkts,	Emer Mkts,	Global Bond,	Global Bond,
Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

Assets

Investments, at fair value(1),(2)	$11,345,210	$80	$3,013,327	$75	$2,827,704
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,263	—	573	—	471
Receivable for share redemptions	—	—	—	—	—

Total assets	11,346,473	80	3,013,900	75	2,828,175

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	8,175	—	2,120	—	2,021
Contract terminations	7,779	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	15,954	—	2,120	—	2,021

Net assets applicable to Variable Life contracts in accumulation period	11,330,519	—	3,011,780	—	2,826,154
Net assets applicable to seed money	—	80	—	75	—

Total net assets	$11,330,519	$80	$3,011,780	$75	$2,826,154

(1) Investment shares	795,597	5	186,238	6	231,589
(2) Investments, at cost	$10,241,298	$75	$2,714,012	$75	$2,635,671

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  11

Statements of Assets and Liabilities

	Col VP	Col VP Hi	Col VP Hi	Col VP	Col VP
	Hi Inc,	Yield Bond,	Yield Bond,	Inc Opp,	Inc Opp,
Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 3	Cl 2	Cl 3

Assets

Investments, at fair value(1),(2)	$479,042	$77	$3,548,511	$77	$964,983
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	125	—	87	—	504
Receivable for share redemptions	—	—	—	—	—

Total assets	479,167	77	3,548,598	77	965,487

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	354	—	2,564	—	691
Contract terminations	—	—	41	—	231
Payable for investments purchased	—	—	—	—	—

Total liabilities	354	—	2,605	—	922

Net assets applicable to Variable Life contracts in accumulation period	478,736	—	3,545,993	—	964,565
Net assets applicable to seed money	77	77	—	77	—

Total net assets	$478,813	$77	$3,545,993	$77	$964,565

(1) Investment shares	44,896	11	492,165	7	91,641
(2) Investments, at cost	$436,065	$75	$3,226,330	$75	$918,524

	Col VP	Col VP	Col VP	Col VP	Col VP
	Intl Opp,	Intl Opp,	Lg Cap Gro,	Lg Cap Gro,	Lg Core Quan,
Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Assets

Investments, at fair value(1),(2)	$78	$6,778,780	$10	$1,538,888	$10
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	459	—	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	78	6,779,239	10	1,538,888	10

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	5,100	—	1,082	—
Contract terminations	—	64	—	286	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	—	5,164	—	1,368	—

Net assets applicable to Variable Life contracts in accumulation period	—	6,774,075	—	1,537,520	—
Net assets applicable to seed money	78	—	10	—	10

Total net assets	$78	$6,774,075	$10	$1,537,520	$10

(1) Investment shares	6	560,693	1	194,059	—
(2) Investments, at cost	$75	$5,259,870	$10	$1,254,978	$10

See accompanying notes to financial statements.

 12  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Assets and Liabilities

	Col VP Lg	Col VP Limited	Col VP Marsico	Col VP Mid	Col VP Mid
	Core Quan,	Duration Cr,	Intl Opp,	Cap Gro Opp,	Cap Gro Opp,
Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 2	Cl 2	Cl 3

Assets

Investments, at fair value(1),(2)	$19,857,018	$75	$79	$10	$498,775
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	210	—	—	—	1,055
Receivable for share redemptions	—	—	—	—	—

Total assets	19,857,228	75	79	10	499,830

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	14,572	—	—	—	331
Contract terminations	19,179	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	33,751	—	—	—	331

Net assets applicable to Variable Life contracts in accumulation period	19,823,477	—	—	—	499,499
Net assets applicable to seed money	—	75	79	10	—

Total net assets	$19,823,477	$75	$79	$10	$499,499

(1) Investment shares	857,755	7	5	1	36,327
(2) Investments, at cost	$17,427,337	$75	$76	$10	$456,891

	Col VP Mid	Col VP Mid	Col VP	Col VP Select	Col VP Select
	Cap Val Opp,	Cap Val Opp,	S&P 500,	Lg Cap Val,	Lg Cap Val,
Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 3	Cl 2	Cl 3

Assets

Investments, at fair value(1),(2)	$10	$326,908	$4,639,221	$10	$146,254
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	288	2,571	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	10	327,196	4,641,792	10	146,254

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	237	3,232	—	90
Contract terminations	—	—	—	—	7
Payable for investments purchased	—	—	—	—	—

Total liabilities	—	237	3,232	—	97

Net assets applicable to Variable Life contracts in accumulation period	—	326,959	4,638,550	—	146,157
Net assets applicable to seed money	10	—	10	10	—

Total net assets	$10	$326,959	$4,638,560	$10	$146,157

(1) Investment shares	1	27,541	458,874	1	12,532
(2) Investments, at cost	$10	$289,029	$3,788,073	$10	$128,662

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  13

Statements of Assets and Liabilities

	Col VP Select	Col VP Select	Col VP US	Col VP US	Col VP
	Sm Cap Val,	Sm Cap Val,	Govt Mtge,	Govt Mtge,	Strategic Inc,
Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Assets

Investments, at fair value(1),(2)	$10	$799,740	$75	$2,791,439	$76
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	10	—	372	—
Receivable for share redemptions	—	—	—	—	—

Total assets	10	799,750	75	2,791,811	76

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	560	—	2,000	—
Contract terminations	—	200	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	—	760	—	2,000	—

Net assets applicable to Variable Life contracts in accumulation period	—	798,990	—	2,789,811	—
Net assets applicable to seed money	10	—	75	—	76

Total net assets	$10	$798,990	$75	$2,789,811	$76

(1) Investment shares	1	64,495	7	266,105	8
(2) Investments, at cost	$10	$725,549	$75	$2,736,438	$75

	CS	DWS Alt Asset	EV VT	Fid VIP	Fid VIP
	Commodity	Alloc VIP,	Floating-Rate	Contrafund,	Gro & Inc,
Dec. 31, 2012 (continued)	Return	Cl B	Inc	Serv Cl 2	Serv Cl

Assets

Investments, at fair value(1),(2)	$693,130	$76	$1,031,117	$2,868,046	$3,605,850
Dividends receivable	—	—	3,549	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	35	—	407	973	2,388
Receivable for share redemptions	488	—	692	2,877	2,284

Total assets	693,653	76	1,035,765	2,871,896	3,610,522

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	488	—	691	2,055	2,284
Contract terminations	—	—	—	822	—
Payable for investments purchased	35	—	3,957	973	2,388

Total liabilities	523	—	4,648	3,850	4,672

Net assets applicable to Variable Life contracts in accumulation period	693,130	—	1,031,117	2,867,945	3,605,850
Net assets applicable to seed money	—	76	—	101	—

Total net assets	$693,130	$76	$1,031,117	$2,868,046	$3,605,850

(1) Investment shares	98,877	5	108,998	110,309	248,851
(2) Investments, at cost	$832,619	$75	$1,008,423	$2,483,904	$3,254,989

See accompanying notes to financial statements.

 14  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Assets and Liabilities

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,	Overseas,
Dec. 31, 2012 (continued)	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2

Assets

Investments, at fair value(1),(2)	$1,497,616	$5,808,529	$3,600,658	$1,310,414	$812,448
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	550	1,036	969	160	496
Receivable for share redemptions	1,137	4,787	2,739	3,275	619

Total assets	1,499,303	5,814,352	3,604,366	1,313,849	813,563

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,137	3,724	2,739	859	619
Contract terminations	—	1,063	—	2,416	—
Payable for investments purchased	550	1,036	969	160	496

Total liabilities	1,687	5,823	3,708	3,435	1,115

Net assets applicable to Variable Life contracts in accumulation period	1,497,616	5,808,529	3,600,529	1,310,414	812,448
Net assets applicable to seed money	—	—	129	—	—

Total net assets	$1,497,616	$5,808,529	$3,600,658	$1,310,414	$812,448

(1) Investment shares	104,364	191,133	120,102	81,799	50,937
(2) Investments, at cost	$1,365,060	$5,387,999	$3,462,252	$1,362,974	$856,972

	FTVIPT Frank	FTVIPT Frank	FTVIPT Mutual	GS VIT	GS VIT Structd
	Global Real Est,	Sm Cap Val,	Shares Sec,	Mid Cap Val,	Sm Cap Eq,
Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Inst	Inst

Assets

Investments, at fair value(1),(2)	$2,677,062	$2,088,098	$1,537,478	$5,069,682	$343,655
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,866	388	775	119	1,922
Receivable for share redemptions	1,878	1,492	1,157	3,596	209

Total assets	2,680,806	2,089,978	1,539,410	5,073,397	345,786

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,879	1,492	1,157	3,554	209
Contract terminations	—	—	—	42	—
Payable for investments purchased	1,866	388	775	119	1,922

Total liabilities	3,745	1,880	1,932	3,715	2,131

Net assets applicable to Variable Life contracts in accumulation period	2,677,061	2,088,019	1,537,401	5,069,682	343,655
Net assets applicable to seed money	—	79	77	—	—

Total net assets	$2,677,061	$2,088,098	$1,537,478	$5,069,682	$343,655

(1) Investment shares	187,601	114,542	89,284	330,703	27,038
(2) Investments, at cost	$3,132,106	$1,728,998	$1,472,203	$4,586,949	$308,601

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  15

Statements of Assets and Liabilities

	GS VIT Structd	Invesco	Invesco	Invesco	Invesco
	U.S. Eq,	VI Core Eq,	VI Div Divd,	VI Intl Gro,	VI Tech,
Dec. 31, 2012 (continued)	Inst	Ser I	Ser I	Ser II	Ser I

Assets

Investments, at fair value(1),(2)	$1,808,122	$10,631,305	$328,596	$928,089	$325,879
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,208	80	—	774	632
Receivable for share redemptions	1,230	9,402	249	577	236

Total assets	1,810,560	10,640,787	328,845	929,440	326,747

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,230	7,815	237	577	236
Contract terminations	—	1,586	12	—	—
Payable for investments purchased	1,208	80	—	774	632

Total liabilities	2,438	9,481	249	1,351	868

Net assets applicable to Variable Life contracts in accumulation period	1,808,122	10,631,306	328,596	928,089	325,879
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$1,808,122	$10,631,306	$328,596	$928,089	$325,879

(1) Investment shares	148,939	352,731	20,110	31,270	19,317
(2) Investments, at cost	$1,709,300	$8,563,588	$305,652	$821,571	$279,402

	Invesco	Invesco	Invesco	Invesco VI	Invesco VI
	VI Am Fran,	VI Am Fran,	VI Comstock,	Mid Cap Gro,	Mid Cap Gro,
Dec. 31, 2012 (continued)	Ser I	Ser II	Ser II	Ser I	Ser II

Assets

Investments, at fair value(1),(2)	$389,399	$468,497	$254,479	$319,331	$259,024
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	25	491	270	137	9
Receivable for share redemptions	333	356	187	199	199

Total assets	389,757	469,344	254,936	319,667	259,232

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	221	357	187	199	199
Contract terminations	112	—	—	—	—
Payable for investments purchased	25	491	270	137	9

Total liabilities	358	848	457	336	208

Net assets applicable to Variable Life contracts in accumulation period	389,399	468,496	254,479	319,331	259,024
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$389,399	$468,496	$254,479	$319,331	$259,024

(1) Investment shares	10,733	13,179	19,250	81,462	66,247
(2) Investments, at cost	$394,754	$479,693	$217,971	$323,589	$259,284

See accompanying notes to financial statements.

 16  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Assets and Liabilities

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Enterprise,	Global Tech,	Janus,	Gbl Alloc Mod,	Overseas,
Dec. 31, 2012 (continued)	Serv	Serv	Serv	Serv	Serv

Assets

Investments, at fair value(1),(2)	$464,647	$1,048,051	$493,869	$77	$3,345,912
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	55	159	713	—	—
Receivable for share redemptions	568	896	352	—	13,566

Total assets	465,270	1,049,106	494,934	77	3,359,478

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	253	720	352	—	2,232
Contract terminations	315	176	—	—	11,334
Payable for investments purchased	55	159	713	—	—

Total liabilities	623	1,055	1,065	—	13,566

Net assets applicable to Variable Life contracts in accumulation period	464,647	1,048,051	493,767	—	3,345,912
Net assets applicable to seed money	—	—	102	77	—

Total net assets	$464,647	$1,048,051	$493,869	$77	$3,345,912

(1) Investment shares	10,761	170,138	18,900	7	90,357
(2) Investments, at cost	$383,948	$802,868	$421,996	$77	$3,657,354

	MFS Inv	MFS	MFS	MS UIF	MS UIF
	Gro Stock,	New Dis,	Utilities,	Global Real Est,	Mid Cap Gro,
Dec. 31, 2012 (continued)	Serv Cl	Serv Cl	Serv Cl	Cl II	Cl II

Assets

Investments, at fair value(1),(2)	$1,906,972	$1,533,602	$1,386,783	$278,103	$259,012
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	279	269	248	38	—
Receivable for share redemptions	1,256	1,002	1,004	201	320

Total assets	1,908,507	1,534,873	1,388,035	278,342	259,332

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,256	1,002	1,004	201	181
Contract terminations	—	—	—	—	139
Payable for investments purchased	279	269	248	38	—

Total liabilities	1,535	1,271	1,252	239	320

Net assets applicable to Variable Life contracts in accumulation period	1,906,972	1,533,602	1,386,679	278,103	258,934
Net assets applicable to seed money	—	—	104	—	78

Total net assets	$1,906,972	$1,533,602	$1,386,783	$278,103	$259,012

(1) Investment shares	159,847	102,172	50,817	29,398	24,343
(2) Investments, at cost	$1,519,817	$1,464,088	$1,255,937	$233,423	$272,826

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  17

Statements of Assets and Liabilities

	NB AMT	Oppen	Oppen Global	Oppen Main St	PIMCO
	Soc Responsive,	Global VA,	Strategic Inc VA,	Sm Cap VA,	VIT All Asset,
Dec. 31, 2012 (continued)	Cl S	Serv	Srv	Serv	Advisor Cl

Assets

Investments, at fair value(1),(2)	$76	$594,721	$3,136,079	$357,336	$3,574,017
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	199	708	50	—
Receivable for share redemptions	—	452	20,221	322	12,279

Total assets	76	595,372	3,157,008	357,708	3,586,296

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	452	2,277	276	2,571
Contract terminations	—	—	17,944	46	9,708
Payable for investments purchased	—	199	708	50	—

Total liabilities	—	651	20,929	372	12,279

Net assets applicable to Variable Life contracts in accumulation period	—	594,590	3,136,079	357,257	3,573,940
Net assets applicable to seed money	76	131	—	79	77

Total net assets	$76	$594,721	$3,136,079	$357,336	$3,574,017

(1) Investment shares	5	18,441	541,637	17,903	311,325
(2) Investments, at cost	$75	$522,466	$2,918,348	$292,027	$3,426,436

	PIMCO VIT	Put VT Global	Put VT	Put VT	Put VT
	Glb Multi-Asset,	Hlth Care,	Hi Yield,	Intl Eq,	Multi-Cap Gro,
Dec. 31, 2012 (continued)	Advisor Cl	Cl IB	Cl IB	Cl IB	Cl IA

Assets

Investments, at fair value(1),(2)	$77	$339,967	$661,268	$110,299	$6,923,377
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	153	3,420	84	51
Receivable for share redemptions	—	247	440	81	5,611

Total assets	77	340,367	665,128	110,464	6,929,039

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	247	440	81	5,133
Contract terminations	—	—	—	—	478
Payable for investments purchased	—	153	3,420	84	51

Total liabilities	—	400	3,860	165	5,662

Net assets applicable to Variable Life contracts in accumulation period	—	339,967	661,268	110,299	6,923,377
Net assets applicable to seed money	77	—	—	—	—

Total net assets	$77	$339,967	$661,268	$110,299	$6,923,377

(1) Investment shares	6	26,313	94,064	9,735	303,258
(2) Investments, at cost	$76	$308,814	$632,872	$112,724	$6,858,418

See accompanying notes to financial statements.

 18  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Assets and Liabilities

	Put VT	Royce	Third	VP	VP
	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Dec. 31, 2012 (continued)	Cl IB	Invest Cl	Val	Cl 2	Cl 4

Assets

Investments, at fair value(1),(2)	$357,794	$2,936,721	$2,799,926	$4,305,911	$15,215,698
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	8	1,190	—	—	3,592
Receivable for share redemptions	208	1,883	4,140	—	—

Total assets	358,010	2,939,794	2,804,066	4,305,911	15,219,290

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	185	1,883	1,746	3,127	11,067
Contract terminations	23	—	2,394	25,729	—
Payable for investments purchased	8	1,190	—	—	—

Total liabilities	216	3,073	4,140	28,856	11,067

Net assets applicable to Variable Life contracts in accumulation period	357,794	2,936,721	2,799,926	4,277,045	15,208,223
Net assets applicable to seed money	—	—	—	10	—

Total net assets	$357,794	$2,936,721	$2,799,926	$4,277,055	$15,208,223

(1) Investment shares	15,937	268,194	194,304	346,134	1,221,164
(2) Investments, at cost	$327,770	$2,798,843	$3,123,910	$3,882,593	$12,711,364

	VP AC	VP AC	VP BR Gl	VP BR Gl	VP Col
	Div Bond,	Gro,	Infl Prot Sec,	Infl Prot Sec,	Wanger Intl Eq,
Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Cl 3	Cl 2

Assets

Investments, at fair value(1),(2)	$75	$10	$76	$1,127,649	$78
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	1,713	—
Receivable for share redemptions	—	—	—	—	—

Total assets	75	10	76	1,129,362	78

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	806	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	—	—	—	806	—

Net assets applicable to Variable Life contracts in accumulation period	—	—	—	1,128,556	—
Net assets applicable to seed money	75	10	76	—	78

Total net assets	$75	$10	$76	$1,128,556	$78

(1) Investment shares	7	1	8	117,955	6
(2) Investments, at cost	$75	$10	$75	$1,127,446	$75

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  19

Statements of Assets and Liabilities

	VP Col	VP	VP	VP DFA	VP EV
	Wanger US Eq,	Conserv,	Conserv,	Intl Val,	Floating Rate
Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 4	Cl 2	Inc, Cl 2

Assets

Investments, at fair value(1),(2)	$10	$935,537	$3,103,602	$80	$75
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	10	935,537	3,103,602	80	75

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	678	2,363	—	—
Contract terminations	—	16,900	11	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	—	17,578	2,374	—	—

Net assets applicable to Variable Life contracts in accumulation period	—	917,949	3,101,228	—	—
Net assets applicable to seed money	10	10	—	80	75

Total net assets	$10	$917,959	$3,101,228	$80	$75

(1) Investment shares	1	80,304	266,404	8	8
(2) Investments, at cost	$10	$886,867	$2,895,652	$75	$75

	VP Invesco	VP JPM	VP Jennison	VP Holl	VP MFS
	Intl Gro,	Core Bond,	Mid Cap Gro,	Lg Cap Gro,	Val,
Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$78	$75	$10	$10	$10
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	78	75	10	10	10

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets applicable to Variable Life contracts in accumulation period	—	—	—	—	—
Net assets applicable to seed money	78	75	10	10	10

Total net assets	$78	$75	$10	$10	$10

(1) Investment shares	7	7	1	1	1
(2) Investments, at cost	$75	$75	$10	$10	$10

See accompanying notes to financial statements.

 20  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Assets and Liabilities

	VP	VP	VP Mod	VP Mod	VP Mod
	Mod,	Mod,	Aggr,	Aggr,	Conserv,
Dec. 31, 2012 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

Assets

Investments, at fair value(1),(2)	$15,201,052	$40,429,473	$12,225,827	$47,718,059	$2,513,211
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	6,368	10,372	43,083	9,150	—
Receivable for share redemptions	—	—	—	—	—

Total assets	15,207,420	40,439,845	12,268,910	47,727,209	2,513,211

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	10,793	29,406	8,727	33,730	1,824
Contract terminations	40	267	—	—	259
Payable for investments purchased	—	—	—	—	—

Total liabilities	10,833	29,673	8,727	33,730	2,083

Net assets applicable to Variable Life contracts in accumulation period	15,196,577	40,410,172	12,260,173	47,693,479	2,511,118
Net assets applicable to seed money	10	—	10	—	10

Total net assets	$15,196,587	$40,410,172	$12,260,183	$47,693,479	$2,511,128

(1) Investment shares	1,241,916	3,300,365	987,547	3,848,231	210,663
(2) Investments, at cost	$13,963,395	$34,255,501	$11,169,649	$40,269,516	$2,336,924

				VP Nuveen
	VP Mod	VP MS	VP NFJ	Winslow	VP Ptnrs
	Conserv,	Global Real Est,	Divd Val,	Lg Cap Gro,	Sm Cap Gro,
Dec. 31, 2012 (continued)	Cl 4	Cl 2	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$6,607,816	$79	$10	$10	$10
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,389	—	—	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	6,609,205	79	10	10	10

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4,787	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	4,787	—	—	—	—

Net assets applicable to Variable Life contracts in accumulation period	6,604,418	—	—	—	—
Net assets applicable to seed money	—	79	10	10	10

Total net assets	$6,604,418	$79	$10	$10	$10

(1) Investment shares	552,493	6	1	1	1
(2) Investments, at cost	$5,782,733	$75	$10	$10	$10

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  21

Statements of Assets and Liabilities

			VP PIMCO	VP
	VP Ptnrs	VP Ptnrs	Mortgage	Pyramis	VP Sit
	Sm Cap Val,	Sm Cap Val,	Backed Sec,	Intl Eq,	Divd Gro,
Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$10	$606,730	$75	$79	$10
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	802	—	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	10	607,532	75	79	10

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	455	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	—	455	—	—	—

Net assets applicable to Variable Life contracts in accumulation period	—	607,077	—	—	—
Net assets applicable to seed money	10	—	75	79	10

Total net assets	$10	$607,077	$75	$79	$10

(1) Investment shares	1	36,660	7	7	1
(2) Investments, at cost	$10	$469,696	$75	$75	$10

	VP Sit	VP Vty	VP Vty	VP WF Short
	Divd Gro,	Estb Val,	Estb Val,	Duration Govt,	Wanger
Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Intl

Assets

Investments, at fair value(1),(2)	$386,641	$10	$103,168	$75	$4,646,624
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,434	—	31	—	2,125
Receivable for share redemptions	—	—	—	—	—

Total assets	388,075	10	103,199	75	4,648,749

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	284	—	80	—	3,331
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	284	—	80	—	3,331

Net assets applicable to Variable Life contracts in accumulation period	387,791	—	103,119	—	4,645,418
Net assets applicable to seed money	—	10	—	75	—

Total net assets	$387,791	$10	$103,119	$75	$4,645,418

(1) Investment shares	36,236	1	8,429	7	148,978
(2) Investments, at cost	$330,221	$10	$84,211	$75	$4,196,201

See accompanying notes to financial statements.

 22  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Assets and Liabilities

		WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT
	Wanger	Index Asset Alloc,	Intl Eq,	Opp,	Sm Cap Gro,
Dec. 31, 2012 (continued)	USA	Cl 2	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$5,321,186	$335,600	$1,002,457	$863,322	$569,332
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	932	17	221	301	153
Receivable for share redemptions	—	266	802	2,016	430

Total assets	5,322,118	335,883	1,003,480	865,639	569,915

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,763	266	672	647	430
Contract terminations	—	—	130	1,369	—
Payable for investments purchased	—	17	221	301	153

Total liabilities	3,763	283	1,023	2,317	583

Net assets applicable to Variable Life contracts in accumulation period	5,318,355	335,600	1,002,457	863,244	569,254
Net assets applicable to seed money	—	—	—	78	78

Total net assets	$5,318,355	$335,600	$1,002,457	$863,322	$569,332

(1) Investment shares	157,245	24,915	202,108	43,058	72,250
(2) Investments, at cost	$4,551,090	$310,583	$924,223	$726,713	$522,908

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  23

Statements of Operations

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Intl,
Year ended Dec. 31, 2012	Cl B	Cl B	Cl B	Cl I	Cl II

Investment income

Dividend income	$ 14,697	$ 40,764	$28	$ 6,943	$ 3,187
Variable account expenses	10,441	25,339	655	6,477	4,417

Investment income (loss) — net	4,256	15,425	(627)	466	(1,230)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	371,120	501,263	58,766	258,779	67,507
Cost of investments sold	377,644	629,476	52,322	245,697	69,438

Net realized gain (loss) on sales of investments	(6,524)	(128,213)	6,444	13,082	(1,931)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	177,419	474,861	8,675	139,904	92,317

Net gain (loss) on investments	170,895	346,648	15,119	152,986	90,386

Net increase (decrease) in net assets resulting from operations	$175,151	$362,073	$14,492	$153,452	$89,156

	AC VP	AC VP	BlackRock	Calvert	Col VP
	Val,	Val,	Global Alloc,	VP SRI	Bal,
Period ended Dec. 31, 2012 (continued)	Cl I	Cl II	Cl III(1)	Bal	Cl 3

Investment income

Dividend income	$ 67,690	$ 24,054	$1	$4,048	$—
Variable account expenses	28,626	12,267	—	2,885	122,145

Investment income (loss) — net	39,064	11,787	1	1,163	(122,145)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,066,920	232,172	—	103,428	2,022,905
Cost of investments sold	1,131,005	243,355	—	96,277	1,865,295

Net realized gain (loss) on sales of investments	(64,085)	(11,183)	—	7,151	157,610
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	476,969	170,015	—	24,649	1,670,167

Net gain (loss) on investments	412,884	158,832	—	31,800	1,827,777

Net increase (decrease) in net assets resulting from operations	$451,948	$170,619	$1	$32,963	$1,705,632

(1) For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

	Col VP	Col VP	Col VP	Col VP	Col VP
	Cash Mgmt,	Cash Mgmt,	Div Bond,	Div Bond,	Divd Opp,
Period ended Dec. 31, 2012 (continued)	Cl 2(1)	Cl 3	Cl 2(1)	Cl 3	Cl 2(1)

Investment income

Dividend income	$—	$407	$—	$431,748	$—
Variable account expenses	—	33,581	—	95,721	—

Investment income (loss) — net	—	(33,174)	—	336,027	—

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	—	2,017,108	—	2,399,336	—
Cost of investments sold	—	2,016,838	—	2,258,145	—

Net realized gain (loss) on sales of investments	—	270	—	141,191	—
Distributions from capital gains	—	—	—	287,918	—
Net change in unrealized appreciation or depreciation of investments	—	(270)	—	(46,051)	—

Net gain (loss) on investments	—	—	—	383,058	—

Net increase (decrease) in net assets resulting from operations	$—	$(33,174)	$—	$719,085	$—

(1) For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 24  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Operations

	Col VP	Col VP	Col VP	Col VP	Col VP
	Divd Opp,	Emer Mkts,	Emer Mkts,	Global Bond,	Global Bond,
Period ended Dec. 31, 2012 (continued)	Cl 3	Cl 2(1)	Cl 3	Cl 2(1)	Cl 3

Investment income

Dividend income	$—	$—	$11,047	$—	$76,145
Variable account expenses	101,127	—	23,817	—	24,736

Investment income (loss) — net	(101,127)	—	(12,770)	—	51,409

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	2,627,960	—	517,500	—	644,219
Cost of investments sold	2,479,454	—	508,564	—	608,484

Net realized gain (loss) on sales of investments	148,506	—	8,936	—	35,735
Distributions from capital gains	—	—	61,986	—	15,036
Net change in unrealized appreciation or depreciation of investments	1,377,834	5	441,736	—	49,285

Net gain (loss) on investments	1,526,340	5	512,658	—	100,056

Net increase (decrease) in net assets resulting from operations	$1,425,213	$ 5	$499,888	$—	$151,465

(1) For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

	Col VP	Col VP Hi	Col VP Hi	Col VP	Col VP
	Hi Inc,	Yield Bond,	Yield Bond,	Inc Opp,	Inc Opp,
Period ended Dec. 31, 2012 (continued)	Cl 2	Cl 2(1)	Cl 3	Cl 2(1)	Cl 3

Investment income

Dividend income	$30,348	$—	$249,590	$—	$54,743
Variable account expenses	4,024	—	29,927	—	7,327

Investment income (loss) — net	26,324	—	219,663	—	47,416

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	106,651	—	869,619	—	134,564
Cost of investments sold	98,023	—	811,324	—	130,583

Net realized gain (loss) on sales of investments	8,628	—	58,295	—	3,981
Distributions from capital gains	—	—	—	—	17,000
Net change in unrealized appreciation or depreciation of investments	23,399	2	195,094	2	40,269

Net gain (loss) on investments	32,027	2	253,389	2	61,250

Net increase (decrease) in net assets resulting from operations	$58,351	$ 2	$473,052	$ 2	$108,666

(1) For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

	Col VP	Col VP	Col VP	Col VP	Col VP
	Intl Opp,	Intl Opp,	Lg Cap Gro,	Lg Cap Gro,	Lg Core Quan,
Period ended Dec. 31, 2012 (continued)	Cl 2(1)	Cl 3	Cl 2(1)	Cl 3	Cl 2(1)

Investment income

Dividend income	$—	$104,116	$—	$—	$—
Variable account expenses	—	59,365	—	13,161	—

Investment income (loss) — net	—	44,751	—	(13,161)	—

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	—	1,060,278	—	409,632	—
Cost of investments sold	—	887,622	—	344,016	—

Net realized gain (loss) on sales of investments	—	172,656	—	65,616	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3	805,511	—	217,461	—

Net gain (loss) on investments	3	978,167	—	283,077	—

Net increase (decrease) in net assets resulting from operations	$ 3	$1,022,918	$—	$269,916	$—

(1) For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  25

Statements of Operations

	Col VP Lg	Col VP Limited	Col VP Marsico	Col VP Mid	Col VP Mid
	Core Quan,	Duration Cr,	Intl Opp,	Cap Gro Opp,	Cap Gro Opp,
Period ended Dec. 31, 2012 (continued)	Cl 3	Cl 2(1)	Cl 2(1)	Cl 2(1)	Cl 3

Investment income

Dividend income	$—	$—	$1	$—	$ —
Variable account expenses	178,574	—	—	—	4,133

Investment income (loss) — net	(178,574)	—	1	—	(4,133)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	3,273,193	—	—	—	178,448
Cost of investments sold	2,951,355	—	—	—	162,790

Net realized gain (loss) on sales of investments	321,838	—	—	—	15,658
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,300,947	—	3	—	40,118

Net gain (loss) on investments	2,622,785	—	3	—	55,776

Net increase (decrease) in net assets resulting from operations	$2,444,211	$—	$4	$—	$51,643

(1) For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

	Col VP Mid	Col VP Mid	Col VP	Col VP Select	Col VP Select
	Cap Val Opp,	Cap Val Opp,	S&P 500,	Lg Cap Val,	Lg Cap Val,
Period ended Dec. 31, 2012 (continued)	Cl 2(1)	Cl 3	Cl 3	Cl 2(1)	Cl 3

Investment income

Dividend income	$—	$ —	$ —	$—	$ —
Variable account expenses	—	2,592	40,038	—	1,187

Investment income (loss) — net	—	(2,592)	(40,038)	—	(1,187)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	—	55,723	1,545,856	—	96,706
Cost of investments sold	—	52,143	1,315,821	—	85,219

Net realized gain (loss) on sales of investments	—	3,580	230,035	—	11,487
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	—	43,701	458,271	—	13,090

Net gain (loss) on investments	—	47,281	688,306	—	24,577

Net increase (decrease) in net assets resulting from operations	$—	$44,689	$648,268	$—	$23,390

(1) For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

	Col VP Select	Col VP Select	Col VP US	Col VP US	Col VP
	Sm Cap Val,	Sm Cap Val,	Govt Mtge,	Govt Mtge,	Strategic Inc,
Period ended Dec. 31, 2012 (continued)	Cl 2(1)	Cl 3	Cl 2(1)	Cl 3	Cl 2(1)

Investment income

Dividend income	$—	$—	$—	$28,841	$—
Variable account expenses	—	7,012	—	26,114	—

Investment income (loss) — net	—	(7,012)	—	2,727	—

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	—	345,217	—	1,165,043	—
Cost of investments sold	—	340,109	—	1,144,479	—

Net realized gain (loss) on sales of investments	—	5,108	—	20,564	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	—	128,099	—	(255)	1

Net gain (loss) on investments	—	133,207	—	20,309	1

Net increase (decrease) in net assets resulting from operations	$—	$126,195	$—	$23,036	$ 1

(1) For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 26  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Operations

	CS	DWS Alt Asset	EV VT	Fid VIP	Fid VIP
	Commodity	Alloc VIP,	Floating-Rate	Contrafund,	Gro & Inc,
Period ended Dec. 31, 2012 (continued)	Return	Cl B(1)	Inc	Serv Cl 2	Serv Cl

Investment income

Dividend income	$ —	$—	$38,664	$ 32,118	$ 76,142
Variable account expenses	6,379	—	7,659	24,631	29,781

Investment income (loss) — net	(6,379)	—	31,005	7,487	46,361

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	242,611	—	160,949	660,116	1,490,440
Cost of investments sold	295,772	—	157,968	583,016	1,381,580

Net realized gain (loss) on sales of investments	(53,161)	—	2,981	77,100	108,860
Distributions from capital gains	—	—	9,960	—	1,708
Net change in unrealized appreciation or depreciation of investments	36,412	1	12,538	309,819	453,658

Net gain (loss) on investments	(16,749)	1	25,479	386,919	564,226

Net increase (decrease) in net assets resulting from operations	$(23,128)	$ 1	$56,484	$394,406	$610,587

(1) For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,	Overseas,
Year ended Dec. 31, 2012 (continued)	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2

Investment income

Dividend income	$ 29,692	$ 30,006	$ 13,857	$ 23,571	$ 13,276
Variable account expenses	13,038	49,063	32,018	11,003	6,803

Investment income (loss) — net	16,654	(19,057)	(18,161)	12,568	6,473

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	254,525	2,285,494	534,786	617,597	86,860
Cost of investments sold	239,354	1,927,833	491,705	704,295	100,519

Net realized gain (loss) on sales of investments	15,171	357,661	43,081	(86,698)	(13,659)
Distributions from capital gains	714	458,728	287,060	4,293	2,635
Net change in unrealized appreciation or depreciation of investments	194,023	8,623	136,160	308,877	134,836

Net gain (loss) on investments	209,908	825,012	466,301	226,472	123,812

Net increase (decrease) in net assets resulting from operations	$226,562	$805,955	$448,140	$239,040	$130,285

	FTVIPT Frank	FTVIPT Frank	FTVIPT Mutual	GS VIT	GS VIT Structd
	Global Real Est,	Sm Cap Val,	Shares Sec,	Mid Cap Val,	Sm Cap Eq,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Inst	Inst

Investment income

Dividend income	$ —	$ 15,982	$ 30,761	$ 57,995	$ 3,998
Variable account expenses	21,500	17,437	13,682	42,574	3,249

Investment income (loss) — net	(21,500)	(1,455)	17,079	15,421	749

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	597,042	471,099	300,139	1,316,677	311,080
Cost of investments sold	799,781	425,128	300,077	1,264,326	282,541

Net realized gain (loss) on sales of investments	(202,739)	45,971	62	52,351	28,539
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	800,763	278,646	170,485	740,944	16,776

Net gain (loss) on investments	598,024	324,617	170,547	793,295	45,315

Net increase (decrease) in net assets resulting from operations	$576,524	$323,162	$187,626	$808,716	$46,064

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  27

Statements of Operations

	GS VIT Structd	Invesco	Invesco	Invesco	Invesco
	U.S. Eq,	VI Core Eq,	VI Div Divd,	VI Intl Gro,	VI Tech,
Year ended Dec. 31, 2012 (continued)	Inst	Ser I	Ser I	Ser II	Ser I

Investment income

Dividend income	$32,644	$103,150	$ 6,106	$ 11,501	$ —
Variable account expenses	14,839	94,407	2,793	6,798	2,753

Investment income (loss) — net	17,805	8,743	3,313	4,703	(2,753)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	408,058	1,697,924	178,604	305,167	107,497
Cost of investments sold	392,757	1,418,639	177,876	275,758	92,217

Net realized gain (loss) on sales of investments	15,301	279,285	728	29,409	15,280
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	198,948	1,004,763	48,139	87,312	18,121

Net gain (loss) on investments	214,249	1,284,048	48,867	116,721	33,401

Net increase (decrease) in net assets resulting from operations	$232,054	$1,292,791	$52,180	$121,424	$30,648

	Invesco	Invesco	Invesco	Invesco VI	Invesco VI
	VI Am Fran,	VI Am Fran,	VI Comstock,	Mid Cap Gro,	Mid Cap Gro,
Period ended Dec. 31, 2012 (continued)	Ser I(1)	Ser II(1)	Ser II	Ser I(1)	Ser II(1)

Investment income

Dividend income	$—	$ —	$3,816	$ —	$ —
Variable account expenses	1,882	2,778	2,168	1,592	1,579

Investment income (loss) — net	(1,882)	(2,778)	1,648	(1,592)	(1,579)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	203,311	33,001	48,007	45,271	83,518
Cost of investments sold	218,883	34,757	43,152	48,174	89,074

Net realized gain (loss) on sales of investments	(15,572)	(1,756)	4,855	(2,903)	(5,556)
Distributions from capital gains	—	—	—	99	82
Net change in unrealized appreciation or depreciation of investments	(5,355)	(11,196)	33,199	(4,258)	(260)

Net gain (loss) on investments	(20,927)	(12,952)	38,054	(7,062)	(5,734)

Net increase (decrease) in net assets resulting from operations	$(22,809)	$(15,730)	$39,702	$(8,654)	$(7,313)

(1) For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Enterprise,	Global Tech,	Janus,	Gbl Alloc Mod,	Overseas,
Period ended Dec. 31, 2012 (continued)	Serv	Serv	Serv	Serv(1)	Serv

Investment income

Dividend income	$ —	$ —	$ 2,160	$1	$ 21,011
Variable account expenses	3,035	9,650	4,406	—	28,258

Investment income (loss) — net	(3,035)	(9,650)	(2,246)	1	(7,247)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	155,646	513,884	192,991	—	1,054,383
Cost of investments sold	123,139	403,069	165,373	—	1,173,834

Net realized gain (loss) on sales of investments	32,507	110,815	27,618	—	(119,451)
Distributions from capital gains	—	—	8,356	—	375,981
Net change in unrealized appreciation or depreciation of investments	39,907	95,385	52,039	—	143,955

Net gain (loss) on investments	72,414	206,200	88,013	—	400,485

Net increase (decrease) in net assets resulting from operations	$69,379	$196,550	$85,767	$1	$393,238

(1) For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 28  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Operations

	MFS Inv	MFS	MFS	MS UIF	MS UIF
	Gro Stock,	New Dis,	Utilities,	Global Real Est,	Mid Cap Gro,
Year ended Dec. 31, 2012 (continued)	Serv Cl	Serv Cl	Serv Cl	Cl II	Cl II

Investment income

Dividend income	$4,241	$—	$84,492	$1,274	$—
Variable account expenses	15,368	12,082	11,556	2,051	2,384

Investment income (loss) — net	(11,127)	(12,082)	72,936	(777)	(2,384)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	516,925	415,522	269,432	36,959	121,507
Cost of investments sold	413,581	382,879	249,303	34,378	122,328

Net realized gain (loss) on sales of investments	103,344	32,643	20,129	2,581	(821)
Distributions from capital gains	93,467	145,895	—	—	35,147
Net change in unrealized appreciation or depreciation of investments	90,248	103,208	60,726	56,431	(13,238)

Net gain (loss) on investments	287,059	281,746	80,855	59,012	21,088

Net increase (decrease) in net assets resulting from operations	$275,932	$269,664	$153,791	$58,235	$18,704

	NB AMT	Oppen	Oppen Global	Oppen Main St	PIMCO
	Soc Responsive,	Global VA,	Strategic Inc VA,	Sm Cap VA,	VIT All Asset,
Period ended Dec. 31, 2012 (continued)	Cl S(1)	Serv	Srv	Serv	Advisor Cl

Investment income

Dividend income	$—	$12,202	$169,333	$ 1,260	$163,968
Variable account expenses	—	5,409	26,195	3,164	28,455

Investment income (loss) — net	—	6,793	143,138	(1,904)	135,513

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	—	195,397	560,073	115,111	514,637
Cost of investments sold	—	190,436	528,101	97,419	507,099

Net realized gain (loss) on sales of investments	—	4,961	31,972	17,692	7,538
Distributions from capital gains	—	—	32,608	—	—
Net change in unrealized appreciation or depreciation of investments	1	88,136	136,043	33,807	279,503

Net gain (loss) on investments	1	93,097	200,623	51,499	287,041

Net increase (decrease) in net assets resulting from operations	$1	$99,890	$343,761	$49,595	$422,554

(1) For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

	PIMCO VIT	Put VT Global	Put VT	Put VT	Put VT
	Glb Multi-Asset,	Hlth Care,	Hi Yield,	Intl Eq,	Multi-Cap Gro,
Period ended Dec. 31, 2012 (continued)	Advisor Cl(1)	Cl IB	Cl IB	Cl IB	Cl IA

Investment income

Dividend income	$1	$ 3,113	$51,733	$ 2,352	$ 35,081
Variable account expenses	—	2,502	5,192	931	61,351

Investment income (loss) — net	1	611	46,541	1,421	(26,270)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	—	35,218	266,299	29,808	836,139
Cost of investments sold	—	34,572	271,133	32,524	866,379

Net realized gain (loss) on sales of investments	—	646	(4,834)	(2,716)	(30,240)
Distributions from capital gains	—	20,084	—	—	—
Net change in unrealized appreciation or depreciation of investments	1	31,407	49,440	20,928	1,071,469

Net gain (loss) on investments	1	52,137	44,606	18,212	1,041,229

Net increase (decrease) in net assets resulting from operations	$2	$52,748	$91,147	$19,633	$1,014,959

(1) For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  29

Statements of Operations

	Put VT	Royce	Third	VP	VP
	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Year ended Dec. 31, 2012 (continued)	Cl IB	Invest Cl	Val	Cl 2	Cl 4

Investment income

Dividend income	$760	$—	$23,607	$—	$—
Variable account expenses	2,044	25,136	20,668	33,291	128,001

Investment income (loss) — net	(1,284)	(25,136)	2,939	(33,291)	(128,001)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	85,867	1,221,624	824,738	625,657	2,821,004
Cost of investments sold	79,867	1,133,528	1,087,211	587,364	2,477,748

Net realized gain (loss) on sales of investments	6,000	88,096	(262,473)	38,293	343,256
Distributions from capital gains	—	64,516	—	—	—
Net change in unrealized appreciation or depreciation of investments	43,965	79,305	885,174	428,320	1,516,400

Net gain (loss) on investments	49,965	231,917	622,701	466,613	1,859,656

Net increase (decrease) in net assets resulting from operations	$48,681	$206,781	$625,640	$433,322	$1,731,655

	VP AC	VP AC	VP BR Gl	VP BR Gl	VP Col
	Div Bond,	Gro,	Infl Prot Sec,	Infl Prot Sec,	Wanger Intl Eq,
Period ended Dec. 31, 2012 (continued)	Cl 2(1)	Cl 2(1)	Cl 2(1)	Cl 3	Cl 2(1)

Investment income

Dividend income	$—	$—	$—	$52,595	$—
Variable account expenses	—	—	—	10,046	—

Investment income (loss) — net	—	—	—	42,549	—

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	—	—	—	406,806	—
Cost of investments sold	—	—	—	406,458	—

Net realized gain (loss) on sales of investments	—	—	—	348	—
Distributions from capital gains	—	—	—	14,790	—
Net change in unrealized appreciation or depreciation of investments	—	—	1	(3,142)	3

Net gain (loss) on investments	—	—	1	11,996	3

Net increase (decrease) in net assets resulting from operations	$—	$—	$1	$54,545	$ 3

(1) For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

	VP Col	VP	VP	VP DFA	VP EV
	Wanger US Eq,	Conserv,	Conserv,	Intl Val,	Floating Rate
Period ended Dec. 31, 2012 (continued)	Cl 2(1)	Cl 2	Cl 4	Cl 2(1)	Inc, Cl 2(1)

Investment income

Dividend income	$—	$ —	$ —	$—	$—
Variable account expenses	—	6,254	19,749	—	—

Investment income (loss) — net	—	(6,254)	(19,749)	—	—

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	—	151,138	796,276	—	—
Cost of investments sold	—	145,279	749,982	—	—

Net realized gain (loss) on sales of investments	—	5,859	46,294	—	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	—	41,898	116,134	5	—

Net gain (loss) on investments	—	47,757	162,428	5	—

Net increase (decrease) in net assets resulting from operations	$—	$ 41,503	$142,679	$ 5	$—

(1) For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 30  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Operations

	VP Invesco	VP JPM	VP Jennison	VP Holl	VP MFS
	Intl Gro,	Core Bond,	Mid Cap Gro,	Lg Cap Gro,	Val,
Period ended Dec. 31, 2012 (continued)	Cl 2(1)	Cl 2(1)	Cl 2(1)	Cl 2(1)	Cl 2(1)

Investment income

Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	—	—	—	—

Investment income (loss) — net	—	—	—	—	—

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	—	—	—	—	—
Cost of investments sold	—	—	—	—	—

Net realized gain (loss) on sales of investments	—	—	—	—	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3	—	—	—	—

Net gain (loss) on investments	3	—	—	—	—

Net increase (decrease) in net assets resulting from operations	$ 3	$—	$—	$—	$—

(1) For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

	VP	VP	VP Mod	VP Mod	VP Mod
	Mod,	Mod,	Aggr,	Aggr,	Conserv,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

Investment income

Dividend income	$—	$—	$—	$—	$—
Variable account expenses	108,495	347,710	88,452	392,155	18,357

Investment income (loss) — net	(108,495)	(347,710)	(88,452)	(392,155)	(18,357)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	2,326,482	6,842,336	1,324,835	5,812,730	348,759
Cost of investments sold	2,202,279	6,004,376	1,239,587	5,049,097	331,797

Net realized gain (loss) on sales of investments	124,203	837,960	85,248	763,633	16,962
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,091,994	3,232,940	1,002,228	4,484,373	155,231

Net gain (loss) on investments	1,216,197	4,070,900	1,087,476	5,248,006	172,193

Net increase (decrease) in net assets resulting from operations	$1,107,702	$3,723,190	$999,024	$4,855,851	$153,836

				VP Nuveen
	VP Mod	VP MS	VP NFJ	Winslow	VP Ptnrs
	Conserv,	Global Real Est,	Divd Val,	Lg Cap Gro,	Sm Cap Gro,
Period ended Dec. 31, 2012 (continued)	Cl 4	Cl 2(1)	Cl 2(1)	Cl 2(1)	Cl 2(1)

Investment income

Dividend income	$—	$—	$—	$—	$—
Variable account expenses	58,396	—	—	—	—

Investment income (loss) — net	(58,396)	—	—	—	—

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,820,370	—	—	—	—
Cost of investments sold	1,632,664	—	—	—	—

Net realized gain (loss) on sales of investments	187,706	—	—	—	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	379,333	4	—	—	—

Net gain (loss) on investments	567,039	4	—	—	—

Net increase (decrease) in net assets resulting from operations	$508,643	$ 4	$—	$—	$—

(1) For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  31

Statements of Operations

			VP PIMCO	VP
	VP Ptnrs	VP Ptnrs	Mortgage	Pyramis	VP Sit
	Sm Cap Val,	Sm Cap Val,	Backed Sec,	Intl Eq,	Divd Gro,
Period ended Dec. 31, 2012 (continued)	Cl 2(1)	Cl 3	Cl 2(1)	Cl 2(1)	Cl 2(1)

Investment income

Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	5,312	—	—	—

Investment income (loss) — net	—	(5,312)	—	—	—

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	—	184,522	—	—	—
Cost of investments sold	—	152,387	—	—	—

Net realized gain (loss) on sales of investments	—	32,135	—	—	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	—	42,855	—	4	—

Net gain (loss) on investments	—	74,990	—	4	—

Net increase (decrease) in net assets resulting from operations	$—	$69,678	$—	$ 4	$—

(1) For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

	VP Sit	VP Vty	VP Vty	VP WF Short
	Divd Gro,	Estb Val,	Estb Val,	Duration Govt,	Wanger
Period ended Dec. 31, 2012 (continued)	Cl 3	Cl 2(1)	Cl 3	Cl 2(1)	Intl

Investment income

Dividend income	$ —	$—	$ —	$—	$55,512
Variable account expenses	3,474	—	1,101	—	40,233

Investment income (loss) — net	(3,474)	—	(1,101)	—	15,279

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	115,961	—	69,781	—	1,211,813
Cost of investments sold	103,374	—	56,252	—	1,113,999

Net realized gain (loss) on sales of investments	12,587	—	13,529	—	97,814
Distributions from capital gains	—	—	—	—	430,609
Net change in unrealized appreciation or depreciation of investments	26,899	—	6,458	—	314,954

Net gain (loss) on investments	39,486	—	19,987	—	843,377

Net increase (decrease) in net assets resulting from operations	$ 36,012	$—	$18,886	$—	$858,656

(1) For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

		WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT
	Wanger	Index Asset Alloc,	Intl Eq,	Opp,	Sm Cap Gro,
Year ended Dec. 31, 2012 (continued)	USA	Cl 2	Cl 2	Cl 2	Cl 2

Investment income

Dividend income	$16,405	$ 4,527	$12,841	$848	$ —
Variable account expenses	44,709	2,738	8,002	7,929	5,561

Investment income (loss) — net	(28,304)	1,789	4,839	(7,081)	(5,561)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,207,253	57,054	325,192	269,582	183,867
Cost of investments sold	1,052,923	53,067	302,738	236,137	165,771

Net realized gain (loss) on sales of investments	154,330	3,987	22,454	33,445	18,096
Distributions from capital gains	255,113	—	64,038	311	30,342
Net change in unrealized appreciation or depreciation of investments	524,407	26,182	25,328	96,880	(2,251)

Net gain (loss) on investments	933,850	30,169	111,820	130,636	46,187

Net increase (decrease) in net assets resulting from operations	$905,546	$31,958	$116,659	$123,555	$ 40,626

See accompanying notes to financial statements.

 32  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Intl,
Year ended Dec. 31, 2012	Cl B	Cl B	Cl B	Cl I	Cl II

Operations

Investment income (loss) — net	$4,256	$15,425	$(627)	$466	$(1,230)
Net realized gain (loss) on sales of investments	(6,524)	(128,213)	6,444	13,082	(1,931)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	177,419	474,861	8,675	139,904	92,317

Net increase (decrease) in net assets resulting from operations	175,151	362,073	14,492	153,452	89,156

Contract transactions

Contract purchase payments	107,853	373,649	6,688	43,392	55,292
Net transfers(1)	(31,435)	(210,157)	14,198	1,310	14,440
Transfers for policy loans	(9,193)	(11,113)	(4,414)	(4,190)	(3,812)
Policy charges	(40,706)	(123,595)	(4,686)	(27,871)	(20,060)
Contract terminations:
Surrender benefits	(198,087)	(143,500)	(10,597)	(71,282)	(8,958)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(171,568)	(114,716)	1,189	(58,641)	36,902

Net assets at beginning of year	1,157,693	2,821,493	90,519	788,136	428,659

Net assets at end of year	$1,161,276	$3,068,850	$106,200	$882,947	$554,717

Accumulation unit activity

Units outstanding at beginning of year	910,633	2,365,106	85,454	802,642	289,652
Contract purchase payments	77,205	300,502	5,064	37,980	34,374
Net transfers(1)	(19,170)	(172,314)	8,150	(44,468)	8,921
Transfers for policy loans	(6,567)	(10,323)	(4,193)	(1,924)	(2,385)
Policy charges	(29,083)	(98,775)	(3,606)	(24,730)	(12,506)
Contract terminations:
Surrender benefits	(145,472)	(116,112)	(6,262)	(64,098)	(5,475)
Death benefits	—	—	—	—	—

Units outstanding at end of year	787,546	2,268,084	84,607	705,402	312,581

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  33

Statements of Changes in Net Assets

	AC VP	AC VP	BlackRock	Calvert	Col VP
	Val,	Val,	Global Alloc,	VP SRI	Bal,
Period ended Dec. 31, 2012 (continued)	Cl I	Cl II	Cl III(2)	Bal	Cl 3

Operations

Investment income (loss) — net	$39,064	$11,787	$1	$1,163	$(122,145)
Net realized gain (loss) on sales of investments	(64,085)	(11,183)	—	7,151	157,610
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	476,969	170,015	—	24,649	1,670,167

Net increase (decrease) in net assets resulting from operations	451,948	170,619	1	32,963	1,705,632

Contract transactions

Contract purchase payments	231,614	170,474	75	33,096	1,031,583
Net transfers(1)	(167,371)	(35,773)	—	(33,527)	(514,442)
Transfers for policy loans	(45,815)	(9,720)	—	(3,188)	(7,909)
Policy charges	(146,988)	(54,441)	—	(25,746)	(1,117,757)
Contract terminations:
Surrender benefits	(329,920)	(149,307)	—	(33,747)	(711,816)
Death benefits	(26,306)	(2,579)	—	—	—

Increase (decrease) from contract transactions	(484,786)	(81,346)	75	(63,112)	(1,320,341)

Net assets at beginning of year	3,477,104	1,326,815	—	361,335	13,336,871

Net assets at end of year	$3,444,266	$1,416,088	$76	$331,186	$13,722,162

Accumulation unit activity

Units outstanding at beginning of year	2,112,376	933,446	—	325,496	12,589,614
Contract purchase payments	132,006	110,892	—	27,638	894,335
Net transfers(1)	(58,666)	(22,581)	—	(33,889)	(521,530)
Transfers for policy loans	(26,005)	(6,435)	—	(2,849)	(5,807)
Policy charges	(83,340)	(35,488)	—	(22,054)	(974,077)
Contract terminations:
Surrender benefits	(188,605)	(100,878)	—	(28,888)	(625,646)
Death benefits	(14,686)	(1,602)	—	—	—

Units outstanding at end of year	1,873,080	877,354	—	265,454	11,356,889

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 34  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Cash Mgmt,	Cash Mgmt,	Div Bond,	Div Bond,	Divd Opp,
Period ended Dec. 31, 2012 (continued)	Cl 2(2)	Cl 3	Cl 2(2)	Cl 3	Cl 2(2)

Operations

Investment income (loss) — net	$—	$(33,174)	$—	$336,027	$—
Net realized gain (loss) on sales of investments	—	270	—	141,191	—
Distributions from capital gains	—	—	—	287,918	—
Net change in unrealized appreciation or depreciation of investments	—	(270)	—	(46,051)	—

Net increase (decrease) in net assets resulting from operations	—	(33,174)	—	719,085	—

Contract transactions

Contract purchase payments	2,000	554,535	75	651,905	10
Net transfers(1)	—	(310,314)	—	432,987	—
Transfers for policy loans	—	(90,678)	—	(66,994)	—
Policy charges	—	(350,127)	—	(541,478)	—
Contract terminations:
Surrender benefits	—	(687,635)	—	(986,319)	—
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	2,000	(884,219)	75	(509,899)	10

Net assets at beginning of year	—	4,623,751	—	11,052,931	—

Net assets at end of year	$2,000	$3,706,358	$75	$11,262,117	$10

Accumulation unit activity

Units outstanding at beginning of year	—	4,270,205	—	7,135,231	—
Contract purchase payments	—	513,050	—	404,811	—
Net transfers(1)	—	(269,239)	—	363,817	—
Transfers for policy loans	—	(95,066)	—	(41,831)	—
Policy charges	—	(324,484)	—	(336,694)	—
Contract terminations:
Surrender benefits	—	(631,808)	—	(617,750)	—
Death benefits	—	—	—	—	—

Units outstanding at end of year	—	3,462,658	—	6,907,584	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  35

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Divd Opp,	Emer Mkts,	Emer Mkts,	Global Bond,	Global Bond,
Period ended Dec. 31, 2012 (continued)	Cl 3	Cl 2(2)	Cl 3	Cl 2(2)	Cl 3

Operations

Investment income (loss) — net	$(101,127)	$—	$(12,770)	$—	$51,409
Net realized gain (loss) on sales of investments	148,506	—	8,936	—	35,735
Distributions from capital gains	—	—	61,986	—	15,036
Net change in unrealized appreciation or depreciation of investments	1,377,834	5	441,736	—	49,285

Net increase (decrease) in net assets resulting from operations	1,425,213	5	499,888	—	151,465

Contract transactions

Contract purchase payments	901,463	75	255,930	75	160,444
Net transfers(1)	(1,025,277)	—	(58,055)	—	(125,860)
Transfers for policy loans	(63,472)	—	(54,915)	—	(41,713)
Policy charges	(527,605)	—	(117,262)	—	(114,362)
Contract terminations:
Surrender benefits	(892,138)	—	(136,265)	—	(166,809)
Death benefits	(27,387)	—	(69)	—	—

Increase (decrease) from contract transactions	(1,634,416)	75	(110,636)	75	(288,300)

Net assets at beginning of year	11,539,722	—	2,622,528	—	2,962,989

Net assets at end of year	$11,330,519	$80	$3,011,780	$75	$2,826,154

Accumulation unit activity

Units outstanding at beginning of year	7,358,588	—	1,053,302	—	1,640,129
Contract purchase payments	529,284	—	95,562	—	85,533
Net transfers(1)	(596,716)	—	2,836	—	(35,612)
Transfers for policy loans	(37,008)	—	(19,768)	—	(22,481)
Policy charges	(309,608)	—	(43,639)	—	(61,458)
Contract terminations:
Surrender benefits	(529,342)	—	(50,560)	—	(91,668)
Death benefits	(16,102)	—	(24)	—	—

Units outstanding at end of year	6,399,096	—	1,037,709	—	1,514,443

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 36  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

	Col VP	Col VP Hi	Col VP Hi	Col VP	Col VP
	Hi Inc,	Yield Bond,	Yield Bond,	Inc Opp,	Inc Opp,
Period ended Dec. 31, 2012 (continued)	Cl 2	Cl 2(2)	Cl 3	Cl 2(2)	Cl 3

Operations

Investment income (loss) — net	$26,324	$—	$219,663	$—	$47,416
Net realized gain (loss) on sales of investments	8,628	—	58,295	—	3,981
Distributions from capital gains	—	—	—	—	17,000
Net change in unrealized appreciation or depreciation of investments	23,399	2	195,094	2	40,269

Net increase (decrease) in net assets resulting from operations	58,351	2	473,052	2	108,666

Contract transactions

Contract purchase payments	31,374	75	202,035	75	42,395
Net transfers(1)	42,311	—	(125,363)	—	191,232
Transfers for policy loans	(6,522)	—	(38,089)	—	(1,512)
Policy charges	(14,526)	—	(128,711)	—	(27,449)
Contract terminations:
Surrender benefits	(29,700)	—	(262,266)	—	(9,870)
Death benefits	—	—	—	—	(27,855)

Increase (decrease) from contract transactions	22,937	75	(352,394)	75	166,941

Net assets at beginning of year	397,525	—	3,425,335	—	688,958

Net assets at end of year	$478,813	$77	$3,545,993	$77	$964,565

Accumulation unit activity

Units outstanding at beginning of year	294,708	—	1,788,625	—	478,870
Contract purchase payments	21,685	—	98,104	—	27,562
Net transfers(1)	28,041	—	(52,848)	—	121,530
Transfers for policy loans	(4,578)	—	(19,501)	—	(908)
Policy charges	(10,066)	—	(62,591)	—	(17,706)
Contract terminations:
Surrender benefits	(20,402)	—	(131,227)	—	(6,353)
Death benefits	—	—	—	—	(18,435)

Units outstanding at end of year	309,388	—	1,620,562	—	584,560

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  37

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Intl Opp,	Intl Opp,	Lg Cap Gro,	Lg Cap Gro,	Lg Core Quan,
Period ended Dec. 31, 2012 (continued)	Cl 2(2)	Cl 3	Cl 2(2)	Cl 3	Cl 2(2)

Operations

Investment income (loss) — net	$—	$44,751	$—	$(13,161)	$—
Net realized gain (loss) on sales of investments	—	172,656	—	65,616	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3	805,511	—	217,461	—

Net increase (decrease) in net assets resulting from operations	3	1,022,918	—	269,916	—

Contract transactions

Contract purchase payments	75	452,655	10	133,711	10
Net transfers(1)	—	(376,266)	—	(166,610)	—
Transfers for policy loans	—	(49,178)	—	(19,259)	—
Policy charges	—	(403,473)	—	(59,493)	—
Contract terminations:
Surrender benefits	—	(418,065)	—	(102,264)	—
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	75	(794,327)	10	(213,915)	10

Net assets at beginning of year	—	6,545,484	—	1,481,519	—

Net assets at end of year	$78	$6,774,075	$10	$1,537,520	$10

Accumulation unit activity

Units outstanding at beginning of year	—	8,829,202	—	2,359,586	—
Contract purchase payments	—	562,392	—	190,257	—
Net transfers(1)	—	(506,406)	—	(325,951)	—
Transfers for policy loans	—	(62,436)	—	(28,101)	—
Policy charges	—	(507,188)	—	(81,209)	—
Contract terminations:
Surrender benefits	—	(521,687)	—	(144,084)	—
Death benefits	—	—	—	—	—

Units outstanding at end of year	—	7,793,877	—	1,970,498	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 38  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

	Col VP Lg	Col VP Limited	Col VP Marsico	Col VP Mid	Col VP Mid
	Core Quan,	Duration Cr,	Intl Opp,	Cap Gro Opp,	Cap Gro Opp,
Period ended Dec. 31, 2012 (continued)	Cl 3	Cl 2(2)	Cl 2(2)	Cl 2(2)	Cl 3

Operations

Investment income (loss) — net	$(178,574)	$—	$1	$—	$(4,133)
Net realized gain (loss) on sales of investments	321,838	—	—	—	15,658
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,300,947	—	3	—	40,118

Net increase (decrease) in net assets resulting from operations	2,444,211	—	4	—	51,643

Contract transactions

Contract purchase payments	1,676,676	75	75	10	62,319
Net transfers(1)	(576,595)	—	—	—	(81,334)
Transfers for policy loans	(132,388)	—	—	—	(4,901)
Policy charges	(1,522,485)	—	—	—	(20,304)
Contract terminations:
Surrender benefits	(1,408,496)	—	—	—	(26,596)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(1,963,288)	75	75	10	(70,816)

Net assets at beginning of year	19,342,554	—	—	—	518,672

Net assets at end of year	$19,823,477	$75	$79	$10	$499,499

Accumulation unit activity

Units outstanding at beginning of year	24,533,681	—	—	—	362,969
Contract purchase payments	1,916,783	—	—	—	40,400
Net transfers(1)	(1,091,257)	—	—	—	(60,577)
Transfers for policy loans	(144,801)	—	—	—	(3,122)
Policy charges	(1,763,939)	—	—	—	(13,150)
Contract terminations:
Surrender benefits	(1,569,925)	—	—	—	(16,690)
Death benefits	—	—	—	—	—

Units outstanding at end of year	21,880,542	—	—	—	309,830

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  39

Statements of Changes in Net Assets

	Col VP Mid	Col VP Mid	Col VP	Col VP Select	Col VP Select
	Cap Val Opp,	Cap Val Opp,	S&P 500,	Lg Cap Val,	Lg Cap Val,
Period ended Dec. 31, 2012 (continued)	Cl 2(2)	Cl 3	Cl 3	Cl 2(2)	Cl 3

Operations

Investment income (loss) — net	$—	$(2,592)	$(40,038)	$—	$(1,187)
Net realized gain (loss) on sales of investments	—	3,580	230,035	—	11,487
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	—	43,701	458,271	—	13,090

Net increase (decrease) in net assets resulting from operations	—	44,689	648,268	—	23,390

Contract transactions

Contract purchase payments	10	34,685	370,666	10	5,633
Net transfers(1)	—	42,546	17,378	—	(22,305)
Transfers for policy loans	—	(786)	(19,827)	—	(3,178)
Policy charges	—	(10,561)	(189,923)	—	(2,601)
Contract terminations:
Surrender benefits	—	(6,242)	(601,832)	—	(3,751)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	10	59,642	(423,538)	10	(26,202)

Net assets at beginning of year	—	222,628	4,413,830	—	148,969

Net assets at end of year	$10	$326,959	$4,638,560	$10	$146,157

Accumulation unit activity

Units outstanding at beginning of year	—	229,669	4,344,550	—	156,855
Contract purchase payments	—	33,090	321,606	—	5,378
Net transfers(1)	—	34,782	(190,151)	—	(43,364)
Transfers for policy loans	—	(901)	(20,578)	—	(3,387)
Policy charges	—	(9,883)	(165,711)	—	(2,491)
Contract terminations:
Surrender benefits	—	(5,349)	(422,385)	—	(3,540)
Death benefits	—	—	—	—	—

Units outstanding at end of year	—	281,408	3,867,331	—	109,451

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 40  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

	Col VP Select	Col VP Select	Col VP US	Col VP US	Col VP
	Sm Cap Val,	Sm Cap Val,	Govt Mtge,	Govt Mtge,	Strategic Inc,
Period ended Dec. 31, 2012 (continued)	Cl 2(2)	Cl 3	Cl 2(2)	Cl 3	Cl 2(2)

Operations

Investment income (loss) — net	$—	$(7,012)	$—	$2,727	$—
Net realized gain (loss) on sales of investments	—	5,108	—	20,564	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	—	128,099	—	(255)	1

Net increase (decrease) in net assets resulting from operations	—	126,195	—	23,036	1

Contract transactions

Contract purchase payments	10	68,118	75	187,706	75
Net transfers(1)	—	(97,554)	—	(272,485)	—
Transfers for policy loans	—	(3,261)	—	(9,443)	—
Policy charges	—	(30,575)	—	(154,254)	—
Contract terminations:
Surrender benefits	—	(115,636)	—	(315,670)	—
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	10	(178,908)	75	(564,146)	75

Net assets at beginning of year	—	851,703	—	3,330,921	—

Net assets at end of year	$10	$798,990	$75	$2,789,811	$76

Accumulation unit activity

Units outstanding at beginning of year	—	623,014	—	2,689,903	—
Contract purchase payments	—	44,956	—	151,012	—
Net transfers(1)	—	(74,392)	—	(199,218)	—
Transfers for policy loans	—	(3,620)	—	(8,040)	—
Policy charges	—	(19,992)	—	(125,086)	—
Contract terminations:
Surrender benefits	—	(80,656)	—	(252,690)	—
Death benefits	—	—	—	—	—

Units outstanding at end of year	—	489,310	—	2,255,881	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  41

Statements of Changes in Net Assets

	CS	DWS Alt Asset	EV VT	Fid VIP	Fid VIP
	Commodity	Alloc VIP,	Floating-Rate	Contrafund,	Gro & Inc,
Period ended Dec. 31, 2012 (continued)	Return	Cl B(2)	Inc	Serv Cl 2	Serv Cl

Operations

Investment income (loss) — net	$(6,379)	$—	$31,005	$7,487	$46,361
Net realized gain (loss) on sales of investments	(53,161)	—	2,981	77,100	108,860
Distributions from capital gains	—	—	9,960	—	1,708
Net change in unrealized appreciation or depreciation of investments	36,412	1	12,538	309,819	453,658

Net increase (decrease) in net assets resulting from operations	(23,128)	1	56,484	394,406	610,587

Contract transactions

Contract purchase payments	65,958	75	66,562	232,122	265,617
Net transfers(1)	(67,565)	—	123,662	(97,466)	(353,198)
Transfers for policy loans	(13,112)	—	(13,297)	(12,273)	(107,971)
Policy charges	(25,153)	—	(31,015)	(102,288)	(170,754)
Contract terminations:
Surrender benefits	(24,301)	—	(26,679)	(175,256)	(413,445)
Death benefits	(20,995)	—	—	(25,985)	—

Increase (decrease) from contract transactions	(85,168)	75	119,233	(181,146)	(779,751)

Net assets at beginning of year	801,426	—	855,400	2,654,786	3,775,014

Net assets at end of year	$693,130	$76	$1,031,117	$2,868,046	$3,605,850

Accumulation unit activity

Units outstanding at beginning of year	890,135	—	741,076	2,784,525	3,395,564
Contract purchase payments	74,345	—	56,048	218,961	209,188
Net transfers(1)	(94,742)	—	88,175	(179,829)	(483,349)
Transfers for policy loans	(15,274)	—	(10,621)	(10,935)	(84,704)
Policy charges	(27,896)	—	(26,139)	(97,325)	(135,439)
Contract terminations:
Surrender benefits	(26,665)	—	(22,581)	(154,336)	(313,063)
Death benefits	(24,823)	—	—	(25,685)	—

Units outstanding at end of year	775,080	—	825,958	2,535,376	2,588,197

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 42  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,	Overseas,
Year ended Dec. 31, 2012 (continued)	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2

Operations

Investment income (loss) — net	$16,654	$(19,057)	$(18,161)	$12,568	$6,473
Net realized gain (loss) on sales of investments	15,171	357,661	43,081	(86,698)	(13,659)
Distributions from capital gains	714	458,728	287,060	4,293	2,635
Net change in unrealized appreciation or depreciation of investments	194,023	8,623	136,160	308,877	134,836

Net increase (decrease) in net assets resulting from operations	226,562	805,955	448,140	239,040	130,285

Contract transactions

Contract purchase payments	131,944	328,063	366,141	95,434	94,936
Net transfers(1)	(45,033)	(438,720)	(210,482)	(160,441)	(44,785)
Transfers for policy loans	(5,653)	(65,112)	(17,954)	(27,871)	1,225
Policy charges	(47,310)	(264,217)	(125,125)	(50,591)	(18,898)
Contract terminations:
Surrender benefits	(75,653)	(774,725)	(232,574)	(160,243)	(32,695)
Death benefits	(2,643)	(24,240)	(2,604)	—	—

Increase (decrease) from contract transactions	(44,348)	(1,238,951)	(222,598)	(303,712)	(217)

Net assets at beginning of year	1,315,402	6,241,525	3,375,116	1,375,086	682,380

Net assets at end of year	$1,497,616	$5,808,529	$3,600,658	$1,310,414	$812,448

Accumulation unit activity

Units outstanding at beginning of year	1,077,485	3,088,650	1,661,524	1,373,280	494,904
Contract purchase payments	97,514	152,043	165,790	83,743	62,928
Net transfers(1)	(31,282)	(93,892)	(92,681)	(205,367)	(30,486)
Transfers for policy loans	(4,177)	(29,326)	(7,977)	(27,171)	841
Policy charges	(34,914)	(121,301)	(56,665)	(44,877)	(12,482)
Contract terminations:
Surrender benefits	(55,913)	(362,356)	(107,557)	(141,969)	(21,763)
Death benefits	(1,844)	(10,552)	(1,157)	—	—

Units outstanding at end of year	1,046,869	2,623,266	1,561,277	1,037,639	493,942

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  43

Statements of Changes in Net Assets

	FTVIPT Frank	FTVIPT Frank	FTVIPT Mutual	GS VIT	GS VIT Structd
	Global Real Est,	Sm Cap Val,	Shares Sec,	Mid Cap Val,	Sm Cap Eq,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Inst	Inst

Operations

Investment income (loss) — net	$(21,500)	$(1,455)	$17,079	$15,421	$749
Net realized gain (loss) on sales of investments	(202,739)	45,971	62	52,351	28,539
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	800,763	278,646	170,485	740,944	16,776

Net increase (decrease) in net assets resulting from operations	576,524	323,162	187,626	808,716	46,064

Contract transactions

Contract purchase payments	228,676	154,033	164,620	404,591	22,407
Net transfers(1)	(22,873)	(154,862)	(105,334)	(364,760)	(24,958)
Transfers for policy loans	(1,974)	(9,888)	(26,027)	(50,173)	(413)
Policy charges	(104,055)	(74,899)	(45,534)	(185,274)	(14,341)
Contract terminations:
Surrender benefits	(247,745)	(157,509)	(132,816)	(505,574)	(204,296)
Death benefits	(2,458)	(72)	—	(2,727)	(71)

Increase (decrease) from contract transactions	(150,429)	(243,197)	(145,091)	(703,917)	(221,672)

Net assets at beginning of year	2,250,966	2,008,133	1,494,943	4,964,883	519,263

Net assets at end of year	$2,677,061	$2,088,098	$1,537,478	$5,069,682	$343,655

Accumulation unit activity

Units outstanding at beginning of year	1,381,868	937,397	1,081,206	2,316,123	339,195
Contract purchase payments	123,684	66,912	110,723	170,754	12,730
Net transfers(1)	(5,643)	(54,040)	(72,058)	(112,433)	(21,936)
Transfers for policy loans	(1,417)	(4,250)	(17,222)	(22,088)	(157)
Policy charges	(56,234)	(32,738)	(30,628)	(79,132)	(8,212)
Contract terminations:
Surrender benefits	(134,802)	(73,983)	(91,228)	(216,786)	(131,691)
Death benefits	(1,247)	(31)	—	(1,070)	(45)

Units outstanding at end of year	1,306,209	839,267	980,793	2,055,368	189,884

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 44  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

	GS VIT Structd	Invesco	Invesco	Invesco	Invesco
	U.S. Eq,	VI Core Eq,	VI Div Divd,	VI Intl Gro,	VI Tech,
Year ended Dec. 31, 2012 (continued)	Inst	Ser I	Ser I	Ser II	Ser I

Operations

Investment income (loss) — net	$17,805	$8,743	$3,313	$4,703	$(2,753)
Net realized gain (loss) on sales of investments	15,301	279,285	728	29,409	15,280
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	198,948	1,004,763	48,139	87,312	18,121

Net increase (decrease) in net assets resulting from operations	232,054	1,292,791	52,180	121,424	30,648

Contract transactions

Contract purchase payments	139,582	676,027	26,714	56,542	37,889
Net transfers(1)	(77,453)	(407,792)	(59,742)	(13,117)	10,541
Transfers for policy loans	(31,965)	(75,526)	387	(7,691)	(5,268)
Policy charges	(74,456)	(608,196)	(19,474)	(29,404)	(23,037)
Contract terminations:
Surrender benefits	(129,829)	(717,378)	(8,143)	(64,554)	(26,097)
Death benefits	—	—	—	(24,277)	—

Increase (decrease) from contract transactions	(174,121)	(1,132,865)	(60,258)	(82,501)	(5,972)

Net assets at beginning of year	1,750,189	10,471,380	336,674	889,166	301,203

Net assets at end of year	$1,808,122	$10,631,306	$328,596	$928,089	$325,879

Accumulation unit activity

Units outstanding at beginning of year	1,748,477	5,706,906	366,912	909,808	210,123
Contract purchase payments	130,798	342,048	26,662	56,249	24,305
Net transfers(1)	(106,294)	(174,630)	(61,901)	(53,860)	4,839
Transfers for policy loans	(25,897)	(37,840)	393	(8,244)	(3,363)
Policy charges	(66,409)	(305,804)	(19,317)	(27,839)	(14,682)
Contract terminations:
Surrender benefits	(119,618)	(366,333)	(8,570)	(48,409)	(13,760)
Death benefits	—	—	—	(26,882)	—

Units outstanding at end of year	1,561,057	5,164,347	304,179	800,823	207,462

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  45

Statements of Changes in Net Assets

	Invesco	Invesco	Invesco	Invesco VI	Invesco VI
	VI Am Fran,	VI Am Fran,	VI Comstock,	Mid Cap Gro,	Mid Cap Gro,
Period ended Dec. 31, 2012 (continued)	Ser I(2)	Ser II(2)	Ser II	Ser I(2)	Ser II(2)

Operations

Investment income (loss) — net	$(1,882)	$(2,778)	$1,648	$(1,592)	$(1,579)
Net realized gain (loss) on sales of investments	(15,572)	(1,756)	4,855	(2,903)	(5,556)
Distributions from capital gains	—	—	—	99	82
Net change in unrealized appreciation or depreciation of investments	(5,355)	(11,196)	33,199	(4,258)	(260)

Net increase (decrease) in net assets resulting from operations	(22,809)	(15,730)	39,702	(8,654)	(7,313)

Contract transactions

Contract purchase payments	17,517	39,092	15,242	16,767	16,967
Net transfers(1)	550,797	461,610	(11,525)	327,354	261,526
Transfers for policy loans	(6,439)	(1,723)	1,393	504	(4,299)
Policy charges	(13,210)	(8,699)	(7,043)	(10,123)	(4,237)
Contract terminations:
Surrender benefits	(136,457)	(6,054)	(3,379)	(6,517)	(3,620)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	412,208	484,226	(5,312)	327,985	266,337

Net assets at beginning of year	—	—	220,089	—	—

Net assets at end of year	$389,399	$468,496	$254,479	$319,331	$259,024

Accumulation unit activity

Units outstanding at beginning of year	—	—	263,108	—	—
Contract purchase payments	18,543	41,509	16,840	17,728	18,050
Net transfers(1)	553,128	460,217	(19,364)	326,186	260,107
Transfers for policy loans	(6,999)	(1,832)	1,586	546	(4,633)
Policy charges	(13,950)	(9,197)	(7,586)	(10,711)	(4,492)
Contract terminations:
Surrender benefits	(149,559)	(6,340)	(3,477)	(6,920)	(3,839)
Death benefits	—	—	—	—	—

Units outstanding at end of year	401,163	484,357	251,107	326,829	265,193

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 46  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Enterprise,	Global Tech,	Janus,	Gbl Alloc Mod,	Overseas,
Period ended Dec. 31, 2012 (continued)	Serv	Serv	Serv	Serv(2)	Serv

Operations

Investment income (loss) — net	$(3,035)	$(9,650)	$(2,246)	$1	$(7,247)
Net realized gain (loss) on sales of investments	32,507	110,815	27,618	—	(119,451)
Distributions from capital gains	—	—	8,356	—	375,981
Net change in unrealized appreciation or depreciation of investments	39,907	95,385	52,039	—	143,955

Net increase (decrease) in net assets resulting from operations	69,379	196,550	85,767	1	393,238

Contract transactions

Contract purchase payments	24,367	90,366	40,345	76	258,851
Net transfers(1)	(21,498)	(144,718)	(111,046)	—	(398,165)
Transfers for policy loans	353	(4,529)	1,299	—	(47,559)
Policy charges	(15,829)	(46,187)	(23,893)	—	(119,087)
Contract terminations:
Surrender benefits	(33,771)	(241,666)	(10,538)	—	(258,094)
Death benefits	—	—	—	—	(66)

Increase (decrease) from contract transactions	(46,378)	(346,734)	(103,833)	76	(564,120)

Net assets at beginning of year	441,646	1,198,235	511,935	—	3,516,794

Net assets at end of year	$464,647	$1,048,051	$493,869	$77	$3,345,912

Accumulation unit activity

Units outstanding at beginning of year	394,770	1,829,129	567,384	—	2,494,537
Contract purchase payments	19,270	120,022	39,921	—	172,938
Net transfers(1)	(52,503)	(305,321)	(127,644)	—	(290,716)
Transfers for policy loans	475	(8,991)	1,378	—	(32,975)
Policy charges	(13,169)	(58,593)	(23,511)	—	(79,648)
Contract terminations:
Surrender benefits	(26,524)	(316,839)	(9,924)	—	(178,013)
Death benefits	—	—	—	—	(44)

Units outstanding at end of year	322,319	1,259,407	447,604	—	2,086,079

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  47

Statements of Changes in Net Assets

	MFS Inv	MFS	MFS	MS UIF	MS UIF
	Gro Stock,	New Dis,	Utilities,	Global Real Est,	Mid Cap Gro,
Year ended Dec. 31, 2012 (continued)	Serv Cl	Serv Cl	Serv Cl	Cl II	Cl II

Operations

Investment income (loss) — net	$(11,127)	$(12,082)	$72,936	$(777)	$(2,384)
Net realized gain (loss) on sales of investments	103,344	32,643	20,129	2,581	(821)
Distributions from capital gains	93,467	145,895	—	—	35,147
Net change in unrealized appreciation or depreciation of investments	90,248	103,208	60,726	56,431	(13,238)

Net increase (decrease) in net assets resulting from operations	275,932	269,664	153,791	58,235	18,704

Contract transactions

Contract purchase payments	106,510	75,410	121,138	23,403	21,948
Net transfers(1)	(149,799)	1,664	(77,337)	20,008	(5,335)
Transfers for policy loans	(16,362)	(17,183)	(22,724)	(4,695)	(947)
Policy charges	(69,633)	(56,193)	(61,609)	(9,720)	(15,253)
Contract terminations:
Surrender benefits	(87,856)	(98,911)	(24,260)	(1,657)	(32,449)
Death benefits	—	(26,671)	—	—	—

Increase (decrease) from contract transactions	(217,140)	(121,884)	(64,792)	27,339	(32,036)

Net assets at beginning of year	1,848,180	1,385,822	1,297,784	192,529	272,344

Net assets at end of year	$1,906,972	$1,533,602	$1,386,783	$278,103	$259,012

Accumulation unit activity

Units outstanding at beginning of year	2,108,059	1,084,025	502,054	250,069	244,277
Contract purchase payments	114,868	49,953	44,772	27,032	18,409
Net transfers(1)	(226,181)	(54,812)	(15,113)	21,460	(13,796)
Transfers for policy loans	(14,334)	(7,996)	(8,224)	(4,967)	(813)
Policy charges	(73,699)	(37,132)	(22,977)	(11,367)	(12,546)
Contract terminations:
Surrender benefits	(75,475)	(68,280)	(9,587)	(1,750)	(29,106)
Death benefits	—	(20,002)	—	—	—

Units outstanding at end of year	1,833,238	945,756	490,925	280,477	206,425

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 48  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

	NB AMT	Oppen	Oppen Global	Oppen Main St	PIMCO
	Soc Responsive,	Global VA,	Strategic Inc VA,	Sm Cap VA,	VIT All Asset,
Period ended Dec. 31, 2012 (continued)	Cl S(2)	Serv	Srv	Serv	Advisor Cl

Operations

Investment income (loss) — net	$—	$6,793	$143,138	$(1,904)	$135,513
Net realized gain (loss) on sales of investments	—	4,961	31,972	17,692	7,538
Distributions from capital gains	—	—	32,608	—	—
Net change in unrealized appreciation or depreciation of investments	1	88,136	136,043	33,807	279,503

Net increase (decrease) in net assets resulting from operations	1	99,890	343,761	49,595	422,554

Contract transactions

Contract purchase payments	75	73,393	177,062	66,933	210,868
Net transfers(1)	—	(78,874)	9,517	(25,169)	307,351
Transfers for policy loans	—	(1,730)	(29,187)	575	(71,103)
Policy charges	—	(13,312)	(101,393)	(9,549)	(137,991)
Contract terminations:
Surrender benefits	—	(31,241)	(151,977)	(27,759)	(122,592)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	75	(51,764)	(95,978)	5,031	186,533

Net assets at beginning of year	—	546,595	2,888,296	302,710	2,964,930

Net assets at end of year	$76	$594,721	$3,136,079	$357,336	$3,574,017

Accumulation unit activity

Units outstanding at beginning of year	—	565,938	2,251,150	309,421	2,444,643
Contract purchase payments	—	71,707	129,943	62,678	163,021
Net transfers(1)	—	(88,462)	(2,287)	(25,684)	226,023
Transfers for policy loans	—	(1,605)	(20,985)	270	(55,963)
Policy charges	—	(12,695)	(74,333)	(8,818)	(105,873)
Contract terminations:
Surrender benefits	—	(24,753)	(111,260)	(26,221)	(93,743)
Death benefits	—	—	—	—	—

Units outstanding at end of year	—	510,130	2,172,228	311,646	2,578,108

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  49

Statements of Changes in Net Assets

	PIMCO VIT	Put VT Global	Put VT	Put VT	Put VT
	Glb Multi-Asset,	Hlth Care,	Hi Yield,	Intl Eq,	Multi-Cap Gro,
Period ended Dec. 31, 2012 (continued)	Advisor Cl(2)	Cl IB	Cl IB	Cl IB	Cl IA

Operations

Investment income (loss) — net	$1	$611	$46,541	$1,421	$(26,270)
Net realized gain (loss) on sales of investments	—	646	(4,834)	(2,716)	(30,240)
Distributions from capital gains	—	20,084	—	—	—
Net change in unrealized appreciation or depreciation of investments	1	31,407	49,440	20,928	1,071,469

Net increase (decrease) in net assets resulting from operations	2	52,748	91,147	19,633	1,014,959

Contract transactions

Contract purchase payments	75	25,003	29,530	8,034	485,913
Net transfers(1)	—	73,860	(7,242)	(10,920)	(197,519)
Transfers for policy loans	—	(2,775)	(9,461)	(76)	(50,611)
Policy charges	—	(14,753)	(25,021)	(2,986)	(397,959)
Contract terminations:
Surrender benefits	—	(9,342)	(66,417)	(2,603)	(388,922)
Death benefits	—	—	(26,976)	—	—

Increase (decrease) from contract transactions	75	71,993	(105,587)	(8,551)	(549,098)

Net assets at beginning of year	—	215,226	675,708	99,217	6,457,516

Net assets at end of year	$77	$339,967	$661,268	$110,299	$6,923,377

Accumulation unit activity

Units outstanding at beginning of year	—	163,159	360,959	79,538	4,641,503
Contract purchase payments	—	16,892	14,563	5,849	312,676
Net transfers(1)	—	51,200	1,378	(8,055)	(134,220)
Transfers for policy loans	—	(1,827)	(4,550)	(50)	(32,527)
Policy charges	—	(9,952)	(12,340)	(2,179)	(256,137)
Contract terminations:
Surrender benefits	—	(6,575)	(36,444)	(1,949)	(250,714)
Death benefits	—	—	(13,066)	—	—

Units outstanding at end of year	—	212,897	310,500	73,154	4,280,581

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 50  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

	Put VT	Royce	Third	VP	VP
	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Year ended Dec. 31, 2012 (continued)	Cl IB	Invest Cl	Val	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(1,284)	$(25,136)	$2,939	$(33,291)	$(128,001)
Net realized gain (loss) on sales of investments	6,000	88,096	(262,473)	38,293	343,256
Distributions from capital gains	—	64,516	—	—	—
Net change in unrealized appreciation or depreciation of investments	43,965	79,305	885,174	428,320	1,516,400

Net increase (decrease) in net assets resulting from operations	48,681	206,781	625,640	433,322	1,731,655

Contract transactions

Contract purchase payments	22,385	175,005	190,279	782,933	1,492,815
Net transfers(1)	41,436	(232,275)	(145,185)	256,604	(210,655)
Transfers for policy loans	(956)	(47,916)	(30,159)	(29,608)	(327,394)
Policy charges	(14,838)	(140,423)	(106,083)	(118,540)	(416,539)
Contract terminations:
Surrender benefits	(36,730)	(333,675)	(242,670)	(88,902)	(1,133,878)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	11,297	(579,284)	(333,818)	802,487	(595,651)

Net assets at beginning of year	297,816	3,309,224	2,508,104	3,041,246	14,072,219

Net assets at end of year	$357,794	$2,936,721	$2,799,926	$4,277,055	$15,208,223

Accumulation unit activity

Units outstanding at beginning of year	279,028	1,366,868	1,615,288	2,822,045	13,032,708
Contract purchase payments	18,770	71,298	108,445	674,714	1,283,811
Net transfers(1)	35,823	(24,428)	(50,502)	225,303	(190,583)
Transfers for policy loans	(779)	(19,047)	(17,538)	(25,144)	(287,050)
Policy charges	(12,447)	(56,548)	(60,014)	(101,864)	(357,869)
Contract terminations:
Surrender benefits	(31,478)	(139,203)	(138,925)	(75,406)	(986,814)
Death benefits	—	—	—	—	—

Units outstanding at end of year	288,917	1,198,940	1,456,754	3,519,648	12,494,203

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  51

Statements of Changes in Net Assets

	VP AC	VP AC	VP BR Gl	VP BR Gl	VP Col
	Div Bond,	Gro,	Infl Prot Sec,	Infl Prot Sec,	Wanger Intl Eq,
Period ended Dec. 31, 2012 (continued)	Cl 2(2)	Cl 2(2)	Cl 2(2)	Cl 3	Cl 2(2)

Operations

Investment income (loss) — net	$—	$—	$—	$42,549	$—
Net realized gain (loss) on sales of investments	—	—	—	348	—
Distributions from capital gains	—	—	—	14,790	—
Net change in unrealized appreciation or depreciation of investments	—	—	1	(3,142)	3

Net increase (decrease) in net assets resulting from operations	—	—	1	54,545	3

Contract transactions

Contract purchase payments	75	10	75	80,013	75
Net transfers(1)	—	—	—	(97,939)	—
Transfers for policy loans	—	—	—	(23,583)	—
Policy charges	—	—	—	(39,172)	—
Contract terminations:
Surrender benefits	—	—	—	(50,272)	—
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	75	10	75	(130,953)	75

Net assets at beginning of year	—	—	—	1,204,964	—

Net assets at end of year	$75	$10	$76	$1,128,556	$78

Accumulation unit activity

Units outstanding at beginning of year	—	—	—	931,505	—
Contract purchase payments	—	—	—	60,190	—
Net transfers(1)	—	—	—	(72,898)	—
Transfers for policy loans	—	—	—	(17,993)	—
Policy charges	—	—	—	(29,607)	—
Contract terminations:
Surrender benefits	—	—	—	(37,854)	—
Death benefits	—	—	—	—	—

Units outstanding at end of year	—	—	—	833,343	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 52  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

	VP Col	VP	VP	VP DFA	VP EV
	Wanger US Eq,	Conserv,	Conserv,	Intl Val,	Floating Rate
Period ended Dec. 31, 2012 (continued)	Cl 2(2)	Cl 2	Cl 4	Cl 2(2)	Inc, Cl 2(2)

Operations

Investment income (loss) — net	$—	$(6,254)	$(19,749)	$—	$—
Net realized gain (loss) on sales of investments	—	5,859	46,294	—	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	—	41,898	116,134	5	—

Net increase (decrease) in net assets resulting from operations	—	41,503	142,679	5	—

Contract transactions

Contract purchase payments	10	142,200	277,655	75	75
Net transfers(1)	—	272,261	873,992	—	—
Transfers for policy loans	—	(3,635)	(2,627)	—	—
Policy charges	—	(76,464)	(111,762)	—	—
Contract terminations:
Surrender benefits	—	(19,569)	(266,146)	—	—
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	10	314,793	771,112	75	75

Net assets at beginning of year	—	561,663	2,187,437	—	—

Net assets at end of year	$10	$917,959	$3,101,228	$80	$75

Accumulation unit activity

Units outstanding at beginning of year	—	524,939	2,043,791	—	—
Contract purchase payments	—	127,776	250,596	—	—
Net transfers(1)	—	243,340	772,395	—	—
Transfers for policy loans	—	(3,319)	(2,308)	—	—
Policy charges	—	(68,755)	(100,577)	—	—
Contract terminations:
Surrender benefits	—	(17,536)	(237,148)	—	—
Death benefits	—	—	—	—	—

Units outstanding at end of year	—	806,445	2,726,749	—	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  53

Statements of Changes in Net Assets

	VP Invesco	VP JPM	VP Jennison	VP Holl	VP MFS
	Intl Gro,	Core Bond,	Mid Cap Gro,	Lg Cap Gro,	Val,
Period ended Dec. 31, 2012 (continued)	Cl 2(2)	Cl 2(2)	Cl 2(2)	Cl 2(2)	Cl 2(2)

Operations

Investment income (loss) — net	$—	$—	$—	$—	$—
Net realized gain (loss) on sales of investments	—	—	—	—	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3	—	—	—	—

Net increase (decrease) in net assets resulting from operations	3	—	—	—	—

Contract transactions

Contract purchase payments	75	75	10	10	10
Net transfers(1)	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Policy charges	—	—	—	—	—
Contract terminations:
Surrender benefits	—	—	—	—	—
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	75	75	10	10	10

Net assets at beginning of year	—	—	—	—	—

Net assets at end of year	$78	$75	$10	$10	$10

Accumulation unit activity

Units outstanding at beginning of year	—	—	—	—	—
Contract purchase payments	—	—	—	—	—
Net transfers(1)	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Policy charges	—	—	—	—	—
Contract terminations:
Surrender benefits	—	—	—	—	—
Death benefits	—	—	—	—	—

Units outstanding at end of year	—	—	—	—	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 54  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

	VP	VP	VP Mod	VP Mod	VP Mod
	Mod,	Mod,	Aggr,	Aggr,	Conserv,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

Operations

Investment income (loss) — net	$(108,495)	$(347,710)	$(88,452)	$(392,155)	$(18,357)
Net realized gain (loss) on sales of investments	124,203	837,960	85,248	763,633	16,962
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,091,994	3,232,940	1,002,228	4,484,373	155,231

Net increase (decrease) in net assets resulting from operations	1,107,702	3,723,190	999,024	4,855,851	153,836

Contract transactions

Contract purchase payments	2,310,767	3,471,191	2,240,560	4,817,798	211,069
Net transfers(1)	3,056,916	(699,796)	2,063,043	(1,895,183)	674,630
Transfers for policy loans	(97,295)	(299,066)	(66,389)	(330,898)	(46,535)
Policy charges	(520,386)	(1,762,757)	(386,765)	(1,360,077)	(135,364)
Contract terminations:
Surrender benefits	(728,050)	(2,100,985)	(207,534)	(1,309,837)	(41,190)
Death benefits	—	—	(9,551)	—	—

Increase (decrease) from contract transactions	4,021,952	(1,391,413)	3,633,364	(78,197)	662,610

Net assets at beginning of year	10,066,933	38,078,395	7,627,795	42,915,825	1,694,682

Net assets at end of year	$15,196,587	$40,410,172	$12,260,183	$47,693,479	$2,511,128

Accumulation unit activity

Units outstanding at beginning of year	9,257,795	34,978,833	7,020,035	39,406,279	1,567,591
Contract purchase payments	2,005,053	3,008,455	1,925,346	4,143,966	186,287
Net transfers(1)	2,609,636	(604,380)	1,763,203	(1,633,055)	596,171
Transfers for policy loans	(83,575)	(261,447)	(55,283)	(282,831)	(40,362)
Policy charges	(450,982)	(1,527,053)	(332,455)	(1,168,010)	(119,414)
Contract terminations:
Surrender benefits	(629,405)	(1,828,063)	(175,445)	(1,122,012)	(36,091)
Death benefits	—	—	(8,416)	—	—

Units outstanding at end of year	12,708,522	33,766,345	10,136,985	39,344,337	2,154,182

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  55

Statements of Changes in Net Assets

				VP Nuveen
	VP Mod	VP MS	VP NFJ	Winslow	VP Ptnrs
	Conserv,	Global Real Est,	Divd Val,	Lg Cap Gro,	Sm Cap Gro,
Period ended Dec. 31, 2012 (continued)	Cl 4	Cl 2(2)	Cl 2(2)	Cl 2(2)	Cl 2(2)

Operations

Investment income (loss) — net	$(58,396)	$—	$—	$—	$—
Net realized gain (loss) on sales of investments	187,706	—	—	—	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	379,333	4	—	—	—

Net increase (decrease) in net assets resulting from operations	508,643	4	—	—	—

Contract transactions

Contract purchase payments	489,947	75	10	10	10
Net transfers(1)	(311,466)	—	—	—	—
Transfers for policy loans	(35,711)	—	—	—	—
Policy charges	(417,715)	—	—	—	—
Contract terminations:
Surrender benefits	(342,125)	—	—	—	—
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(617,070)	75	10	10	10

Net assets at beginning of year	6,712,845	—	—	—	—

Net assets at end of year	$6,604,418	$79	$10	$10	$10

Accumulation unit activity

Units outstanding at beginning of year	6,197,245	—	—	—	—
Contract purchase payments	432,181	—	—	—	—
Net transfers(1)	(280,998)	—	—	—	—
Transfers for policy loans	(30,613)	—	—	—	—
Policy charges	(367,499)	—	—	—	—
Contract terminations:
Surrender benefits	(300,239)	—	—	—	—
Death benefits	—	—	—	—	—

Units outstanding at end of year	5,650,077	—	—	—	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 56  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

			VP PIMCO	VP
	VP Ptnrs	VP Ptnrs	Mortgage	Pyramis	VP Sit
	Sm Cap Val,	Sm Cap Val,	Backed Sec,	Intl Eq,	Divd Gro,
Period ended Dec. 31, 2012 (continued)	Cl 2(2)	Cl 3	Cl 2(2)	Cl 2(2)	Cl 2(2)

Operations

Investment income (loss) — net	$—	$(5,312)	$—	$—	$—
Net realized gain (loss) on sales of investments	—	32,135	—	—	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	—	42,855	—	4	—

Net increase (decrease) in net assets resulting from operations	—	69,678	—	4	—

Contract transactions

Contract purchase payments	10	60,139	75	75	10
Net transfers(1)	—	(79,951)	—	—	—
Transfers for policy loans	—	(5,125)	—	—	—
Policy charges	—	(21,950)	—	—	—
Contract terminations:
Surrender benefits	—	(22,169)	—	—	—
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	10	(69,056)	75	75	10

Net assets at beginning of year	—	606,455	—	—	—

Net assets at end of year	$10	$607,077	$75	$79	$10

Accumulation unit activity

Units outstanding at beginning of year	—	343,700	—	—	—
Contract purchase payments	—	32,088	—	—	—
Net transfers(1)	—	(43,614)	—	—	—
Transfers for policy loans	—	(2,742)	—	—	—
Policy charges	—	(11,687)	—	—	—
Contract terminations:
Surrender benefits	—	(11,848)	—	—	—
Death benefits	—	—	—	—	—

Units outstanding at end of year	—	305,897	—	—	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  57

Statements of Changes in Net Assets

	VP Sit	VP Vty	VP Vty	VP WF Short
	Divd Gro,	Estb Val,	Estb Val,	Duration Govt,	Wanger
Period ended Dec. 31, 2012 (continued)	Cl 3	Cl 2(2)	Cl 3	Cl 2(2)	Intl

Operations

Investment income (loss) — net	$(3,474)	$—	$(1,101)	$—	$15,279
Net realized gain (loss) on sales of investments	12,587	—	13,529	—	97,814
Distributions from capital gains	—	—	—	—	430,609
Net change in unrealized appreciation or depreciation of investments	26,899	—	6,458	—	314,954

Net increase (decrease) in net assets resulting from operations	36,012	—	18,886	—	858,656

Contract transactions

Contract purchase payments	37,909	10	9,918	75	377,767
Net transfers(1)	(46,636)	—	(43,473)	—	(330,121)
Transfers for policy loans	(4,424)	—	(861)	—	(21,054)
Policy charges	(10,179)	—	(2,967)	—	(177,029)
Contract terminations:
Surrender benefits	(14,758)	—	(397)	—	(400,460)
Death benefits	—	—	—	—	(2,691)

Increase (decrease) from contract transactions	(38,088)	10	(37,780)	75	(553,588)

Net assets at beginning of year	389,867	—	122,013	—	4,340,350

Net assets at end of year	$387,791	$10	$103,119	$75	$4,645,418

Accumulation unit activity

Units outstanding at beginning of year	459,593	—	114,655	—	2,417,822
Contract purchase payments	42,988	—	8,431	—	189,542
Net transfers(1)	(50,427)	—	(41,368)	—	(150,950)
Transfers for policy loans	(5,017)	—	(736)	—	(10,353)
Policy charges	(11,232)	—	(2,479)	—	(88,628)
Contract terminations:
Surrender benefits	(17,215)	—	(236)	—	(201,552)
Death benefits	—	—	—	—	(1,281)

Units outstanding at end of year	418,690	—	78,267	—	2,154,600

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Nov. 19, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 58  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

		WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT
	Wanger	Index Asset Alloc,	Intl Eq,	Opp,	Sm Cap Gro,
Year ended Dec. 31, 2012 (continued)	USA	Cl 2	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(28,304)	$1,789	$4,839	$(7,081)	$(5,561)
Net realized gain (loss) on sales of investments	154,330	3,987	22,454	33,445	18,096
Distributions from capital gains	255,113	—	64,038	311	30,342
Net change in unrealized appreciation or depreciation of investments	524,407	26,182	25,328	96,880	(2,251)

Net increase (decrease) in net assets resulting from operations	905,546	31,958	116,659	123,555	40,626

Contract transactions

Contract purchase payments	399,215	31,673	75,575	96,590	57,790
Net transfers(1)	(337,399)	55,792	(74,234)	(128,934)	(36,195)
Transfers for policy loans	(60,918)	705	(6,983)	(13,978)	(15,034)
Policy charges	(215,544)	(15,249)	(35,942)	(31,796)	(22,663)
Contract terminations:
Surrender benefits	(328,303)	(14,894)	(90,076)	(47,491)	(59,124)
Death benefits	(28,492)	—	—	(24,674)	—

Increase (decrease) from contract transactions	(571,441)	58,027	(131,660)	(150,283)	(75,226)

Net assets at beginning of year	4,984,250	245,615	1,017,458	890,050	603,932

Net assets at end of year	$5,318,355	$335,600	$1,002,457	$863,322	$569,332

Accumulation unit activity

Units outstanding at beginning of year	2,609,974	174,513	789,734	534,577	302,161
Contract purchase payments	187,398	20,710	56,296	53,363	26,661
Net transfers(1)	(146,913)	37,154	(57,953)	(71,623)	(16,873)
Transfers for policy loans	(28,208)	451	(5,357)	(7,816)	(6,880)
Policy charges	(101,091)	(10,010)	(26,720)	(17,546)	(10,534)
Contract terminations:
Surrender benefits	(156,028)	(9,926)	(66,016)	(26,763)	(28,421)
Death benefits	(13,192)	—	—	(13,626)	—

Units outstanding at end of year	2,351,940	212,892	689,984	450,566	266,114

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  59

Statements of Changes in Net Assets

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Intl,
Year ended Dec. 31, 2011	Cl B	Cl B	Cl B	Cl I	Cl II

Operations

Investment income (loss) — net	$2,074	$99,683	$(676)	$4,995	$1,713
Net realized gain (loss) on sales of investments	(32,701)	(68,550)	6,091	34,161	1,925
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	89,982	(753,883)	(10,528)	(154,475)	(66,056)

Net increase (decrease) in net assets resulting from operations	59,355	(722,750)	(5,113)	(115,319)	(62,418)

Contract transactions

Contract purchase payments	134,083	428,146	8,133	53,497	68,553
Net transfers(1)	(131,635)	(178,465)	17,506	(20,585)	(30,050)
Transfers for policy loans	(6,182)	(19,951)	167	(9,276)	(18,291)
Policy charges	(45,320)	(132,501)	(4,102)	(29,937)	(21,752)
Contract terminations:
Surrender benefits	(22,000)	(115,921)	(9,018)	(52,052)	(6,700)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(71,054)	(18,692)	12,686	(58,353)	(8,240)

Net assets at beginning of year	1,169,392	3,562,935	82,946	961,808	499,317

Net assets at end of year	$1,157,693	$2,821,493	$90,519	$788,136	$428,659

Accumulation unit activity

Units outstanding at beginning of year	968,888	2,393,446	88,242	925,763	293,626
Contract purchase payments	107,134	308,082	8,062	50,053	41,952
Net transfers(1)	(106,459)	(142,966)	2,296	(92,375)	(18,380)
Transfers for policy loans	(4,883)	(14,338)	249	(6,644)	(10,341)
Policy charges	(36,309)	(95,395)	(3,999)	(27,882)	(13,174)
Contract terminations:
Surrender benefits	(17,738)	(83,723)	(9,396)	(46,273)	(4,031)
Death benefits	—	—	—	—	—

Units outstanding at end of year	910,633	2,365,106	85,454	802,642	289,652

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 60  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

	AC VP	AC VP	Calvert	Col VP	Col VP
	Val,	Val,	VP SRI	Bal,	Cash Mgmt,
Year ended Dec. 31, 2011 (continued)	Cl I	Cl II	Bal	Cl 3	Cl 3

Operations

Investment income (loss) — net	$41,846	$13,332	$1,549	$(127,383)	$(38,234)
Net realized gain (loss) on sales of investments	(178,914)	(27,417)	(113)	(15,180)	735
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	139,378	9,926	11,753	357,493	(735)

Net increase (decrease) in net assets resulting from operations	2,310	(4,159)	13,189	214,930	(38,234)

Contract transactions

Contract purchase payments	261,114	171,352	35,318	1,126,559	851,617
Net transfers(1)	(251,613)	(68,752)	(31,852)	(664,790)	448,409
Transfers for policy loans	(29,317)	(37,633)	(1,127)	(3,994)	(19,709)
Policy charges	(149,496)	(47,651)	(26,561)	(1,152,149)	(417,421)
Contract terminations:
Surrender benefits	(185,887)	(36,058)	(10,743)	(893,485)	(782,279)
Death benefits	(2,614)	—	—	(8,515)	—

Increase (decrease) from contract transactions	(357,813)	(18,742)	(34,965)	(1,596,374)	80,617

Net assets at beginning of year	3,832,607	1,349,716	383,111	14,718,315	4,581,368

Net assets at end of year	$3,477,104	$1,326,815	$361,335	$13,336,871	$4,623,751

Accumulation unit activity

Units outstanding at beginning of year	2,283,879	949,192	363,936	14,246,718	4,117,938
Contract purchase payments	157,621	120,780	32,213	1,068,401	774,255
Net transfers(1)	(110,251)	(51,413)	(34,673)	(778,661)	482,040
Transfers for policy loans	(16,521)	(25,655)	(1,053)	(3,854)	(18,273)
Policy charges	(90,583)	(33,823)	(24,745)	(1,095,107)	(379,990)
Contract terminations:
Surrender benefits	(110,278)	(25,635)	(10,182)	(839,556)	(705,765)
Death benefits	(1,491)	—	—	(8,327)	—

Units outstanding at end of year	2,112,376	933,446	325,496	12,589,614	4,270,205

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  61

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Divd Opp,	Emer Mkts,	Global Bond,	Hi Inc,
Year ended Dec. 31, 2011 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 2

Operations

Investment income (loss) — net	$400,967	$(113,686)	$7,815	$60,314	$24,529
Net realized gain (loss) on sales of investments	130,896	42,267	72,832	40,051	7,930
Distributions from capital gains	—	—	47,739	14,907	—
Net change in unrealized appreciation or depreciation of investments	86,001	(664,333)	(875,977)	(1,821)	(9,383)

Net increase (decrease) in net assets resulting from operations	617,864	(735,752)	(747,591)	113,451	23,076

Contract transactions

Contract purchase payments	762,483	1,088,505	308,933	196,530	42,288
Net transfers(1)	(459,261)	(1,065,910)	(255,237)	(85,862)	(48,646)
Transfers for policy loans	(48,998)	(125,601)	(23,933)	(23,593)	(1,021)
Policy charges	(598,890)	(553,611)	(122,324)	(127,050)	(15,711)
Contract terminations:
Surrender benefits	(489,122)	(628,550)	(117,788)	(94,981)	(14,010)
Death benefits	(3,339)	—	—	—	—

Increase (decrease) from contract transactions	(837,127)	(1,285,167)	(210,349)	(134,956)	(37,100)

Net assets at beginning of year	11,272,194	13,560,641	3,580,468	2,984,494	411,549

Net assets at end of year	$11,052,931	$11,539,722	$2,622,528	$2,962,989	$397,525

Accumulation unit activity

Units outstanding at beginning of year	7,559,878	8,131,349	1,086,162	1,658,925	323,154
Contract purchase payments	499,791	663,756	105,361	107,692	32,185
Net transfers(1)	(177,240)	(642,686)	(47,160)	8,801	(37,818)
Transfers for policy loans	(32,399)	(72,102)	(8,284)	(13,128)	(788)
Policy charges	(393,027)	(338,419)	(41,724)	(69,365)	(11,980)
Contract terminations:
Surrender benefits	(319,594)	(383,310)	(41,053)	(52,796)	(10,045)
Death benefits	(2,178)	—	—	—	—

Units outstanding at end of year	7,135,231	7,358,588	1,053,302	1,640,129	294,708

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 62  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

	Col VP Hi	Col VP	Col VP	Col VP	Col VP
	Yield Bond,	Inc Opp,	Intl Opp,	Lg Cap Gro,	Lg Core Quan,
Year ended Dec. 31, 2011 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$260,588	$54,106	$33,512	$(14,510)	$(181,704)
Net realized gain (loss) on sales of investments	46,734	13,487	298,970	45,737	(12,971)
Distributions from capital gains	—	18,004	—	—	—
Net change in unrealized appreciation or depreciation of investments	(146,423)	(51,318)	(1,346,556)	(95,469)	1,071,369

Net increase (decrease) in net assets resulting from operations	160,899	34,279	(1,014,074)	(64,242)	876,694

Contract transactions

Contract purchase payments	234,672	42,492	509,588	138,914	1,832,801
Net transfers(1)	(167,693)	24,501	(287,144)	(124,509)	(938,191)
Transfers for policy loans	(10,151)	(3,201)	(23,582)	(11,568)	(78,616)
Policy charges	(153,413)	(18,008)	(451,951)	(63,592)	(1,546,456)
Contract terminations:
Surrender benefits	(185,036)	(47,331)	(618,714)	(96,463)	(1,480,037)
Death benefits	—	—	(6,664)	—	(22,900)

Increase (decrease) from contract transactions	(281,621)	(1,547)	(878,467)	(157,218)	(2,233,399)

Net assets at beginning of year	3,546,057	656,226	8,438,025	1,702,979	20,699,259

Net assets at end of year	$3,425,335	$688,958	$6,545,484	$1,481,519	$19,342,554

Accumulation unit activity

Units outstanding at beginning of year	1,926,607	482,956	10,000,847	2,792,390	28,232,629
Contract purchase payments	124,352	30,277	616,294	219,356	2,379,297
Net transfers(1)	(77,244)	14,623	(461,989)	(387,686)	(2,037,747)
Transfers for policy loans	(5,986)	(2,236)	(28,498)	(19,201)	(105,675)
Policy charges	(81,330)	(12,811)	(551,454)	(98,883)	(2,021,667)
Contract terminations:
Surrender benefits	(97,774)	(33,939)	(737,701)	(146,390)	(1,882,202)
Death benefits	—	—	(8,297)	—	(30,954)

Units outstanding at end of year	1,788,625	478,870	8,829,202	2,359,586	24,533,681

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  63

Statements of Changes in Net Assets

	Col VP Mid	Col VP Mid	Col VP	Col VP Select	Col VP Select
	Cap Gro Opp,	Cap Val Opp,	S&P 500,	Lg Cap Val,	Sm Cap Val,
Year ended Dec. 31, 2011 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(5,132)	$(2,450)	$(40,646)	$(917)	$(8,377)
Net realized gain (loss) on sales of investments	65,350	4,573	117,387	2,080	1,654
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(155,178)	(30,752)	(39,659)	(4,919)	(79,594)

Net increase (decrease) in net assets resulting from operations	(94,960)	(28,629)	37,082	(3,756)	(86,317)

Contract transactions

Contract purchase payments	83,510	22,367	422,874	5,311	87,756
Net transfers(1)	(52,572)	(35,221)	(224,431)	101,707	(34,020)
Transfers for policy loans	(9,022)	(2,870)	(35,017)	(815)	(15,543)
Policy charges	(24,604)	(8,966)	(193,583)	(2,723)	(35,335)
Contract terminations:
Surrender benefits	(38,846)	(8,156)	(301,677)	(2,121)	(43,266)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(41,534)	(32,846)	(331,834)	101,359	(40,408)

Net assets at beginning of year	655,166	284,103	4,708,582	51,366	978,428

Net assets at end of year	$518,672	$222,628	$4,413,830	$148,969	$851,703

Accumulation unit activity

Units outstanding at beginning of year	405,041	273,042	4,861,644	52,636	659,579
Contract purchase payments	54,142	21,700	420,965	5,433	61,750
Net transfers(1)	(53,283)	(45,517)	(437,448)	104,788	(34,297)
Transfers for policy loans	(5,002)	(2,975)	(34,343)	(958)	(9,947)
Policy charges	(15,794)	(8,798)	(193,159)	(2,798)	(24,494)
Contract terminations:
Surrender benefits	(22,135)	(7,783)	(273,109)	(2,246)	(29,577)
Death benefits	—	—	—	—	—

Units outstanding at end of year	362,969	229,669	4,344,550	156,855	623,014

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 64  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

	Col VP US	CS	EV VT	Fid VIP	Fid VIP
	Govt Mtge,	Commodity	Floating-Rate	Contrafund,	Gro & Inc,
Year ended Dec. 31, 2011 (continued)	Cl 3	Return	Inc	Serv Cl 2	Serv Cl

Operations

Investment income (loss) — net	$831	$13,792	$25,306	$(2,974)	$29,425
Net realized gain (loss) on sales of investments	14,624	(24,391)	6,816	64,883	(26,779)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,992	(115,192)	(25,489)	(168,613)	24,435

Net increase (decrease) in net assets resulting from operations	17,447	(125,791)	6,633	(106,704)	27,081

Contract transactions

Contract purchase payments	266,529	71,793	84,860	245,726	326,253
Net transfers(1)	(100,690)	144,901	305,710	52,843	(366,072)
Transfers for policy loans	(8,028)	(13,393)	(1,576)	(30,877)	(9,169)
Policy charges	(187,916)	(26,273)	(24,366)	(99,604)	(186,810)
Contract terminations:
Surrender benefits	(104,140)	(29,908)	(39,733)	(95,348)	(427,801)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(134,245)	147,120	324,895	72,740	(663,599)

Net assets at beginning of year	3,447,719	780,097	523,872	2,688,750	4,411,532

Net assets at end of year	$3,330,921	$801,426	$855,400	$2,654,786	$3,775,014

Accumulation unit activity

Units outstanding at beginning of year	2,762,854	772,130	475,240	2,812,401	4,260,300
Contract purchase payments	213,509	72,661	75,846	255,041	303,787
Net transfers(1)	(45,702)	114,814	246,141	(50,757)	(584,832)
Transfers for policy loans	(6,439)	(14,663)	(1,192)	(30,807)	(8,556)
Policy charges	(150,958)	(26,456)	(21,718)	(103,028)	(175,093)
Contract terminations:
Surrender benefits	(83,361)	(28,351)	(33,241)	(98,325)	(400,042)
Death benefits	—	—	—	—	—

Units outstanding at end of year	2,689,903	890,135	741,076	2,784,525	3,395,564

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  65

Statements of Changes in Net Assets

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,	Overseas,
Year ended Dec. 31, 2011 (continued)	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2

Operations

Investment income (loss) — net	$8,844	$(54,609)	$(35,647)	$5,438	$2,054
Net realized gain (loss) on sales of investments	(8,767)	465,906	17,872	(51,768)	(10,874)
Distributions from capital gains	—	11,895	6,497	3,557	1,479
Net change in unrealized appreciation or depreciation of investments	5,224	(1,278,275)	(497,432)	(282,881)	(143,564)

Net increase (decrease) in net assets resulting from operations	5,301	(855,083)	(508,710)	(325,654)	(150,905)

Contract transactions

Contract purchase payments	160,700	396,908	407,289	122,506	104,438
Net transfers(1)	(130,731)	(679,628)	(465,089)	(139,727)	(38,239)
Transfers for policy loans	(14,386)	(58,961)	(60,997)	(6,329)	(4,147)
Policy charges	(45,207)	(292,651)	(136,165)	(63,027)	(20,423)
Contract terminations:
Surrender benefits	(17,612)	(578,453)	(76,588)	(202,665)	(23,496)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(47,236)	(1,212,785)	(331,550)	(289,242)	18,133

Net assets at beginning of year	1,357,337	8,309,393	4,215,376	1,989,982	815,152

Net assets at end of year	$1,315,402	$6,241,525	$3,375,116	$1,375,086	$682,380

Accumulation unit activity

Units outstanding at beginning of year	1,116,867	3,484,730	1,833,415	1,678,650	484,303
Contract purchase payments	132,602	175,930	182,817	106,373	65,200
Net transfers(1)	(108,723)	(161,349)	(231,407)	(176,430)	(24,972)
Transfers for policy loans	(11,734)	(25,922)	(27,137)	(5,822)	(2,733)
Policy charges	(37,284)	(129,916)	(61,423)	(54,755)	(12,781)
Contract terminations:
Surrender benefits	(14,243)	(254,823)	(34,741)	(174,736)	(14,113)
Death benefits	—	—	—	—	—

Units outstanding at end of year	1,077,485	3,088,650	1,661,524	1,373,280	494,904

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 66  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

	FTVIPT Frank	FTVIPT Frank	FTVIPT Mutual	GS VIT	GS VIT Structd
	Global Real Est,	Sm Cap Val,	Shares Sec,	Mid Cap Val,	Sm Cap Eq,
Year ended Dec. 31, 2011 (continued)	Cl 2	Cl 2	Cl 2	Inst	Inst

Operations

Investment income (loss) — net	$171,716	$(4,356)	$22,976	$(8,721)	$(273)
Net realized gain (loss) on sales of investments	(281,218)	33,709	(10,333)	10,576	15,207
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(48,130)	(126,187)	(43,830)	(409,138)	(11,014)

Net increase (decrease) in net assets resulting from operations	(157,632)	(96,834)	(31,187)	(407,283)	3,920

Contract transactions

Contract purchase payments	268,231	176,638	182,955	467,493	27,069
Net transfers(1)	(222,853)	(202,604)	(151,827)	(621,041)	(16,981)
Transfers for policy loans	(11,064)	(6,482)	(7,763)	(26,783)	467
Policy charges	(106,055)	(80,317)	(49,500)	(199,456)	(15,018)
Contract terminations:
Surrender benefits	(107,756)	(59,781)	(34,951)	(205,680)	(21,109)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(179,497)	(172,546)	(61,086)	(585,467)	(25,572)

Net assets at beginning of year	2,588,095	2,277,513	1,587,216	5,957,633	540,915

Net assets at end of year	$2,250,966	$2,008,133	$1,494,943	$4,964,883	$519,263

Accumulation unit activity

Units outstanding at beginning of year	1,479,122	991,867	1,126,693	2,480,661	363,306
Contract purchase payments	154,796	80,180	129,774	200,313	17,510
Net transfers(1)	(121,486)	(69,680)	(109,757)	(181,426)	(18,216)
Transfers for policy loans	(6,113)	(2,258)	(5,361)	(10,064)	332
Policy charges	(61,296)	(36,634)	(35,242)	(86,197)	(9,823)
Contract terminations:
Surrender benefits	(63,155)	(26,078)	(24,901)	(87,164)	(13,914)
Death benefits	—	—	—	—	—

Units outstanding at end of year	1,381,868	937,397	1,081,206	2,316,123	339,195

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  67

Statements of Changes in Net Assets

	GS VIT Structd	Invesco	Invesco	Invesco	Invesco
	U.S. Eq,	VI Core Eq,	VI Div Divd,	VI Intl Gro,	VI Tech,
Period ended Dec. 31, 2011 (continued)	Inst	Ser I	Ser I(2)	Ser II	Ser I

Operations

Investment income (loss) — net	$15,437	$6,537	$(2,161)	$3,251	$(2,026)
Net realized gain (loss) on sales of investments	(32,867)	278,875	(7,566)	70,182	14,513
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	73,490	(361,094)	(25,195)	(148,970)	(33,441)

Net increase (decrease) in net assets resulting from operations	56,060	(75,682)	(34,922)	(75,537)	(20,954)

Contract transactions

Contract purchase payments	162,462	761,950	19,625	75,698	33,399
Net transfers(1)	(98,839)	(524,266)	374,386	16,117	70,221
Transfers for policy loans	(8,856)	(48,529)	1,936	(5,463)	(6,729)
Policy charges	(71,075)	(607,357)	(13,403)	(27,482)	(17,528)
Contract terminations:
Surrender benefits	(57,711)	(727,362)	(10,948)	(58,864)	(7,979)
Death benefits	—	(16,444)	—	—	—

Increase (decrease) from contract transactions	(74,019)	(1,162,008)	371,596	6	71,384

Net assets at beginning of year	1,768,148	11,709,070	—	964,697	250,773

Net assets at end of year	$1,750,189	$10,471,380	$336,674	$889,166	$301,203

Accumulation unit activity

Units outstanding at beginning of year	1,947,102	6,250,640	—	1,055,297	168,410
Contract purchase payments	171,427	402,660	21,619	79,178	22,501
Net transfers(1)	(224,512)	(212,271)	369,848	(134,868)	40,271
Transfers for policy loans	(10,184)	(24,684)	2,138	(5,938)	(4,547)
Policy charges	(73,986)	(320,547)	(14,779)	(28,153)	(11,669)
Contract terminations:
Surrender benefits	(61,370)	(380,503)	(11,914)	(55,708)	(4,843)
Death benefits	—	(8,389)	—	—	—

Units outstanding at end of year	1,748,477	5,706,906	366,912	909,808	210,123

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2011 (commencement of operations) to Dec. 31, 2011.

See accompanying notes to financial statements.

 68  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

	Invesco	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	VI Comstock,	Enterprise,	Global Tech,	Janus,	Overseas,
Year ended Dec. 31, 2011 (continued)	Ser II	Serv	Serv	Serv	Serv

Operations

Investment income (loss) — net	$1,348	$(4,051)	$(11,375)	$(2,365)	$(23,902)
Net realized gain (loss) on sales of investments	9,738	82,466	69,123	11,499	208,985
Distributions from capital gains	—	—	—	—	48,495
Net change in unrealized appreciation or depreciation of investments	(17,868)	(88,118)	(183,322)	(41,867)	(2,073,063)

Net increase (decrease) in net assets resulting from operations	(6,782)	(9,703)	(125,574)	(32,733)	(1,839,485)

Contract transactions

Contract purchase payments	24,605	31,112	99,925	43,862	337,854
Net transfers(1)	(19,653)	(34,250)	55,037	24,238	(512,480)
Transfers for policy loans	(3,572)	(11,391)	(3,549)	(4,260)	(33,237)
Policy charges	(7,002)	(16,344)	(52,285)	(20,192)	(151,304)
Contract terminations:
Surrender benefits	(11,103)	(46,380)	(44,632)	(16,759)	(242,913)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(16,725)	(77,253)	54,496	26,889	(602,080)

Net assets at beginning of year	243,596	528,602	1,269,313	517,779	5,958,359

Net assets at end of year	$220,089	$441,646	$1,198,235	$511,935	$3,516,794

Accumulation unit activity

Units outstanding at beginning of year	286,911	609,764	1,878,703	547,606	2,887,803
Contract purchase payments	28,432	30,584	145,975	47,417	189,020
Net transfers(1)	(27,572)	(183,825)	(73,020)	15,461	(341,255)
Transfers for policy loans	(3,972)	(12,075)	(6,120)	(4,057)	(17,569)
Policy charges	(8,038)	(16,740)	(74,648)	(21,416)	(85,047)
Contract terminations:
Surrender benefits	(12,653)	(32,938)	(41,761)	(17,627)	(138,415)
Death benefits	—	—	—	—	—

Units outstanding at end of year	263,108	394,770	1,829,129	567,384	2,494,537

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  69

Statements of Changes in Net Assets

	MFS Inv	MFS	MFS	MS UIF	MS UIF
	Gro Stock,	New Dis,	Utilities,	Global Real Est,	Mid Cap Gro,
Year ended Dec. 31, 2011 (continued)	Serv Cl	Serv Cl	Serv Cl	Cl II	Cl II

Operations

Investment income (loss) — net	$(11,363)	$(14,553)	$27,425	$4,804	$(1,771)
Net realized gain (loss) on sales of investments	157,127	114,493	17,392	3,647	9,855
Distributions from capital gains	—	206,368	—	—	128
Net change in unrealized appreciation or depreciation of investments	(153,548)	(480,122)	22,441	(30,419)	(36,718)

Net increase (decrease) in net assets resulting from operations	(7,784)	(173,814)	67,258	(21,968)	(28,506)

Contract transactions

Contract purchase payments	139,369	89,311	114,021	17,665	20,477
Net transfers(1)	(60,039)	(34,605)	24,885	9,739	65,473
Transfers for policy loans	(32,495)	(24,621)	(9,705)	(2,737)	(476)
Policy charges	(58,309)	(58,584)	(54,779)	(8,425)	(14,769)
Contract terminations:
Surrender benefits	(43,343)	(122,363)	(52,004)	(5,628)	(15,437)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(54,817)	(150,862)	22,418	10,614	55,268

Net assets at beginning of year	1,910,781	1,710,498	1,208,108	203,883	245,582

Net assets at end of year	$1,848,180	$1,385,822	$1,297,784	$192,529	$272,344

Accumulation unit activity

Units outstanding at beginning of year	2,474,772	1,286,240	474,699	250,216	209,903
Contract purchase payments	171,863	64,857	44,018	22,201	17,244
Net transfers(1)	(377,336)	(130,651)	27,945	(1,949)	42,673
Transfers for policy loans	(38,904)	(17,163)	(3,678)	(3,270)	(452)
Policy charges	(70,115)	(42,501)	(21,127)	(10,560)	(12,072)
Contract terminations:
Surrender benefits	(52,221)	(76,757)	(19,803)	(6,569)	(13,019)
Death benefits	—	—	—	—	—

Units outstanding at end of year	2,108,059	1,084,025	502,054	250,069	244,277

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 70  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

	Oppen	Oppen Global	Oppen Main St	PIMCO	Put VT Global
	Global VA,	Strategic Inc VA,	Sm Cap VA,	VIT All Asset,	Hlth Care,
Year ended Dec. 31, 2011 (continued)	Serv	Srv	Serv	Advisor Cl	Cl IB

Operations

Investment income (loss) — net	$1,071	$59,701	$(1,519)	$188,545	$5,360
Net realized gain (loss) on sales of investments	7,934	43,465	13,180	29,383	1,748
Distributions from capital gains	—	37,684	—	—	—
Net change in unrealized appreciation or depreciation of investments	(63,451)	(141,272)	(20,066)	(188,851)	(12,632)

Net increase (decrease) in net assets resulting from operations	(54,446)	(422)	(8,405)	29,077	(5,524)

Contract transactions

Contract purchase payments	53,725	172,394	53,893	178,581	26,698
Net transfers(1)	(28,508)	(207,524)	(5,513)	560,675	25,214
Transfers for policy loans	(48)	(29,345)	2,004	(17,593)	(1,234)
Policy charges	(12,802)	(95,163)	(10,478)	(109,848)	(14,285)
Contract terminations:
Surrender benefits	(1,537)	(82,167)	(2,210)	(263,062)	(12,853)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	10,830	(241,805)	37,696	348,753	23,540

Net assets at beginning of year	590,211	3,130,523	273,419	2,587,100	197,210

Net assets at end of year	$546,595	$2,888,296	$302,710	$2,964,930	$215,226

Accumulation unit activity

Units outstanding at beginning of year	562,224	2,444,572	274,894	2,188,491	146,194
Contract purchase payments	51,778	131,894	54,325	145,869	19,636
Net transfers(1)	(32,034)	(166,930)	(8,991)	429,724	17,916
Transfers for policy loans	(2,173)	(22,422)	2,097	(14,805)	(859)
Policy charges	(12,330)	(73,082)	(10,542)	(90,485)	(10,426)
Contract terminations:
Surrender benefits	(1,527)	(62,882)	(2,362)	(214,151)	(9,302)
Death benefits	—	—	—	—	—

Units outstanding at end of year	565,938	2,251,150	309,421	2,444,643	163,159

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  71

Statements of Changes in Net Assets

	Put VT	Put VT	Put VT	Put VT	Royce
	Hi Yield,	Intl Eq,	Multi-Cap Gro,	Multi-Cap Gro,	Micro-Cap,
Year ended Dec. 31, 2011 (continued)	Cl IB	Cl IB	Cl IA	Cl IB	Invest Cl

Operations

Investment income (loss) — net	$52,222	$2,884	$(35,592)	$(1,635)	$55,138
Net realized gain (loss) on sales of investments	(5,045)	(5,093)	(123,118)	36,828	176,547
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(40,747)	(19,013)	(230,295)	(53,941)	(736,666)

Net increase (decrease) in net assets resulting from operations	6,430	(21,222)	(389,005)	(18,748)	(504,981)

Contract transactions

Contract purchase payments	34,135	11,551	536,818	28,625	204,533
Net transfers(1)	(71,927)	(13,767)	(332,998)	(33,304)	(239,538)
Transfers for policy loans	(262)	(1,489)	(34,720)	(2,861)	(47,013)
Policy charges	(27,232)	(2,727)	(399,094)	(13,605)	(158,490)
Contract terminations:
Surrender benefits	(20,530)	(1,095)	(492,630)	(13,969)	(189,170)
Death benefits	—	—	(5,174)	—	—

Increase (decrease) from contract transactions	(85,816)	(7,527)	(727,798)	(35,114)	(429,678)

Net assets at beginning of year	755,094	127,966	7,574,319	351,678	4,243,883

Net assets at end of year	$675,708	$99,217	$6,457,516	$297,816	$3,309,224

Accumulation unit activity

Units outstanding at beginning of year	394,847	84,572	5,154,867	311,031	1,458,261
Contract purchase payments	17,829	8,611	366,511	25,170	74,963
Net transfers(1)	(26,985)	(10,117)	(248,676)	(29,570)	(24,312)
Transfers for policy loans	(49)	(974)	(24,669)	(2,305)	(17,110)
Policy charges	(14,191)	(1,917)	(273,692)	(12,195)	(58,172)
Contract terminations:
Surrender benefits	(10,492)	(637)	(329,490)	(13,103)	(66,762)
Death benefits	—	—	(3,348)	—	—

Units outstanding at end of year	360,959	79,538	4,641,503	279,028	1,366,868

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 72  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

	Third	VP	VP	VP BR Gl	VP
	Ave	Aggr,	Aggr,	Infl Prot Sec,	Conserv,
Year ended Dec. 31, 2011 (continued)	Val	Cl 2	Cl 4	Cl 3	Cl 2

Operations

Investment income (loss) — net	$29,113	$(21,004)	$(134,451)	$70,291	$(3,470)
Net realized gain (loss) on sales of investments	(369,558)	11,978	315,633	(2,060)	4,521
Distributions from capital gains	—	—	—	13,844	—
Net change in unrealized appreciation or depreciation of investments	(411,527)	(142,950)	(792,536)	14,743	2,952

Net increase (decrease) in net assets resulting from operations	(751,972)	(151,976)	(611,354)	96,818	4,003

Contract transactions

Contract purchase payments	231,071	496,423	1,746,329	89,225	138,921
Net transfers(1)	(277,259)	1,474,569	(454,640)	114,394	468,383
Transfers for policy loans	(10,877)	(45,274)	(47,768)	(12,923)	(10,346)
Policy charges	(119,322)	(68,081)	(439,084)	(35,538)	(61,071)
Contract terminations:
Surrender benefits	(175,601)	(80,020)	(796,621)	(26,272)	(136,061)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(351,988)	1,777,617	8,216	128,886	399,826

Net assets at beginning of year	3,612,064	1,415,605	14,675,357	979,260	157,834

Net assets at end of year	$2,508,104	$3,041,246	$14,072,219	$1,204,964	$561,663

Accumulation unit activity

Units outstanding at beginning of year	1,761,747	1,261,807	13,081,226	819,428	150,977
Contract purchase payments	123,546	457,890	1,558,009	72,300	130,651
Net transfers(1)	(104,105)	1,274,101	(448,024)	100,006	437,024
Transfers for policy loans	(5,543)	(38,872)	(46,186)	(10,317)	(9,615)
Policy charges	(64,121)	(61,996)	(393,223)	(28,711)	(57,500)
Contract terminations:
Surrender benefits	(96,236)	(70,885)	(719,094)	(21,201)	(126,598)
Death benefits	—	—	—	—	—

Units outstanding at end of year	1,615,288	2,822,045	13,032,708	931,505	524,939

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  73

Statements of Changes in Net Assets

	VP	VP	VP	VP Mod	VP Mod
	Conserv,	Mod,	Mod,	Aggr,	Aggr,
Year ended Dec. 31, 2011 (continued)	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(16,601)	$(61,595)	$(338,750)	$(48,833)	$(398,740)
Net realized gain (loss) on sales of investments	68,955	33,082	668,103	6,387	809,090
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,760	(86,190)	(507,016)	(151,623)	(1,646,099)

Net increase (decrease) in net assets resulting from operations	56,114	(114,703)	(177,663)	(194,069)	(1,235,749)

Contract transactions

Contract purchase payments	181,855	1,431,856	3,671,628	1,755,413	5,715,840
Net transfers(1)	69,132	5,400,240	1,041,705	3,035,173	(2,910,152)
Transfers for policy loans	(289)	(122,532)	(671,656)	(6,433)	(138,521)
Policy charges	(102,205)	(329,663)	(1,653,349)	(251,403)	(1,423,583)
Contract terminations:
Surrender benefits	(42,323)	(325,341)	(2,163,860)	(165,996)	(1,318,241)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	106,170	6,054,560	224,468	4,366,754	(74,657)

Net assets at beginning of year	2,025,153	4,127,076	38,031,590	3,455,110	44,226,231

Net assets at end of year	$2,187,437	$10,066,933	$38,078,395	$7,627,795	$42,915,825

Accumulation unit activity

Units outstanding at beginning of year	1,937,189	3,772,456	34,762,792	3,107,244	39,738,987
Contract purchase payments	171,356	1,306,806	3,326,983	1,599,427	5,120,864
Net transfers(1)	71,270	4,892,321	982,671	2,688,180	(2,851,347)
Transfers for policy loans	(272)	(112,599)	(622,156)	(546)	(134,155)
Policy charges	(96,312)	(300,722)	(1,500,792)	(227,547)	(1,278,571)
Contract terminations:
Surrender benefits	(39,440)	(300,467)	(1,970,665)	(146,723)	(1,189,499)
Death benefits	—	—	—	—	—

Units outstanding at end of year	2,043,791	9,257,795	34,978,833	7,020,035	39,406,279

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 74  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

	VP Mod	VP Mod	VP Ptnrs	VP Sit	VP Vty
	Conserv,	Conserv,	Sm Cap Val,	Divd Gro,	Estb Val,
Year ended Dec. 31, 2011 (continued)	Cl 2	Cl 4	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(11,448)	$(55,101)	$(5,787)	$(3,360)	$(1,254)
Net realized gain (loss) on sales of investments	5,777	232,671	17,819	8,418	5,254
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(7,243)	(65,498)	(47,755)	(23,358)	(14,446)

Net increase (decrease) in net assets resulting from operations	(12,914)	112,072	(35,723)	(18,300)	(10,446)

Contract transactions

Contract purchase payments	194,266	497,180	68,759	37,795	10,731
Net transfers(1)	1,050,532	(1,137,357)	(38,677)	42,645	(9,577)
Transfers for policy loans	(13,398)	15,774	(14,831)	(3,967)	(185)
Policy charges	(92,222)	(385,841)	(20,533)	(7,481)	(2,881)
Contract terminations:
Surrender benefits	(28,874)	400,267	(19,830)	(9,280)	(2,513)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	1,110,304	(609,977)	(25,112)	59,712	(4,425)

Net assets at beginning of year	597,292	7,210,750	667,290	348,455	136,884

Net assets at end of year	$1,694,682	$6,712,845	$606,455	$389,867	$122,013

Accumulation unit activity

Units outstanding at beginning of year	558,191	6,731,314	357,963	410,075	120,370
Contract purchase payments	180,173	458,650	38,046	44,941	9,561
Net transfers(1)	954,091	(1,025,747)	(21,878)	27,707	(10,426)
Transfers for policy loans	(12,653)	14,706	(8,229)	(3,747)	(158)
Policy charges	(85,269)	(355,843)	(11,280)	(8,637)	(2,560)
Contract terminations:
Surrender benefits	(26,942)	374,165	(10,922)	(10,746)	(2,132)
Death benefits	—	—	—	—	—

Units outstanding at end of year	1,567,591	6,197,245	343,700	459,593	114,655

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  75

Statements of Changes in Net Assets

			WF Adv VT	WF Adv VT	WF Adv VT
	Wanger	Wanger	Index Asset Alloc,	Intl Eq,	Opp,
Year ended Dec. 31, 2011 (continued)	Intl	USA	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$202,022	$(49,736)	$5,276	$(9,387)	$(3,879)
Net realized gain (loss) on sales of investments	(202,429)	74,288	(390)	104,099	7,037
Distributions from capital gains	127,338	507,598	—	54,544	—
Net change in unrealized appreciation or depreciation of investments	(937,406)	(764,089)	7,733	(319,059)	9,029

Net increase (decrease) in net assets resulting from operations	(810,475)	(231,939)	12,619	(169,803)	12,187

Contract transactions

Contract purchase payments	406,814	470,162	28,415	95,386	53,850
Net transfers(1)	(310,521)	(335,889)	4,003	(159,117)	609,544
Transfers for policy loans	(108,449)	(54,211)	(642)	(15,885)	(2,967)
Policy charges	(183,418)	(223,131)	(16,100)	(41,281)	(16,174)
Contract terminations:
Surrender benefits	(213,284)	(292,806)	(8)	(68,512)	(13,872)
Death benefits	(3,121)	—	—	—	—

Increase (decrease) from contract transactions	(411,979)	(435,875)	15,668	(189,409)	630,381

Net assets at beginning of year	5,562,804	5,652,064	217,328	1,376,670	247,482

Net assets at end of year	$4,340,350	$4,984,250	$245,615	$1,017,458	$890,050

Accumulation unit activity

Units outstanding at beginning of year	2,611,928	2,815,042	162,959	924,031	139,525
Contract purchase payments	200,121	231,637	20,975	66,438	32,241
Net transfers(1)	(142,020)	(156,445)	2,887	(112,507)	382,002
Transfers for policy loans	(53,831)	(26,673)	(466)	(11,489)	(1,626)
Policy charges	(90,528)	(110,482)	(11,842)	(28,939)	(9,616)
Contract terminations:
Surrender benefits	(106,398)	(143,105)	—	(47,800)	(7,949)
Death benefits	(1,450)	—	—	—	—

Units outstanding at end of year	2,417,822	2,609,974	174,513	789,734	534,577

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 76  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

WF Adv VT
Sm Cap Gro,
Year ended Dec. 31, 2011 (continued)	Cl 2

Operations

Investment income (loss) — net	$(5,784)
Net realized gain (loss) on sales of investments	13,693
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	(45,091)

Net increase (decrease) in net assets resulting from operations	(37,182)

Contract transactions

Contract purchase payments	66,451
Net transfers(1)	(57,158)
Transfers for policy loans	(5,510)
Policy charges	(21,242)
Contract terminations:
Surrender benefits	(21,989)
Death benefits	—

Increase (decrease) from contract transactions	(39,448)

Net assets at beginning of year	680,562

Net assets at end of year	$603,932

Accumulation unit activity

Units outstanding at beginning of year	322,069
Contract purchase payments	32,444
Net transfers(1)	(28,299)
Transfers for policy loans	(2,733)
Policy charges	(10,437)
Contract terminations:
Surrender benefits	(10,883)
Death benefits	—

Units outstanding at end of year	302,161

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  77

Notes to Financial Statements

1.	ORGANIZATION
RiverSource of New York Account 8 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for individual variable life insurance policies issued by RiverSource Life of NY. The following is a list of each variable life insurance product funded through the Account.

RiverSource Succession Select® Variable Life Insurance
RiverSource® Variable Second-To-Die Life Insurance*
RiverSource® Variable Universal Life Insurance
RiverSource® Variable Universal Life Insurance III*
RiverSource® Variable Universal Life IV
RiverSource® Variable Universal Life IV – Estate Series
RiverSource® Variable Universal Life 5
RiverSource® Variable Universal Life 5 – Estate Series

*	New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts.

Division	Fund

AB VPS Gro & Inc, Cl B	AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Val, Cl I	American Century VP Value, Class I
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal	Calvert VP SRI Balanced Portfolio
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 2	Columbia Variable Portfolio – Cash Management Fund (Class 2)
Col VP Cash Mgmt, Cl 3	Columbia Variable Portfolio – Cash Management Fund (Class 3)
Col VP Div Bond, Cl 2	Columbia Variable Portfolio – Diversified Bond Fund (Class 2)
Col VP Div Bond, Cl 3	Columbia Variable Portfolio – Diversified Bond Fund (Class 3)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (previously Columbia Variable Portfolio – Diversified Equity Income Fund (Class 2))
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (previously Columbia Variable Portfolio – Diversifed Equity Income Fund (Class 3))
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (previously Columbia Variable Portfolio – Emerging Markets Opportunity Fund (Class 2))
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (previously Columbia Variable Portfolio – Emerging Markets Opportunity Fund (Class 3))
Col VP Global Bond, Cl 2	Columbia Variable Portfolio – Global Bond Fund (Class 2)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Inc, Cl 2	Columbia Variable Portfolio – High Income Fund (Class 2)(1)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)(1)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Intl Opp, Cl 2	Columbia Variable Portfolio – International Opportunity Fund (Class 2)
Col VP Intl Opp, Cl 3	Columbia Variable Portfolio – International Opportunity Fund (Class 3)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Core Quan, Cl 2	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (previously Columbia Variable Portfolio – Dynamic Equity Fund (Class 2))
Col VP Lg Core Quan, Cl 3	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (previously Columbia Variable Portfolio – Dynamic Equity Fund (Class 3))

 78  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Division	Fund

Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Marsico Intl Opp, Cl 2	Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)
Col VP Mid Cap Gro Opp, Cl 2	Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2)
Col VP Mid Cap Gro Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)
Col VP Mid Cap Val Opp, Cl 2	Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2)
Col VP Mid Cap Val Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)
Col VP S&P 500, Cl 3	Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (previously Columbia Variable Portfolio – Short Duration U.S. Government Fund (Class 2))
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (previously Columbia Variable Portfolio – Short Duration U.S. Government Fund (Class 3))
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate Securities Fund – Class 2
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value Securities Fund – Class 2
FTVIPT Mutual Shares Sec, Cl 2	FTVIPT Mutual Shares Securities Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Structd Sm Cap Eq, Inst	Goldman Sachs VIT Structured Small Cap Equity Fund – Institutional Shares
GS VIT Structd U.S. Eq, Inst	Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares(2) (previously Invesco Van Kampen V.I. American Franchise Fund, Series I Shares)
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares(3) (previously Invesco Van Kampen V.I. American Franchise Fund, Series II Shares)
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares (previously Invesco Van Kampen V.I. Comstock Fund, Series II Shares)
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares(4) (previously Invesco Van Kampen V.I. Mid Cap Growth Fund, Series I Shares)
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares(5) (previously Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II Shares)
Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (previously Janus Aspen Series Moderate Allocation Portfolio: Service Shares)
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
MFS Inv Gro Stock, Serv Cl	MFS® Investors Growth Stock Series – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Soc Responsive, Cl S	Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares (previously Oppenheimer Global Securities Fund/VA, Service Shares)
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (previously Oppenheimer Main Street Small- & Mid-Cap Fund®/VA, Service Shares)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb Multi-Asset, Advisor Cl	PIMCO VIT Global Multi-Asset Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  79

Division	Fund

Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IA	Putnam VT Multi-Cap Growth Fund – Class IA Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Third Ave Val	Third Avenue Value Portfolio
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP AC Div Bond, Cl 2	Variable Portfolio – American Century Diversified Bond Fund (Class 2)
VP AC Gro, Cl 2	Variable Portfolio – American Century Growth Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 2	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (previously Columbia Variable Portfolio – Global Inflation Protected Securities Fund (Class 2))
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (previously Columbia Variable Portfolio – Global Inflation Protected Securities Fund (Class 3))
VP Col Wanger Intl Eq, Cl 2	Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)
VP Col Wanger US Eq, Cl 2	Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP DFA Intl Val, Cl 2	Variable Portfolio – DFA International Value Fund (Class 2)
VP EV Floating Rate Inc, Cl 2	Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)
VP Invesco Intl Gro, Cl 2	Variable Portfolio – Invesco International Growth Fund (Class 2)
VP JPM Core Bond, Cl 2	Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)
VP Jennison Mid Cap Gro, Cl 2	Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)
VP Holl Lg Cap Gro, Cl 2	Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (previously Variable Portfolio – Marsico Growth Fund (Class 2))
VP MFS Val, Cl 2	Variable Portfolio – MFS Value Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP MS Global Real Est, Cl 2	Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2)
VP NFJ Divd Val, Cl 2	Variable Portfolio – NFJ Dividend Value Fund (Class 2)
VP Nuveen Winslow Lg Cap Gro, Cl 2	Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP PIMCO Mortgage Backed Sec, Cl 2	Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2)
VP Pyramis Intl Eq, Cl 2	Variable Portfolio – Pyramis® International Equity Fund (Class 2)
VP Sit Divd Gro, Cl 2	Variable Portfolio – Sit Dividend Growth Fund (Class 2) (previously Variable Portfolio – Davis New York Venture Fund (Class 2))
VP Sit Divd Gro, Cl 3	Variable Portfolio – Sit Dividend Growth Fund (Class 3) (previously Variable Portfolio – Davis New York Venture Fund (Class 3))
VP Vty Estb Val, Cl 2	Variable Portfolio – Victory Established Value Fund (Class 2) (previously Variable Portfolio – Goldman Sachs Mid Cap Value Fund (Class 2))
VP Vty Estb Val, Cl 3	Variable Portfolio – Victory Established Value Fund (Class 3) (previously Variable Portfolio – Goldman Sachs Mid Cap Value Fund (Class 3))
VP WF Short Duration Govt, Cl 2	Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF Adv VT Index Asset Alloc, Cl 2	Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2
WF Adv VT Intl Eq, Cl 2	Wells Fargo Advantage VT International Equity Fund – Class 2
WF Adv VT Opp, Cl 2	Wells Fargo Advantage VT Opportunity Fund – Class 2(6)
WF Adv VT Sm Cap Gro, Cl 2	Wells Fargo Advantage VT Small Cap Growth Fund – Class 2

(1)	Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.
(2)	Invesco V.I. Capital Appreciation Fund, Series I Shares merged into Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares changed its name to Invesco V.I. American Franchise Fund, Series I Shares.
(3)	Invesco V.I. Capital Appreciation Fund, Series II Shares merged into Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco V.I. Capital Growth Fund, Series II Shares changed its name to Invesco V.I. American Franchise Fund, Series II Shares.
(4)	Invesco V.I. Capital Development Fund, Series I Shares merged into Invesco V.I. Mid Cap Growth Fund, Series I Shares on April 27, 2012.
(5)	Invesco V.I. Capital Development Fund, Series II Shares merged into Invesco V.I. Mid Cap Growth Fund, Series II Shares on April 27, 2012.
(6)	Wells Fargo Advantage VT Core Equity Fund – Class 2 merged into Wells Fargo Advantage VT Opportunity Fund – Class 2 on Aug. 26, 2011.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the variable life insurance policies.

 80  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the period ended Dec. 31, 2012.

Federal Income Taxes
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

Subsequent Events
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 22, 2013. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.	VARIABLE ACCOUNT EXPENSES
RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.00%, 0.45% or 0.90% of the average daily net assets of each subaccount depending on the product selected.

4.	POLICY CHARGES
A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life of NY is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse RiverSource Life of NY for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life of NY deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life of NY for expenses associated with administering and distributing the policy, including the agents’

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  81

compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life of NY for paying premium taxes imposed by the state of New York.

Each month RiverSource Life of NY deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge a death benefit guarantee charge or a no lapse guarantee charge.

Additional information can be found in the applicable product’s prospectus.

5.	SURRENDER CHARGES
RiverSource Life of NY will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6.	RELATED PARTY TRANSACTIONS
RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s Annual Report.

Fee Agreement:	Fees Paid To:

Investment Management Services Agreement	Columbia Management Investment Advisers, LLC

Administrative Services Agreement	Columbia Management Investment Advisers, LLC

Transfer Agency and Servicing Agreement	Columbia Management Investment Services Corp.

Plan and Agreement of Distribution Pursuant to Rule 12b-1	Columbia Management Investment Distributors, Inc.

7.	INVESTMENT TRANSACTIONS
The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2012 were as follows:

Division	Purchases

AB VPS Gro & Inc, Cl B	$203,809
AB VPS Intl Val, Cl B	401,972
AB VPS Lg Cap Gro, Cl B	59,327
AC VP Intl, Cl I	200,604
AC VP Intl, Cl II	103,179
AC VP Val, Cl I	621,198
AC VP Val, Cl II	162,613
BlackRock Global Alloc, Cl III	76
Calvert VP SRI Bal	41,479
Col VP Bal, Cl 3	547,524
Col VP Cash Mgmt, Cl 2	2,000
Col VP Cash Mgmt, Cl 3	1,107,220
Col VP Div Bond, Cl 2	75
Col VP Div Bond, Cl 3	2,512,432
Col VP Divd Opp, Cl 2	10
Col VP Divd Opp, Cl 3	901,382
Col VP Emer Mkts, Cl 2	75
Col VP Emer Mkts, Cl 3	455,530
Col VP Global Bond, Cl 2	75
Col VP Global Bond, Cl 3	422,852
Col VP Hi Inc, Cl 2	156,228
Col VP Hi Yield Bond, Cl 2	75
Col VP Hi Yield Bond, Cl 3	737,503
Col VP Inc Opp, Cl 2	75
Col VP Inc Opp, Cl 3	367,665
Col VP Intl Opp, Cl 2	75
Col VP Intl Opp, Cl 3	302,043
Col VP Lg Cap Gro, Cl 2	10
Col VP Lg Cap Gro, Cl 3	183,007
Col VP Lg Core Quan, Cl 2	10
Col VP Lg Core Quan, Cl 3	1,131,259
Col VP Limited Duration Cr, Cl 2	75
Col VP Marsico Intl Opp, Cl 2	76
Col VP Mid Cap Gro Opp, Cl 2	10
Col VP Mid Cap Gro Opp, Cl 3	102,794
Col VP Mid Cap Val Opp, Cl 2	10
Col VP Mid Cap Val Opp, Cl 3	112,580
Col VP S&P 500, Cl 3	1,080,009
Col VP Select Lg Cap Val, Cl 2	10
Col VP Select Lg Cap Val, Cl 3	69,303
Col VP Select Sm Cap Val, Cl 2	10
Col VP Select Sm Cap Val, Cl 3	159,523
Col VP US Govt Mtge, Cl 2	75
Col VP US Govt Mtge, Cl 3	607,324
Col VP Strategic Inc, Cl 2	75
CS Commodity Return	151,064
DWS Alt Asset Alloc VIP, Cl B	75
EV VT Floating-Rate Inc	321,147
Fid VIP Contrafund, Serv Cl 2	486,457
Fid VIP Gro & Inc, Serv Cl	758,758
Fid VIP Gro & Inc, Serv Cl 2	227,545
Fid VIP Mid Cap, Serv Cl	1,486,214
Fid VIP Mid Cap, Serv Cl 2	581,087
Fid VIP Overseas, Serv Cl	330,747
Fid VIP Overseas, Serv Cl 2	95,751
FTVIPT Frank Global Real Est, Cl 2	425,114
FTVIPT Frank Sm Cap Val, Cl 2	226,448
FTVIPT Mutual Shares Sec, Cl 2	172,127
GS VIT Mid Cap Val, Inst	628,181
GS VIT Structd Sm Cap Eq, Inst	90,157
GS VIT Structd U.S. Eq, Inst	251,743
Invesco VI Core Eq, Ser I	573,802
Invesco VI Div Divd, Ser I	121,659
Invesco VI Intl Gro, Ser II	227,368
Invesco VI Tech, Ser I	98,772
Invesco VI Am Fran, Ser I	613,637
Invesco VI Am Fran, Ser II	514,450
Invesco VI Comstock, Ser II	44,343
Invesco VI Mid Cap Gro, Ser I	371,763
Invesco VI Mid Cap Gro, Ser II	348,358

 82  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

Division	Purchases

Janus Aspen Enterprise, Serv	$106,233
Janus Aspen Global Tech, Serv	157,500
Janus Aspen Janus, Serv	95,268
Janus Aspen Gbl Alloc Mod, Serv	77
Janus Aspen Overseas, Serv	858,997
MFS Inv Gro Stock, Serv Cl	382,125
MFS New Dis, Serv Cl	427,451
MFS Utilities, Serv Cl	277,576
MS UIF Global Real Est, Cl II	63,521
MS UIF Mid Cap Gro, Cl II	122,233
NB AMT Soc Responsive, Cl S	75
Oppen Global VA, Serv	150,426
Oppen Global Strategic Inc VA, Srv	639,841
Oppen Main St Sm Cap VA, Serv	118,238
PIMCO VIT All Asset, Advisor Cl	836,683
PIMCO VIT Glb Multi-Asset, Advisor Cl	76
Put VT Global Hlth Care, Cl IB	127,906
Put VT Hi Yield, Cl IB	207,253
Put VT Intl Eq, Cl IB	22,678
Put VT Multi-Cap Gro, Cl IA	260,771
Put VT Multi-Cap Gro, Cl IB	95,880
Royce Micro-Cap, Invest Cl	681,720
Third Ave Val	493,859
VP Aggr, Cl 2	1,422,776
VP Aggr, Cl 4	2,128,545
VP AC Div Bond, Cl 2	75
VP AC Gro, Cl 2	10
VP BR Gl Infl Prot Sec, Cl 2	75
VP BR Gl Infl Prot Sec, Cl 3	332,077
VP Col Wanger Intl Eq, Cl 2	75
VP Col Wanger US Eq, Cl 2	10
VP Conserv, Cl 2	476,838
VP Conserv, Cl 4	1,548,470
VP DFA Intl Val, Cl 2	75
VP EV Floating Rate Inc, Cl 2	75
VP Invesco Intl Gro, Cl 2	75
VP JPM Core Bond, Cl 2	75
VP Jennison Mid Cap Gro, Cl 2	10
VP Holl Lg Cap Gro, Cl 2	10
VP MFS Val, Cl 2	10
VP Mod, Cl 2	6,318,942
VP Mod, Cl 4	5,052,706
VP Mod Aggr, Cl 2	4,775,956
VP Mod Aggr, Cl 4	5,336,042
VP Mod Conserv, Cl 2	993,393
VP Mod Conserv, Cl 4	1,144,119
VP MS Global Real Est, Cl 2	75
VP NFJ Divd Val, Cl 2	10
VP Nuveen Winslow Lg Cap Gro, Cl 2	10
VP Ptnrs Sm Cap Gro, Cl 2	10
VP Ptnrs Sm Cap Val, Cl 2	10
VP Ptnrs Sm Cap Val, Cl 3	103,553
VP PIMCO Mortgage Backed Sec, Cl 2	75
VP Pyramis Intl Eq, Cl 2	75
VP Sit Divd Gro, Cl 2	10
VP Sit Divd Gro, Cl 3	72,916
VP Vty Estb Val, Cl 2	10
VP Vty Estb Val, Cl 3	30,873
VP WF Short Duration Govt, Cl 2	75
Wanger Intl	1,105,529
Wanger USA	860,512
WF Adv VT Index Asset Alloc, Cl 2	116,870
WF Adv VT Intl Eq, Cl 2	262,409
WF Adv VT Opp, Cl 2	112,528
WF Adv VT Sm Cap Gro, Cl 2	133,422

8.	ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2012:

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Intl,
Subaccount	Cl B	Cl B	Cl B	Cl I	Cl II

0.00%	$—	$—	$0.98	$—	$—
0.45%	1.73	1.47	1.76	1.76	—
0.90%	1.47	1.35	1.04	1.08	1.77

	AC VP	AC VP	BlackRock	Calvert	Col VP
	Val,	Val,	Global Alloc,	VP SRI	Bal,
Subaccount	Cl I	Cl II	Cl III	Bal	Cl 3

0.00%	$—	$1.00	$1.01	$—	$0.99
0.45%	1.68	—	—	1.64	1.70
0.90%	1.91	1.61	—	1.16	1.19

	Col VP	Col VP	Col VP	Col VP	Col VP
	Cash Mgmt,	Cash Mgmt,	Div Bond,	Div Bond,	Divd Opp,
Subaccount	Cl 2	Cl 3	Cl 2	CI 3	Cl 2

0.00%	$1.00	$—	$1.00	$—	$0.99
0.45%	—	0.98	—	1.39	—
0.90%	—	1.09	—	1.68	—

	Col VP	Col VP	Col VP	Col VP	Col VP
	Divd Opp,	Emer Mkts,	Emer Mkts,	Global Bond,	Global Bond,
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

0.00%	$—	$1.07	$—	$1.01	$—
0.45%	1.75	—	2.18	—	1.33
0.90%	1.77	—	3.08	—	1.97

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  83

	Col VP	Col VP Hi	Col VP Hi	Col VP	Col VP
	Hi Inc,	Yield Bond,	Yield Bond,	Inc Opp,	Inc Opp,
Subaccount	Cl 2	Cl 2	Cl 3	Cl 2	Cl 3

0.00%	$1.02	$1.03	$—	$1.02	$—
0.45%	1.86	—	2.02	—	1.83
0.90%	1.53	—	2.21	—	1.63

	Col VP	Col VP	Col VP	Col VP	Col VP
	Intl Opp,	Intl Opp,	Lg Cap Gro,	Lg Cap Gro,	Lg Core Quan,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.00%	$1.04	$—	$0.99	$—	$0.97
0.45%	—	1.66	—	1.94	—
0.90%	—	0.85	—	0.70	—

	Col VP Lg	Col VP Limited	Col VP Marsico	Col VP Mid	Col VP Mid
	Core Quan,	Duration Cr,	Intl Opp,	Cap Gro Opp,	Cap Gro Opp,
Subaccount	Cl 3	Cl 2	Cl 2	Cl 2	Cl 3

0.00%	$—	$1.00	$1.03	$0.99	$—
0.45%	1.91	—	—	—	2.04
0.90%	0.86	—	—	—	1.50

	Col VP Mid	Col VP Mid	Col VP	Col VP Select	Col VP Select
	Cap Val Opp,	Cap Val Opp,	S&P 500,	Lg Cap Val,	Lg Cap Val,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 2	Cl 3

0.00%	$1.03	$—	$0.99	$1.02	$—
0.45%	—	1.99	1.82	—	1.93
0.90%	—	1.11	1.12	—	1.11

	Col VP Select	Col VP Select	Col VP US	Col VP US	Col VP
	Sm Cap Val,	Sm Cap Val,	Govt Mtge,	Govt Mtge,	Strategic Inc,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.00%	$1.03	$—	$1.00	$—	$1.01
0.45%	—	2.06	—	1.10	—
0.90%	—	1.57	—	1.26	—

	CS	DWS Alt Asset	EV VT	Fid VIP	Fid VIP
	Commodity	Alloc VIP,	Floating-Rate	Contrafund,	Gro & Inc,
Subaccount	Return	Cl B	Inc	Serv Cl 2	Serv Cl

0.00%	$—	$1.01	$—	$0.99	$—
0.45%	1.25	—	1.61	1.91	1.89
0.90%	0.85	—	1.19	1.06	1.22

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,	Overseas,
Subaccount	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2

0.00%	$—	$—	$1.01	$—	$—
0.45%	—	1.92	—	1.60	—
0.90%	1.43	2.40	2.31	1.16	1.64

	FTVIPT Frank	FTVIPT Frank	FTVIPT Mutual	GS VIT	GS VIT Structd
	Global Real Est,	Sm Cap Val,	Shares Sec,	Mid Cap Val,	Sm Cap Eq,
Subaccount	Cl 2	Cl 2	Cl 2	Inst	Inst

0.00%	$—	$1.06	$1.00	$—	$—
0.45%	1.97	2.08	1.65	1.93	2.10
0.90%	2.07	2.57	1.56	2.62	1.66

	GS VIT Structd	Invesco	Invesco	Invesco	Invesco
	U.S. Eq,	VI Core Eq,	VI Div Divd,	VI Intl Gro,	VI Tech,
Subaccount	Inst	Ser I	Ser I	Ser II	Ser I

0.00%	$—	$—	$—	$—	$—
0.45%	1.75	1.70	1.09	1.72	2.08
0.90%	1.06	2.09	1.08	0.96	1.54

 84  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

	Invesco	Invesco	Invesco	Invesco VI	Invesco VI
	VI Am Fran,	VI Am Fran,	VI Comstock,	Mid Cap Gro,	Mid Cap Gro,
Subaccount	Ser I	Ser II	Ser II	Ser I	Ser II

0.00%	$—	$—	$—	$—	$—
0.45%	0.97	—	1.91	0.98	—
0.90%	0.97	0.97	0.97	0.98	0.98

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Enterprise,	Global Tech,	Janus,	Gbl Alloc Mod,	Overseas,
Subaccount	Serv	Serv	Serv	Serv	Serv

0.00%	$—	$—	$1.00	$1.01	$—
0.45%	2.18	2.19	1.79	—	1.77
0.90%	0.98	0.72	1.04	—	1.55

	MFS Inv	MFS	MFS	MS UIF	MS UIF
	Gro Stock,	New Dis,	Utilities,	Global Real Est,	Mid Cap Gro,
Subaccount	Serv Cl	Serv Cl	Serv Cl	Cl II	Cl II

0.00%	$—	$—	$0.99	$—	$1.02
0.45%	1.91	2.57	1.85	2.32	2.20
0.90%	0.89	1.41	3.01	0.93	1.16

	NB AMT	Oppen	Oppen Global	Oppen Main St	PIMCO
	Soc Responsive,	Global VA,	Strategic Inc VA,	Sm Cap VA,	VIT All Asset,
Subaccount	Cl S	Serv	Srv	Serv	Advisor Cl

0.00%	$0.99	$1.05	$—	$1.03	$1.02
0.45%	—	1.92	1.54	2.14	1.65
0.90%	—	1.14	1.43	1.12	1.36

	PIMCO VIT	Put VT Global	Put VT	Put VT	Put VT
	Glb Multi-Asset,	Hlth Care,	Hi Yield,	Intl Eq,	Multi-Cap Gro,
Subaccount	Advisor Cl	Cl IB	Cl IB	Cl IB	Cl IA

0.00%	$1.01	$—	$—	$—	$—
0.45%	—	1.54	1.91	1.56	1.82
0.90%	—	1.60	2.22	1.50	1.61

	Put VT	Royce	Third	VP	VP
	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Subaccount	Cl IB	Invest Cl	Val	Cl 2	Cl 4

0.00%	$—	$—	$—	$1.01	$—
0.45%	1.24	2.06	1.78	1.23	1.23
0.90%	1.23	2.71	2.02	1.21	1.22

	VP AC	VP AC	VP BR Gl	VP BR Gl	VP Col
	Div Bond,	Gro,	Infl Prot Sec,	Infl Prot Sec,	Wanger Intl Eq,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 3	Cl 2

0.00%	$1.00	$0.98	$1.02	$—	$1.03
0.45%	—	—	—	1.28	—
0.90%	—	—	—	1.36	—

	VP Col	VP	VP	VP DFA	VP EV
	Wanger US Eq,	Conserv,	Conserv,	Intl Val,	Floating Rate
Subaccount	Cl 2	Cl 2	Cl 4	Cl 2	Inc, Cl 2

0.00%	$1.04	$1.00	$—	$1.05	$1.01
0.45%	—	1.15	1.15	—	—
0.90%	—	1.14	1.14	—	—

	VP Invesco	VP JPM	VP Jennison	VP Holl	VP MFS
	Intl Gro,	Core Bond,	Mid Cap Gro,	Lg Cap Gro,	Val,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

0.00%	$1.02	$1.00	$1.00	$0.98	$0.99
0.45%	—	—	—	—	—
0.90%	—	—	—	—	—

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  85

	VP	VP	VP Mod	VP Mod	VP Mod
	Mod,	Mod,	Aggr,	Aggr,	Conserv,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

0.00%	$1.01	$—	$1.01	$—	$1.01
0.45%	1.21	1.21	1.22	1.23	1.18
0.90%	1.19	1.20	1.21	1.21	1.16

				VP Nuveen
	VP Mod	VP MS	VP NFJ	Winslow	VP Ptnrs
	Conserv,	Global Real Est,	Divd Val,	Lg Cap Gro,	Sm Cap Gro,
Subaccount	Cl 4	Cl 2	Cl 2	Cl 2	Cl 2

0.00%	$—	$1.06	$0.98	$0.98	$0.98
0.45%	1.18	—	—	—	—
0.90%	1.17	—	—	—	—

			VP PIMCO	VP
	VP Ptnrs	VP Ptnrs	Mortgage	Pyramis	VP Sit
	Sm Cap Val,	Sm Cap Val,	Backed Sec,	Intl Eq,	Divd Gro,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 2	Cl 2

0.00%	$1.03	$—	$1.00	$1.05	$0.99
0.45%	—	1.98	—	—	—
0.90%	—	1.99	—	—	—

	VP Sit	VP Vty	VP Vty	VP WF Short
	Divd Gro,	Estb Val,	Estb Val,	Duration Govt,	Wanger
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Intl

0.00%	$—	$1.01	$—	$1.00	$—
0.45%	1.72	—	1.93	—	2.06
0.90%	0.89	—	1.22	—	2.17

		WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT
	Wanger	Index Asset Alloc,	Intl Eq,	Opp,	Sm Cap Gro,
Subaccount	USA	Cl 2	Cl 2	Cl 2	Cl 2

0.00%	$—	$—	$—	$1.03	$0.96
0.45%	2.14	—	1.47	2.08	2.20
0.90%	2.28	1.58	1.45	1.90	2.14

The following is a summary of units outstanding at Dec. 31, 2012:

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Intl,
Subaccount	Cl B	Cl B	Cl B	Cl I	Cl II

0.00%	—	—	—	—	—
0.45%	1,462	150,529	25,525	176,790	—
0.90%	786,084	2,117,555	59,082	528,612	312,581

Total	787,546	2,268,084	84,607	705,402	312,581

	AC VP	AC VP	BlackRock	Calvert	Col VP
	Val,	Val,	Global Alloc,	VP SRI	Bal,
Subaccount	Cl I	Cl II	Cl III	Bal	Cl 3

0.00%	—	—	—	—	—
0.45%	574,313	—	—	48,437	472,765
0.90%	1,298,767	877,354	—	217,017	10,884,124

Total	1,873,080	877,354	—	265,454	11,356,889

	Col VP	Col VP	Col VP	Col VP	Col VP
	Cash Mgmt,	Cash Mgmt,	Div Bond,	Div Bond,	Divd Opp,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.00%	—	—	—	—	—
0.45%	—	703,446	—	1,193,385	—
0.90%	—	2,759,212	—	5,714,199	—

Total	—	3,462,658	—	6,907,584	—

 86  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

	Col VP	Col VP	Col VP	Col VP	Col VP
	Divd Opp,	Emer Mkts,	Emer Mkts,	Global Bond,	Global Bond,
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

0.00%	—	—	—	—	—
0.45%	768,669	—	209,091	—	250,870
0.90%	5,630,427	—	828,618	—	1,263,573

Total	6,399,096	—	1,037,709	—	1,514,443

	Col VP	Col VP Hi	Col VP Hi	Col VP	Col VP
	Hi Inc,	Yield Bond,	Yield Bond,	Inc Opp,	Inc Opp,
Subaccount	Cl 2	Cl 2	Cl 3	Cl 2	Cl 3

0.00%	—	—	—	—	—
0.45%	14,480	—	187,911	—	64,394
0.90%	294,908	—	1,432,651	—	520,166

Total	309,388	—	1,620,562	—	584,560

	Col VP	Col VP	Col VP	Col VP	Col VP
	Intl Opp,	Intl Opp,	Lg Cap Gro,	Lg Cap Gro,	Lg Core Quan,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.00%	—	—	—	—	—
0.45%	—	158,987	—	133,712	—
0.90%	—	7,634,890	—	1,836,786	—

Total	—	7,793,877	—	1,970,498	—

	Col VP Lg	Col VP Limited	Col VP Marsico	Col VP Mid	Col VP Mid
	Core Quan,	Duration Cr,	Intl Opp,	Cap Gro Opp,	Cap Gro Opp,
Subaccount	Cl 3	Cl 2	Cl 2	Cl 2	Cl 3

0.00%	—	—	—	—	—
0.45%	918,172	—	—	—	64,410
0.90%	20,962,370	—	—	—	245,420

Total	21,880,542	—	—	—	309,830

	Col VP Mid	Col VP Mid	Col VP	Col VP Select	Col VP Select
	Cap Val Opp,	Cap Val Opp,	S&P 500,	Lg Cap Val,	Lg Cap Val,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 2	Cl 3

0.00%	—	—	—	—	—
0.45%	—	17,455	457,281	—	29,695
0.90%	—	263,953	3,410,050	—	79,756

Total	—	281,408	3,867,331	—	109,451

	Col VP Select	Col VP Select	Col VP US	Col VP US	Col VP
	Sm Cap Val,	Sm Cap Val,	Govt Mtge,	Govt Mtge,	Strategic Inc,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.00%	—	—	—	—	—
0.45%	—	63,749	—	356,009	—
0.90%	—	425,561	—	1,899,872	—

Total	—	489,310	—	2,255,881	—

	CS	DWS Alt Asset	EV VT	Fid VIP	Fid VIP
	Commodity	Alloc VIP,	Floating-Rate	Contrafund,	Gro & Inc,
Subaccount	Return	Cl B	Inc	Serv Cl 2	Serv Cl

0.00%	—	—	—	—	—
0.45%	89,755	—	123,089	211,719	661,789
0.90%	685,325	—	702,869	2,323,657	1,926,408

Total	775,080	—	825,958	2,535,376	2,588,197

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  87

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,	Overseas,
Subaccount	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2

0.00%	—	—	—	—	—
0.45%	—	1,008,778	—	241,708	—
0.90%	1,046,869	1,614,488	1,561,277	795,931	493,942

Total	1,046,869	2,623,266	1,561,277	1,037,639	493,942

	FTVIPT Frank	FTVIPT Frank	FTVIPT Mutual	GS VIT	GS VIT Structd
	Global Real Est,	Sm Cap Val,	Shares Sec,	Mid Cap Val,	Sm Cap Eq,
Subaccount	Cl 2	Cl 2	Cl 2	Inst	Inst

0.00%	—	—	—	—	—
0.45%	218,394	141,222	38,732	451,220	64,703
0.90%	1,087,815	698,045	942,061	1,604,148	125,181

Total	1,306,209	839,267	980,793	2,055,368	189,884

	GS VIT Structd	Invesco	Invesco	Invesco	Invesco
	U.S. Eq,	VI Core Eq,	VI Div Divd,	VI Intl Gro,	VI Tech,
Subaccount	Inst	Ser I	Ser I	Ser II	Ser I

0.00%	—	—	—	—	—
0.45%	224,442	472,129	28,022	208,381	10,197
0.90%	1,336,615	4,692,218	276,157	592,442	197,265

Total	1,561,057	5,164,347	304,179	800,823	207,462

	Invesco	Invesco	Invesco	Invesco VI	Invesco VI
	VI Am Fran,	VI Am Fran,	VI Comstock,	Mid Cap Gro,	Mid Cap Gro,
Subaccount	Ser I	Ser II	Ser II	Ser I	Ser II

0.00%	—	—	—	—	—
0.45%	216,386	—	11,659	119,402	—
0.90%	184,777	484,357	239,448	207,427	265,193

Total	401,163	484,357	251,107	326,829	265,193

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Enterprise,	Global Tech,	Janus,	Gbl Alloc Mod,	Overseas,
Subaccount	Serv	Serv	Serv	Serv	Serv

0.00%	—	—	—	—	—
0.45%	124,036	94,302	39,276	—	496,611
0.90%	198,283	1,165,105	408,328	—	1,589,468

Total	322,319	1,259,407	447,604	—	2,086,079

	MFS Inv	MFS	MFS	MS UIF	MS UIF
	Gro Stock,	New Dis,	Utilities,	Global Real Est,	Mid Cap Gro,
Subaccount	Serv Cl	Serv Cl	Serv Cl	Cl II	Cl II

0.00%	—	—	—	—	—
0.45%	273,696	170,968	79,958	11,778	19,389
0.90%	1,559,542	774,788	410,967	268,699	187,036

Total	1,833,238	945,756	490,925	280,477	206,425

	NB AMT	Oppen	Oppen Global	Oppen Main St	PIMCO
	Soc Responsive,	Global VA,	Strategic Inc VA,	Sm Cap VA,	VIT All Asset,
Subaccount	Cl S	Serv	Srv	Serv	Advisor Cl

0.00%	—	—	—	—	—
0.45%	—	16,319	236,213	7,514	252,591
0.90%	—	493,811	1,936,015	304,132	2,325,517

Total	—	510,130	2,172,228	311,646	2,578,108

 88  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

	PIMCO VIT	Put VT Global	Put VT	Put VT	Put VT
	Glb Multi-Asset,	Hlth Care,	Hi Yield,	Intl Eq,	Multi-Cap Gro,
Subaccount	Advisor Cl	Cl IB	Cl IB	Cl IB	Cl IA

0.00%	—	—	—	—	—
0.45%	—	12,059	87,113	5,456	213,439
0.90%	—	200,838	223,387	67,698	4,067,142

Total	—	212,897	310,500	73,154	4,280,581

	Put VT	Royce	Third	VP	VP
	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Subaccount	Cl IB	Invest Cl	Val	Cl 2	Cl 4

0.00%	—	—	—	2,553	—
0.45%	182,572	475,572	596,641	299,967	1,082,258
0.90%	106,345	723,368	860,113	3,217,128	11,411,945

Total	288,917	1,198,940	1,456,754	3,519,648	12,494,203

	VP AC	VP AC	VP BR Gl	VP BR Gl	VP Col
	Div Bond,	Gro,	Infl Prot Sec,	Infl Prot Sec,	Wanger Intl Eq,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 3	Cl 2

0.00%	—	—	—	—	—
0.45%	—	—	—	100,791	—
0.90%	—	—	—	732,552	—

Total	—	—	—	833,343	—

	VP Col	VP	VP	VP DFA	VP EV
	Wanger US Eq,	Conserv,	Conserv,	Intl Val,	Floating Rate Inc,
Subaccount	Cl 2	Cl 2	Cl 4	Cl 2	Cl 2

0.00%	—	—	—	—	—
0.45%	—	76,771	69,473	—	—
0.90%	—	729,674	2,657,276	—	—

Total	—	806,445	2,726,749	—	—

	VP Invesco	VP JPM	VP Jennison	VP Holl	VP MFS
	Intl Gro,	Core Bond,	Mid Cap Gro,	Lg Cap Gro,	Val,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

0.00%	—	—	—	—	—
0.45%	—	—	—	—	—
0.90%	—	—	—	—	—

Total	—	—	—	—	—

	VP	VP	VP Mod	VP Mod	VP Mod
	Mod,	Mod,	Aggr,	Aggr,	Conserv,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

0.00%	—	—	2,631	—	—
0.45%	1,148,260	3,057,316	951,792	5,581,121	217,990
0.90%	11,560,262	30,709,029	9,182,562	33,763,216	1,936,192

Total	12,708,522	33,766,345	10,136,985	39,344,337	2,154,182

				VP Nuveen
	VP Mod	VP MS	VP NFJ	Winslow	VP Ptnrs
	Conserv,	Global Real Est,	Divd Val,	Lg Cap Gro,	Sm Cap Gro,
Subaccount	Cl 4	Cl 2	Cl 2	Cl 2	Cl 2

0.00%	—	—	—	—	—
0.45%	675,224	—	—	—	—
0.90%	4,974,853	—	—	—	—

Total	5,650,077	—	—	—	—

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  89

				VP
	VP Ptnrs	VP Ptnrs	VP PIMCO	Pyramis	VP Sit
	Sm Cap Val,	Sm Cap Val,	Mortgage Backed Sec,	Intl Eq,	Divd Gro,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 2	Cl 2

0.00%	—	—	—	—	—
0.45%	—	13,539	—	—	—
0.90%	—	292,358	—	—	—

Total	—	305,897	—	—	—

	VP Sit	VP Vty	VP Vty	VP WF Short
	Divd Gro,	Estb Val,	Estb Val,	Duration Govt,	Wanger
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Intl

0.00%	—	—	—	—	—
0.45%	17,934	—	10,553	—	299,074
0.90%	400,756	—	67,714	—	1,855,526

Total	418,690	—	78,267	—	2,154,600

		WF Adv VT
		Index	WF Adv VT	WF Adv VT	WF Adv VT
	Wanger	Asset Alloc,	Intl Eq,	Opp,	Sm Cap Gro,
Subaccount	USA	Cl 2	Cl 2	Cl 2	Cl 2

0.00%	—	—	—	—	—
0.45%	374,424	—	183,956	38,460	15,760
0.90%	1,977,516	212,892	506,028	412,106	250,354

Total	2,351,940	212,892	689,984	450,566	266,114

The following is a summary of net assets at Dec. 31, 2012:

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Intl,
Subaccount	Cl B	Cl B	Cl B	Cl I	CI II

0.00%	$—	$—	$126	$—	$—
0.45%	2,533	220,960	44,880	310,217	—
0.90%	1,158,743	2,847,890	61,194	572,730	554,717

Total	$1,161,276	$3,068,850	$106,200	$882,947	$554,717

	AC VP	AC VP	BlackRock	Calvert	Col VP
	Val,	Val,	Global Alloc,	VP SRI	Bal,
Subaccount	Cl I	Cl II	Cl III	Bal	Cl 3

0.00%	$—	$77	$76	$—	$10
0.45%	966,352	—	—	79,395	805,859
0.90%	2,477,914	1,416,011	—	251,791	12,916,293

Total	$3,444,266	$1,416,088	$76	$331,186	$13,722,162

	Col VP	Col VP	Col VP	Col VP	Col VP
	Cash Mgmt,	Cash Mgmt,	Div Bond,	Div Bond,	Divd Opp,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.00%	$2,000	$—	$75	$—	$10
0.45%	—	692,095	—	1,659,430	—
0.90%	—	3,014,263	—	9,602,687	—

Total	$2,000	$3,706,358	$75	$11,262,117	$10

	Col VP	Col VP	Col VP	Col VP	Col VP
	Divd Opp,	Emer Mkts,	Emer Mkts,	Global Bond,	Global Bond,
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

0.00%	$—	$80	$—	$75	$—
0.45%	1,345,362	—	456,177	—	334,544
0.90%	9,985,157	—	2,555,603	—	2,491,610

Total	$11,330,519	$80	$3,011,780	$75	$2,826,154

 90  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

	Col VP	Col VP Hi	Col VP Hi	Col VP	Col VP
	Hi Inc,	Yield Bond,	Yield Bond,	Inc Opp,	Inc Opp,
Subaccount	Cl 2	Cl 2	Cl 3	Cl 2	Cl 3

0.00%	$77	$77	$—	$77	$—
0.45%	26,992	—	378,646	—	117,977
0.90%	451,744	—	3,167,347	—	846,588

Total	$478,813	$77	$3,545,993	$77	$964,565

	Col VP	Col VP	Col VP	Col VP	Col VP
	Intl Opp,	Intl Opp,	Lg Cap Gro,	Lg Cap Gro,	Lg Core Quan,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.00%	$78	$—	$10	$—	$10
0.45%	—	263,429	—	259,403	—
0.90%	—	6,510,646	—	1,278,117	—

Total	$78	$6,774,075	$10	$1,537,520	$10

	Col VP Lg	Col VP Limited	Col VP Marsico	Col VP Mid	Col VP Mid
	Core Quan,	Duration Cr,	Intl Opp,	Cap Gro Opp,	Cap Gro Opp,
Subaccount	Cl 3	Cl 2	Cl 2	Cl 2	Cl 3

0.00%	$—	$75	$79	$10	$—
0.45%	1,756,499	—	—	—	131,514
0.90%	18,066,978	—	—	—	367,985

Total	$19,823,477	$75	$79	$10	$499,499

	Col VP Mid	Col VP Mid	Col VP	Col VP Select	Col VP Select
	Cap Val Opp,	Cap Val Opp,	S&P 500,	Lg Cap Val,	Lg Cap Val,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 2	Cl 3

0.00%	$10	$—	$10	$10	$—
0.45%	—	34,694	831,003	—	57,334
0.90%	—	292,265	3,807,547	—	88,823

Total	$10	$326,959	$4,638,560	$10	$146,157

	Col VP Select	Col VP Select	Col VP US	Col VP US	Col VP
	Sm Cap Val,	Sm Cap Val,	Govt Mtge,	Govt Mtge,	Strategic Inc,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.00%	$10	$—	$75	$—	$76
0.45%	—	131,114	—	390,224	—
0.90%	—	667,876	—	2,399,587	—

Total	$10	$798,990	$75	$2,789,811	$76

	CS	DWS Alt Asset	EV VT	Fid VIP	Fid VIP
	Commodity	Alloc VIP,	Floating-Rate	Contrafund,	Gro & Inc,
Subaccount	Return	Cl B	Inc	Serv Cl 2	Serv Cl

0.00%	$—	$76	$—	$101	$—
0.45%	111,880	—	198,226	405,150	1,250,452
0.90%	581,250	—	832,891	2,462,795	2,355,398

Total	$693,130	$76	$1,031,117	$2,868,046	$3,605,850

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,	Overseas,
Subaccount	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2

0.00%	$—	$—	$129	$—	$—
0.45%	—	1,933,124	—	386,295	—
0.90%	1,497,616	3,875,405	3,600,529	924,119	812,448

Total	$1,497,616	$5,808,529	$3,600,658	$1,310,414	$812,448

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  91

	FTVIPT Frank	FTVIPT Frank	FTVIPT Mutual	GS VIT	GS VIT Structd
	Global Real Est,	Sm Cap Val,	Shares Sec,	Mid Cap Val,	Sm Cap Eq,
Subaccount	Cl 2	Cl 2	Cl 2	Inst	Inst

0.00%	$—	$79	$77	$—	$—
0.45%	429,369	294,418	63,931	872,604	135,671
0.90%	2,247,692	1,793,601	1,473,470	4,197,078	207,984

Total	$2,677,061	$2,088,098	$1,537,478	$5,069,682	$343,655

	GS VIT Structd	Invesco	Invesco	Invesco	Invesco
	U.S. Eq,	VI Core Eq,	VI Div Divd,	VI Intl Gro,	VI Tech,
Subaccount	Inst	Ser I	Ser I	Ser II	Ser I

0.00%	$—	$—	$—	$—	$—
0.45%	391,809	802,083	30,479	359,157	21,247
0.90%	1,416,313	9,829,223	298,117	568,932	304,632

Total	$1,808,122	$10,631,306	$328,596	$928,089	$325,879

	Invesco	Invesco	Invesco	Invesco VI	Invesco VI
	VI Am Fran,	VI Am Fran,	VI Comstock,	Mid Cap Gro,	Mid Cap Gro,
Subaccount	Ser I	Ser II	Ser II	Ser I	Ser II

0.00%	$—	$—	$—	$—	$—
0.45%	210,336	—	22,277	116,915	—
0.90%	179,063	468,496	232,202	202,416	259,024

Total	$389,399	$468,496	$254,479	$319,331	$259,024

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Enterprise,	Global Tech,	Janus,	Gbl Alloc Mod,	Overseas,
Subaccount	Serv	Serv	Serv	Serv	Serv

0.00%	$—	$—	$102	$77	$—
0.45%	270,952	206,770	70,334	—	880,401
0.90%	193,695	841,281	423,433	—	2,465,511

Total	$464,647	$1,048,051	$493,869	$77	$3,345,912

	MFS Inv	MFS	MFS	MS UIF	MS UIF
	Gro Stock,	New Dis,	Utilities,	Global Real Est,	Mid Cap Gro,
Subaccount	Serv Cl	Serv Cl	Serv Cl	Cl II	Cl II

0.00%	$—	$—	$104	$—	$78
0.45%	522,025	439,251	148,198	27,323	42,665
0.90%	1,384,947	1,094,351	1,238,481	250,780	216,269

Total	$1,906,972	$1,533,602	$1,386,783	$278,103	$259,012

	NB AMT	Oppen	Oppen Global	Oppen Main	PIMCO
	Soc Responsive,	Global VA,	Strategic Inc VA,	St Sm Cap VA,	VIT All Asset,
Subaccount	Cl S	Serv	Srv	Serv	Advisor Cl

0.00%	$76	$131	$—	$78	$77
0.45%	—	31,393	363,137	16,066	415,594
0.90%	—	563,197	2,772,942	341,192	3,158,346

Total	$76	$594,721	$3,136,079	$357,336	$3,574,017

	PIMCO VIT
	Glb Multi-Asset,	Put VT Global	Put VT	Put VT	Put VT
	Advisor	Hlth Care,	Hi Yield,	Intl Eq,	Multi-Cap Gro,
Subaccount	Cl	Cl IB	Cl IB	Cl IB	Cl IA

0.00%	$77	$—	$—	$—	$—
0.45%	—	18,617	166,025	8,506	387,967
0.90%	—	321,350	495,243	101,793	6,535,410

Total	$77	$339,967	$661,268	$110,299	$6,923,377

 92  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

	Put VT	Royce	Third	VP	VP
	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Subaccount	Cl IB	Invest Cl	Val	Cl 2	Cl 4

0.00%	$—	$—	$—	$2,584	$—
0.45%	226,946	979,078	1,063,148	368,679	1,332,276
0.90%	130,848	1,957,643	1,736,778	3,905,792	13,875,947

Total	$357,794	$2,936,721	$2,799,926	$4,277,055	$15,208,223

	VP AC	VP AC	VP BR Gl	VP BR Gl	VP Col
	Div Bond,	Gro,	Infl Prot Sec,	Infl Prot Sec,	Wanger Intl Eq,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 3	Cl 2

0.00%	$75	$10	$76	$—	$78
0.45%	—	—	—	129,461	—
0.90%	—	—	—	999,095	—

Total	$75	$10	$76	$1,128,556	$78

	VP Col	VP	VP	VP DFA	VP EV
	Wanger US Eq,	Conserv,	Conserv,	Intl Val,	Floating Rate
Subaccount	Cl 2	Cl 2	Cl 4	Cl 2	Inc, Cl 2

0.00%	$10	$10	$—	$80	$75
0.45%	—	88,364	79,962	—	—
0.90%	—	829,585	3,021,266	—	—

Total	$10	$917,959	$3,101,228	$80	$75

	VP Invesco	VP JPM	VP Jennison	VP Holl	VP MFS
	Intl Gro,	Core Bond,	Mid Cap Gro,	Lg Cap Gro,	Val,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

0.00%	$78	$75	$10	$10	$10
0.45%	—	—	—	—	—
0.90%	—	—	—	—	—

Total	$78	$75	$10	$10	$10

	VP	VP	VP Mod	VP Mod	VP Mod
	Mod,	Mod,	Aggr,	Aggr,	Conserv,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

0.00%	$10	$—	$2,661	$—	$10
0.45%	1,388,609	3,699,997	1,164,178	6,837,339	256,936
0.90%	13,807,968	36,710,175	11,093,344	40,856,140	2,254,182

Total	$15,196,587	$40,410,172	$12,260,183	$47,693,479	$2,511,128

				VP Nuveen
	VP Mod	VP MS	VP NFJ	Winslow	VP Ptnrs
	Conserv,	Global Real Est,	Divd Val,	Lg Cap Gro,	Sm Cap Gro,
Subaccount	Cl 4	Cl 2	Cl 2	Cl 2	Cl 2

0.00%	$—	$79	$10	$10	$10
0.45%	797,882	—	—	—	—
0.90%	5,806,536	—	—	—	—

Total	$6,604,418	$79	$10	$10	$10

	VP Ptnrs		VP PIMCO	VP
	Sm Cap	VP Ptnrs	Mortgage	Pyramis	VP Sit
	Val,	Sm Cap Val,	Backed Sec,	Intl Eq,	Divd Gro,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 2	Cl 2

0.00%	$10	$—	$75	$79	$10
0.45%	—	26,855	—	—	—
0.90%	—	580,222	—	—	—

Total	$10	$607,077	$75	$79	$10

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  93

				VP WF
	VP Sit	VP Vty	VP Vty	Short
	Divd Gro,	Estb Val,	Estb Val,	Duration Govt,	Wanger
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Intl

0.00%	$—	$10	$—	$75	$—
0.45%	30,823	—	20,404	—	617,179
0.90%	356,968	—	82,715	—	4,028,239

Total	$387,791	$10	$103,119	$75	$4,645,418

		WF Adv VT
		Index Asset	WF Adv VT	WF Adv VT	WF Adv VT
	Wanger	Alloc,	Intl Eq,	Opp,	Sm Cap Gro,
Subaccount	USA	Cl 2	Cl 2	Cl 2	Cl 2

0.00%	$—	$—	$—	$78	$78
0.45%	801,816	—	270,703	80,130	34,650
0.90%	4,516,539	335,600	731,754	783,114	534,604

Total	$5,318,355	$335,600	$1,002,457	$863,322	$569,332

 94  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

9.	FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the divisions.

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AB VPS Gro & Inc, Cl B
2012	788	$1.73 to $1.47	$1,161	1.27%	0.45%	to	0.90%	16.72%		to	16.19%
2011	911	$1.48 to $1.27	$1,158	1.08%	0.45%	to	0.90%	5.60%		to	5.12%
2010	969	$1.41 to $1.21	$1,169	—	0.45%	to	0.90%	12.29%		to	11.79%
2009	1,121	$1.25 to $1.08	$1,210	3.63%	0.45%	to	0.90%	23.96	%(5)	to	19.27%
2008	1,051	$0.91 to $0.91	$951	1.79%	0.90%	to	0.90%	(41.23%)		to	(41.23%)

AB VPS Intl Val, Cl B
2012	2,268	$1.47 to $1.35	$3,069	1.41%	0.45%	to	0.90%	13.68%		to	13.17%
2011	2,365	$1.29 to $1.19	$2,821	3.88%	0.45%	to	0.90%	(19.80%)		to	(20.16%)
2010	2,393	$1.61 to $1.49	$3,563	2.45%	0.45%	to	0.90%	3.83%		to	3.37%
2009	4,117	$1.55 to $1.44	$5,929	1.14%	0.45%	to	0.90%	56.91	%(5)	to	33.15%
2008	3,148	$1.08 to $1.08	$3,404	0.82%	0.90%	to	0.90%	(53.70%)		to	(53.70%)

AB VPS Lg Cap Gro, Cl B
2012	85	$0.98 to $1.04	$106	0.03%	0.00%	to	0.90%	2.15	%(11)	to	15.08%
2011	85	$1.52 to $0.90	$91	0.09%	0.45%	to	0.90%	(3.71%)		to	(4.14%)
2010	88	$1.58 to $0.94	$83	0.35%	0.45%	to	0.90%	9.34%		to	8.85%
2009	142	$1.44 to $0.86	$123	—	0.45%	to	0.90%	42.62	%(5)	to	35.88%
2008	101	$0.63 to $0.63	$64	—	0.90%	to	0.90%	(40.36%)		to	(40.36%)

AC VP Intl, Cl I
2012	705	$1.76 to $1.08	$883	0.83%	0.45%	to	0.90%	20.62%		to	20.07%
2011	803	$1.46 to $0.90	$788	1.40%	0.45%	to	0.90%	(12.44%)		to	(12.83%)
2010	926	$1.66 to $1.04	$962	2.57%	0.45%	to	0.90%	12.79%		to	12.28%
2009	1,254	$1.47 to $0.92	$1,156	2.08%	0.45%	to	0.90%	48.72	%(5)	to	32.57%
2008	1,452	$0.70 to $0.70	$1,010	0.92%	0.90%	to	0.90%	(45.32%)		to	(45.32%)

AC VP Intl, Cl II
2012	313	$1.77 to $1.77	$555	0.65%	0.90%	to	0.90%	19.92%		to	19.92%
2011	290	$1.48 to $1.48	$429	1.27%	0.90%	to	0.90%	(12.97%)		to	(12.97%)
2010	294	$1.70 to $1.70	$499	2.14%	0.90%	to	0.90%	12.13%		to	12.13%
2009	299	$1.52 to $1.52	$453	1.89%	0.90%	to	0.90%	32.44%		to	32.44%
2008	288	$1.15 to $1.15	$330	0.64%	0.90%	to	0.90%	(45.39%)		to	(45.39%)

AC VP Val, Cl I
2012	1,873	$1.68 to $1.91	$3,444	1.90%	0.45%	to	0.90%	14.06%		to	13.55%
2011	2,112	$1.48 to $1.68	$3,477	2.03%	0.45%	to	0.90%	0.56%		to	0.11%
2010	2,284	$1.47 to $1.68	$3,833	2.19%	0.45%	to	0.90%	12.92%		to	12.41%
2009	2,628	$1.30 to $1.49	$3,924	5.75%	0.45%	to	0.90%	29.91	%(5)	to	18.79%
2008	2,985	$1.26 to $1.26	$3,752	2.65%	0.90%	to	0.90%	(27.43%)		to	(27.43%)

AC VP Val, Cl II
2012	877	$1.00 to $1.61	$1,416	1.77%	0.00%	to	0.90%	3.49	%(11)	to	13.55%
2011	933	$1.42 to $1.42	$1,327	1.90%	0.90%	to	0.90%	(0.04%)		to	(0.04%)
2010	949	$1.42 to $1.42	$1,350	2.10%	0.90%	to	0.90%	12.02%		to	12.02%
2009	881	$1.27 to $1.27	$1,118	5.30%	0.90%	to	0.90%	18.65%		to	18.65%
2008	836	$1.07 to $1.07	$895	2.43%	0.90%	to	0.90%	(27.46%)		to	(27.46%)

BlackRock Global Alloc, Cl III
2012	—	$1.01 to $1.01	$0	14.24%	0.00%	to	0.00%	2.92	%(11)	to	2.92	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  95

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Calvert VP SRI Bal
2012	265	$1.64 to $1.16	$331	1.15%	0.45%	to	0.90%	10.01%		to	9.52%
2011	325	$1.49 to $1.06	$361	1.26%	0.45%	to	0.90%	4.10%		to	3.63%
2010	364	$1.43 to $1.02	$383	1.32%	0.45%	to	0.90%	11.60%		to	11.09%
2009	418	$1.28 to $0.92	$384	1.85%	0.45%	to	0.90%	27.63	%(5)	to	24.17%
2008	540	$0.74 to $0.74	$400	2.38%	0.90%	to	0.90%	(31.94%)		to	(31.94%)

Col VP Bal, Cl 3
2012	11,357	$0.99 to $1.19	$13,722	—	0.00%	to	0.90%	2.47	%(11)	to	13.23%
2011	12,590	$1.50 to $1.05	$13,337	—	0.45%	to	0.90%	1.93%		to	1.47%
2010	14,247	$1.47 to $1.03	$14,718	—	0.45%	to	0.90%	12.03%		to	11.52%
2009	16,348	$1.31 to $0.93	$15,142	—	0.45%	to	0.90%	30.33	%(5)	to	23.11%
2008	19,230	$0.75 to $0.75	$14,467	0.25%	0.90%	to	0.90%	(30.54%)		to	(30.54%)

Col VP Cash Mgmt, Cl 2
2012	—	$1.00 to $1.00	$2	—	0.00%	to	0.00%	0.00	%(11)	to	0.00	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Cash Mgmt, Cl 3
2012	3,463	$0.98 to $1.09	$3,706	0.01%	0.45%	to	0.90%	(0.44%)		to	(0.88%)
2011	4,270	$0.99 to $1.10	$4,624	0.01%	0.45%	to	0.90%	(0.44%)		to	(0.89%)
2010	4,118	$0.99 to $1.11	$4,581	0.01%	0.45%	to	0.90%	(0.44%)		to	(0.89%)
2009	5,369	$1.00 to $1.12	$6,026	0.07%	0.45%	to	0.90%	(0.30	%)(5)	to	(0.74%)
2008	7,983	$1.13 to $1.13	$9,024	2.26%	0.90%	to	0.90%	1.35%		to	1.35%

Col VP Div Bond, Cl 2
2012	—	$1.00 to $1.00	$0	—	0.00%	to	0.00%	0.18	%(11)	to	0.18	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Div Bond, Cl 3
2012	6,908	$1.39 to $1.68	$11,262	3.84%	0.45%	to	0.90%	7.09%		to	6.59%
2011	7,135	$1.30 to $1.58	$11,053	4.52%	0.45%	to	0.90%	6.21%		to	5.72%
2010	7,560	$1.22 to $1.49	$11,272	4.02%	0.45%	to	0.90%	7.84%		to	7.35%
2009	16,785	$1.13 to $1.39	$23,317	4.01%	0.45%	to	0.90%	13.38	%(5)	to	13.40%
2008	14,554	$1.23 to $1.23	$17,830	0.41%	0.90%	to	0.90%	(7.15%)		to	(7.15%)

Col VP Divd Opp, Cl 2
2012	—	$0.99 to $0.99	$0	—	0.00%	to	0.00%	3.87	%(11)	to	3.87	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Divd Opp, Cl 3
2012	6,399	$1.75 to $1.77	$11,331	—	0.45%	to	0.90%	13.48%		to	12.96%
2011	7,359	$1.54 to $1.57	$11,540	—	0.45%	to	0.90%	(5.43%)		to	(5.86%)
2010	8,131	$1.63 to $1.67	$13,561	—	0.45%	to	0.90%	16.31%		to	15.78%
2009	13,915	$1.40 to $1.44	$20,042	—	0.45%	to	0.90%	39.18	%(5)	to	26.32%
2008	14,276	$1.14 to $1.14	$16,279	0.08%	0.90%	to	0.90%	(41.00%)		to	(41.00%)

 96  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Emer Mkts, Cl 2
2012	—	$1.07 to $1.07	$0	0.62%	0.00%	to	0.00%	7.74	%(11)	to	7.74	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Emer Mkts, Cl 3
2012	1,038	$2.18 to $3.08	$3,012	0.40%	0.45%	to	0.90%	20.05%		to	19.50%
2011	1,053	$1.82 to $2.58	$2,623	1.14%	0.45%	to	0.90%	(21.37%)		to	(21.73%)
2010	1,086	$2.31 to $3.30	$3,580	1.54%	0.45%	to	0.90%	19.22%		to	18.68%
2009	1,859	$1.94 to $2.78	$5,164	0.36%	0.45%	to	0.90%	93.74	%(5)	to	72.52%
2008	2,006	$1.61 to $1.61	$3,231	0.70%	0.90%	to	0.90%	(54.12%)		to	(54.12%)

Col VP Global Bond, Cl 2
2012	—	$1.01 to $1.01	$0	3.71%	0.00%	to	0.00%	0.47	%(11)	to	0.47	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Global Bond, Cl 3
2012	1,514	$1.33 to $1.97	$2,826	2.65%	0.45%	to	0.90%	5.91%		to	5.42%
2011	1,640	$1.26 to $1.87	$2,963	2.89%	0.45%	to	0.90%	4.32%		to	3.84%
2010	1,659	$1.21 to $1.80	$2,984	3.94%	0.45%	to	0.90%	6.11%		to	5.63%
2009	3,799	$1.14 to $1.71	$6,477	1.81%	0.45%	to	0.90%	13.99	%(5)	to	10.38%
2008	3,493	$1.54 to $1.54	$5,396	7.32%	0.90%	to	0.90%	(1.33%)		to	(1.33%)

Col VP Hi Inc, Cl 2
2012	309	$1.02 to $1.53	$479	6.69%	0.00%	to	0.90%	2.89	%(11)	to	13.96%
2011	295	$1.63 to $1.34	$398	6.86%	0.45%	to	0.90%	6.04%		to	5.56%
2010	323	$1.54 to $1.27	$412	7.87%	0.45%	to	0.90%	11.40%		to	10.90%
2009	355	$1.38 to $1.15	$407	10.80%	0.45%	to	0.90%	38.00	%(5)	to	42.62%
2008	219	$0.80 to $0.80	$176	10.58%	0.90%	to	0.90%	(25.43%)		to	(25.43%)

Col VP Hi Yield Bond, Cl 2
2012	—	$1.03 to $1.03	$0	—	0.00%	to	0.00%	3.01	%(11)	to	3.01	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Hi Yield Bond, Cl 3
2012	1,621	$2.02 to $2.21	$3,546	7.19%	0.45%	to	0.90%	15.22%		to	14.69%
2011	1,789	$1.75 to $1.93	$3,425	8.31%	0.45%	to	0.90%	5.21%		to	4.72%
2010	1,927	$1.66 to $1.84	$3,546	9.15%	0.45%	to	0.90%	13.45%		to	12.94%
2009	2,312	$1.47 to $1.63	$3,769	10.39%	0.45%	to	0.90%	48.29	%(5)	to	52.47%
2008	2,371	$1.07 to $1.07	$2,535	0.32%	0.90%	to	0.90%	(25.85%)		to	(25.85%)

Col VP Inc Opp, Cl 2
2012	—	$1.02 to $1.02	$0	—	0.00%	to	0.00%	2.85	%(11)	to	2.85	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  97

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Inc Opp, Cl 3
2012	585	$1.83 to $1.63	$965	6.40%	0.45%	to	0.90%	14.29%		to	13.76%
2011	479	$1.60 to $1.43	$689	9.09%	0.45%	to	0.90%	5.79%		to	5.31%
2010	483	$1.52 to $1.36	$656	3.11%	0.45%	to	0.90%	12.55%		to	12.03%
2009	4,065	$1.35 to $1.21	$4,929	4.99%	0.45%	to	0.90%	34.82	%(5)	to	41.12%
2008	2,138	$0.86 to $0.86	$1,837	0.06%	0.90%	to	0.90%	(19.54%)		to	(19.54%)

Col VP Intl Opp, Cl 2
2012	—	$1.04 to $1.04	$0	3.38%	0.00%	to	0.00%	6.53	%(11)	to	6.53	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Intl Opp, Cl 3
2012	7,794	$1.66 to $0.85	$6,774	1.56%	0.45%	to	0.90%	17.18%		to	16.64%
2011	8,829	$1.41 to $0.73	$6,545	1.33%	0.45%	to	0.90%	(12.80%)		to	(13.20%)
2010	10,001	$1.62 to $0.84	$8,438	1.42%	0.45%	to	0.90%	13.39%		to	12.87%
2009	11,407	$1.43 to $0.75	$8,513	1.57%	0.45%	to	0.90%	44.19	%(5)	to	26.40%
2008	13,515	$0.59 to $0.59	$7,980	2.34%	0.90%	to	0.90%	(40.97%)		to	(40.97%)

Col VP Lg Cap Gro, Cl 2
2012	—	$0.99 to $0.99	$0	—	0.00%	to	0.00%	3.40	%(11)	to	3.40	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Lg Cap Gro, Cl 3
2012	1,970	$1.94 to $0.70	$1,538	—	0.45%	to	0.90%	19.62%		to	19.07%
2011	2,360	$1.62 to $0.58	$1,482	—	0.45%	to	0.90%	(3.66%)		to	(4.09%)
2010	2,792	$1.68 to $0.61	$1,703	—	0.45%	to	0.90%	16.64%		to	16.11%
2009	2,923	$1.44 to $0.52	$1,534	—	0.45%	to	0.90%	42.81	%(5)	to	35.76%
2008	10,135	$0.39 to $0.39	$3,917	0.20%	0.90%	to	0.90%	(44.84%)		to	(44.84%)

Col VP Lg Core Quan, Cl 2
2012	—	$0.97 to $0.97	$0	—	0.00%	to	0.00%	2.81	%(11)	to	2.81	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Lg Core Quan, Cl 3
2012	21,881	$1.91 to $0.86	$19,823	—	0.45%	to	0.90%	13.36%		to	12.84%
2011	24,534	$1.69 to $0.76	$19,343	—	0.45%	to	0.90%	4.76%		to	4.28%
2010	28,233	$1.61 to $0.73	$20,699	—	0.45%	to	0.90%	16.81%		to	16.28%
2009	31,890	$1.38 to $0.63	$20,086	—	0.45%	to	0.90%	36.80	%(5)	to	23.04%
2008	36,252	$0.51 to $0.51	$18,558	0.23%	0.90%	to	0.90%	(42.68%)		to	(42.68%)

Col VP Limited Duration Cr, Cl 2
2012	—	$1.00 to $1.00	$0	—	0.00%	to	0.00%	0.09	%(11)	to	0.09	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

 98  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Marsico Intl Opp, Cl 2
2012	—	$1.03 to $1.03	$0	9.39%	0.00%	to	0.00%	6.55	%(11)	to	6.55	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Mid Cap Gro Opp, Cl 2
2012	—	$0.99 to $0.99	$0	—	0.00%	to	0.00%	3.87	%(11)	to	3.87	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Mid Cap Gro Opp, Cl 3
2012	310	$2.04 to $1.50	$499	—	0.45%	to	0.90%	10.77%		to	10.26%
2011	363	$1.84 to $1.36	$519	—	0.45%	to	0.90%	(15.45%)		to	(15.83%)
2010	405	$2.18 to $1.62	$655	—	0.45%	to	0.90%	25.72%		to	25.15%
2009	584	$1.73 to $1.29	$754	—	0.45%	to	0.90%	70.03	%(5)	to	61.94%
2008	385	$0.80 to $0.80	$307	0.02%	0.90%	to	0.90%	(45.34%)		to	(45.34%)

Col VP Mid Cap Val Opp, Cl 2
2012	—	$1.03 to $1.03	$0	—	0.00%	to	0.00%	5.62	%(11)	to	5.62	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Mid Cap Val Opp, Cl 3
2012	281	$1.99 to $1.11	$327	—	0.45%	to	0.90%	17.93%		to	17.39%
2011	230	$1.69 to $0.94	$223	—	0.45%	to	0.90%	(8.90%)		to	(9.32%)
2010	273	$1.85 to $1.04	$284	—	0.45%	to	0.90%	21.97%		to	21.41%
2009	298	$1.52 to $0.86	$255	—	0.45%	to	0.90%	49.83	%(5)	to	39.68%
2008	322	$0.61 to $0.61	$197	—	0.90%	to	0.90%	(45.60%)		to	(45.60%)

Col VP S&P 500, Cl 3
2012	3,867	$0.99 to $1.12	$4,639	—	0.00%	to	0.90%	3.16	%(11)	to	14.50%
2011	4,345	$1.58 to $0.98	$4,414	—	0.45%	to	0.90%	1.17%		to	0.71%
2010	4,862	$1.56 to $0.97	$4,709	—	0.45%	to	0.90%	14.19%		to	13.67%
2009	5,286	$1.37 to $0.85	$4,503	—	0.45%	to	0.90%	36.77	%(5)	to	24.87%
2008	5,257	$0.68 to $0.68	$3,586	0.08%	0.90%	to	0.90%	(37.66%)		to	(37.66%)

Col VP Select Lg Cap Val, Cl 2
2012	—	$1.02 to $1.02	$0	—	0.00%	to	0.00%	5.05	%(11)	to	5.05	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Select Lg Cap Val, Cl 3
2012	109	$1.93 to $1.11	$146	—	0.45%	to	0.90%	17.95%		to	17.41%
2011	157	$1.64 to $0.95	$149	—	0.45%	to	0.90%	(2.13%)		to	(2.58%)
2010	53	$1.67 to $0.97	$51	—	0.45%	to	0.90%	19.99%		to	19.44%
2009	53	$1.39 to $0.82	$43	—	0.45%	to	0.90%	37.30	%(5)	to	25.00%
2008	67	$0.65 to $0.65	$44	0.05%	0.90%	to	0.90%	(40.00%)		to	(40.00%)

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  99

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Select Sm Cap Val, Cl 2
2012	—	$1.03 to $1.03	$0	—	0.00%	to	0.00%	7.01	%(11)	to	7.01	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Select Sm Cap Val, Cl 3
2012	489	$2.06 to $1.57	$799	—	0.45%	to	0.90%	17.23%		to	16.70%
2011	623	$1.75 to $1.34	$852	—	0.45%	to	0.90%	(8.92%)		to	(9.34%)
2010	660	$1.93 to $1.48	$978	—	0.45%	to	0.90%	26.23%		to	25.66%
2009	663	$1.53 to $1.18	$783	—	0.45%	to	0.90%	52.13	%(5)	to	38.56%
2008	807	$0.85 to $0.85	$688	—	0.90%	to	0.90%	(39.15%)		to	(39.15%)

Col VP US Govt Mtge, Cl 2
2012	—	$1.00 to $1.00	$0	—	0.00%	to	0.00%	0.10	%(11)	to	0.10	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP US Govt Mtge, Cl 3
2012	2,256	$1.10 to $1.26	$2,790	0.94%	0.45%	to	0.90%	1.18%		to	0.70%
2011	2,690	$1.08 to $1.25	$3,331	0.91%	0.45%	to	0.90%	0.93%		to	0.47%
2010	2,763	$1.07 to $1.25	$3,448	0.90%	0.45%	to	0.90%	2.55%		to	2.08%
2009	3,379	$1.05 to $1.22	$4,132	2.98%	0.45%	to	0.90%	4.67	%(5)	to	4.58%
2008	2,710	$1.17 to $1.17	$3,168	0.15%	0.90%	to	0.90%	(3.51%)		to	(3.51%)

Col VP Strategic Inc, Cl 2
2012	—	$1.01 to $1.01	$0	5.21%	0.00%	to	0.00%	1.52	%(11)	to	1.52	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

CS Commodity Return
2012	775	$1.25 to $0.85	$693	—	0.45%	to	0.90%	(2.53%)		to	(2.98%)
2011	890	$1.28 to $0.87	$801	2.51%	0.45%	to	0.90%	(13.04%)		to	(13.43%)
2010	772	$1.47 to $1.01	$780	6.78%	0.45%	to	0.90%	16.14%		to	15.62%
2009	771	$1.27 to $0.87	$674	12.83%	0.45%	to	0.90%	23.31	%(5)	to	18.40%
2008	526	$0.74 to $0.74	$388	1.49%	0.90%	to	0.90%	(34.33%)		to	(34.33%)

DWS Alt Asset Alloc VIP, Cl B
2012	—	$1.01 to $1.01	$0	—	0.00%	to	0.00%	1.61	%(11)	to	1.61	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

EV VT Floating-Rate Inc
2012	826	$1.61 to $1.19	$1,031	4.19%	0.45%	to	0.90%	6.84%		to	6.36%
2011	741	$1.51 to $1.11	$855	4.23%	0.45%	to	0.90%	2.09%		to	1.63%
2010	475	$1.48 to $1.10	$524	4.17%	0.45%	to	0.90%	8.63%		to	8.15%
2009	2,701	$1.36 to $1.01	$2,740	4.76%	0.45%	to	0.90%	35.91	%(5)	to	43.02%
2008	1,484	$0.71 to $0.71	$1,052	5.81%	0.90%	to	0.90%	(27.80%)		to	(27.80%)

 100  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Fid VIP Contrafund, Serv Cl 2
2012	2,535	$0.99 to $1.06	$2,868	1.12%	0.00%	to	0.90%	3.00	%(11)	to	15.10%
2011	2,785	$1.66 to $0.92	$2,655	0.79%	0.45%	to	0.90%	(3.22%)		to	(3.65%)
2010	2,812	$1.71 to $0.96	$2,689	0.90%	0.45%	to	0.90%	16.39%		to	15.88%
2009	4,392	$1.47 to $0.82	$3,623	0.98%	0.45%	to	0.90%	45.16	%(5)	to	34.25%
2008	6,712	$0.61 to $0.61	$4,124	1.26%	0.90%	to	0.90%	(43.21%)		to	(43.21%)

Fid VIP Gro & Inc, Serv Cl
2012	2,588	$1.89 to $1.22	$3,606	2.01%	0.45%	to	0.90%	17.87%		to	17.34%
2011	3,396	$1.60 to $1.04	$3,775	1.58%	0.45%	to	0.90%	1.12%		to	0.66%
2010	4,260	$1.59 to $1.04	$4,412	0.59%	0.45%	to	0.90%	14.15%		to	13.64%
2009	5,008	$1.39 to $0.91	$4,562	0.98%	0.45%	to	0.90%	37.33	%(5)	to	26.02%
2008	5,789	$0.72 to $0.72	$4,185	1.02%	0.90%	to	0.90%	(42.30%)		to	(42.30%)

Fid VIP Gro & Inc, Serv Cl 2
2012	1,047	$1.43 to $1.43	$1,498	2.06%	0.90%	to	0.90%	17.19%		to	17.19%
2011	1,077	$1.22 to $1.22	$1,315	1.56%	0.90%	to	0.90%	0.45%		to	0.45%
2010	1,117	$1.22 to $1.22	$1,357	0.47%	0.90%	to	0.90%	13.52%		to	13.52%
2009	1,164	$1.07 to $1.07	$1,246	0.84%	0.90%	to	0.90%	25.88%		to	25.88%
2008	1,237	$0.85 to $0.85	$1,052	0.96%	0.90%	to	0.90%	(42.42%)		to	(42.42%)

Fid VIP Mid Cap, Serv Cl
2012	2,623	$1.92 to $2.40	$5,809	0.48%	0.45%	to	0.90%	14.23%		to	13.72%
2011	3,089	$1.68 to $2.11	$6,242	0.14%	0.45%	to	0.90%	(11.12%)		to	(11.51%)
2010	3,485	$1.89 to $2.39	$8,309	0.24%	0.45%	to	0.90%	28.12%		to	27.55%
2009	4,605	$1.47 to $1.87	$8,613	0.57%	0.45%	to	0.90%	47.48	%(5)	to	38.76%
2008	5,539	$1.35 to $1.35	$7,464	0.35%	0.90%	to	0.90%	(40.05%)		to	(40.05%)

Fid VIP Mid Cap, Serv Cl 2
2012	1,561	$1.01 to $2.31	$3,601	0.39%	0.00%	to	0.90%	5.05	%(11)	to	13.53%
2011	1,662	$2.03 to $2.03	$3,375	0.02%	0.90%	to	0.90%	(11.65%)		to	(11.65%)
2010	1,833	$2.30 to $2.30	$4,215	0.12%	0.90%	to	0.90%	27.42%		to	27.42%
2009	2,284	$1.80 to $1.80	$4,121	0.46%	0.90%	to	0.90%	38.50%		to	38.50%
2008	2,382	$1.30 to $1.30	$3,103	0.25%	0.90%	to	0.90%	(40.15%)		to	(40.15%)

Fid VIP Overseas, Serv Cl
2012	1,038	$1.60 to $1.16	$1,310	1.75%	0.45%	to	0.90%	20.00%		to	19.46%
2011	1,373	$1.33 to $0.97	$1,375	1.19%	0.45%	to	0.90%	(17.60%)		to	(17.97%)
2010	1,679	$1.62 to $1.18	$1,990	1.29%	0.45%	to	0.90%	12.48%		to	11.98%
2009	1,860	$1.44 to $1.06	$1,968	2.03%	0.45%	to	0.90%	45.20	%(5)	to	25.31%
2008	2,176	$0.84 to $0.84	$1,837	2.25%	0.90%	to	0.90%	(44.37%)		to	(44.37%)

Fid VIP Overseas, Serv Cl 2
2012	494	$1.64 to $1.64	$812	1.77%	0.90%	to	0.90%	19.30%		to	19.30%
2011	495	$1.38 to $1.38	$682	1.17%	0.90%	to	0.90%	(18.08%)		to	(18.08%)
2010	484	$1.68 to $1.68	$815	1.14%	0.90%	to	0.90%	11.82%		to	11.82%
2009	519	$1.51 to $1.51	$782	1.99%	0.90%	to	0.90%	25.09%		to	25.09%
2008	486	$1.20 to $1.20	$585	2.39%	0.90%	to	0.90%	(44.46%)		to	(44.46%)

FTVIPT Frank Global Real Est, Cl 2
2012	1,306	$1.97 to $2.07	$2,677	—	0.45%	to	0.90%	26.84%		to	26.27%
2011	1,382	$1.55 to $1.64	$2,251	7.75%	0.45%	to	0.90%	(6.08%)		to	(6.50%)
2010	1,479	$1.65 to $1.75	$2,588	2.84%	0.45%	to	0.90%	20.42%		to	19.89%
2009	1,630	$1.37 to $1.46	$2,379	13.01%	0.45%	to	0.90%	36.46	%(5)	to	18.02%
2008	1,727	$1.24 to $1.24	$2,137	1.02%	0.90%	to	0.90%	(42.91%)		to	(42.91%)

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  101

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

FTVIPT Frank Sm Cap Val, Cl 2
2012	839	$1.06 to $2.57	$2,088	0.78%	0.00%	to	0.90%	8.77	%(11)	to	17.32%
2011	937	$1.77 to $2.19	$2,008	0.69%	0.45%	to	0.90%	(4.19%)		to	(4.62%)
2010	992	$1.85 to $2.30	$2,278	0.75%	0.45%	to	0.90%	27.65%		to	27.07%
2009	1,039	$1.45 to $1.81	$1,878	1.65%	0.45%	to	0.90%	44.49	%(5)	to	28.00%
2008	1,135	$1.41 to $1.41	$1,602	1.11%	0.90%	to	0.90%	(33.62%)		to	(33.62%)

FTVIPT Mutual Shares Sec, Cl 2
2012	981	$1.00 to $1.56	$1,537	2.01%	0.00%	to	0.90%	3.61	%(11)	to	13.22%
2011	1,081	$1.45 to $1.38	$1,495	2.37%	0.45%	to	0.90%	(1.49%)		to	(1.93%)
2010	1,127	$1.47 to $1.41	$1,587	1.60%	0.45%	to	0.90%	10.70%		to	10.20%
2009	1,056	$1.33 to $1.28	$1,350	2.05%	0.45%	to	0.90%	32.61	%(5)	to	24.92%
2008	996	$1.02 to $1.02	$1,019	3.08%	0.90%	to	0.90%	(37.67%)		to	(37.67%)

GS VIT Mid Cap Val, Inst
2012	2,055	$1.93 to $2.62	$5,070	1.15%	0.45%	to	0.90%	17.93%		to	17.40%
2011	2,316	$1.64 to $2.23	$4,965	0.74%	0.45%	to	0.90%	(6.80%)		to	(7.22%)
2010	2,481	$1.76 to $2.40	$5,958	0.60%	0.45%	to	0.90%	24.44%		to	23.88%
2009	3,665	$1.41 to $1.94	$7,107	1.84%	0.45%	to	0.90%	40.54	%(5)	to	31.96%
2008	3,997	$1.47 to $1.47	$5,873	1.02%	0.90%	to	0.90%	(37.62%)		to	(37.62%)

GS VIT Structd Sm Cap Eq, Inst
2012	190	$2.10 to $1.66	$344	0.95%	0.45%	to	0.90%	12.32%		to	11.82%
2011	339	$1.87 to $1.48	$519	0.83%	0.45%	to	0.90%	0.22%		to	(0.23%)
2010	363	$1.86 to $1.49	$541	0.56%	0.45%	to	0.90%	29.53%		to	28.95%
2009	409	$1.44 to $1.15	$472	1.19%	0.45%	to	0.90%	43.14	%(5)	to	26.53%
2008	425	$0.91 to $0.91	$387	0.64%	0.90%	to	0.90%	(34.62%)		to	(34.62%)

GS VIT Structd U.S. Eq, Inst
2012	1,561	$1.75 to $1.06	$1,808	1.79%	0.45%	to	0.90%	13.94%		to	13.43%
2011	1,748	$1.53 to $0.93	$1,750	1.75%	0.45%	to	0.90%	3.58%		to	3.11%
2010	1,947	$1.48 to $0.91	$1,768	1.41%	0.45%	to	0.90%	12.34%		to	11.83%
2009	2,341	$1.32 to $0.81	$1,896	1.99%	0.45%	to	0.90%	30.79	%(5)	to	20.06%
2008	2,797	$0.67 to $0.67	$1,887	1.42%	0.90%	to	0.90%	(37.56%)		to	(37.56%)

Invesco VI Core Eq, Ser I
2012	5,164	$1.70 to $2.09	$10,631	0.96%	0.45%	to	0.90%	13.37%		to	12.86%
2011	5,707	$1.50 to $1.86	$10,471	0.96%	0.45%	to	0.90%	(0.51%)		to	(0.96%)
2010	6,251	$1.51 to $1.87	$11,709	0.96%	0.45%	to	0.90%	9.07%		to	8.57%
2009	7,110	$1.38 to $1.73	$12,272	1.81%	0.45%	to	0.90%	37.80	%(5)	to	27.15%
2008	8,084	$1.36 to $1.36	$10,975	2.04%	0.90%	to	0.90%	(30.77%)		to	(30.77%)

Invesco VI Div Divd, Ser I
2012	304	$1.09 to $1.08	$329	1.90%	0.45%	to	0.90%	18.19%		to	17.66%
2011	367	$0.92 to $0.92	$337	—	0.45%	to	0.90%	(7.97	%)(9)	to	(8.25	%)(9)
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Invesco VI Intl Gro, Ser II
2012	801	$1.72 to $0.96	$928	1.27%	0.45%	to	0.90%	14.74%		to	14.22%
2011	910	$1.50 to $0.84	$889	1.16%	0.45%	to	0.90%	(7.41%)		to	(7.82%)
2010	1,055	$1.62 to $0.91	$965	0.64%	0.45%	to	0.90%	12.10%		to	11.60%
2009	6,942	$1.45 to $0.82	$5,674	1.91%	0.45%	to	0.90%	44.73	%(5)	to	33.70%
2008	2,638	$0.61 to $0.61	$1,613	0.90%	0.90%	to	0.90%	(41.08%)		to	(41.08%)

 102  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Invesco VI Tech, Ser I
2012	207	$2.08 to $1.54	$326	—	0.45%	to	0.90%	10.78%		to	10.28%
2011	210	$1.88 to $1.40	$301	0.20%	0.45%	to	0.90%	(5.48%)		to	(5.90%)
2010	168	$1.99 to $1.49	$251	—	0.45%	to	0.90%	20.76%		to	20.22%
2009	183	$1.65 to $1.24	$227	—	0.45%	to	0.90%	61.95	%(5)	to	55.99%
2008	69	$0.79 to $0.79	$55	—	0.90%	to	0.90%	(45.00%)		to	(45.00%)

Invesco VI Am Fran, Ser I
2012	401	$0.97 to $0.97	$389	—	0.45%	to	0.90%	(2.80	%)(10)	to	(3.09	%)(10)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Invesco VI Am Fran, Ser II
2012	484	$0.97 to $0.97	$468	—	0.90%	to	0.90%	(3.28	%)(10)	to	(3.28	%)(10)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Invesco VI Comstock, Ser II
2012	251	$1.91 to $0.97	$254	1.54%	0.45%	to	0.90%	18.39%		to	17.85%
2011	263	$1.61 to $0.82	$220	1.48%	0.45%	to	0.90%	(2.55%)		to	(2.98%)
2010	287	$1.66 to $0.85	$244	0.33%	0.45%	to	0.90%	15.17%		to	14.66%
2009	3,178	$1.44 to $0.74	$2,351	4.54%	0.45%	to	0.90%	43.01	%(5)	to	27.26%
2008	3,406	$0.58 to $0.58	$1,980	1.33%	0.90%	to	0.90%	(36.38%)		to	(36.38%)

Invesco VI Mid Cap Gro, Ser I
2012	327	$0.98 to $0.98	$319	—	0.45%	to	0.90%	(2.02	%)(10)	to	(2.32	%)(10)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Invesco VI Mid Cap Gro, Ser II
2012	265	$0.98 to $0.98	$259	—	0.90%	to	0.90%	(2.33	%)(10)	to	(2.33	%)(10)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Janus Aspen Enterprise, Serv
2012	322	$2.18 to $0.98	$465	—	0.45%	to	0.90%	16.46%		to	15.94%
2011	395	$1.88 to $0.84	$442	—	0.45%	to	0.90%	(2.09%)		to	(2.53%)
2010	610	$1.92 to $0.86	$529	—	0.45%	to	0.90%	24.96%		to	24.40%
2009	665	$1.53 to $0.69	$462	—	0.45%	to	0.90%	52.61	%(5)	to	43.15%
2008	805	$0.49 to $0.49	$391	0.06%	0.90%	to	0.90%	(44.36%)		to	(44.36%)

Janus Aspen Global Tech, Serv
2012	1,259	$2.19 to $0.72	$1,048	—	0.45%	to	0.90%	18.61%		to	18.08%
2011	1,829	$1.85 to $0.61	$1,198	—	0.45%	to	0.90%	(9.07%)		to	(9.47%)
2010	1,879	$2.03 to $0.68	$1,269	—	0.45%	to	0.90%	23.84%		to	23.28%
2009	2,011	$1.64 to $0.55	$1,102	—	0.45%	to	0.90%	62.40	%(5)	to	55.49%
2008	1,521	$0.35 to $0.35	$536	0.09%	0.90%	to	0.90%	(44.47%)		to	(44.47%)

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  103

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Janus Aspen Janus, Serv
2012	448	$1.00 to $1.04	$494	0.43%	0.00%	to	0.90%	3.73	%(11)	to	17.22%
2011	567	$1.52 to $0.88	$512	0.44%	0.45%	to	0.90%	(5.96%)		to	(6.38%)
2010	548	$1.62 to $0.95	$518	0.07%	0.45%	to	0.90%	13.74%		to	13.23%
2009	7,009	$1.42 to $0.83	$5,851	0.40%	0.45%	to	0.90%	40.48	%(5)	to	34.79%
2008	5,662	$0.62 to $0.62	$3,507	0.72%	0.90%	to	0.90%	(40.41%)		to	(40.41%)

Janus Aspen Gbl Alloc Mod, Serv
2012	—	$1.01 to $1.01	$0	15.22%	0.00%	to	0.00%	3.12	%(11)	to	3.12	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Janus Aspen Overseas, Serv
2012	2,086	$1.77 to $1.55	$3,346	0.60%	0.45%	to	0.90%	12.67%		to	12.16%
2011	2,495	$1.57 to $1.38	$3,517	0.38%	0.45%	to	0.90%	(32.64%)		to	(32.94%)
2010	2,888	$2.34 to $2.06	$5,958	0.54%	0.45%	to	0.90%	24.46%		to	23.90%
2009	3,449	$1.88 to $1.66	$5,741	0.41%	0.45%	to	0.90%	85.74	%(5)	to	77.47%
2008	3,779	$0.94 to $0.94	$3,544	1.09%	0.90%	to	0.90%	(52.66%)		to	(52.66%)

MFS Inv Gro Stock, Serv Cl
2012	1,833	$1.91 to $0.89	$1,907	0.22%	0.45%	to	0.90%	16.16%		to	15.63%
2011	2,108	$1.64 to $0.77	$1,848	0.26%	0.45%	to	0.90%	(0.08%)		to	(0.53%)
2010	2,475	$1.64 to $0.77	$1,911	0.60%	0.45%	to	0.90%	11.65%		to	11.15%
2009	12,188	$1.47 to $0.69	$8,466	0.13%	0.45%	to	0.90%	46.08	%(5)	to	37.85%
2008	2,248	$0.50 to $0.50	$1,133	0.30%	0.90%	to	0.90%	(37.55%)		to	(37.55%)

MFS New Dis, Serv Cl
2012	946	$2.57 to $1.41	$1,534	—	0.45%	to	0.90%	20.35%		to	19.81%
2011	1,084	$2.13 to $1.18	$1,386	—	0.45%	to	0.90%	(10.90%)		to	(11.30%)
2010	1,286	$2.40 to $1.33	$1,710	—	0.45%	to	0.90%	35.33%		to	34.72%
2009	1,169	$1.77 to $0.99	$1,153	—	0.45%	to	0.90%	75.37	%(5)	to	61.46%
2008	1,094	$0.61 to $0.61	$668	—	0.90%	to	0.90%	(40.06%)		to	(40.06%)

MFS Utilities, Serv Cl
2012	491	$0.99 to $3.01	$1,387	6.32%	0.00%	to	0.90%	4.44	%(11)	to	12.20%
2011	502	$1.64 to $2.69	$1,298	3.10%	0.45%	to	0.90%	6.03%		to	5.55%
2010	475	$1.55 to $2.54	$1,208	3.02%	0.45%	to	0.90%	13.00%		to	12.49%
2009	484	$1.37 to $2.26	$1,095	4.36%	0.45%	to	0.90%	35.47	%(5)	to	31.68%
2008	394	$1.72 to $1.72	$677	1.25%	0.90%	to	0.90%	(38.37%)		to	(38.37%)

MS UIF Global Real Est, Cl II
2012	280	$2.32 to $0.93	$278	0.54%	0.45%	to	0.90%	29.36%		to	28.78%
2011	250	$1.79 to $0.73	$193	3.35%	0.45%	to	0.90%	(10.56%)		to	(10.96%)
2010	250	$2.00 to $0.81	$204	3.47%	0.45%	to	0.90%	21.77%		to	21.22%
2009	1,622	$1.65 to $0.67	$1,090	0.02%	0.45%	to	0.90%	63.95	%(5)	to	40.15%
2008	1,950	$0.48 to $0.48	$934	2.99%	0.90%	to	0.90%	(44.84%)		to	(44.84%)

MS UIF Mid Cap Gro, Cl II
2012	206	$1.02 to $1.16	$259	—	0.00%	to	0.90%	5.45	%(11)	to	7.51%
2011	244	$2.04 to $1.08	$272	0.27%	0.45%	to	0.90%	(7.59%)		to	(8.00%)
2010	210	$2.20 to $1.17	$246	—	0.45%	to	0.90%	31.68%		to	31.09%
2009	152	$1.67 to $0.89	$136	—	0.45%	to	0.90%	65.91	%(5)	to	55.95%
2008	235	$0.57 to $0.57	$135	0.83%	0.90%	to	0.90%	(47.29%)		to	(47.29%)

 104  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

NB AMT Soc Responsive, Cl S
2012	—	$0.99 to $0.99	$0	—	0.00%	to	0.00%	2.98	%(11)	to	2.98	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Oppen Global VA, Serv
2012	510	$1.05 to $1.14	$595	2.00%	0.00%	to	0.90%	7.21	%(11)	to	19.86%
2011	566	$1.60 to $0.95	$547	1.08%	0.45%	to	0.90%	(8.93%)		to	(9.35%)
2010	562	$1.75 to $1.05	$590	0.93%	0.45%	to	0.90%	15.19%		to	14.67%
2009	337	$1.52 to $0.92	$308	1.88%	0.45%	to	0.90%	52.47	%(5)	to	38.10%
2008	231	$0.66 to $0.66	$153	1.08%	0.90%	to	0.90%	(40.87%)		to	(40.87%)

Oppen Global Strategic Inc VA, Srv
2012	2,172	$1.54 to $1.43	$3,136	5.62%	0.45%	to	0.90%	12.64%		to	12.13%
2011	2,251	$1.36 to $1.28	$2,888	2.86%	0.45%	to	0.90%	0.20%		to	(0.25%)
2010	2,445	$1.36 to $1.28	$3,131	14.27%	0.45%	to	0.90%	14.26%		to	13.74%
2009	7,085	$1.19 to $1.13	$7,976	0.22%	0.45%	to	0.90%	19.74	%(5)	to	17.35%
2008	5,686	$0.96 to $0.96	$5,455	2.99%	0.90%	to	0.90%	(15.25%)		to	(15.25%)

Oppen Main St Sm Cap VA, Serv
2012	312	$1.03 to $1.12	$357	0.35%	0.00%	to	0.90%	6.57	%(11)	to	16.61%
2011	309	$1.83 to $0.96	$303	0.40%	0.45%	to	0.90%	(2.82%)		to	(3.26%)
2010	275	$1.88 to $0.99	$273	0.44%	0.45%	to	0.90%	22.50%		to	21.95%
2009	296	$1.53 to $0.82	$242	0.64%	0.45%	to	0.90%	52.02	%(5)	to	35.65%
2008	226	$0.60 to $0.60	$136	0.27%	0.90%	to	0.90%	(38.56%)		to	(38.56%)

PIMCO VIT All Asset, Advisor Cl
2012	2,578	$1.02 to $1.36	$3,574	4.93%	0.00%	to	0.90%	2.66	%(11)	to	13.78%
2011	2,445	$1.44 to $1.19	$2,965	7.64%	0.45%	to	0.90%	1.47%		to	1.01%
2010	2,188	$1.42 to $1.18	$2,587	5.98%	0.45%	to	0.90%	12.50%		to	11.99%
2009	4,921	$1.26 to $1.06	$5,193	7.35%	0.45%	to	0.90%	25.97	%(5)	to	20.34%
2008	4,390	$0.88 to $0.88	$3,850	7.52%	0.90%	to	0.90%	(16.67%)		to	(16.67%)

PIMCO VIT Glb Multi-Asset, Advisor Cl
2012	—	$1.01 to $1.01	$0	8.26%	0.00%	to	0.00%	2.96	%(11)	to	2.96	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Put VT Global Hlth Care, Cl IB
2012	213	$1.54 to $1.60	$340	1.10%	0.45%	to	0.90%	21.72%		to	21.17%
2011	163	$1.27 to $1.32	$215	3.38%	0.45%	to	0.90%	(1.62%)		to	(2.06%)
2010	146	$1.29 to $1.35	$197	1.96%	0.45%	to	0.90%	2.01%		to	1.55%
2009	156	$1.26 to $1.33	$207	10.90%	0.45%	to	0.90%	26.74	%(5)	to	24.87%
2008	159	$1.06 to $1.06	$169	—	0.90%	to	0.90%	(17.81%)		to	(17.81%)

Put VT Hi Yield, Cl IB
2012	311	$1.91 to $2.22	$661	8.02%	0.45%	to	0.90%	15.49%		to	14.96%
2011	361	$1.65 to $1.93	$676	7.98%	0.45%	to	0.90%	1.30%		to	0.84%
2010	395	$1.63 to $1.91	$755	7.93%	0.45%	to	0.90%	13.53%		to	13.02%
2009	499	$1.43 to $1.69	$845	10.55%	0.45%	to	0.90%	43.77	%(5)	to	48.84%
2008	567	$1.14 to $1.14	$645	10.03%	0.90%	to	0.90%	(26.73%)		to	(26.73%)

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  105

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Put VT Intl Eq, Cl IB
2012	73	$1.56 to $1.50	$110	2.21%	0.45%	to	0.90%	21.37%		to	20.82%
2011	80	$1.28 to $1.24	$99	3.39%	0.45%	to	0.90%	(17.30%)		to	(17.68%)
2010	85	$1.55 to $1.51	$128	3.62%	0.45%	to	0.90%	9.53%		to	9.04%
2009	112	$1.42 to $1.39	$155	—	0.45%	to	0.90%	42.55	%(5)	to	23.52%
2008	87	$1.12 to $1.12	$97	2.21%	0.90%	to	0.90%	(44.45%)		to	(44.45%)

Put VT Multi-Cap Gro, Cl IA
2012	4,281	$1.82 to $1.61	$6,923	0.50%	0.45%	to	0.90%	16.56%		to	16.04%
2011	4,642	$1.56 to $1.38	$6,458	0.40%	0.45%	to	0.90%	(5.30%)		to	(5.73%)
2010	5,155	$1.65 to $1.47	$7,574	0.59%	0.45%	to	0.90%	19.34%		to	18.80%
2009	5,843	$1.38 to $1.24	$7,225	0.68%	0.45%	to	0.90%	37.02	%(5)	to	31.30%
2008	6,663	$0.94 to $0.94	$6,276	0.31%	0.90%	to	0.90%	(39.17%)		to	(39.17%)

Put VT Multi-Cap Gro, Cl IB
2012	289	$1.24 to $1.23	$358	0.23%	0.45%	to	0.90%	16.23%		to	15.71%
2011	279	$1.07 to $1.06	$298	0.26%	0.45%	to	0.90%	(5.51%)		to	(5.93%)
2010	311	$1.13 to $1.13	$352	—	0.45%	to	0.90%	13.18	%(8)	to	13.04	%(8)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Royce Micro-Cap, Invest Cl
2012	1,199	$2.06 to $2.71	$2,937	—	0.45%	to	0.90%	7.12%		to	6.64%
2011	1,367	$1.92 to $2.54	$3,309	2.30%	0.45%	to	0.90%	(12.49%)		to	(12.89%)
2010	1,458	$2.20 to $2.91	$4,244	1.83%	0.45%	to	0.90%	29.38%		to	28.80%
2009	1,689	$1.70 to $2.26	$3,820	—	0.45%	to	0.90%	69.16	%(5)	to	56.63%
2008	1,947	$1.44 to $1.44	$2,811	2.29%	0.90%	to	0.90%	(43.78%)		to	(43.78%)

Third Ave Val
2012	1,457	$1.78 to $2.02	$2,800	0.88%	0.45%	to	0.90%	26.76%		to	26.19%
2011	1,615	$1.41 to $1.60	$2,508	1.78%	0.45%	to	0.90%	(21.66%)		to	(22.01%)
2010	1,762	$1.79 to $2.05	$3,612	3.85%	0.45%	to	0.90%	13.55%		to	13.04%
2009	2,126	$1.58 to $1.82	$3,858	—	0.45%	to	0.90%	55.77	%(5)	to	44.05%
2008	2,481	$1.26 to $1.26	$3,126	0.78%	0.90%	to	0.90%	(44.16%)		to	(44.16%)

VP Aggr, Cl 2
2012	3,520	$1.01 to $1.21	$4,277	—	0.00%	to	0.90%	3.67	%(11)	to	12.68%
2011	2,822	$1.09 to $1.08	$3,041	—	0.45%	to	0.90%	(3.53%)		to	(3.97%)
2010	1,262	$1.13 to $1.12	$1,416	—	0.45%	to	0.90%	13.71	%(7)	to	13.37	%(7)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Aggr, Cl 4
2012	12,494	$1.23 to $1.22	$15,208	—	0.45%	to	0.90%	13.18%		to	12.66%
2011	13,033	$1.09 to $1.08	$14,072	—	0.45%	to	0.90%	(3.35%)		to	(3.79%)
2010	13,081	$1.13 to $1.12	$14,675	—	0.45%	to	0.90%	13.71	%(7)	to	13.37	%(7)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP AC Div Bond, Cl 2
2012	—	$1.00 to $1.00	$0	—	0.00%	to	0.00%	(0.00	%)(11)	to	(0.00	%)(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

 106  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP AC Gro, Cl 2
2012	—	$0.98 to $0.98	$0	—	0.00%	to	0.00%	2.82	%(11)	to	2.82	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP BR Gl Infl Prot Sec, Cl 2
2012	—	$1.02 to $1.02	$0	—	0.00%	to	0.00%	0.53	%(11)	to	0.53	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP BR Gl Infl Prot Sec, Cl 3
2012	833	$1.28 to $1.36	$1,129	4.46%	0.45%	to	0.90%	5.14%		to	4.66%
2011	932	$1.22 to $1.30	$1,205	7.25%	0.45%	to	0.90%	9.54%		to	9.04%
2010	819	$1.12 to $1.19	$979	0.78%	0.45%	to	0.90%	3.65%		to	3.19%
2009	5,531	$1.08 to $1.16	$6,404	10.00%	0.45%	to	0.90%	8.15	%(5)	to	5.88%
2008	2,466	$1.09 to $1.09	$2,697	2.58%	0.90%	to	0.90%	(0.76%)		to	(0.76%)

VP Col Wanger Intl Eq, Cl 2
2012	—	$1.03 to $1.03	$0	1.89%	0.00%	to	0.00%	4.80	%(11)	to	4.80	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Col Wanger US Eq, Cl 2
2012	—	$1.04 to $1.04	$0	—	0.00%	to	0.00%	6.66	%(11)	to	6.66	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Conserv, Cl 2
2012	806	$1.00 to $1.14	$918	—	0.00%	to	0.90%	1.04	%(11)	to	6.30%
2011	525	$1.08 to $1.07	$562	—	0.45%	to	0.90%	2.77%		to	2.31%
2010	151	$1.05 to $1.05	$158	—	0.45%	to	0.90%	5.63	%(7)	to	5.32	%(7)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Conserv, Cl 4
2012	2,727	$1.15 to $1.14	$3,101	—	0.45%	to	0.90%	6.80%		to	6.30%
2011	2,044	$1.08 to $1.07	$2,187	—	0.45%	to	0.90%	2.77%		to	2.31%
2010	1,937	$1.05 to $1.05	$2,025	—	0.45%	to	0.90%	5.63	%(7)	to	5.32	%(7)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP DFA Intl Val, Cl 2
2012	—	$1.05 to $1.05	$0	2.61%	0.00%	to	0.00%	8.29	%(11)	to	8.29	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  107

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP EV Floating Rate Inc, Cl 2
2012	—	$1.01 to $1.01	$0	—	0.00%	to	0.00%	0.71	%(11)	to	0.71	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Invesco Intl Gro, Cl 2
2012	—	$1.02 to $1.02	$0	—	0.00%	to	0.00%	5.66	%(11)	to	5.66	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP JPM Core Bond, Cl 2
2012	—	$1.00 to $1.00	$0	—	0.00%	to	0.00%	(0.18	%)(11)	to	(0.18	%)(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Jennison Mid Cap Gro, Cl 2
2012	—	$1.00 to $1.00	$0	—	0.00%	to	0.00%	3.08	%(11)	to	3.08	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Holl Lg Cap Gro, Cl 2
2012	—	$0.98 to $0.98	$0	—	0.00%	to	0.00%	2.66	%(11)	to	2.66	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP MFS Val, Cl 2
2012	—	$0.99 to $0.99	$0	—	0.00%	to	0.00%	3.33	%(11)	to	3.33	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Mod, Cl 2
2012	12,709	$1.01 to $1.19	$15,197	—	0.00%	to	0.90%	2.51	%(11)	to	9.87%
2011	9,258	$1.10 to $1.09	$10,067	—	0.45%	to	0.90%	(0.17%)		to	(0.63%)
2010	3,772	$1.10 to $1.09	$4,127	—	0.45%	to	0.90%	9.89	%(7)	to	9.56	%(7)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Mod, Cl 4
2012	33,766	$1.21 to $1.20	$40,410	—	0.45%	to	0.90%	10.37%		to	9.86%
2011	34,979	$1.10 to $1.09	$38,078	—	0.45%	to	0.90%	(0.08%)		to	(0.54%)
2010	34,763	$1.10 to $1.09	$38,032	—	0.45%	to	0.90%	9.89	%(7)	to	9.56	%(7)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

 108  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP Mod Aggr, Cl 2
2012	10,137	$1.01 to $1.21	$12,260	—	0.00%	to	0.90%	3.08	%(11)	to	11.23%
2011	7,020	$1.09 to $1.09	$7,628	—	0.45%	to	0.90%	(1.87%)		to	(2.32%)
2010	3,107	$1.12 to $1.11	$3,455	—	0.45%	to	0.90%	11.69	%(7)	to	11.35	%(7)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Mod Aggr, Cl 4
2012	39,344	$1.23 to $1.21	$47,693	—	0.45%	to	0.90%	11.72%		to	11.20%
2011	39,406	$1.10 to $1.09	$42,916	—	0.45%	to	0.90%	(1.78%)		to	(2.22%)
2010	39,739	$1.12 to $1.11	$44,226	—	0.45%	to	0.90%	11.79	%(7)	to	11.45	%(7)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Mod Conserv, Cl 2
2012	2,154	$1.01 to $1.16	$2,511	—	0.00%	to	0.90%	1.70	%(11)	to	7.77%
2011	1,568	$1.09 to $1.08	$1,695	—	0.45%	to	0.90%	1.41%		to	0.94%
2010	558	$1.07 to $1.07	$597	—	0.45%	to	0.90%	7.50	%(7)	to	7.17	%(7)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Mod Conserv, Cl 4
2012	5,650	$1.18 to $1.17	$6,604	—	0.45%	to	0.90%	8.34%		to	7.84%
2011	6,197	$1.09 to $1.08	$6,713	—	0.45%	to	0.90%	1.50%		to	1.03%
2010	6,731	$1.07 to $1.07	$7,211	—	0.45%	to	0.90%	7.60	%(7)	to	7.27	%(7)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP MS Global Real Est, Cl 2
2012	—	$1.06 to $1.06	$0	—	0.00%	to	0.00%	6.82	%(11)	to	6.82	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP NFJ Divd Val, Cl 2
2012	—	$0.98 to $0.98	$0	—	0.00%	to	0.00%	3.20	%(11)	to	3.20	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Nuveen Winslow Lg Cap Gro, Cl 2
2012	—	$0.98 to $0.98	$0	—	0.00%	to	0.00%	2.80	%(11)	to	2.80	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Ptnrs Sm Cap Gro, Cl 2
2012	—	$0.98 to $0.98	$0	—	0.00%	to	0.00%	4.94	%(11)	to	4.94	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  109

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP Ptnrs Sm Cap Val, Cl 2
2012	—	$1.03 to $1.03	$0	—	0.00%	to	0.00%	6.73	%(11)	to	6.73	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Ptnrs Sm Cap Val, Cl 3
2012	306	$1.98 to $1.99	$607	—	0.45%	to	0.90%	13.00%		to	12.49%
2011	344	$1.76 to $1.76	$606	—	0.45%	to	0.90%	(4.88%)		to	(5.31%)
2010	358	$1.85 to $1.86	$667	—	0.45%	to	0.90%	23.87%		to	23.31%
2009	2,991	$1.49 to $1.51	$4,521	—	0.45%	to	0.90%	48.03	%(5)	to	35.33%
2008	2,549	$1.12 to $1.12	$2,847	0.06%	0.90%	to	0.90%	(32.19%)		to	(32.19%)

VP PIMCO Mortgage Backed Sec, Cl 2
2012	—	$1.00 to $1.00	$0	—	0.00%	to	0.00%	0.19	%(11)	to	0.19	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Pyramis Intl Eq, Cl 2
2012	—	$1.05 to $1.05	$0	2.13%	0.00%	to	0.00%	6.89	%(11)	to	6.89	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Sit Divd Gro, Cl 2
2012	—	$0.99 to $0.99	$0	—	0.00%	to	0.00%	2.31	%(11)	to	2.31	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Sit Divd Gro, Cl 3
2012	419	$1.72 to $0.89	$388	—	0.45%	to	0.90%	10.19%		to	9.68%
2011	460	$1.56 to $0.81	$390	—	0.45%	to	0.90%	(3.93%)		to	(4.37%)
2010	410	$1.62 to $0.85	$348	—	0.45%	to	0.90%	11.03%		to	10.52%
2009	8,520	$1.46 to $0.77	$6,550	—	0.45%	to	0.90%	44.68	%(5)	to	30.15%
2008	4,123	$0.59 to $0.59	$2,435	0.01%	0.90%	to	0.90%	(39.13%)		to	(39.13%)

VP Vty Estb Val, Cl 2
2012	—	$1.01 to $1.01	$0	—	0.00%	to	0.00%	3.83	%(11)	to	3.83	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Vty Estb Val, Cl 3
2012	78	$1.93 to $1.22	$103	—	0.45%	to	0.90%	16.50%		to	15.96%
2011	115	$1.66 to $1.05	$122	—	0.45%	to	0.90%	(6.86%)		to	(7.28%)
2010	120	$1.78 to $1.14	$137	—	0.45%	to	0.90%	21.32%		to	20.77%
2009	77	$1.47 to $0.94	$73	—	0.45%	to	0.90%	45.45	%(5)	to	35.40%
2008	102	$0.69 to $0.69	$71	—	0.90%	to	0.90%	(37.25%)		to	(37.25%)

 110  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP WF Short Duration Govt, Cl 2
2012	—	$1.00 to $1.00	$0	—	0.00%	to	0.00%	0.00	%(11)	to	0.00	%(11)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Wanger Intl
2012	2,155	$2.06 to $2.17	$4,645	1.19%	0.45%	to	0.90%	21.02%		to	20.47%
2011	2,418	$1.71 to $1.80	$4,340	4.81%	0.45%	to	0.90%	(15.00%)		to	(15.39%)
2010	2,612	$2.01 to $2.13	$5,563	2.16%	0.45%	to	0.90%	24.36%		to	23.80%
2009	4,069	$1.61 to $1.72	$7,000	3.77%	0.45%	to	0.90%	62.35	%(5)	to	48.44%
2008	4,995	$1.16 to $1.16	$5,789	0.94%	0.90%	to	0.90%	(46.09%)		to	(46.09%)

Wanger USA
2012	2,352	$2.14 to $2.28	$5,318	0.31%	0.45%	to	0.90%	19.48%		to	18.93%
2011	2,610	$1.79 to $1.92	$4,984	—	0.45%	to	0.90%	(3.92%)		to	(4.36%)
2010	2,815	$1.87 to $2.01	$5,652	—	0.45%	to	0.90%	22.80%		to	22.25%
2009	4,200	$1.52 to $1.64	$6,898	—	0.45%	to	0.90%	51.36	%(5)	to	40.95%
2008	4,308	$1.17 to $1.17	$5,019	—	0.90%	to	0.90%	(40.23%)		to	(40.23%)

WF Adv VT Index Asset Alloc, Cl 2
2012	213	$1.58 to $1.58	$336	1.49%	0.90%	to	0.90%	12.02%		to	12.02%
2011	175	$1.41 to $1.41	$246	3.26%	0.90%	to	0.90%	5.53%		to	5.53%
2010	163	$1.33 to $1.33	$217	1.76%	0.90%	to	0.90%	12.27%		to	12.27%
2009	186	$1.19 to $1.19	$221	2.01%	0.90%	to	0.90%	14.42%		to	14.42%
2008	247	$1.04 to $1.04	$257	2.42%	0.90%	to	0.90%	(29.75%)		to	(29.75%)

WF Adv VT Intl Eq, Cl 2
2012	690	$1.47 to $1.45	$1,002	1.29%	0.45%	to	0.90%	12.97%		to	12.46%
2011	790	$1.30 to $1.29	$1,017	0.11%	0.45%	to	0.90%	(13.30%)		to	(13.69%)
2010	924	$1.50 to $1.49	$1,377	0.74%	0.45%	to	0.90%	15.98%		to	15.46%
2009	1,101	$1.30 to $1.29	$1,420	3.82%	0.45%	to	0.90%	30.30	%(6)	to	29.79	%(6)
2008	—	— —	—	—	—		—	—			—

WF Adv VT Opp, Cl 2
2012	451	$1.03 to $1.90	$863	0.09%	0.00%	to	0.90%	5.53	%(11)	to	14.48%
2011	535	$1.81 to $1.66	$890	0.08%	0.45%	to	0.90%	(5.94%)		to	(6.36%)
2010	140	$1.93 to $1.77	$247	0.77%	0.45%	to	0.90%	23.20%		to	22.65%
2009	121	$1.56 to $1.45	$175	—	0.45%	to	0.90%	55.37	%(5)	to	46.41%
2008	85	$0.99 to $0.99	$84	2.12%	0.90%	to	0.90%	(40.64%)		to	(40.64%)

WF Adv VT Sm Cap Gro, Cl 2
2012	266	$0.96 to $2.14	$569	—	0.00%	to	0.90%	4.93	%(11)	to	6.90%
2011	302	$2.05 to $2.00	$604	—	0.45%	to	0.90%	(5.02%)		to	(5.45%)
2010	322	$2.16 to $2.11	$681	—	0.45%	to	0.90%	26.20%		to	25.64%
2009	349	$1.71 to $1.68	$587	—	0.45%	to	0.90%	70.90	%(5)	to	51.28%
2008	371	$1.11 to $1.11	$412	—	0.90%	to	0.90%	(41.95%)		to	(41.95%)

(1)	The accumulation unit values and total returns are based on the life insurance policies with the lowest and highest expense ratios.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
(3)	These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The

RIVERSOURCE OF NEW YORK ACCOUNT 8  ■  111

total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
(5)	New subaccount operations commenced on Jan. 23, 2009.
(6)	New subaccount operations commenced on Feb. 13, 2009.
(7)	New subaccount operations commenced on May 7, 2010.
(8)	New subaccount operations commenced on Sept. 24, 2010.
(9)	New subaccount operations commenced on April 29, 2011.
(10)	New subaccount operations commenced on April 27, 2012.
(11)	New subaccount operations commenced on Nov. 19, 2012.

 112  ■  RIVERSOURCE OF NEW YORK ACCOUNT 8

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (the “Company”) as of December 31, 2012 and December 31, 2011, and the related statements of income, statements of comprehensive income, statements of shareholder’s equity and statements of cash flows for each of the two years in the period ended December 31, 2012. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2012 and December 31, 2011, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, the Company changed the manner in which it accounts for deferred acquisition costs in 2012.

Minneapolis, Minnesota

April 18, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying statements of income, comprehensive income, shareholder’s equity and cash flows of RiverSource Life Insurance Co. of New York, (a wholly owned subsidiary of RiverSource Life Insurance Company) (the Company) for the year ended December 31, 2010. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of RiverSource Life Insurance Co. of New York’s operations and its cash flows for the year ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Notes 1 and 3 to the financial statements, in 2012 the Company adopted new accounting guidance related to the deferral of acquisition costs for insurance and annuity products. The accompanying 2010 financial statements have been retrospectively adjusted.

Minneapolis, Minnesota

April 15, 2011; except for Notes 1 and 3, regarding the impact of the adopted new accounting guidance related to the deferral of acquisition costs for insurance and annuity products, as to which the date is April 18, 2013.

RiverSource Life Insurance Co. of New York

BALANCE SHEETS
(in thousands, except share amounts)

December 31,	2012	2011

Assets

Investments:
Available-for-Sale — Fixed maturities, at fair value (amortized cost: 2012, $1,682,636; 2011, $1,683,189)	$1,885,210	$1,836,161
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2012 and 2011, $2,038)	155,292	153,293
Policy loans	39,389	37,367
Other investments	244	204

Total investments	2,080,135	2,027,025
Cash and cash equivalents	30,022	82,180
Restricted cash	3,500	—
Reinsurance recoverables	99,385	92,289
Other receivables	6,721	7,066
Accrued investment income	20,730	21,863
Deferred acquisition costs	127,704	133,032
Deferred sales inducement costs	18,242	21,222
Other assets	75,383	94,454
Separate account assets	3,786,931	3,413,475

Total assets	$6,248,753	$5,892,606

Liabilities and Shareholder’s Equity

Liabilities:
Future policy benefits	$1,971,580	$1,982,149
Policy claims and other policyholders’ funds	7,261	6,753
Other liabilities	86,296	105,079
Separate account liabilities	3,786,931	3,413,475

Total liabilities	5,852,068	5,507,456

Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,751	106,659
Retained earnings	199,190	211,372
Accumulated other comprehensive income, net of tax	88,744	65,119

Total shareholder’s equity	396,685	385,150

Total liabilities and shareholder’s equity	$6,248,753	$5,892,606

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME
(in thousands)

Years Ended December 31,	2012	2011	2010

Revenues

Premiums	$24,515	$23,703	$26,406
Net investment income	97,467	103,556	107,072
Policy and contract charges	90,417	86,822	78,833
Other revenues	16,937	15,743	12,976
Net realized investment gains	463	643	1,646

Total revenues	229,799	230,467	226,933

Benefits and expenses

Benefits, claims, losses and settlement expenses	57,786	66,444	54,542
Interest credited to fixed accounts	55,234	54,676	59,133
Amortization of deferred acquisition costs	19,537	14,686	6,452
Other insurance and operating expenses	44,574	44,693	41,655

Total benefits and expenses	177,131	180,499	161,782

Pretax income	52,668	49,968	65,151
Income tax provision	14,850	11,172	16,639

Net income	$37,818	$38,796	$48,512

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(457)	$(2,587)	$(275)
Portion of gain recognized in other comprehensive income (before taxes)	14	1,787	39

Net impairment losses recognized in net realized investment gains	$(443)	$(800)	$(236)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)

Years Ended December 31,	2012	2011	2010

Net income	$37,818	$38,796	$48,512
Other comprehensive income, net of tax:
Net unrealized securities gains arising during the period	32,542	25,453	39,437
Reclassification of net securities gains included in net income	(301)	(441)	(1,362)
Impact on deferred acquisition costs, deferred sales inducement costs, benefit reserves and reinsurance recoverables from unrealized gains on securities	(8,616)	(8,455)	(21,811)

Total other comprehensive income, net of tax	23,625	16,557	16,264

Total comprehensive income	$61,443	$55,353	$64,776

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY
(in thousands)

		Additional		Accumulated Other
	Common	Paid-in	Retained	Comprehensive
	Stock	Capital	Earnings	Income	Total

Balances at January 1, 2010, previously reported	$2,000	$106,634	$294,112	$30,225	$432,971
Cumulative effect of change in accounting policies, net of tax	—	—	(63,237)	2,073	(61,164)

Balances at January 1, 2010, as adjusted	2,000	106,634	230,875	32,298	371,807
Comprehensive income:
Net income	—	—	48,512	—	48,512
Other comprehensive income, net of tax	—	—	—	16,264	16,264

Total comprehensive income					64,776
Tax adjustment on share-based incentive compensation plan	—	(2)	—	—	(2)
Cash dividends to RiverSource Life Insurance Company	—	—	(28,234)	—	(28,234)

Balances at December 31, 2010	2,000	106,632	251,153	48,562	408,347
Comprehensive income:
Net income	—	—	38,796	—	38,796
Other comprehensive income, net of tax	—	—	—	16,557	16,557

Total comprehensive income					55,353
Tax adjustment on share-based incentive compensation plan	—	27	—	—	27
Cash dividends to RiverSource Life Insurance Company	—	—	(78,577)	—	(78,577)

Balances at December 31, 2011	2,000	106,659	211,372	65,119	385,150
Comprehensive income:
Net income	—	—	37,818	—	37,818
Other comprehensive income, net of tax	—	—	—	23,625	23,625

Total comprehensive income					61,443
Tax adjustment on share-based incentive compensation plan	—	92	—	—	92
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)

Balances at December 31, 2012	$2,000	$106,751	$199,190	$88,744	$396,685

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS
(in thousands)

Years Ended December 31,	2012	2011	2010

Cash Flows from Operating Activities

Net income	$37,818	$38,796	$48,512
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	2,228	(573)	(1,006)
Deferred income tax expense (benefit)	1,077	(4,971)	4,765
Contractholder and policyholder charges, non-cash	(17,661)	(16,856)	(16,958)
Loss (gain) from equity method investments	(40)	29	(120)
Net realized investment gains	(906)	(1,143)	(2,332)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	443	500	686
Change in operating assets and liabilities:
Deferred acquisition costs	2,426	(3,380)	(9,814)
Deferred sales inducement costs	2,539	2,220	(2,116)
Future policy benefits for traditional life, disability income and long term care insurance	19,982	16,043	19,362
Policy claims and other policyholders’ funds	508	(555)	409
Reinsurance recoverables	(8,063)	(9,378)	(9,039)
Other receivables	390	(789)	(442)
Accrued investment income	1,133	170	191
Derivatives collateral, net	(30,180)	43,520	8,290
Other, net	6,671	615	13,392

Net cash provided by operating activities	18,365	64,248	53,780

Cash Flows from Investing Activities

Available-for-Sale securities:
Proceeds from sales	26,975	31,571	66,692
Maturities, sinking fund payments and calls	233,481	199,365	191,306
Purchases	(280,861)	(216,391)	(261,851)
Proceeds from sales, maturities and repayments of commercial mortgage loans	20,771	15,299	15,685
Funding of commercial mortgage loans	(22,769)	(2,127)	—
Proceeds from sale of other investment	—	1,350	—
Change in policy loans, net	(2,022)	(883)	(736)

Net cash provided by (used in) investing activities	(24,425)	28,184	11,096

Cash Flows from Financing Activities

Policyholder and contractholder account values:
Considerations received	92,166	88,870	96,826
Net transfers from (to) separate accounts	(4,851)	2,756	(74,249)
Surrenders and other benefits	(70,134)	(77,709)	(76,215)
Deferred premium options, net	(13,371)	(11,818)	(6,305)
Tax adjustment on share-based incentive compensation plan	92	27	(2)
Cash dividend to RiverSource Life Insurance Company	(50,000)	(78,577)	(28,234)

Net cash used in financing activities	(46,098)	(76,451)	(88,179)

Net increase (decrease) in cash and cash equivalents	(52,158)	15,981	(23,303)
Cash and cash equivalents at beginning of period	82,180	66,199	89,502

Cash and cash equivalents at end of period	$30,022	$82,180	$66,199

Supplemental Disclosures:
Income taxes paid, net	$17,518	$12,023	$18,588
Interest paid on borrowings under repurchase agreements	—	—	86

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.	NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as reconciled in Note 13. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

In the fourth quarter of 2012, the Company made an adjustment to the model which values the reserves related to living benefit guarantees primarily attributable to prior years, which resulted in a $3.3 million pretax benefit, net of deferred acquisition costs (“DAC”) and deferred sales inducement costs (“DSIC”) amortization of $772 thousand. In the second quarter of 2012, the Company made a correction for a tax item related to securities lending activities primarily attributable to prior years, which resulted in a $1.8 million increase to tax expense. Management has determined that the effect of these corrections is not material to all current and previously issued financial statements.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 18, 2013, the date the financial statements were available to be issued.

On January 1, 2012, the Company retrospectively adopted the new accounting standard for DAC for insurance and annuity products. See Note 2 and Note 3 for further information on the new accounting standard and the resulting changes in the Company’s accounting policies on the deferral of acquisition costs.

The following tables present the effect of the change on affected financial statement line items for prior periods retrospectively adjusted.

	December 31, 2011
	Previously	Effect of	As
(in thousands)	Reported	Change	Adjusted

Balance Sheets
Assets
Deferred acquisition costs	$223,942	$(90,910)	$133,032
Total assets	5,983,516	(90,910)	5,892,606

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits	1,982,142	7	1,982,149
Deferred income taxes, net	36,140	(31,836)	4,304
Other liabilities	100,732	43	100,775
Total liabilities	5,539,242	(31,786)	5,507,456
Shareholder’s equity:
Retained earnings	277,305	(65,933)	211,372
Accumulated other comprehensive income, net of tax	58,310	6,809	65,119
Total shareholder’s equity	444,274	(59,124)	385,150
Total liabilities and shareholder’s equity	5,983,516	(90,910)	5,892,606

	December 31, 2010			January 1, 2010

	Previously	Effect of	As	Previously	Effect of	As
(in thousands)	Reported	Change	Adjusted	Reported	Change	Adjusted

Statements of Shareholder’s Equity
Retained earnings	$318,148	$(66,995)	$251,153	$294,112	$(63,237)	$230,875
Accumulated other comprehensive income, net of tax	43,861	4,701	48,562	30,225	2,073	32,298
Total shareholder’s equity	470,641	(62,294)	408,347	432,971	(61,164)	371,807

RiverSource Life Insurance Co. of New York

	Year Ended December 31, 2011			Year Ended December 31, 2010

	Previously	Effect of	As	Previously	Effect of	As
(in thousands)	Reported	Change	Adjusted	Reported	Change	Adjusted

Statements of Income
Revenues
Total revenues	$230,467	$—	$230,467	$226,933	$—	$226,933
Benefits and expenses
Benefits, claims, losses and settlement expenses	66,362	82	66,444	54,540	2	54,542
Interest credited to fixed accounts	54,370	306	54,676	59,135	(2)	59,133
Amortization of deferred acquisition costs	23,825	(9,138)	14,687	7,694	(1,242)	6,452
Other insurance and operating expenses	37,575	7,117	44,692	34,631	7,024	41,655

Total benefits and expenses	182,132	(1,633)	180,499	156,000	5,782	161,782
Pretax income	48,335	1,633	49,968	70,933	(5,782)	65,151
Income tax provision	10,601	571	11,172	18,663	(2,024)	16,639

Net income	$37,734	$1,062	$38,796	$52,270	$(3,758)	$48,512

The Company’s principal products are variable deferred annuities and variable universal life insurance, which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. The Company’s fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. Certain riders are available offering additional benefits, including variable annuity death benefit and living benefit riders.

The Company issues both variable and fixed universal life insurance, traditional life insurance and disability income (“DI”) insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products, in addition to other benefit riders. In 2012, the Company began offering indexed universal life (“IUL”) insurance. IUL is similar to universal life insurance in that it provides life insurance coverage and cash value that increases as a result of credited interest. Also, like universal life insurance, there is a minimum guaranteed credited rate of interest. Unlike universal life insurance, the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the S&P 500 Index (subject to a cap). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

Under the Company’s variable life insurance and variable annuity products described above, except for the purchase of a variable annuity with a living benefit rider, the purchaser may choose a fixed account option that is part of the Company’s “general account”, as well as other options from a variety of portfolios within the separate accounts. Purchasers of variable annuities with a living benefit rider are limited to specified investment options.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves and income taxes. Gains and losses are recognized in the Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the

RiverSource Life Insurance Co. of New York

security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment’s amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income, if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment gains or losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary gains or losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

Commercial Mortgage Loans, net
Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans, less the related allowance for loan losses.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Financing Receivables

Commercial Mortgage Loans
Commercial mortgage loans are stated at amortized cost, net of allowances for loan losses.

Interest income is accrued on the unpaid principal balances of the loans as earned.

RiverSource Life Insurance Co. of New York

Policy Loans
When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal or in accordance with the loan agreement unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses by portfolio based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance required for certain sectors based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Restricted Cash
Total restricted cash at December 31, 2012 and 2011 was $3.5 million and nil, respectively, consisting of cash that has been pledged to counterparties.

RiverSource Life Insurance Co. of New York

Reinsurance
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI ceded on a coinsurance basis, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges.

In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC asset valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders’ funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 7 for additional information on reinsurance.

Derivative Instruments and Hedging Activities
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity components of IUL obligations are considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefit (“GMAB”) and guaranteed minimum withdrawal benefit (“GMWB”) provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 11 for information regarding the Company’s fair value measurement of derivative instruments and Note 14 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs
The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized by the Company include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial, advisors and employees and third-party distributers is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity

RiverSource Life Insurance Co. of New York

contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Costs deferred as DAC are amortized over time. For annuity and universal life (“UL”) contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management’s best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life (“VUL”) insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Deferred Sales Inducement Costs
Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets

RiverSource Life Insurance Co. of New York

accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

Future Policy Benefits and Policy Claims and Other Policyholders’ Funds

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders’ funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (“GMDB”) provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity payout based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 11 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. Significant assumptions made in projecting future benefits and fees relate to persistency and benefit utilization. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders’ funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

RiverSource Life Insurance Co. of New York

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 8 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Changes in future policy benefits and policy claims and other policyholders’ funds are reflected in earnings in the period adjustments are made.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Sources of Revenue
The Company’s principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities, commercial mortgage loans, policy loans and cash and cash equivalents; the changes in fair value of certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for premiums and discounts on all performing fixed maturity securities so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, net of reinsurance premiums and cost of reinsurance for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company’s separate

RiverSource Life Insurance Co. of New York

account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains
Net realized investment gains primarily include realized gains and losses on the sale of securities and charges for the other-than-temporary impairments of investments related to credit losses. Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Other Insurance and Operating Expenses
Other insurance and operating expenses include expenses allocated to the Company from Ameriprise Financial and RiverSource Life for the Company’s share of compensation, professional and consultant fees, and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

Income Taxes
The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets. Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2012 and 2011.

3.	RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Comprehensive Income
In June 2011, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to the presentation of comprehensive income. The standard requires entities to present all nonowner changes in stockholders’ equity either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The standard is effective for interim and annual periods beginning after December 15, 2011. The Company retrospectively adopted the standard in 2012. The adoption of the standard did not impact the Company’s financial condition and results of operations. See the Company’s Statements of Comprehensive Income for the newly required statements.

Fair Value
In May 2011, the FASB updated the accounting standards related to fair value measurement and disclosure requirements. The standard requires entities, for assets and liabilities measured at fair value in the statement of financial position which are Level 3 fair value measurements, to disclose quantitative information about unobservable inputs and assumptions used in the measurements, a description of the valuation processes in place, and a qualitative discussion about the sensitivity of the measurements to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. In addition, the standard requires disclosure of fair value by level within the fair value hierarchy for each class of assets and liabilities not measured at fair value in the statement of financial position but for which the fair value is disclosed. The standard is effective for interim and annual periods beginning on or after

RiverSource Life Insurance Co. of New York

December 15, 2011. The Company adopted the standard in 2012. The adoption of the standard did not impact the Company’s financial condition and results of operations. See Note 11 for the required disclosures.

Transfers and Servicing: Reconsideration of Effective Control for Repurchase Agreements
In April 2011, the FASB updated the accounting standards related to accounting for repurchase agreements and other similar agreements. The standard modifies the criteria for determining when these transactions would be accounted for as secured borrowings as opposed to sales. The standard is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. The Company adopted the standard in 2012. The adoption of the standard did not impact the Company’s financial condition and results of operations.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts
In October 2010, the FASB updated the accounting standard for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts are capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees’ compensation and benefits directly related to time spent performing acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and contract selling) for a contract that has been acquired, (iii) other costs related to acquisition activities that would not have been incurred had the acquisition of the contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other acquisition related costs are expensed as incurred. The Company retrospectively adopted the new standard on January 1, 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted and Note 2 for the Company’s accounting policies on DAC.

Receivables
In April 2011, the FASB updated the accounting standards for troubled debt restructurings. The new standard includes indicators that a lender should consider in determining whether a borrower is experiencing financial difficulties and provides clarification for determining whether the lender has granted a concession to the borrower. The standard sets the effective dates for troubled debt restructuring disclosures required by recent guidance on credit quality disclosures. The standard is effective for interim and annual periods beginning on or after June 15, 2011, and is to be applied retrospectively to modifications occurring on or after the beginning of the annual period of adoption. For purposes of measuring impairments of receivables that are considered impaired as a result of applying the new guidance, the standard should be applied prospectively for the interim or annual period beginning on or after June 15, 2011. The Company adopted the standard in 2011. The adoption did not have any effect on the Company’s financial condition and results of operations. See Note 5 for the required disclosures.

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosures on fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presents activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures on the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. The Company adopted the standard in 2010, except for the additional disclosures related to the Level 3 rollforward, which the Company adopted in 2011. The adoption did not impact the Company’s financial condition and results of operations. See Note 11 for the required disclosures.

Future Adoption of New Accounting Standards

Comprehensive Income
In February 2013, the FASB updated the accounting standard related to comprehensive income. The update requires entities to provide information about significant amounts reclassified out of accumulated other comprehensive income. The standard is effective for interim and annual periods beginning after December 15, 2012 and is required to be applied prospectively. The adoption of the standard will not impact the Company’s financial condition and results of operations.

Balance Sheet
In December 2011, the FASB updated the accounting standards to require new disclosures about offsetting assets and liabilities. The standard requires an entity to disclose both gross and net information about certain financial instruments and transactions subject to master netting arrangements (or similar agreements) or eligible for offset in the statement of financial position. The standard is effective for interim and annual periods beginning on or after January 1, 2013 on a retrospective basis. The adoption of the standard is not expected to impact the Company’s financial condition and results of operations.

RiverSource Life Insurance Co. of New York

4.	INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in thousands)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$1,159,474	$155,481	$(1,145)	$1,313,810	$2
Residential mortgage backed securities	195,099	12,292	(1,454)	205,937	(960)
Commercial mortgage backed securities	173,058	13,449	(57)	186,450	—
State and municipal obligations	85,901	19,197	—	105,098	—
Asset backed securities	61,388	3,986	(245)	65,129	—
U.S. government and agencies obligations	4,175	290	—	4,465	—
Foreign government bonds and obligations	3,541	780	—	4,321	—

Total	$1,682,636	$205,475	$(2,901)	$1,885,210	$(958)

	December 31, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in thousands)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$1,111,888	$122,055	$(5,658)	$1,228,285	$—
Residential mortgage backed securities	221,299	11,358	(6,296)	226,361	(2,003)
Commercial mortgage backed securities	201,865	13,409	—	215,274	—
State and municipal obligations	86,592	14,082	—	100,674	—
Asset backed securities	50,943	3,462	(82)	54,323	—
U.S. government and agencies obligations	6,808	159	(10)	6,957	—
Foreign government bonds and obligations	3,794	512	(19)	4,287	—

Total	$1,683,189	$165,037	$(12,065)	$1,836,161	$(2,003)

(1)	Represents the amount of other-than-temporary impairment (“OTTI”) losses in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

At both December 31, 2012 and 2011, fixed maturity securities comprised approximately 91% of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2012 and 2011, approximately $121.8 million and $72.9 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2012			December 31, 2011
			Percent of			Percent of
	Amortized	Fair	Total Fair	Amortized	Fair	Total Fair
Ratings (in thousands, except percentages)	Cost	Value	Value	Cost	Value	Value

AAA	$365,730	$395,742	21%	$419,944	$451,021	24%
AA	84,505	101,192	5	106,426	118,091	6
A	329,686	366,516	20	260,218	285,900	16
BBB	796,182	912,696	48	783,338	873,970	48
Below investment grade	106,533	109,064	6	113,263	107,179	6

Total fixed maturities	$1,682,636	$1,885,210	100%	$1,683,189	$1,836,161	100%

At December 31, 2012 and 2011, approximately 36% and 37%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of total equity.

RiverSource Life Insurance Co. of New York

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

(in thousands, except	December 31, 2012
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities:	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	34	$86,134	$(1,064)	2	$3,690	$(81)	36	$89,824	$(1,145)
Residential mortgage backed securities	1	3	—	15	21,153	(1,454)	16	21,156	(1,454)
Commercial mortgage backed securities	1	7,117	(57)	—	—	—	1	7,117	(57)
Asset backed securities	1	4,857	(45)	1	8,600	(200)	2	13,457	(245)

Total	37	$98,111	$(1,166)	18	$33,443	$(1,735)	55	$131,554	$(2,901)

(in thousands, except	December 31, 2011
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities:	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	36	$92,451	$(3,707)	1	$9,263	$(1,951)	37	$101,714	$(5,658)
Residential mortgage backed securities	9	19,446	(984)	15	21,021	(5,312)	24	40,467	(6,296)
Asset backed securities	1	8,600	(82)	—	—	—	1	8,600	(82)
U.S. government and agencies obligations	—	—	—	1	4,497	(10)	1	4,497	(10)
Foreign government bonds and obligations	2	527	(19)	—	—	—	2	527	(19)

Total	48	$121,024	$(4,792)	17	$34,781	$(7,273)	65	$155,805	$(12,065)

As part of the Company’s ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to movement in credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Beginning balance	$2,727	$1,927	$1,894
Credit losses for which an other-than-temporary impairment was not previously recognized	36	646	—
Credit losses for which an other-than-temporary impairment was previously recognized	407	154	33
Reductions for securities sold during the period (realized)	(1,871)	—	—

Ending balance	$1,299	$2,727	$1,927

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York

The following table presents a rollforward of the net unrealized securities gains on Available-for-Sale securities included in accumulated other comprehensive income:

			Accumulated Other
	Net		Comprehensive Income
	Unrealized		Related to Net
	Securities	Deferred	Unrealized Securities
(in thousands)	Gains	Income Tax	Gains

Balance at January 1, 2010	$46,452	$(16,227)	$30,225 (2)
Cumulative effect of accounting change	3,189	(1,116)	2,073 (1)
Net unrealized securities gains arising during the period(2)	60,672	(21,235)	39,437
Reclassification of net securities gains included in net income	(2,096)	734	(1,362)
Impact on DAC, DSIC, benefit reserves and reinsurance recoverables	(33,506)	11,695	(21,811)

Balance at December 31, 2010	74,711	(26,149)	48,562 (3)
Net unrealized securities gains arising during the period(2)	39,159	(13,706)	25,453
Reclassification of net securities gains included in net income	(678)	237	(441)
Impact on DAC, DSIC, benefit reserves and reinsurance recoverables	(13,008)	4,553	(8,455)

Balance at December 31, 2011	100,184	(35,065)	65,119 (3)
Net unrealized securities gains arising during the period(2)	50,065	(17,523)	32,542
Reclassification of net securities gains included in net income	(463)	162	(301)
Impact on DAC, DSIC, benefit reserves and reinsurance recoverables	(13,256)	4,640	(8,616)

Balance at December 31, 2012	$136,530	$(47,786)	$88,744 (3)

(1)	The Company retrospectively adopted a new accounting standard on January 1, 2012 for DAC. See Note 1 and Note 2 for additional information on the adoption impact.
(2)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.
(3)	Includes $(544) thousand, $(1.1) million and $(84) thousand, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2012, 2011 and 2010, respectively.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Gross realized investment gains	$1,086	$2,036	$2,636
Gross realized investment losses	(180)	(558)	(304)
Other-than-temporary impairments	(443)	(800)	(236)

Total	$463	$678	$2,096

Other-than-temporary impairments for the years ended December 31, 2012 and 2011 primarily related to credit losses on non-agency residential mortgage backed securities. Other-than-temporary impairments for the year ended December 31, 2010 primarily related to credit losses on non-agency residential mortgage backed securities as well as corporate debt securities in the gaming industry.

Available-for-Sale securities by contractual maturity at December 31, 2012 were as follows:

	Amortized	Fair
(in thousands)	Cost	Value

Due within one year	$109,222	$110,913
Due after one year through five years	362,253	387,061
Due after five years through 10 years	538,193	605,704
Due after 10 years	243,423	324,016

	1,253,091	1,427,694

Residential mortgage backed securities	195,099	205,937
Commercial mortgage backed securities	173,058	186,450
Asset backed securities	61,388	65,129

Total	$1,682,636	$1,885,210

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

At December 31, 2012 and 2011, bonds carried at $307 thousand and $321 thousand, respectively, were on deposit with the State of New York as required by law.

RiverSource Life Insurance Co. of New York

Net investment income is summarized as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Income on fixed maturities	$88,409	$95,378	$97,813
Income on commercial mortgage loans	8,972	9,496	10,576
Income on policy loans and other investments	2,120	2,042	1,862

	99,501	106,916	110,251
Less: investment expenses	2,034	3,360	3,179

Total	$97,467	$103,556	$107,072

Net realized investment gains are summarized as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Fixed maturities	$463	$678	$2,096
Commercial mortgage loans	—	(36)	(450)
Cash equivalents	—	1	—

Total	$463	$643	$1,646

5.	FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans. Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

Allowance for Loan Losses

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,

(in thousands)	2012	2011	2010

Commercial Mortgage Loans
Beginning balance	$2,038	$2,538	$2,088
Charge-offs	—	(500)	—
Provisions	—	—	450

Ending balance	$2,038	$2,038	$2,538

Individually evaluated for impairment	$—	$—	$500
Collectively evaluated for impairment	2,038	2,038	2038

The recorded investment in financing receivables by impairment method was as follows:

	December 31,

(in thousands)	2012	2011

Commercial Mortgage Loans
Individually evaluated for impairment	$1,671	$—
Collectively evaluated for impairment	155,659	155,331

Total	$157,330	$155,331

As of December 31, 2012 and 2011, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $1.7 million and nil, respectively.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil as of both December 31, 2012 and 2011. All other loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 1% and nil of total commercial mortgage loans at December 31, 2012 and 2011, respectively. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to

RiverSource Life Insurance Co. of New York

become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	December 31, 2012			December 31, 2011

		Percent of	Funding		Percent of	Funding
(in thousands, except percentages)	Loans	Loans	Commitments	Loans	Loans	Commitments

South Atlantic	$43,744	28%	$2,600	$34,768	23%	$—
Mountain	22,905	14	1,500	21,795	14	2,400
Pacific	20,484	13	—	22,107	14	—
East North Central	20,276	13	—	26,527	17	—
Middle Atlantic	16,999	11	—	17,138	11	—
New England	13,717	9	—	14,503	9	—
East South Central	11,204	7	—	9,524	6	—
West North Central	5,918	4	—	4,101	3	—
West South Central	2,083	1	—	4,868	3	—

	157,330	100%	$4,100	155,331	100%	$2,400

Less: allowance for loan losses	2,038			2,038

Total	$155,292			$153,293

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	December 31, 2012			December 31, 2011

		Percent of	Funding		Percent of	Funding
(in thousands, except percentages)	Loans	Loans	Commitments	Loans	Loans	Commitments

Industrial	$44,383	28%	$1,500	$42,582	27%	$1,300
Retail	38,101	24	1,100	38,676	25	—
Office	35,384	22	—	42,358	27	1,100
Apartments	28,675	18	—	22,650	15	—
Hotel	3,752	3	—	4,020	3	—
Mixed Use	2,841	2	—	2,958	2	—
Other	4,194	3	1,500	2,087	1	—

	157,330	100%	$4,100	155,331	100%	$2,400

Less: allowance for loan losses	2,038			2,038

Total	$155,292			$153,293

6.	DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The Company retrospectively adopted a new accounting standard for DAC in 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted.

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact in the third quarter of 2012 and 2011 primarily reflected the low interest rate environment and for 2012, the assumption of continued low interest rates over the near-term. As part of the third quarter 2010 process, management extended the projection periods used for its annuity products and revised client asset value growth rates assumed for variable annuity and VUL contracts.

The balances of and changes in DAC (subsequent to the adjustment for the new accounting standard) were as follows:

(in thousands)	2012	2011	2010

Balance at January 1	$133,032	$132,603	$128,741
Capitalization of acquisition costs	17,111	18,066	16,266
Amortization, excluding the impact of valuation assumptions review	(18,337)	(12,486)	(15,752)
Amortization, impact of valuation assumptions review	(1,200)	(2,200)	9,300
Impact of change in net unrealized securities gains	(2,902)	(2,951)	(5,952)

Balance at December 31	$127,704	$133,032	$132,603

RiverSource Life Insurance Co. of New York

The balances of and changes in DSIC were as follows:

(in thousands)	2012	2011	2010

Balance at January 1	$21,222	$23,947	$22,919
Capitalization of sales inducement costs	523	588	2,460
Amortization, excluding the impact of valuation assumptions review	(2,262)	(2,408)	(2,744)
Amortization, impact of valuation assumptions review	(800)	(400)	2,400
Impact of change in net unrealized securities gains	(441)	(505)	(1,088)

Balance at December 31	$18,242	$21,222	$23,947

7.	REINSURANCE

Generally, the Company currently reinsures 90% of the death benefit liability related to almost all individual fixed and variable universal life and term life insurance products. As a result, the Company typically retains and is at risk for 10% of each policy’s death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. The Company began reinsuring risks at this level in 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, the Company, for 1996 and later issues, ceded 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retained the remaining risk.

The Company also has life insurance risk previously assumed under a reinsurance arrangement with an unaffiliated insurance company.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in August 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2012 and 2011, traditional life and universal life insurance in force aggregated $10.9 billion and $11.0 billion, respectively, of which $7.3 billion and $7.1 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Direct premiums	$31,083	$34,635	$36,261
Reinsurance ceded	(6,568)	(10,932)	(9,855)

Net premiums	$24,515	$23,703	$26,406

Policy and contract charges are presented on the Statements of Income net of $9.1 million, $3.6 million and $3.2 million of reinsurance ceded for the years ended December 31, 2012, 2011 and 2010, respectively.

Reinsurance recovered from reinsurers was $7.5 million, $5.8 million and $3.2 million for the years ended December 31, 2012, 2011 and 2010, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $72.9 million and $67.1 million related to LTC risk ceded to Genworth as of December 31, 2012 and 2011, respectively. Future policy benefits include $3.3 million and $3.9 million related to an assumed reinsurance arrangement as of December 31, 2012 and 2011, respectively.

8.	FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS’ FUNDS AND SEPARATE ACCOUNT LIABILITIES
The Company retrospectively adopted a new accounting standard for DAC in 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted.

RiverSource Life Insurance Co. of New York

Future policy benefits (subsequent to the adjustment for the new accounting standard) and policy claims and other policyholders’ funds consisted of the following:

	December 31,
(in thousands)	2012	2011

Fixed annuities	$1,161,952	$1,175,207
Variable annuity fixed sub-accounts	236,008	234,734
Variable annuity GMWB	36,060	66,621
Variable annuity GMAB	5,912	13,632
Other variable annuity guarantees	812	668

Total annuities	1,440,744	1,490,862
VUL/UL insurance	173,994	167,546
IUL accumulated host values	1,492	—
IUL embedded derivatives	998	—
VUL/UL insurance additional liabilities	19,337	14,315
Other life, DI and LTC insurance	335,015	309,426

Total future policy benefits	1,971,580	1,982,149
Policy claims and other policyholders’ funds	7,261	6,753

Total future policy benefits and policy claims and other policyholders’ funds	$1,978,841	$1,988,902

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2012	2011

Variable annuity variable sub-accounts	$3,442,505	$3,094,544
VUL insurance variable sub-accounts	343,453	318,004
Other insurance variable sub-accounts	973	927

Total	$3,786,931	$3,413,475

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 14 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. In 2012, the Company began offering IUL insurance. IUL is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the S&P 500 Index (subject to a cap). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account. The Company also offers term insurance as well as disability products. The Company no longer offers standalone LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York

9.	VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 8 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•	Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2012				December 31, 2011

		Contract		Weighted		Contract
	Total	Value in	Net	Average	Total	Value in	Net
Variable Annuity Guarantees by Benefit Type(1)	Contract	Separate	Amount	Attained	Contract	Separate	Amount	Weighted Average
(in thousands, except age)	Value	Accounts	at Risk(2)	Age	Value	Accounts	at Risk(2)	Attained Age

GMDB:
Return of premium	$2,328,861	$2,253,448	$2,333	63	$2,011,895	$1,938,491	$17,231	62
Five/six-year reset	600,825	459,887	6,551	63	632,457	489,347	17,853	62
One-year ratchet	493,086	477,445	3,552	64	447,460	433,022	22,175	64
Five-year ratchet	199,317	194,264	586	62	181,760	177,014	4,008	61

Total — GMDB	$3,622,089	$3,385,044	$13,022	63	$3,273,572	$3,037,874	$61,267	62

GGU death benefit	$—	$—	$—	—	$129	$114	$—	52
GMIB	$18,405	$17,395	$2,485	63	$19,084	$17,954	$4,072	63
GMWB:
GMWB	$234,505	$233,455	$1,580	66	$231,605	$230,593	$12,287	65
GMWB for life	1,526,459	1,516,433	9,083	65	1,243,218	1,236,664	40,035	64

Total — GMWB	$1,760,964	$1,749,888	$10,663	65	$1,474,823	$1,467,257	$52,322	64

GMAB	$259,478	$259,004	$249	57	$233,835	$233,544	$3,756	56

(1)	Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2)	Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

Changes in additional liabilities for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB & GGU	GMIB	GMWB	GMAB	UL

Balance at January 1, 2010	$325	$384	$9,188	$4,374	$1,231
Incurred claims	661	64	8,630	81	4,926
Paid claims	(769)	—	—	—	(81)

Balance at December 31, 2010	217	448	17,818	4,455	6,076
Incurred claims	309	31	48,803	9,177	3,016
Paid claims	(337)	—	—	—	(9)

Balance at December 31, 2011	189	479	66,621	13,632	9,083
Incurred claims	656	13	(30,561)	(7,720)	4,351
Paid claims	(525)	—	—	—	(1,150)

Balance at December 31, 2012	$320	$492	$36,060	$5,912	$12,284

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2012	2011

Mutual funds:
Equity	$1,711,910	$1,627,641
Bond	1,424,663	1,313,343
Other	250,467	106,383

Total mutual funds	$3,387,040	$3,047,367

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2012, 2011 and 2010.

10.	LINE OF CREDIT

The Company has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of the Company’s statutory admitted assets as of the prior year end. Prior to August 1, 2012, the interest rate for any borrowings is established by reference to LIBOR. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York Department. In August 2012, an amendment to this agreement increased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. There were no amounts outstanding on this line of credit at December 31, 2012 and 2011.

RiverSource Life Insurance Co. of New York

11.	FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2012
(in thousands)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$1,183,356	$130,454	$1,313,810
Residential mortgage backed securities	—	205,937	—	205,937
Commercial mortgage backed securities	—	173,710	12,740	186,450
State and municipal obligations	—	105,098	—	105,098
Asset backed securities	—	54,566	10,563	65,129
U.S. government and agencies obligations	1,369	3,096	—	4,465
Foreign government bonds and obligations	—	4,321	—	4,321

Total Available-for-Sale securities: Fixed maturities	1,369	1,730,084	153,757	1,885,210
Cash equivalents	—	29,900	—	29,900
Other assets:
Interest rate derivative contracts	—	38,757	—	38,757
Equity derivative contracts	7,645	16,407	—	24,052

Total other assets	7,645	55,164	—	62,809
Separate account assets	—	3,786,931	—	3,786,931

Total assets at fair value	$9,014	$5,602,079	$153,757	$5,764,850

Liabilities
Future policy benefits:
IUL embedded derivatives	$—	$998	$—	$998
GMWB and GMAB embedded derivatives	—	—	39,934	39,934	(1)

Total future policy benefits	—	998	39,934	40,932
Other liabilities:
Interest rate derivative contracts	—	3,023	—	3,023
Equity derivative contracts	—	18,810	—	18,810

Total other liabilities	—	21,833	—	21,833

Total liabilities at fair value	$—	$22,831	$39,934	$62,765

(1)	The Company’s adjustment for nonperformance risk resulted in a $19.9 million cumulative decrease to the embedded derivative liability.

RiverSource Life Insurance Co. of New York

	December 31, 2011
(in thousands)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$1,146,698	$81,587	$1,228,285
Residential mortgage backed securities	—	222,947	3,414	226,361
Commercial mortgage backed securities	—	215,238	36	215,274
State and municipal obligations	—	100,674	—	100,674
Asset backed securities	—	43,773	10,550	54,323
U.S. government and agencies obligations	1,425	5,532	—	6,957
Foreign government bonds and obligations	—	4,287	—	4,287

Total Available-for-Sale securities: Fixed maturities	1,425	1,739,149	95,587	1,836,161
Cash equivalents	—	81,690	—	81,690
Other assets:
Interest rate derivative contracts	—	32,604	—	32,604
Equity derivative contracts	2,208	51,006	—	53,214

Total other assets	2,208	83,610	—	85,818
Separate account assets	—	3,413,475	—	3,413,475

Total assets at fair value	$3,633	$5,317,924	$95,587	$5,417,144

Liabilities
Future policy benefits:
GMWB and GMAB embedded derivatives	$—	$—	$79,451	$79,451	(1)
Other liabilities:
Interest rate derivative contracts	—	1,433	—	1,433
Equity derivative contracts	—	8,878	—	8,878

Total other liabilities	—	10,311	—	10,311

Total liabilities at fair value	$—	$10,311	$79,451	$89,762

(1)	The Company’s adjustment for nonperformance risk resulted in a $25.4 million cumulative decrease to the embedded derivative liability.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

							Future Policy
	Available-for-Sale Securities: Fixed Maturities						Benefits:
		Residential	Commercial				GMWB and
	Corporate	Mortgage	Mortgage	Asset			GMAB
	Debt	Backed	Backed	Backed			Embedded
(in thousands)	Securities	Securities	Securities	Securities	Total		Derivatives

Balance, January 1, 2012	$81,587	$3,414	$36	$10,550	$95,587		$(79,451)
Total gains (losses) included in:
Net income	(186)	(218)	137	114	(153	)(1)	50,808 (2)
Other comprehensive income	413	654	438	(101)	1,404		—
Purchases	55,096	—	—	—	55,096		—
Sales	—	—	—	—	—		—
Issues	—	—	—	—	—		(10,750)
Settlements	(6,456)	(278)	(25)	—	(6,759)		(541)
Transfers into Level 3	—	—	12,154	—	12,154		—
Transfers out of Level 3	—	(3,572)	—	—	(3,572)		—

Balance, December 31, 2012	$130,454	$—	$12,740	$10,563	$153,757		$(39,934)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2012 included in:
Net investment income	$(186)	$—	$137	$114	$65		$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—		49,074

(1)	Represents a $218 thousand loss included in net realized investment gains and a $65 thousand gain included in net investment income in the Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

RiverSource Life Insurance Co. of New York

						Future Policy
	Available-for-Sale Securities: Fixed Maturities					Benefits:
		Residential	Commercial			GMWB and
	Corporate	Mortgage	Mortgage	Asset		GMAB
	Debt	Backed	Backed	Backed		Embedded
(in thousands)	Securities	Securities	Securities	Securities	Total	Derivatives

Balance, January 1, 2011	$79,053	$111,603	$2,100	$11,243	$203,999	$(21,650)
Total gains (losses) included in:
Net income	939	2,421	—	140	3,500 (1)	(49,103	)(2)
Other comprehensive income	1,296	(5,949)	(5)	(833)	(5,491)	—
Purchases	10,399	—	—	—	10,399	—
Sales	(6,774)	—	—	—	(6,774)	—
Issues	—	—	—	—	—	(8,028)
Settlements	(3,773)	(19,894)	(39)	—	(23,706)	(670)
Transfers into Level 3	447	—	—	—	447	—
Transfers out of Level 3	—	(84,767)	(2,020)	—	(86,787)	—

Balance, December 31, 2011	$81,587	$3,414	$36	$10,550	$95,587	$(79,451)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2011 included in:
Net investment income	$(27)	$44	$—	$140	$157	$—
Net realized investment gains (losses)	—	(800)	—	—	(800)	—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	(49,503)

(1)	Represents a $149 thousand gain included in net realized investment gains and a $3.4 million gain included in net investment income in the Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

								Future Policy
	Available-for-Sale Securities: Fixed Maturities							Benefits:
		Residential	Commercial					GMWB and
	Corporate	Mortgage	Mortgage	Asset				GMAB
	Debt	Backed	Backed	Backed		Other		Embedded
(in thousands)	Securities	Securities	Securities	Securities	Total	Assets		Derivatives

Balance, January 1, 2010	$67,825	$127,392	$142	$10,192	$205,551	$137		$(13,413)
Total gains (losses) included in:
Net income	6	3,534	1	85	3,626 (1)	(137	)(2)	(1,334	)(3)
Other comprehensive income	3,245	9,529	(4)	966	13,736	—		—
Purchases, sales, issues and settlements, net	7,977	(28,852)	1,961	—	(18,914)	—		(6,903)
Transfers into Level 3	—	—	—	—	—	—		—
Transfers out of Level 3	—	—	—	—	—	—		—

Balance, December 31, 2010	$79,053	$111,603	$2,100	$11,243	$203,999	$—		$(21,650)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2010 included in:
Net investment income	$6	$3,556	$—	$85	$3,647	$—		$—
Net realized investment gains (losses)	—	(33)	—	—	(33)	—		—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	—		(2,113)

(1)	Represents a $33 thousand loss included in net realized investment gains and a $3.7 million gain included in net investment income in the Statements of Income.

(2)	Included in net investment income in the Statements of Income.

(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The impact to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its GMWB and GMAB embedded derivatives was a decrease of $3.9 million and increases of $11.2 million and $1.3 million, net of DAC and DSIC amortization, for the years ended December 31, 2012, 2011 and 2010, respectively.

During the years ended December 31, 2012 and 2011, transfers from Level 3 to Level 2 included certain non-agency residential mortgage backed securities with a fair value of approximately $3.6 million and $84.8 million, respectively. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed securities market and observability of significant inputs to the valuation methodology. All other securities transferred from Level 3 to Level 2 represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred from Level 2 to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value

RiverSource Life Insurance Co. of New York

hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2012:

				Range
	Fair Value	Valuation Technique	Unobservable Input	(Weighted Average)

	(in thousands)
Corporate debt securities (private placements)	$130,144	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1 – 5.0% (2.2%	)
GMWB and GMAB embedded derivatives	$39,934	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0% – 56.4%
			Surrender rate	0.0% – 56.3%
			Market volatility(2)	5.6% – 21.2%
			Nonperformance risk(3)	97 bps

(1)	The utilization of the guaranteed withdrawals represents the percentage of policyholders that will begin withdrawing in any given year.

(2)	Market volatility is implied volatility of fund of funds.

(3)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivative.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs
Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in surrender rate and nonperformance risk used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, municipal bonds, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company.

RiverSource Life Insurance Co. of New York

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the net asset value (“NAV”) of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2012 and 2011. See Note 14 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Future Policy Benefits
The Company values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of the Company’s nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

The Company’s Corporate Actuarial Department calculates the fair value of the GMWB and GMAB embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivative liability associated with the provisions of its IUL products. The inputs to these calculations are primarily market observable and include interest rates, volatilities and equity index levels. As a result, these measurements are classified as Level 2.

Other Liabilities
The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2012 and 2011. See Note 14 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

RiverSource Life Insurance Co. of New York

The following table provides the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31,					December 31,
	2012					2011

	Carrying	Fair Value				Carrying	Fair
(in thousands)	Value	Level 1	Level 2	Level 3	Total	Value	Value

Financial Assets
Commercial mortgage loans, net	$155,292	$—	$—	$166,663	$166,663	$153,293	$164,125
Policy loans	39,389	—	—	38,031	38,031	37,367	36,190
Restricted cash	3,500	3,500	—	—	3,500	—	—

Financial Liabilities
Future policy benefits	$1,065,611	$—	$—	$1,181,409	$1,181,409	$1,075,262	$1,171,288
Separate account liabilities	5,811	—	5,811	—	5,811	7,557	7,557

Commercial Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics, including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

Policy Loans
The fair value of policy loans is determined using discounted cash flows and are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and do not transfer to third party market participants; therefore, the carrying amount is a reasonable estimate of fair value. The fair value of restricted cash is classified as Level 1.

Future Policy Benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

12.	RELATED PARTY TRANSACTIONS
Columbia Management Investment Advisers, LLC is the investment manager for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2012, 2011 and 2010, the Company received $13.0 million, $11.9 million and $7.5 million, respectively, from Columbia Management Investment Advisers, LLC for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $27.6 million, $30.7 million and $27.9 million for 2012, 2011 and 2010, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

RiverSource Life Insurance Co. of New York

During 2012, 2011 and 2010, the Company paid cash dividends of $50.0 million, $78.6 million and $28.2 million, respectively, to RiverSource Life. Prior to paying these dividends, the Company provided notification to the New York Department and received a response indicating that they did not object to the payments.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. At December 31, 2012, the Company had an amount due from Ameriprise Financial for federal income taxes of $2.7 million. At December 31, 2011, the Company had an amount due to Ameriprise Financial for federal income taxes of $1.0 million. Amounts due to RiverSource Life for federal income taxes were $6.7 million at both December 31, 2012 and 2011.

13.	STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS
State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For the Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end or statutory net gain (loss) from operations for the immediately preceding calendar year would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain (loss) from operations was $93.2 million, $(3.8) million and $59.5 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company retrospectively adopted a new accounting standard for DAC in 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted.

Reconciliations of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, (subsequent to the adjustment for the new accounting standard) to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2012	2011	2010

Net income, per accompanying GAAP financial statements	$37,818	$38,796	$48,512
Capitalization/amortization of DAC, net (GAAP item)	2,426	(3,380)	(9,814)
Capitalization/amortization of DSIC, net (GAAP item)	2,539	2,220	(2,116)
Change in deferred income taxes(1)(2)	2,878	(4,970)	4,767
Change in future policy benefits(1)	(5,403)	(5,169)	16,819
Current income tax expense(1)	—	—	(4,355)
Change in separate account liability adjustment (SAP item)	(617)	(2,605)	(2,812)
Derivatives(1)(2)	40,461	(31,473)	11,018
Change in interest maintenance reserve (SAP item)	1,940	1,935	1,313
Other, net	374	(1,575)	(237)

Net income (loss), SAP basis(3)	$82,416	$(6,221)	$63,095

(1)	Represents valuation differences between GAAP and SAP income statement amounts.

(2)	Represents amounts which are recorded directly to surplus for statutory reporting purposes.

(3)	Results are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Shareholder’s Equity

	December 31,
(in thousands)	2012	2011

Shareholder’s equity, per accompanying GAAP financial statements	$396,685	$385,151
DAC (GAAP item)	(127,704)	(133,032)
Net unrealized gains and losses on Available-for-Sale investments (GAAP item)	(202,574)	(152,972)
DSIC (GAAP item)	(18,242)	(21,222)
Asset valuation reserve	(3,434)	(18,618)
Future policy benefits(1)	20,471	16,989
Deferred income taxes, net(1)	62,419	50,342
Separate account liability adjustment (SAP item)	153,929	154,547
Non-admitted assets (SAP item)	(16,299)	(27,769)
Interest maintenance reserve	(8,298)	(10,239)
Other, net	(4,175)	(7,700)

Capital and surplus, SAP basis(2)	$252,778	$235,477

(1)	Represents valuation differences between GAAP and SAP balance sheet amounts.

(2)	Includes unassigned surplus of $144.0 million and $117.9 million at December 31, 2012 and 2011, respectively.

RiverSource Life Insurance Co. of New York

14.	DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy on the recognition of derivatives on the Balance Sheet is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement.

The following table presents the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral:

	December 31, 2012		December 31, 2011

	Net Derivative	Net Derivative	Net Derivative	Net Derivative
(in thousands)	Assets	Liabilities	Assets	Liabilities

Fair value of OTC derivatives after application of master netting agreements	$45,208	$3,777	$77,064	$687
Cash collateral on OTC derivatives	(19,030)	(2,818)	(45,587)	—

Fair value of OTC derivatives after application of master netting agreements and cash collateral	26,178	959	31,477	687
Securities collateral on OTC derivatives	(20,041)	—	(22,856)	(687)

Fair value of OTC derivatives after application of master netting agreements and cash and securities collateral	6,137	959	8,621	—
Fair value of exchange-traded derivatives	—	—	—	—

Total fair value of derivatives after application of master netting agreements and cash and securities collateral	$6,137	$959	$8,621	$—

In April 2012, the Financial Stability Oversight Council approved the final rule and interpretive guidance that provides the framework it will follow to determine if a nonbank financial company is a Systemically Important Financial Institution. The framework includes a three-stage process to help narrow down the pool of nonbank financial companies for review and possible designation. Stage 1 criteria include having at least $50 billion in assets and meeting one of five additional quantitative measures. One of the five thresholds is $3.5 billion of derivative liabilities after considering the effects of master netting arrangements and cash collateral held with the same counterparty.

The following table presents the Company’s derivative liabilities as defined by the rule:

	December 31,
(in thousands)	2012	2011

Fair value of OTC derivative liabilities after application of master netting agreements and cash collateral	$959	$687
Fair value of embedded derivative liabilities	40,932	79,451

Fair value of derivative liabilities after application of master netting agreements and cash collateral	$41,891	$80,138

The Company currently uses derivatives as economic hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

		Asset			Liability
Derivatives not designated	Balance Sheet	December 31,		Balance Sheet	December 31,
as hedging instruments	Location	2012	2011	Location	2012	2011

		(in thousands)			(in thousands)
GMWB and GMAB
Interest rate contracts	Other assets	$38,757	$32,604	Other liabilities	$3,023	$1,433
Equity contracts	Other assets	23,939	53,214	Other liabilities	18,782	8,878
Embedded derivatives(1)	Not applicable	—	—	Future policy benefits	39,934	79,451

Total GMWB and GMAB		62,696	85,818		61,739	89,762

Other derivatives:
Equity
IUL	Other assets	113	—	Other liabilities	28	—
IUL embedded derivatives	Not applicable	—	—	Future policy benefits	998	—

Total other		113	—		1,026	—

Total derivatives		$62,809	$85,818		$62,765	$89,762

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

See Note 11 for additional information regarding the Company’s fair value measurement of derivative instruments.

RiverSource Life Insurance Co. of New York

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income for the years ended December 31:

		Amount of Gain (Loss) on
Derivatives not designated	Location of Gain (Loss) on	Derivatives Recognized in Income
as hedging instruments	Derivatives Recognized in Income	2012	2011	2010

		(in thousands)
GMWB and GMAB
Interest rate contracts	Benefits, claims, losses and settlement expenses	$14,356	$28,823	$17,503
Equity contracts	Benefits, claims, losses and settlement expenses	(62,257)	7,402	(16,587)
Foreign currency contracts	Benefits, claims, losses and settlement expenses	1,443	(188)	—
Embedded derivatives(1)	Benefits, claims, losses and settlement expenses	39,517	(57,801)	(8,237)

Total GMWB and GMAB		(6,941)	(21,764)	(7,321)

Other derivatives:
Equity
IUL	Interest credited to fixed accounts	(8)	—	—
IUL embedded derivatives	Interest credited to fixed accounts	(52)	—	—

Total other		(60)	—	—

Total derivatives		$(7,001)	$(21,764)	$(7,321)

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity and interest rate risk related to the Company’s variable annuity guaranteed benefits.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options and interest rate swaps. At December 31, 2012 and 2011, the gross notional amount of derivative contracts for the Company’s GMWB and GMAB provisions was $2.0 billion and $1.8 billion, respectively.

The deferred premium associated with certain options is paid semi-annually over the life of the option contract. The following is a summary of the payments the Company is scheduled to make for these options:

(in thousands)	Premiums Payable

2013	$13,121
2014	13,121
2015	12,582
2016	11,186
2017	8,413
2018-2025	19,764

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options. The gross notional amount of IUL derivative contracts was $4.3 million at December 31, 2012.

Embedded Derivatives
Certain annuities contain GMAB and non-life contingent GMWB provisions which are considered embedded derivatives. In addition, the equity component of the IUL product obligations is also considered an embedded derivative. These embedded derivatives are bifurcated from their host contracts and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

Credit Risk
Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and

RiverSource Life Insurance Co. of New York

oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. As of December 31, 2012 and 2011, the Company held $19.0 million and $45.7 million, respectively, in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral the Company is obligated to return to counterparties. As of December 31, 2012 and 2011, the Company had accepted additional collateral consisting of various securities with a fair value of $22.4 million and $22.9 million, respectively, which are not reflected on the Balance Sheets. As of December 31, 2012 and 2011, the Company’s maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $6.1 million and $8.6 million, respectively.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2012 and 2011, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $3.8 million and $687 thousand, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2012 and 2011 was $2.8 million and $687 thousand, respectively. If the credit contingent provisions of derivative contracts in a net liability position at December 31, 2012 and 2011 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $1.0 million and nil, respectively.

15.	INCOME TAXES
The Company retrospectively adopted a new accounting standard for DAC in 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted. Prior period disclosures presented below have been retrospectively adjusted for the new accounting standard.

In 2012, the Company made a correction to tax expense primarily attributable to prior years. Management has determined that the effect of this correction is not material to the financial statements for all current and prior periods presented. See Note 1 for additional information on this correction.

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Current income tax:
Federal	$13,781	$16,722	$11,154
State	(8)	(579)	720

Total current income tax	13,773	16,143	11,874
Deferred federal income tax benefit	1,077	(4,971)	4,765

Income tax provision	$14,850	$11,172	$16,639

RiverSource Life Insurance Co. of New York

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2012	2011	2010

Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividends received deduction	(7.5)	(9.6)	(5.8)
State taxes, net of federal benefit	—	(0.8)	0.7
Taxes applicable to prior years	0.9	(0.2)	(3.3)
Foreign tax credit, net of addback	(0.2)	(1.9)	(1.2)
Other	—	(0.1)	0.1

Income tax provision	28.2%	22.4%	25.5%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and foreign tax credits. The increase in the effective tax rate for the year ended December 31, 2012 is primarily due to a $1.8 million correction of tax related to securities lending activities along with higher pretax income relative to tax preferred items compared to the prior year. See Note 1 for additional information on the out-of-period correction.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities are reflected in the following table:

	December 31,
(in thousands)	2012	2011

Deferred income tax assets:
Liabilities for future policy benefits	$77,591	$75,232
Capital loss and tax credit carryforward	—	2,106
Other	1,127	2,556

Gross deferred income tax assets	78,718	79,894
Deferred income tax liabilities:
DAC	28,761	35,549
Net unrealized gains on Available-for Sale securities	47,785	35,064
Investment related	13,890	6,157
DSIC	6,385	7,428

Gross deferred income tax liabilities	96,821	84,198

Net deferred income tax liabilities	$18,103	$4,304

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(in thousands)	2012	2011	2010

Balance at January 1	$6,424	$2,330	$(1,602)
Additions for tax positions of prior years	904	6,000	12,642
Reductions for tax positions of prior years	(2,509)	(634)	(5,954)
Settlements	(609)	(1,272)	(2,756)

Balance at December 31	$4,210	$6,424	$2,330

The significant decrease in the amount of gross unrecognized tax benefits is a result of reaching an agreement with the Internal Revenue Service (“IRS”) on the treatment of certain items under audit. If recognized, approximately $110 thousand, $424 thousand and $2.3 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2012, 2011 and 2010, respectively, would affect the effective tax rate.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $205 thousand, a net reduction of $3.9 million, and a net increase of $1.8 million in interest and penalties for the years ended December 31, 2012, 2011 and 2010, respectively. At December 31, 2012 and 2011, the Company had a payable of $2.2 million and $2.0 million, respectively, related to the accrual of interest and penalties.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $4.2 million in the next 12 months.

The Company’s income tax returns are included in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The IRS had previously completed its field examination of the 1997

RiverSource Life Insurance Co. of New York

through 2007 tax returns in recent years. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain unagreed-upon issues. The IRS is in the process of completing the audit of the Company’s income tax returns for 2008 and 2009 and began auditing 2010 and 2011 in the fourth quarter of 2012. The Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2008 and remain open for the years after 2008.

It is possible there will be corporate tax reform in the next few years. While impossible to predict, corporate tax reform is likely to include a reduction in the corporate tax rate coupled with reductions in tax preferred items. Any changes could have a material impact on the Company’s income tax expense and deferred tax balances.

The items comprising other comprehensive income are presented net of the following income tax benefit amounts:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Net unrealized securities gains	$12,721	$8,916	$8,806

16.	COMMITMENTS AND CONTINGENCIES
At December 31, 2012 and 2011, the Company had no material commitments to purchase investments other than mortgage loan fundings. See Note 5 for additional information.

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2012, these guarantees range up to 5.0%.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, the Company is responding to a request from the New York insurance regulator regarding its abandoned property. The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association. Uncertainty and volatility in the U.S. economy and financial markets in recent years have weakened the financial condition of numerous insurers, including insurers currently in receiverships, increasing the risk of triggering guaranty fund assessments.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

Executive Life Insurance Company of New York (“ELNY”) was placed into rehabilitation by a New York state court in 1991. On April 16, 2012, the court issued an order converting the rehabilitation into a liquidation proceeding under a plan submitted by the New York insurance regulator with support from NOLHGA and the industry.

During 2012, the Company established a liability for estimated guaranty fund assessments and a related premium tax asset associated with ELNY. At December 31, 2012, the estimated liability was $5.0 million and the related premium tax asset was $3.2 million. The expected period over which the assessments will be made and the related tax credits recovered is not known. At December 31, 2011, the net liability was not considered material.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

S-6337 N (4/13)

PART C: OTHER INFORMATION
Item 26. Exhibits — Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.
(a)(1) Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed as Exhibit 1.A.(1) to Registrant’s Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.
(a)(2) Board Resolution for establishment of 81 subaccounts dated May 20, 2005, filed electronically on or about April 27, 2006, as Exhibit (a)(3) to Registrant’s Post-Effective Amendment No. 21, File No. 333-44644 is incorporated herein by reference.
(a)(3) Unanimous written consent of the Board of Directors in lieu of a meeting for the IDS Life Insurance Company adopted December 8, 2006, for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.
(a)(4) Board Resolution for establishment of 91 subaccounts dated April 24, 2007, filed electronically as Exhibit (a)(5) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.
(a)(5) Board Resolution for establishment of 101 subaccounts dated April 15, 2011 filed electronically as Exhibit (a)(5) to Post-Effective Amendment No. 25 to Registration Statement No. 333-42257 is incorporated herein by reference.
(b) Not applicable.
(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated herein by reference.
(d)(1) Flexible Premium Survivorship Variable Life Insurance Policy filed electronically as Exhibit (d)(1) to Post-Effective Amendment No. 20 to Registration Statement No. 333-44644 is incorporated herein by reference.
(e)(1) Form of Application for the Flexible Premium Survivorship Variable Life Insurance Policy filed an as Exhibit to Registrant’s Form N-8B-2 Amendment No. 1, File No. 811-05213 is incorporated herein by reference.
(f)(1) Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit (f)(1) to Post-Effective Amendment No. 28 to

Registration Statement No. 333-69777 is incorporated herein by reference.
(f)(2) Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.
(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 3124 filed electronically as Exhibit (g)(1) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(2) Redacted copy of Amendment to Automatic YRT Agreement dated August 18, 2003, and identified as Treaty Number 3124, between IDS Life Insurance Company of New York and Reinsurer, effective January 1, 2005, filed electronically as Exhibit (g)(2) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(3) Redacted copy of Amendment to Automatic and Facultative Reinsurance Agreement dated effective November 15, 2000, between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(3) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 9130 filed electronically as Exhibit (g)(4) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(5) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 0322-6606 filed electronically as Exhibit (g)(5) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(6) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 7783-1 filed electronically as Exhibit (g)(6) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(7) Redacted copy of Amendment Number 2 to the Reinsurance Agreement dated August 18, 2003, and identified as Number 7783-1 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(7) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment

No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.
(h)(2) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.
(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.
(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.
(h)(5) Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among IDS Life Insurance Company of New York and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (14) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.
(h)(6) Copy of Fund Participation Agreement dated May 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (13) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.
(h)(7) Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.
(h)(8) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically on or about April 27,

2006 as Exhibit (h)(8) to Registrant’s Post-Effective Amendment No. 21, File No. 333-44644 is incorporated herein by reference.
(h)(9) Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.
(h)(10) Copy of Participation Agreement Among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006, filed as Exhibit (h)(10) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.
(h)(11) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.
(h)(12) Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.
(h)(13) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.
(h)(14) Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.
(h)(15) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of new York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008, is incorporated herein by reference.
(h)(16) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(20) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.
(h)(17) Copy of Participation Agreement dated January 1, 2007, by and among, Wells Fargo Variable Trust, RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC filed electronically as Exhibit (h)(16) to

Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.
(h)(18) Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.4 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008, is incorporated herein by reference.
(h)(19) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Co. of New York, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.20 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008, is incorporated herein by reference.
(h)(20) Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No.333-139764 on or about April 28, 2008, is incorporated herein by reference.
(h)(21) Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.
(h)(22) Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.
(i) Not applicable
(j) Not applicable
(k) Consent and Opinion of Counsel is filed electronically herewith.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development is filed electronically herewith.
(m)(1) Calculations of Illustrations for Succession Select-NY are filed electronically herewith.
(m)(2) Calculations of Illustrations for Succession Select-NY 2008 Revisions are filed electronically herewith.
(n) Consents of Independent Registered Public Accounting Firms for Succession Select-NY are filed electronically herewith.
(o) Not applicable.
(p) Not applicable.
(q) RiverSource Life Insurance Co. of New York’s Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit (q) to Post-Effective Amendment No. 25 to Registration Statement No. 333-42257 is incorporated herein by reference.
(r)(1) Power of Attorney to sign amendments to this Registration Statement dated April 2, 2012, filed electronically as Exhibit 13 to RiverSource of New York Variable Annuity Account’s Post-Effective Amendment No. 36 to Registration Statement No. 333-91691 is incorporated herein by reference.
Item 27. Directors and Officers of the Depositor
Directors and Officers of the Depositor RiverSource Life Insurance Co. of New York

Name	Principal Business Address*	Positions and Offices with Depositor
Maureen A. Buckley	20 Madison Ave. Extension Albany, NY 12203	Chairman of the Board, President and Chief Executive Officer

Gumer C. Alvero	1765 Ameriprise Financial Center Minneapolis, MN 55474	President — Director and Executive Vice President Annuities

Richard N. Bush		Senior Vice President — Corporate Tax

Douglas K. Dunning		Director

Steve M. Gathje		Senior Vice President and Chief Actuary

Mark Gorham		Director and Vice President — Insurance Product Development

Robert R. Grew	Carter, Ledyard & Milburn 2 Wall Street New York, NY 10005-2072	Director

Ronald L. Guzior	Bollam, Sheedy, Torani & Co. LLP CPA’s 26 Computer Drive West Albany, NY 12205	Director

Name	Principal Business Address*	Positions and Offices with Depositor
James L. Hamalainen		Senior Vice President and Treasurer

Jean B. Keffeler	1010 Swingley Rd. Livingston, MT 59047	Director

Jeryl A. Millner	138 Ameriprise Financial Center Minneapolis, MN 55474	Director

Thomas R. Moore		Secretary

Thomas V. Nicolosi	Ameriprise Financial Services Inc.	Director
Suite 220
500 Mamaroneck Avenue
Harrison, NY 10528

*	Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474
Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC. 2/1/13 #237146

Parent Company	Incorp State
Ameriprise Financial, Inc.	DE
Subsidiary Name	Incorp State
Ameriprise Advisor Capital, LLC	DE
Ameriprise National Trust Bank	Federal
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
201 Eleventh Street South, LLC	MN
Ameriprise India Private Limited	India
Ameriprise India Insurance Brokers Services Private Limited*	India
Ameriprise Trust Company	MN
AMPF Holding Corporation	MI
American Enterprise Investment Services Inc.**	MN
Ameriprise Financial Services, Inc.**	DE
AMPF Property Corporation	MI
AMPF Realty Corporation	MI
Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
GA Legacy, LLC	DE
J.& W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.**	NY
Columbia Research Partners LLC	DE
Seligman Focus Partners LLC	DE
Seligman Global Technology Partners LLC	DE
Seligman Health Partners LLC	DE
Seligman Health Plus Partners LLC	DE
Seligman Partners LLC	DE
RiverSource CDO Seed Investment, LLC	MN
WAM Acquisition GP, Inc.	DE
Columbia Management Investment Services Corp.	MN
IDS Property Casualty Insurance Company	WI
Ameriprise Auto & Home Insurance Agency, Inc.	WI

Parent Company	Incorp State
Ameriprise Insurance Company	WI
RiverSource Distributors, Inc.**	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Porfolio LLC	DE
Threadneedle Asset Management Holdings Sarl	Luxembourg
(Threadneedle subsidiary list is not included.)

*	This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chandrasekhar (74%) as required by India law.

**	Registered Broker-Dealer
Item 29. Indemnification
The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.
No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.
The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriters
Principal Underwriters.
(a) RiverSource Distributors Inc. acts as principal underwriter for:
RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8
(b) As to each director, officer or partner of the principal underwriter:

Name and Principal	Positions and Offices
Business Address*	with Underwriter
Lynn Abbott	President

Gumer C. Alvero	Director and Vice President

Name and Principal	Positions and Offices
Business Address*	with Underwriter
Thomas R. Moore	Secretary

Mark D. Scalercio	Vice President

Jon Stenberg	Director and Vice President

David K. Stewart	Chief Financial Officer

John R. Woerner	Chairman of the Board and Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474
(c) RiverSource Distributors, Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NET
UNDERWRITING
NAME OF	DISCOUNTS	COMPENSATION
PRINCIPAL	AND	ON	BROKERAGE	OTHER
UNDERWRITER	COMMISSIONS	REDEMPTION	COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$24,714,946	None	None	None
Item 31. Location of Accounts and Records
The accounts and records of the Registrant are located at the offices of the Depositor (RiverSource Life Insurance Co. of New York) at 20 Madison Avenue Extension, Albany, NY 12203.
Item 32. Management Services
Not Applicable.
Item 33. Fee Representation
The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 RiverSource Life Insurance Co. of New York, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 26th day of April, 2013.

RiverSource of New York Account 8 (Registrant) By RiverSource Life Insurance Co. of New York (Sponsor)
By /s/ Maureen A. Buckley*
Maureen A. Buckley
Chairman of the Board, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 26th day of April, 2013.

/s/ Gumer C. Alvero*	Director and Executive Vice President - Annuities
Gumer C. Alvero

/s/ Maureen A. Buckley*	Chairman of the Board, President and Chief Executive Officer
Maureen A. Buckley

/s/ Mark Gorham	Director, Vice President - Insurance Product Development
Mark Gorham

/s/ Richard N. Bush*	Senior Vice President - Corporate Tax
Richard N. Bush

/s/ Douglas K. Dunning*	Director
Douglas K. Dunning

/s/ Steve M. Gathje*	Senior Vice President and Chief Actuary
Steve M. Gathje

/s/ Robert R. Grew*	Director
Robert R. Grew

/s/ Ronald L. Guzior*	Director
Ronald L. Guzior

/s/ Jean B. Keffeler*	Director
Jean B. Keffeler

/s/ Jeryl A. Millner*	Director
Jeryl A. Millner

/s/ Thomas V. Nicolosi*	Director
Thomas V. Nicolosi

/s/ James L. Hamalainen*	Senior Vice President and Treasurer
James L. Hamalainen

*	Signed pursuant to Power of Attorney dated April 2, 2012, filed electronically as Exhibit 13 to RiverSource of New York Variable Annuity Account’s Post-Effective Amendment No. 36 to Registration Statement No. 333-91691, by:

/s/ Dixie Carroll
Dixie Carroll
Assistant General Counsel
and Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 27
TO REGISTRATION STATEMENT NO. 333-42257
This Registration Statement is comprised of the following papers and documents:
The Cover Page.
Part A.
Prospectus for:
RiverSource Succession Select (R) Variable Life Insurance
Part B.
The combined Statement of Additional Information and Financial Statements relating to RiverSource of New York Account 8.
Part C.
Other Information.
Signatures.
Exhibits.

EXHIBIT INDEX
(k) Consent and Opinion of Counsel.
(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development.
(m)(1) Calculations of Illustrations for Succession Select-NY.
(m)(2) Calculations of Illustrations for Succession Select-NY 2008 Revisions.
(n) Consents of Independent Registered Public Accounting Firms for Succession Select-NY.